American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 91.68% Information technology 30.40%	Shares	Value (000)
Microsoft Corp.	1,862,700	$574,289
ASML Holding NV1	548,945	366,146
ASML Holding NV (New York registered) (ADR)	280,900	187,622
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	22,457,000	464,286
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	14,596
Adyen NV1,2	61,300	121,102
Applied Materials, Inc.	875,000	115,325
Broadcom, Inc.	119,200	75,058
MongoDB, Inc., Class A2	139,000	61,659
Adobe, Inc.[2]	135,000	61,509
Amphenol Corp., Class A	747,000	56,286
Zendesk, Inc.[2]	419,500	50,462
Fiserv, Inc.[2]	497,600	50,457
Samsung Electronics Co., Ltd.[1]	785,100	44,851
Hexagon AB, Class B1	2,920,500	40,974
NVIDIA Corp.	147,600	40,274
Keyence Corp.[1]	71,000	33,010
Apple, Inc.	142,680	24,913
Mastercard, Inc., Class A	62,500	22,336
EPAM Systems, Inc.[2]	72,800	21,593
Visa, Inc., Class A	70,197	15,568
PayPal Holdings, Inc.[2]	128,600	14,873
DocuSign, Inc.[2]	128,500	13,765
Network International Holdings PLC[1,2]	3,731,800	13,666
Amadeus IT Group SA, Class A, non-registered shares[1,2]	177,201	11,542
Shopify, Inc., Class A, subordinate voting shares[2]	14,000	9,463
Worldline SA, non-registered shares[1,2]	146,850	6,366
Sinch AB1,2,3	894,000	6,053
		2,518,044
Consumer discretionary 15.89%
Amazon.com, Inc.[2]	97,800	318,823
Chipotle Mexican Grill, Inc.[2]	145,700	230,502
LVMH Moët Hennessy-Louis Vuitton SE1	219,900	156,584
Floor & Decor Holdings, Inc., Class A2	914,698	74,091
Domino’s Pizza, Inc.	138,400	56,330
NIKE, Inc., Class B	400,000	53,824
Renault SA1,2	1,688,781	44,144
Prosus NV, Class N1	760,993	40,285
Cie. Financière Richemont SA, Class A1	291,500	36,976
Domino’s Pizza Enterprises, Ltd.[1]	430,000	28,016
Home Depot, Inc.	92,275	27,621
MercadoLibre, Inc.[2]	21,200	25,217
Coupang, Inc., Class A2	1,392,204	24,614
IDP Education, Ltd.[1]	1,028,700	23,992
Booking Holdings, Inc.[2]	8,400	19,727
Stellantis NV1	1,096,000	17,736
American Funds Insurance Series — Global Growth Fund — Page 1 of 251

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
EssilorLuxottica[1]	94,200	$17,196
Melco Resorts & Entertainment, Ltd. (ADR)[2]	2,127,000	16,250
MGM China Holdings, Ltd.[1,2]	23,189,200	14,657
Evolution AB1	140,000	14,288
Entain PLC[1,2]	665,250	14,269
YUM! Brands, Inc.	120,000	14,224
XPeng, Inc., Class A1,2	979,200	13,497
Wynn Macau, Ltd.[1,2]	17,233,600	12,500
Moncler SpA[1]	217,370	12,105
Arrival Group[2,3]	1,253,000	4,674
Farfetch, Ltd., Class A2	223,000	3,372
JD.com, Inc., Class A1,2	14,952	438
		1,315,952
Health care 14.92%
UnitedHealth Group, Inc.	259,600	132,388
DexCom, Inc.[2]	253,000	129,435
ResMed, Inc.	378,000	91,669
Mettler-Toledo International, Inc.[2]	65,000	89,257
AstraZeneca PLC[1]	646,300	85,707
Pfizer, Inc.	1,479,000	76,568
Regeneron Pharmaceuticals, Inc.[2]	95,036	66,375
Cigna Corp.	259,119	62,088
Merck & Co., Inc.	620,000	50,871
Tandem Diabetes Care, Inc.[2]	379,084	44,084
CVS Health Corp.	371,000	37,549
Fisher & Paykel Healthcare Corp., Ltd.[1]	2,188,000	36,766
Danaher Corp.	97,700	28,658
NovoCure, Ltd.[2]	340,000	28,169
Eli Lilly and Company	87,100	24,943
Bayer AG1	363,860	24,894
Zoetis, Inc., Class A	116,300	21,933
Anthem, Inc.	43,000	21,123
Catalent, Inc.[2]	175,900	19,507
Humana, Inc.	43,000	18,712
Virbac SA1,2	37,800	15,083
Dechra Pharmaceuticals PLC[1]	283,000	14,984
Novartis AG1	165,600	14,523
Coloplast A/S, Class B1	93,950	14,229
Sanofi[1]	135,000	13,768
Vertex Pharmaceuticals, Inc.[2]	49,500	12,918
Olympus Corp.[1]	665,800	12,649
Rede D’Or Sao Luiz SA	1,073,663	11,253
Bachem Holding AG, Class B1	20,300	11,140
Alnylam Pharmaceuticals, Inc.[2]	67,000	10,940
Genus PLC[1]	270,000	9,963
Organon & Co.	62,000	2,166
Viatris, Inc.	110,678	1,204
		1,235,516
Financials 8.85%
Tradeweb Markets, Inc., Class A	1,685,360	148,093
AIA Group, Ltd.[1]	10,109,600	105,842
Kotak Mahindra Bank, Ltd.[1]	2,915,200	67,036
JPMorgan Chase & Co.	363,600	49,566
American Funds Insurance Series — Global Growth Fund — Page 2 of 251

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
AXA SA1	1,692,893	$49,439
Allfunds Group PLC[1,2]	2,890,300	32,996
Société Générale[1]	1,011,450	27,058
Citigroup, Inc.	497,600	26,572
Prudential PLC[1]	1,773,082	26,191
Zurich Insurance Group AG1	50,000	24,651
Ping An Insurance (Group) Company of China, Ltd., Class H1	3,254,000	22,959
DBS Group Holdings, Ltd.[1]	718,200	18,882
Banco Santander, SA1	5,334,500	18,100
Aon PLC, Class A	55,000	17,910
CME Group, Inc., Class A	69,087	16,433
HDFC Life Insurance Company, Ltd.[1]	2,289,515	16,188
Macquarie Group, Ltd.[1]	95,800	14,411
FinecoBank SpA[1]	893,000	13,563
Wells Fargo & Company	266,000	12,890
Lufax Holding, Ltd. (ADR)[2]	2,004,100	11,163
Bank of America Corp.	265,200	10,931
Jackson Financial, Inc., Class A	44,327	1,961
Moscow Exchange MICEX-RTS PJSC[1,4]	12,640,000	—[5]
		732,835
Communication services 6.77%
Alphabet, Inc., Class A2	95,500	265,619
Alphabet, Inc., Class C2	63,852	178,338
Meta Platforms, Inc., Class A2	312,200	69,421
Sea, Ltd., Class A (ADR)[2]	189,951	22,754
Tencent Holdings, Ltd.[1]	314,000	14,813
Altice USA, Inc., Class A2	751,200	9,375
		560,320
Consumer staples 6.57%
British American Tobacco PLC[1]	3,329,455	139,259
Kweichow Moutai Co., Ltd., Class A1	340,909	91,965
Philip Morris International, Inc.	919,500	86,378
Altria Group, Inc.	1,248,500	65,234
Keurig Dr Pepper, Inc.	1,624,000	61,549
Nestlé SA1	335,100	43,503
Costco Wholesale Corp.	39,170	22,556
Associated British Foods PLC[1]	789,876	17,154
Monster Beverage Corp.[2]	204,000	16,300
		543,898
Industrials 3.89%
MTU Aero Engines AG1	167,000	38,802
DSV A/S1	201,000	38,435
Alliance Global Group, Inc.[1]	156,400,700	37,775
Airbus SE, non-registered shares[1,2]	288,300	34,848
NIBE Industrier AB, Class B1	2,740,000	30,197
GT Capital Holdings, Inc.[1,2]	2,454,611	26,113
Safran SA1	164,000	19,275
Techtronic Industries Co., Ltd.[1]	1,125,000	18,123
Carrier Global Corp.	370,900	17,013
General Electric Co.	157,500	14,411
Daikin Industries, Ltd.[1]	74,600	13,583
SMC Corp.[1]	22,500	12,567
American Funds Insurance Series — Global Growth Fund — Page 3 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Nidec Corp.[1]	143,000	$11,329
Boeing Company[2]	51,300	9,824
		322,295
Materials 2.03%
Sherwin-Williams Company	456,200	113,877
Vale SA, ordinary nominative shares	940,000	18,875
Shin-Etsu Chemical Co., Ltd.[1]	119,500	18,210
Koninklijke DSM NV1	98,100	17,532
		168,494
Energy 1.95%
Canadian Natural Resources, Ltd.	1,168,000	72,323
Reliance Industries, Ltd.[1]	1,601,273	55,423
Equinor ASA[1,2]	592,000	22,214
Aker BP ASA[1,2,3]	312,929	11,660
Gazprom PJSC (ADR)[1,4]	4,173,000	—[5]
LUKOIL Oil Co. PJSC (ADR)[1,4]	246,300	—[5]
		161,620
Real estate 0.41%
Goodman Logistics (HK), Ltd. REIT[1]	1,206,000	20,484
Country Garden Services Holdings Co., Ltd.[1]	3,236,700	13,753
		34,237
Total common stocks (cost: $4,274,854,000)		7,593,211
Preferred securities 2.31% Health care 1.93%
Sartorius AG, nonvoting non-registered preferred shares[1]	360,500	160,102
Information technology 0.38%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	603,000	31,189
Total preferred securities (cost: $37,102,000)		191,291
Short-term securities 5.96% Money market investments 5.87%
Capital Group Central Cash Fund 0.32%[6,7]	4,865,468	486,547
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.32%[6,7,8]	35,533	3,553
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[6,8]	821,020	821
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[6,8]	820,000	820
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[6,8]	820,001	820
American Funds Insurance Series — Global Growth Fund — Page 4 of 251

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[6,8]	820,001	$820
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[6,8]	820,001	820
		7,654
Total short-term securities (cost: $494,194,000)		494,201
Total investment securities 99.95% (cost: $4,806,150,000)		8,278,703
Other assets less liabilities 0.05%		3,813
Net assets 100.00%		$8,282,516
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 5.91%
Money market investments 5.87%
Capital Group Central Cash Fund 0.32%[6]	$376,714	$354,131	$244,257	$(4)	$(37)	$486,547	$161
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.32%[6,8]	1,808	1,745[9]				3,553	—[10]
Total short-term securities						490,100
Total 5.91%				$(4)	$(37)	$490,100	$161
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,184,009,000, which represented 38.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $8,220,000, which represented .10% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Global Growth Fund — Page 5 of 251

Global Small Capitalization Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 91.39% Information technology 23.46%	Shares	Value (000)
Wolfspeed, Inc.[1]	868,521	$98,890
eMemory Technology, Inc.[2]	734,430	46,746
Ceridian HCM Holding, Inc.[1]	629,935	43,062
PAR Technology Corp.[1,3]	837,615	33,789
Tanla Platforms, Ltd.[2]	1,477,291	29,351
Net One Systems Co., Ltd.[2]	1,095,156	25,496
Marqeta, Inc., Class A1	2,088,518	23,057
Nordic Semiconductor ASA[1,2]	833,241	21,300
Qorvo, Inc.[1]	169,518	21,037
SHIFT, Inc.[1,2]	118,500	20,761
AvidXchange Holdings, Inc.[1,3]	1,971,456	15,870
AvidXchange Holdings, Inc.[1]	535,590	4,312
SUMCO Corp.[2]	1,146,200	18,807
Smartsheet, Inc., Class A1	337,600	18,494
Rapid7, Inc.[1]	158,750	17,659
Gitlab, Inc., Class B1	297,916	16,222
Gitlab, Inc., Class A1,3	22,854	1,244
ALTEN SA, non-registered shares[2]	113,108	17,066
Silergy Corp.[2]	140,330	16,529
Euronet Worldwide, Inc.[1]	125,000	16,269
Kingdee International Software Group Co., Ltd.[1,2]	7,337,224	16,191
Truecaller AB, Class B1,2,3	2,177,076	14,949
Avalara, Inc.[1]	149,119	14,839
Aspen Technology, Inc.[1]	87,050	14,395
Silicon Laboratories, Inc.[1]	95,000	14,269
Pegasystems, Inc.	169,591	13,677
Olo, Inc., Class A1,3	1,020,670	13,524
Keywords Studios PLC[2]	344,606	11,825
MACOM Technology Solutions Holdings, Inc.[1]	190,000	11,375
OVH Groupe SAS[1,2,3]	415,188	10,646
MongoDB, Inc., Class A1	23,300	10,336
SINBON Electronics Co., Ltd.[2]	1,142,550	10,317
Extreme Networks, Inc.[1]	828,378	10,114
SimCorp AS2	135,692	9,883
Network International Holdings PLC[1,2,3]	2,494,284	9,134
Cognex Corp.	116,600	8,996
Unimicron Technology Corp.[2]	1,016,007	8,722
INFICON Holding AG2	7,397	8,472
Credo Technology Group Holding, Ltd.[1,3]	555,400	8,459
Digital Turbine, Inc.[1]	184,600	8,087
AppFolio, Inc., Class A1	68,816	7,791
BE Semiconductor Industries NV2	87,146	7,418
Kingboard Laminates Holdings, Ltd.[1,2]	4,498,000	7,375
GlobalWafers Co., Ltd.[2]	311,000	7,226
CCC Intelligent Solutions Holdings, Inc.[1]	644,074	7,111
Asana, Inc., Class A1,3	174,770	6,986
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 251

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Globant SA1	25,880	$6,782
Freshworks, Inc., Class A1,3	374,025	6,703
Linklogis, Inc., Class B1,2	6,753,115	6,402
Bentley Systems, Inc., Class B	142,373	6,290
ON Semiconductor Corp.[1]	96,000	6,011
Expensify, Inc., Class A1,3	331,464	5,820
Softcat PLC[2]	222,430	4,960
StoneCo, Ltd., Class A1	386,700	4,524
PagSeguro Digital, Ltd., Class A1	199,933	4,009
Okta, Inc., Class A1	25,463	3,844
Copperleaf Technologies, Inc.[1]	279,900	3,623
Semtech Corp.[1]	50,000	3,467
Kingboard Holdings, Ltd.[1,2]	710,000	3,437
Cvent Holding Corp.[1]	344,800	2,479
SiteMinder, Ltd.[1,2]	704,640	2,377
Bechtle AG, non-registered shares[2]	36,937	2,084
OneConnect Financial Technology Co., Ltd. (ADR)[1]	1,331,300	1,877
Yotpo, Ltd.[1,2,4,5,6]	678,736	1,493
		854,260
Industrials 16.41%
International Container Terminal Services, Inc.[2]	11,690,490	50,603
Fasadgruppen Group AB1,2	2,370,503	37,836
Stericycle, Inc.[1]	571,050	33,646
Visional, Inc.[1,2]	542,050	33,004
Instalco AB2,3	4,098,065	30,649
IMCD NV2	177,337	30,152
Interpump Group SpA[2]	447,000	22,476
Alfen NV1,2	212,868	21,591
Boyd Group Services, Inc.[3]	162,409	21,509
Montrose Environmental Group, Inc.[1]	335,268	17,746
Vicor Corp., Class A1	215,728	15,220
Japan Elevator Service Holdings Co., Ltd.[2]	1,121,800	14,552
Shoals Technologies Group, Inc., Class A1	820,544	13,982
Cleanaway Waste Management, Ltd.[2]	6,029,320	13,814
DL E&C Co., Ltd.[2]	127,068	13,803
Woodward, Inc.	105,000	13,116
CG Power and Industrial Solutions, Ltd.[1,2]	4,880,108	12,140
Japan Airport Terminal Co., Ltd.[1,2]	255,000	11,588
Wizz Air Holdings PLC[1,2]	298,983	11,239
ITM Power PLC[1,2,3]	2,322,000	10,646
Melrose Industries PLC[2]	6,512,400	10,542
AirTAC International Group[1,2]	319,062	10,288
Cargotec OYJ, Class B, non-registered shares[2]	258,700	9,798
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	8,371
Centre Testing International Group Co., Ltd.[2]	2,684,839	8,295
GVS SpA[2]	867,862	7,873
Marel hf.[2]	1,331,932	7,831
Comfort Systems USA, Inc.	84,100	7,486
Rumo SA1	1,900,000	7,403
Atlas Corp.[3]	500,000	7,340
Guangzhou Baiyun International Airport Co., Ltd., Class A2	3,524,879	6,774
Addtech AB, Class B2	353,050	6,771
Carel Industries SpA[2]	252,900	6,457
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
easyJet PLC[1,2]	860,105	$6,218
Nolato AB, Class B2	828,200	6,136
Kajaria Ceramics, Ltd.[2]	450,000	6,029
KEI Industries, Ltd.[2]	357,929	5,917
SIS, Ltd.[1,2]	890,099	5,658
Diploma PLC[2]	161,300	5,547
Sulzer AG1,2	54,789	4,533
Nihon M&A Center Holdings, Inc.[2]	315,000	4,377
LIXIL Corp.[2]	196,500	3,657
Froy ASA[1,2,3]	610,432	3,360
Granite Construction, Inc.	96,892	3,178
VAT Group AG2	7,251	2,765
Howden Joinery Group PLC[2]	176,181	1,767
Sitowise Group PLC[1,2]	215,070	1,534
The AZEK Co., Inc., Class A1	54,400	1,351
Matson, Inc.	8,674	1,046
		597,614
Consumer discretionary 16.16%
Mattel, Inc.[1]	2,100,069	46,643
Lands’ End, Inc.[1,7]	2,100,000	35,532
Entain PLC[1,2]	1,424,930	30,563
Helen of Troy, Ltd.[1]	141,542	27,720
Skechers USA, Inc., Class A1	650,000	26,494
Five Below, Inc.[1]	165,181	26,160
Thor Industries, Inc.	329,500	25,932
YETI Holdings, Inc.[1]	427,082	25,616
Warby Parker, Inc., Class A1,3	608,925	20,588
Frontdoor, Inc.[1]	677,310	20,218
Tube Investments of India, Ltd.[2]	920,806	19,643
Wyndham Hotels & Resorts, Inc.	225,136	19,067
Coursera, Inc.[1]	817,039	18,825
Scientific Games Corp.[1]	299,658	17,605
Evolution AB2	172,264	17,580
Asbury Automotive Group, Inc.[1]	97,426	15,608
Golden Entertainment, Inc.[1]	256,800	14,912
Everi Holdings, Inc.[1]	709,832	14,906
Tongcheng Travel Holdings, Ltd.[1,2]	8,348,800	14,806
Inchcape PLC[2]	1,569,000	13,696
Leslie’s, Inc.[1]	676,964	13,106
Musti Group OYJ[2]	495,800	13,095
Kindred Group PLC (SDR)[2]	1,164,011	12,702
WH Smith PLC[1,2]	649,917	12,166
Basic-Fit NV1,2	259,466	11,519
Compagnie Plastic Omnium SA2	409,500	7,416
Americanas SA, ordinary nominative shares	1,010,093	6,927
Zhongsheng Group Holdings, Ltd.[2]	938,500	6,608
DESCENTE, Ltd.[2]	258,825	6,493
Melco International Development, Ltd.[1,2]	6,130,000	5,617
TopBuild Corp.[1]	27,200	4,934
Shoei Co., Ltd.[2]	123,100	4,584
Thule Group AB2	102,200	4,042
SSP Group PLC[1,2]	1,275,000	3,790
Chervon Holdings, Ltd.[1,2]	522,400	3,614
IDP Education, Ltd.[2]	150,966	3,521
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 251

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Melco Resorts & Entertainment, Ltd. (ADR)[1]	454,500	$3,472
Red Rock Resorts, Inc., Class A	70,000	3,399
Arco Platform, Ltd., Class A1,3	158,600	3,346
Elior Group SA1,2	882,500	2,948
Desenio Group AB1,2	2,161,695	1,922
Cazoo Group, Ltd., Class A1	353,161	975
		588,310
Health care 14.72%
Insulet Corp.[1]	355,144	94,607
Haemonetics Corp.[1]	716,182	45,277
Integra LifeSciences Holdings Corp.[1]	498,900	32,059
CanSino Biologics, Inc., Class H1,2	1,984,600	31,750
Hapvida Participacoes e Investimentos SA1	12,352,106	30,718
iRhythm Technologies, Inc.[1]	185,500	29,211
Globus Medical, Inc., Class A1	392,969	28,993
Max Healthcare Institute, Ltd.[1,2]	5,343,659	24,451
Health Catalyst, Inc.[1]	911,700	23,823
Oak Street Health, Inc.[1,3]	881,060	23,683
CONMED Corp.	149,609	22,224
CompuGroup Medical SE & Co. KGaA[2]	218,215	13,333
Medmix AG1,2	361,642	12,581
Ocumension Therapeutics[1,2,3]	9,650,966	12,293
Amplifon SpA[2]	273,286	12,203
ICON PLC[1]	46,061	11,203
New Horizon Health, Ltd.[1,2]	3,707,844	10,705
Shandong Pharmaceutical Glass Co., Ltd., Class A2	2,180,508	9,093
AddLife AB, Class B2	289,730	8,033
Guardant Health, Inc.[1]	119,227	7,898
Ambu AS, Class B, non-registered shares[2,3]	496,155	7,286
Amedisys, Inc.[1]	38,867	6,696
Medincell SA1,2,3	809,800	6,617
Encompass Health Corp.	82,226	5,847
Bachem Holding AG, Class B2	9,312	5,110
Angelalign Technology, Inc.[1,2,3]	284,600	4,875
Arjo AB, Class B2	422,850	3,570
Nordhealth AS, Class A1,2,3	1,279,999	3,538
Amvis Holdings, Inc.[2]	80,200	3,153
Medlive Technology Co., Ltd.[1,2]	2,681,000	2,688
Antares Vision SpA[1,2,3]	281,100	2,627
		536,145
Financials 9.44%
Star Health & Allied Insurance Co., Ltd.[1,2,5,6]	6,037,336	51,657
Cholamandalam Investment and Finance Co., Ltd.[2]	3,684,053	34,633
Eurobank Ergasias Services and Holdings SA1,2	25,119,028	29,374
Trupanion, Inc.[1]	300,000	26,736
Independent Bank Group, Inc.	340,449	24,226
East West Bancorp, Inc.	287,300	22,703
Live Oak Bancshares, Inc.[3]	391,547	19,926
Stifel Financial Corp.	271,050	18,404
SouthState Corp.	139,550	11,386
IIFL Wealth Management, Ltd.[2]	513,500	11,300
Aavas Financiers, Ltd.[1,2]	284,050	9,592
Patria Investments, Ltd., Class A	508,200	9,051
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 251

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
SiriusPoint, Ltd.[1]	1,100,000	$8,228
Indian Energy Exchange, Ltd.[2]	2,500,000	7,348
National Bank of Greece SA1,2	1,860,000	6,864
PT Bank Raya Indonesia Tbk[1,2]	72,214,096	6,223
Eastern Bankshares, Inc.	278,164	5,992
Janus Henderson Group PLC	160,000	5,603
IIFL Finance, Ltd.[2]	1,459,000	5,470
United Community Banks, Inc.	140,000	4,872
Aptus Value Housing Finance India, Ltd.[1,2]	1,065,624	4,766
WealthNavi, Inc.[1,2,3]	278,900	4,601
Marqeta, Inc., Class B1	359,824	3,973
Bridgepoint Group PLC[1,2]	740,731	3,404
Goosehead Insurance, Inc., Class A	32,751	2,573
Capitec Bank Holdings, Ltd.[2]	15,161	2,422
Haci Ömer Sabanci Holding AS1,2	1,901,576	2,261
		343,588
Consumer staples 3.17%
Freshpet, Inc.[1]	256,895	26,368
Shop Apotheke Europe NV, non-registered shares[1,2,3]	255,204	23,304
Grocery Outlet Holding Corp.[1]	521,782	17,104
Dole PLC	1,199,085	14,869
Monde Nissin Corp.[1,2]	49,971,450	13,232
Hilton Food Group PLC[2]	518,095	8,426
Scandinavian Tobacco Group A/S2	305,111	6,496
AAK AB2	223,527	4,144
Zur Rose Group AG1,2,3	9,250	1,352
Vector Group, Ltd.	15,654	189
		115,484
Materials 2.38%
LANXESS AG2	388,200	17,168
Lundin Mining Corp.	1,361,244	13,796
Navin Fluorine International, Ltd.[2]	175,000	9,377
Perimeter Solutions SA1	721,454	8,737
Nanofilm Technologies International, Ltd.[2]	4,387,451	8,722
MMG, Ltd.[1,2]	18,704,000	7,504
PI Industries, Ltd.[2]	188,382	6,953
Vidrala, SA, non-registered shares[2]	61,827	4,345
Toyo Gosei Co., Ltd.[2,3]	47,000	4,155
Recticel SA/NV1,2	97,365	2,316
Mayr-Melnhof Karton AG, non-registered shares[1,2]	10,516	1,872
Arkema SA2	15,200	1,813
		86,758
Communication services 1.83%
JCDecaux SA1,2	754,434	17,875
Lions Gate Entertainment Corp., Class B1	950,685	14,289
Bandwidth, Inc., Class A1	284,506	9,215
Pearson PLC[2]	636,200	6,216
Boat Rocker Media, Inc.[1]	1,656,116	5,895
Trustpilot AS1,2	2,585,718	4,908
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 251

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Ubisoft Entertainment SA1,2	98,993	$4,358
VTEX, Class A1,3	656,832	4,039
		66,795
Real estate 1.78%
Embassy Office Parks REIT[2]	4,939,400	24,143
Altus Group, Ltd.[3]	475,189	19,195
Macrotech Developers, Ltd.[1,2]	582,697	8,575
JHSF Participações SA	5,073,950	7,002
Mindspace Business Parks REIT[2]	1,250,000	5,708
		64,623
Utilities 1.22%
ENN Energy Holdings, Ltd.[2]	1,878,900	28,001
AC Energy Corp.[2]	69,716,400	11,739
Neoenergia SA	1,288,255	4,659
		44,399
Energy 0.82%
Venture Global LNG, Inc., Series C1,2,4,5,6	2,760	15,641
Pioneer Natural Resources Company	30,000	7,501
Subsea 7 SA1,2	703,801	6,544
Helmerich & Payne, Inc.	7,700	329
		30,015
Total common stocks (cost: $2,455,445,000)		3,327,991
Preferred securities 1.00% Information technology 0.60%
SmartHR, Inc., Series D, preferred shares[1,2,4,5]	3,006	11,227
Yotpo, Ltd., Series F, preferred shares[1,2,4,5,6]	2,158,609	4,748
Yotpo, Ltd., Series B, preferred shares[1,2,4,5,6]	287,894	633
Yotpo, Ltd., Series C, preferred shares[1,2,4,5,6]	274,070	603
Yotpo, Ltd., Series A-1, preferred shares[1,2,4,5,6]	183,819	404
Yotpo, Ltd., Series A, preferred shares[1,2,4,5,6]	89,605	197
Yotpo, Ltd., Series C-1, preferred shares[1,2,4,5,6]	75,980	167
Yotpo, Ltd., Series D, preferred shares[1,2,4,5,6]	42,368	93
Yotpo, Ltd., Series B-1, preferred shares[1,2,4,5,6]	33,838	75
Outreach Corp., Series G, preferred shares[1,2,4,5]	154,354	3,637
		21,784
Industrials 0.34%
Azul SA, preferred nominative shares (ADR)[1,3]	800,316	12,045
Azul SA, preferred nominative shares[1]	109,500	550
		12,595
Health care 0.06%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,2,4,5]	2,931,405	2,052
Total preferred securities (cost: $42,519,000)		36,431
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 251

unaudited
Rights & warrants 0.29% Information technology 0.29%	Shares	Value (000)
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[2,6]	355,879	$10,317
Total rights & warrants (cost: $18,773,000)		10,317
Short-term securities 11.04% Money market investments 7.89%
Capital Group Central Cash Fund 0.32%[7,8]	2,875,519	287,552
Money market investments purchased with collateral from securities on loan 3.15%
Capital Group Central Cash Fund 0.32%[7,8,9]	532,146	53,215
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[8,9]	12,295,556	12,296
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[8,9]	12,280,294	12,280
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[8,9]	12,280,295	12,280
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[8,9]	12,280,295	12,280
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[8,9]	12,280,295	12,280
		114,631
Total short-term securities (cost: $402,183,000)		402,183
Total investment securities 103.72% (cost: $2,918,920,000)		3,776,922
Other assets less liabilities (3.72)%		(135,447)
Net assets 100.00%		$3,641,475
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Common stocks 0.98%
Consumer discretionary 0.98%
Lands’ End, Inc.[1]	$41,223	$—	$—	$—	$(5,691)	$35,532	$—
Short-term securities 9.35%
Money market investments 7.89%
Capital Group Central Cash Fund 0.32%[8]	203,087	535,829	451,356	11	(19)	287,552	86
Money market investments purchased with collateral from securities on loan 1.46%
Capital Group Central Cash Fund 0.32%[8,9]	32,260	20,955[10]				53,215	—[11]
Total short-term securities						340,767
Total 10.33%				$11	$(5,710)	$376,299	$86
Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$51,657	1.42%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	15,641.43
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	11,227.31
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748.13
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 251

unaudited
Private placement securities5  (continued)

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd.	3/16/2021	$1,418	$1,493.04%
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	633.02
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	603.02
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	404.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	197.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	167.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	93.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	75.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	3,637.10
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	2,052.06
Total		$ 82,082	$ 92,627	2.54%
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,624,373,000, which represented 44.61% of the net assets of the fund. This amount includes $1,521,429,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $127,523,000, which represented 3.50% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $86,028,000, which represented 2.36% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 3/31/2022.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 251

Growth Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 96.63% Information technology 22.68%	Shares	Value (000)
Microsoft Corp.	7,540,676	$2,324,866
Broadcom, Inc.	1,523,754	959,477
ASML Holding NV1	635,000	423,545
ASML Holding NV (New York registered) (ADR)	263,233	175,821
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	14,872,000	307,470
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	96,591
Cloudflare, Inc., Class A2	2,665,800	319,096
Applied Materials, Inc.	2,222,012	292,861
Apple, Inc.	1,674,316	292,352
RingCentral, Inc., Class A2	2,113,553	247,730
Wolfspeed, Inc.[2]	1,978,082	225,224
Bill.com Holdings, Inc.[2]	871,600	197,670
Micron Technology, Inc.	2,394,690	186,522
Mastercard, Inc., Class A	510,964	182,608
NVIDIA Corp.	652,500	178,041
MicroStrategy, Inc., Class A2	358,514	174,353
Shopify, Inc., Class A, subordinate voting shares[2]	254,058	171,733
Unity Software, Inc.[2]	1,660,000	164,689
ServiceNow, Inc.[2]	294,921	164,239
FleetCor Technologies, Inc.[2]	650,500	162,014
MongoDB, Inc., Class A2	324,518	143,953
Keyence Corp.[1]	300,900	139,897
Tyler Technologies, Inc.[2]	263,200	117,095
Block, Inc., Class A2	749,493	101,631
Intuit, Inc.	198,000	95,206
Visa, Inc., Class A	401,636	89,071
Fidelity National Information Services, Inc.	884,718	88,843
Trimble, Inc.[2]	840,920	60,664
Nuvei Corp., subordinate voting shares[2]	806,616	60,650
Genpact, Ltd.	1,393,000	60,610
Zendesk, Inc.[2]	471,000	56,657
Intel Corp.	1,136,000	56,300
GoDaddy, Inc., Class A2	645,081	53,993
Ceridian HCM Holding, Inc.[2]	712,011	48,673
MKS Instruments, Inc.	302,111	45,317
NetApp, Inc.	527,540	43,786
SS&C Technologies Holdings, Inc.	563,212	42,252
Flex, Ltd.[2]	2,234,300	41,446
Amadeus IT Group SA, Class A, non-registered shares[1,2]	635,696	41,407
SK hynix, Inc.[1]	423,600	40,548
Smartsheet, Inc., Class A2	729,700	39,973
Toast, Inc., Class A2,3	1,712,718	37,217
Motorola Solutions, Inc.	152,000	36,814
Qualtrics International, Inc., Class A2	1,276,855	36,454
Concentrix Corp.	214,851	35,786
Silicon Laboratories, Inc.[2]	231,815	34,819
American Funds Insurance Series — Growth Fund — Page 14 of 251

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Adobe, Inc.[2]	69,034	$31,453
Alteryx, Inc., Class A2	402,200	28,769
VeriSign, Inc.[2]	110,053	24,482
Elastic NV, non-registered shares[2]	246,690	21,943
Lam Research Corp.	40,617	21,836
TE Connectivity, Ltd.	156,600	20,512
Ciena Corp.[2]	308,700	18,717
Fiserv, Inc.[2]	164,000	16,630
Globant SA2	57,138	14,974
TELUS International (Cda), Inc., subordinate voting shares[2]	533,800	13,190
Enphase Energy, Inc.[2]	62,172	12,545
SentinelOne, Inc., Class A2	220,600	8,546
Kulicke and Soffa Industries, Inc.	151,860	8,507
Stripe, Inc., Class B1,2,4,5	168,598	6,798
DocuSign, Inc.[2]	35,800	3,835
		9,148,701
Consumer discretionary 20.75%
Tesla, Inc.[2]	3,691,000	3,977,422
Amazon.com, Inc.[2]	306,823	1,000,228
Dollar General Corp.	2,588,520	576,282
Home Depot, Inc.	921,000	275,683
LVMH Moët Hennessy-Louis Vuitton SE1	330,000	234,983
Las Vegas Sands Corp.[2]	5,500,000	213,785
D.R. Horton, Inc.	2,713,144	202,156
Chipotle Mexican Grill, Inc.[2]	114,700	181,459
Airbnb, Inc., Class A2	958,000	164,546
Royal Caribbean Cruises, Ltd.[2]	1,854,452	155,366
Booking Holdings, Inc.[2]	60,300	141,612
Hermès International[1]	97,299	138,007
Caesars Entertainment, Inc.[2]	1,152,785	89,180
O’Reilly Automotive, Inc.[2]	116,600	79,866
YETI Holdings, Inc.[2]	1,140,000	68,377
Aramark	1,793,164	67,423
Norwegian Cruise Line Holdings, Ltd.[2,3]	3,076,903	67,323
NIKE, Inc., Class B	489,400	65,854
NVR, Inc.[2]	13,430	59,995
Darden Restaurants, Inc.	433,876	57,684
Burlington Stores, Inc.[2]	295,911	53,906
Dollar Tree Stores, Inc.[2]	266,415	42,666
Domino’s Pizza, Inc.	94,000	38,259
Floor & Decor Holdings, Inc., Class A2	420,000	34,020
Polaris, Inc.	280,000	29,490
Adient PLC[2]	722,000	29,436
adidas AG1	121,710	28,421
Cie. Financière Richemont SA, Class A1	219,805	27,882
Hilton Worldwide Holdings, Inc.[2]	170,615	25,889
Salvatore Ferragamo SpA[1,2,3]	1,342,477	25,351
Etsy, Inc.[2]	202,000	25,105
General Motors Company[2]	572,500	25,041
LGI Homes, Inc.[2]	248,150	24,239
VF Corp.	408,000	23,199
Flutter Entertainment PLC[1,2]	194,737	22,337
Helen of Troy, Ltd.[2]	99,420	19,470
Aptiv PLC[2]	140,000	16,759
American Funds Insurance Series — Growth Fund — Page 15 of 251

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
YUM! Brands, Inc.	129,700	$15,373
Carvana Co., Class A2	125,000	14,911
EssilorLuxottica[1]	69,400	12,669
Arrival Group[2,3]	2,709,469	10,106
Westwing Group SE, non-registered shares[1,2,3]	381,550	4,709
Mattel, Inc.[2]	199,301	4,427
		8,370,896
Communication services 16.71%
Meta Platforms, Inc., Class A2	10,220,585	2,272,649
Alphabet, Inc., Class C2	403,557	1,127,131
Alphabet, Inc., Class A2	111,616	310,443
Netflix, Inc.[2]	3,006,812	1,126,322
Snap, Inc., Class A, nonvoting shares[2]	9,739,711	350,532
Activision Blizzard, Inc.	3,750,000	300,412
Charter Communications, Inc., Class A2	544,986	297,301
Verizon Communications, Inc.	3,720,000	189,497
ZoomInfo Technologies, Inc., Class A2	3,077,300	183,838
Comcast Corp., Class A	2,918,685	136,653
T-Mobile US, Inc.[2]	652,940	83,805
Frontier Communications Parent, Inc.[2]	2,932,920	81,154
Twitter, Inc.[2]	2,000,000	77,380
Pinterest, Inc., Class A2	1,752,664	43,133
Bumble, Inc., Class A2	1,013,387	29,368
Take-Two Interactive Software, Inc.[2]	187,000	28,749
Tencent Holdings, Ltd.[1]	605,000	28,541
Vimeo, Inc.[2]	2,135,413	25,369
Iridium Communications, Inc.[2]	457,026	18,427
Electronic Arts, Inc.	141,481	17,899
Match Group, Inc.[2]	120,000	13,049
		6,741,652
Health care 12.18%
UnitedHealth Group, Inc.	1,709,751	871,922
Regeneron Pharmaceuticals, Inc.[2]	1,208,137	843,787
Intuitive Surgical, Inc.[2]	2,058,000	620,857
Centene Corp.[2]	4,479,730	377,148
Thermo Fisher Scientific, Inc.	532,200	314,344
Vertex Pharmaceuticals, Inc.[2]	958,925	250,251
NovoCure, Ltd.[2]	2,703,431	223,979
Alnylam Pharmaceuticals, Inc.[2]	1,096,390	179,030
Moderna, Inc.[2]	750,000	129,195
CVS Health Corp.	1,034,700	104,722
Seagen, Inc.[2]	629,013	90,609
Edwards Lifesciences Corp.[2]	768,111	90,422
Danaher Corp.	235,935	69,207
Horizon Therapeutics PLC[2]	599,331	63,056
Gilead Sciences, Inc.	899,185	53,457
Inari Medical, Inc.[2]	502,200	45,519
Verily Life Sciences LLC[1,2,4,5]	300,178	44,928
Molina Healthcare, Inc.[2]	128,807	42,969
Abbott Laboratories	331,012	39,179
Biohaven Pharmaceutical Holding Co., Ltd.[2]	323,100	38,310
Catalent, Inc.[2]	330,600	36,664
AstraZeneca PLC[1]	256,500	34,015
American Funds Insurance Series — Growth Fund — Page 16 of 251

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Guardant Health, Inc.[2]	482,401	$31,954
Zimmer Biomet Holdings, Inc.	238,900	30,555
Zoetis, Inc., Class A	160,483	30,265
Humana, Inc.	65,982	28,713
Eli Lilly and Company	97,300	27,864
DexCom, Inc.[2]	50,538	25,855
QIAGEN NV2	489,042	23,963
Mettler-Toledo International, Inc.[2]	16,900	23,207
Oak Street Health, Inc.[2]	806,352	21,675
Exact Sciences Corp.[2]	287,000	20,067
Align Technology, Inc.[2]	43,900	19,140
Fate Therapeutics, Inc.[2]	417,000	16,167
Pacific Biosciences of California, Inc.[2]	1,140,379	10,377
Galapagos NV1,2	124,051	7,697
Vir Biotechnology, Inc.[2]	282,975	7,278
Incyte Corp.[2]	70,900	5,631
CRISPR Therapeutics AG2	86,706	5,443
Ultragenyx Pharmaceutical, Inc.[2]	67,100	4,873
Neurocrine Biosciences, Inc.[2]	47,027	4,409
R1 RCM, Inc.[2]	125,500	3,358
Sana Biotechnology, Inc.[2]	179,600	1,483
		4,913,544
Industrials 7.85%
TransDigm Group, Inc.[2]	590,615	384,809
Carrier Global Corp.	7,599,761	348,601
Jacobs Engineering Group, Inc.	2,169,000	298,910
Uber Technologies, Inc.[2]	8,166,767	291,390
Delta Air Lines, Inc.[2]	7,215,000	285,498
United Rentals, Inc.[2]	591,000	209,929
Caterpillar, Inc.	676,300	150,693
MTU Aero Engines AG1	616,989	143,355
Robert Half International, Inc.	1,155,800	131,969
Ryanair Holdings PLC (ADR)[2]	1,386,025	120,750
Ryanair Holdings PLC[1,2]	96,554	1,441
Airbus SE, non-registered shares[1,2]	955,893	115,542
Middleby Corp.[2]	449,500	73,691
Dun & Bradstreet Holdings, Inc.[2]	3,869,573	67,795
United Airlines Holdings, Inc.[2]	1,286,632	59,648
Axon Enterprise, Inc.[2]	353,000	48,619
Northrop Grumman Corp.	98,700	44,141
HEICO Corp.	253,538	38,928
Rockwell Automation	129,246	36,193
AMETEK, Inc.	253,600	33,775
Canadian Pacific Railway, Ltd.	406,400	33,544
BWX Technologies, Inc.	607,600	32,725
Waste Connections, Inc.	222,159	31,036
Armstrong World Industries, Inc.	326,344	29,374
Chart Industries, Inc.[2]	161,300	27,707
ITT, Inc.	343,000	25,797
Boeing Company[2]	127,000	24,321
L3Harris Technologies, Inc.	90,000	22,362
Safran SA1	162,541	19,104
TuSimple Holdings, Inc., Class A2,3	1,158,932	14,139
American Funds Insurance Series — Growth Fund — Page 17 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Kornit Digital, Ltd.[2]	132,500	$10,956
Generac Holdings, Inc.[2]	31,762	9,442
		3,166,184
Financials 6.03%
Bank of America Corp.	14,780,700	609,261
S&P Global, Inc.	524,936	215,318
First Republic Bank	1,168,003	189,333
Capital One Financial Corp.	1,399,000	183,675
SVB Financial Group[2]	282,815	158,221
KKR & Co., Inc.	1,948,694	113,940
Apollo Asset Management, Inc.	1,557,942	96,577
Tradeweb Markets, Inc., Class A	922,410	81,052
Marsh & McLennan Companies, Inc.	456,920	77,868
Western Alliance Bancorporation	932,501	77,230
Wells Fargo & Company	1,581,200	76,625
Intercontinental Exchange, Inc.	536,752	70,916
MSCI, Inc.	129,390	65,068
Blackstone, Inc., nonvoting shares	360,000	45,698
Signature Bank	147,130	43,181
Aon PLC, Class A	110,000	35,819
East West Bancorp, Inc.	443,509	35,046
Brookfield Asset Management, Inc., Class A	585,103	33,099
CME Group, Inc., Class A	121,648	28,935
Trupanion, Inc.[2]	287,655	25,636
Ares Management Corp., Class A	310,500	25,222
Blue Owl Capital, Inc., Class A3	1,982,812	25,142
American International Group, Inc.	386,130	24,237
Ryan Specialty Group Holdings, Inc., Class A2	611,300	23,712
Arch Capital Group, Ltd.[2]	458,700	22,210
Goosehead Insurance, Inc., Class A	211,148	16,590
Moody’s Corp.	46,525	15,698
Everest Re Group, Ltd.	49,000	14,768
Bright Health Group, Inc.[2,3]	386,894	747
		2,430,824
Energy 3.82%
Halliburton Company	12,143,661	459,880
Canadian Natural Resources, Ltd.	7,001,400	433,531
Cenovus Energy, Inc.	14,694,800	244,962
Pioneer Natural Resources Company	328,000	82,010
EOG Resources, Inc.	574,314	68,475
ConocoPhillips	651,015	65,101
EQT Corp.[2]	1,844,000	63,452
Suncor Energy, Inc.	1,747,125	56,880
Coterra Energy, Inc.	1,275,197	34,392
Chesapeake Energy Corp.	255,400	22,220
Equitrans Midstream Corp.	936,942	7,908
		1,538,811
Consumer staples 3.14%
Kroger Co.	6,052,000	347,203
Costco Wholesale Corp.	364,000	209,609
Constellation Brands, Inc., Class A	705,600	162,514
Philip Morris International, Inc.	1,234,613	115,980
American Funds Insurance Series — Growth Fund — Page 18 of 251

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[1]	2,768,763	$115,807
Altria Group, Inc.	2,062,600	107,771
Archer Daniels Midland Company	784,800	70,836
Estée Lauder Companies, Inc., Class A	211,111	57,490
Molson Coors Beverage Company, Class B, restricted voting shares	771,820	41,200
Monster Beverage Corp.[2]	479,000	38,272
		1,266,682
Materials 2.95%
Vale SA, ordinary nominative shares (ADR)	13,740,357	274,670
Wheaton Precious Metals Corp.	3,674,000	174,809
Grupo México, SAB de CV, Series B	25,356,800	151,707
Barrick Gold Corp.	4,447,467	109,096
Linde PLC	319,392	102,023
CF Industries Holdings, Inc.	853,000	87,910
Royal Gold, Inc.	517,000	73,042
Franco-Nevada Corp.	390,000	62,062
Allegheny Technologies, Inc.[2]	2,070,860	55,582
LyondellBasell Industries NV	343,500	35,319
Sherwin-Williams Company	89,258	22,281
Summit Materials, Inc., Class A2	561,313	17,434
Ball Corp.	145,200	13,068
Nutrien, Ltd. (CAD denominated)	58,971	6,096
Mosaic Co.[2]	78,919	5,248
		1,190,347
Utilities 0.36%
PG&E Corp.[2]	8,792,161	104,978
AES Corp.	1,540,683	39,642
		144,620
Real estate 0.16%
Equinix, Inc. REIT	51,784	38,404
UDR, Inc. REIT	449,200	25,771
		64,175
Total common stocks (cost: $19,895,284,000)		38,976,436
Preferred securities 0.16% Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	531,000	27,465
PsiQuantum, Corp., Series D, preferred shares[1,2,4,5]	906,761	23,781
Tipalti Solutions, Ltd., Series F, preferred shares[1,2,4,5]	406,310	4,177
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4,5]	52,656	2,123
		57,546
Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,2,4,5]	153,713	8,885
Total preferred securities (cost: $65,451,000)		66,431
American Funds Insurance Series — Growth Fund — Page 19 of 251

unaudited
Convertible bonds & notes 0.09% Consumer staples 0.08%	Principal amount (000)	Value (000)
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[1,4,5,6]	$ 44,103	$32,795
Industrials 0.01%
Einride AB, convertible notes, 7.00% 2023[1,4,5]	2,500	2,500
Total convertible bonds & notes (cost: $45,262,000)		35,295
Short-term securities 3.10% Money market investments 2.98%	Shares
Capital Group Central Cash Fund 0.32%[7,8]	12,050,561	1,205,056
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 0.32%[7,8,9]	223,937	22,393
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[7,9]	5,174,205	5,174
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[7,9]	5,167,783	5,168
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[7,9]	5,167,783	5,168
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[7,9]	5,167,782	5,168
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[7,9]	5,167,782	5,168
		48,239
Total short-term securities (cost: $1,253,248,000)		1,253,295
Total investment securities 99.98% (cost: $21,259,245,000)		40,331,457
Other assets less liabilities 0.02%		6,146
Net assets 100.00%		$40,337,603
American Funds Insurance Series — Growth Fund — Page 20 of 251

unaudited
Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 3.04%
Money market investments 2.98%
Capital Group Central Cash Fund 0.32%[7]	$1,610,187	$1,630,220	$2,035,242	$40	$(149)	$1,205,056	$406
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.32%[7,9]	20,304	2,089[10]				22,393	—[11]
Total short-term securities						1,227,449
Total 3.04%				$40	$(149)	$1,227,449	$406
Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$44,928.11%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-2/3/2022	42,762	32,795.08
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781	23,781.06
Stripe, Inc., Class B	5/6/2021	6,766	6,798.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,123.00
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885.02
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	4,177.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,500.01
Total		$ 132,330	$ 125,987.31%
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,066,180,000, which represented 5.12% of the net assets of the fund. This amount includes $1,940,193,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $51,960,000, which represented .13% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 3/31/2022.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 21 of 251

International Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 87.05% Financials 15.19%	Shares	Value (000)
ABN AMRO Bank NV1,2	14,394,921	$184,155
Kotak Mahindra Bank, Ltd.[1]	7,793,107	179,205
Deutsche Bank AG1,3	11,332,830	144,710
AIA Group, Ltd.[1]	12,210,576	127,838
Banco Santander, SA1	35,035,109	118,873
HDFC Bank, Ltd.[1]	3,090,928	59,658
HDFC Bank, Ltd. (ADR)	277,000	16,988
Aegon NV1	12,263,736	64,722
CaixaBank, SA1,3	14,051,803	47,360
XP, Inc., Class A3	1,291,559	38,876
Bajaj Finance, Ltd.[1]	396,342	37,680
Nu Holdings, Ltd., Class A2,3	4,556,539	35,176
ING Groep NV1	3,048,207	31,856
KBC Groep NV1	406,187	29,213
Bajaj Finserv, Ltd.[1]	93,781	20,835
FinecoBank SpA[1]	1,211,135	18,394
Lufax Holding, Ltd. (ADR)[3]	2,785,390	15,515
B3 SA-Brasil, Bolsa, Balcao	4,413,000	14,562
Ping An Insurance (Group) Company of China, Ltd., Class H1	898,500	6,340
Ping An Insurance (Group) Company of China, Ltd., Class A1	817,263	6,183
Allfunds Group PLC[1,3]	973,015	11,108
Futu Holdings, Ltd. (ADR)[2,3]	222,400	7,241
		1,216,488
Industrials 13.32%
Airbus SE, non-registered shares[1,3]	1,736,675	209,918
Recruit Holdings Co., Ltd.[1]	3,432,809	150,279
Ryanair Holdings PLC (ADR)[3]	787,400	68,598
Ryanair Holdings PLC[1,3]	348,056	5,194
Safran SA1	579,000	68,050
Melrose Industries PLC[1]	36,613,980	59,267
International Container Terminal Services, Inc.[1]	10,343,240	44,772
SMC Corp.[1]	77,100	43,061
NIBE Industrier AB, Class B1	3,878,804	42,748
MTU Aero Engines AG1	182,000	42,287
Ashtead Group PLC[1]	645,000	40,660
ASSA ABLOY AB, Class B1	1,452,142	39,155
Kingspan Group PLC[1]	384,796	37,399
Grab Holdings, Ltd., Class A2,3	8,783,695	30,743
Aena SME, SA, non-registered shares[1,3]	175,000	28,990
Shenzhen Inovance Technology Co., Ltd., Class A1	2,350,967	21,043
Brenntag SE1	222,191	17,966
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	17,134
Rumo SA3	4,301,900	16,761
CCR SA, ordinary nominative shares	5,580,000	16,057
Fluidra, SA, non-registered shares[1]	427,354	12,262
American Funds Insurance Series — International Fund — Page 22 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Siemens AG1	88,100	$12,207
Diploma PLC[1]	335,900	11,551
Airports of Thailand PCL, foreign registered shares[1,3]	5,078,900	10,047
LIXIL Corp.[1]	441,700	8,220
Thales SA1,3	55,320	6,986
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	2,073,434	5,399
		1,066,754
Information technology 12.40%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	6,729,000	139,118
ASML Holding NV1	195,218	130,210
Nomura Research Institute, Ltd.[1]	2,761,500	90,316
Nice, Ltd. (ADR)[3]	397,150	86,976
SK hynix, Inc.[1]	756,302	72,396
Atlassian Corp. PLC, Class A3	201,100	59,089
STMicroelectronics NV1	1,265,227	54,963
Fujitsu, Ltd.[1]	345,900	51,568
Samsung Electronics Co., Ltd.[1]	631,500	36,076
Shopify, Inc., Class A, subordinate voting shares[3]	49,021	33,136
NXP Semiconductors NV	173,200	32,056
Keyence Corp.[1]	64,200	29,848
Infineon Technologies AG1	728,000	24,871
Silergy Corp.[1]	176,000	20,731
Suse SA1,2,3	593,940	19,158
Delta Electronics, Inc.[1]	1,408,000	13,098
Hexagon AB, Class B1	925,700	12,987
OBIC Co., Ltd.[1]	83,700	12,541
ASM International NV1	31,648	11,472
Kingdee International Software Group Co., Ltd.[1,3]	4,786,000	10,561
TELUS International (Cda), Inc., subordinate voting shares[3]	411,700	10,173
PagSeguro Digital, Ltd., Class A3	426,548	8,552
Okta, Inc., Class A3	53,850	8,129
Snowflake, Inc., Class A3	33,036	7,570
Canva, Inc.[1,3,4,5]	4,819	7,357
Block, Inc., Class A (CDI)[1,3]	45,372	5,985
StoneCo, Ltd., Class A3	317,126	3,710
		992,647
Materials 10.05%
First Quantum Minerals, Ltd.	10,694,500	370,242
Vale SA, ordinary nominative shares (ADR)	6,905,707	138,045
Vale SA, ordinary nominative shares	770,681	15,475
Fortescue Metals Group, Ltd.[1]	5,026,418	77,135
Shin-Etsu Chemical Co., Ltd.[1]	395,300	60,238
Linde PLC (EUR denominated)[1,2]	135,800	43,760
Linde PLC	35,287	11,272
Ivanhoe Mines, Ltd., Class A3	3,403,051	31,740
Wacker Chemie AG1,3	124,899	21,441
Koninklijke DSM NV1	55,354	9,893
Akzo Nobel NV1	107,048	9,197
BASF SE1	136,760	7,799
Yunnan Energy New Material Co., Ltd., Class A1	196,300	6,743
JSR Corp.[1,3]	55,900	1,648
		804,628
American Funds Insurance Series — International Fund — Page 23 of 251

unaudited
Common stocks (continued) Consumer discretionary 9.04%	Shares	Value (000)
MercadoLibre, Inc.[3]	144,103	$171,408
Sony Group Corp.[1]	920,500	95,006
Evolution AB1	879,959	89,804
Ferrari NV (EUR denominated)[1,3]	254,543	55,664
LVMH Moët Hennessy-Louis Vuitton SE1	72,682	51,755
Maruti Suzuki India, Ltd.[1]	392,000	38,884
Galaxy Entertainment Group, Ltd.[1]	5,715,000	33,966
Entain PLC[1,3]	1,560,453	33,469
Americanas SA, ordinary nominative shares	3,734,000	25,607
Coupang, Inc., Class A3	1,429,900	25,280
Flutter Entertainment PLC[1,3]	158,674	18,201
Meituan, Class B1,3	819,940	16,157
EssilorLuxottica[1]	80,200	14,640
Kering SA1	17,483	11,044
InterContinental Hotels Group PLC[1]	155,468	10,528
Aptiv PLC[3]	84,000	10,056
Bandai Namco Holdings, Inc.[1]	108,742	8,238
JD.com, Inc., Class A1,3	266,775	7,813
On Holding AG, Class A2,3	242,680	6,125
		723,645
Health care 8.66%
Daiichi Sankyo Company, Ltd.[1]	8,726,408	191,444
Olympus Corp.[1]	5,808,100	110,345
WuXi Biologics (Cayman), Inc.[1,3]	10,754,800	87,245
WuXi AppTec Co., Ltd., Class A1	2,367,360	41,557
WuXi AppTec Co., Ltd., Class H1	312,000	4,880
Grifols, SA, Class A, non-registered shares[1,2]	1,914,900	34,640
Grifols, SA, Class B (ADR)	793,690	9,270
M3, Inc.[1]	1,053,300	38,121
Hapvida Participacoes e Investimentos SA3	14,476,971	36,002
Merck KGaA[1]	110,400	23,121
HOYA Corp.[1]	198,300	22,628
Bayer AG1	243,386	16,652
Insulet Corp.[3]	46,653	12,428
CanSino Biologics, Inc., Class H1,3	729,200	11,666
Guardant Health, Inc.[3]	173,400	11,486
ResMed, Inc.	44,400	10,767
Alcon, Inc.[1]	133,937	10,580
Ambu AS, Class B, non-registered shares[1,2]	545,233	8,007
Chugai Pharmaceutical Co., Ltd.[1]	194,300	6,498
Siemens Healthineers AG1	69,922	4,336
bioMérieux SA1	12,984	1,384
		693,057
Energy 8.56%
Reliance Industries, Ltd.[1]	9,867,100	341,521
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	99,524
Neste OYJ[1]	1,756,952	80,041
TotalEnergies SE1	1,147,298	58,213
Canadian Natural Resources, Ltd.	818,700	50,694
Cenovus Energy, Inc.	2,378,776	39,654
Shell PLC (GBP denominated)[1]	573,839	15,748
		685,395
American Funds Insurance Series — International Fund — Page 24 of 251

unaudited
Common stocks (continued) Communication services 3.82%	Shares	Value (000)
Bharti Airtel, Ltd.[1,3]	12,732,125	$126,287
Bharti Airtel, Ltd., interim shares[1,3]	836,308	4,351
Sea, Ltd., Class A (ADR)[3]	357,779	42,858
Universal Music Group NV1	1,312,633	34,847
Informa PLC[1,3]	3,630,108	28,490
Ubisoft Entertainment SA1,3	518,403	22,822
Playtika Holding Corp.[3]	687,500	13,289
Vivendi SE1	907,392	11,843
Singapore Telecommunications, Ltd.[1]	5,800,500	11,266
SoftBank Group Corp.[1]	224,200	10,084
Yandex NV, Class A1,3,4	313,000	—[6]
		306,137
Consumer staples 3.81%
Kweichow Moutai Co., Ltd., Class A1	224,223	60,487
Danone SA1	878,392	48,389
Treasury Wine Estates, Ltd.[1]	4,601,735	39,417
British American Tobacco PLC[1]	911,000	38,104
Swedish Match AB1	3,167,673	23,827
CP ALL PCL, foreign registered shares[1]	9,053,300	17,615
Kobe Bussan Co., Ltd.[1]	572,700	17,592
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	2,653,503	15,407
Chocoladefabriken Lindt & Sprüngli AG1	97	11,717
Shiseido Company, Ltd.[1]	218,400	11,069
Nestlé SA1	78,463	10,186
Dabur India, Ltd.[1]	933,875	6,588
Seven & i Holdings Co., Ltd.[1,3]	91,500	4,354
		304,752
Utilities 1.73%
ENN Energy Holdings, Ltd.[1]	9,285,300	138,378
Real estate 0.47%
ESR Cayman, Ltd.[1,3]	9,137,600	28,288
Ayala Land, Inc.[1]	13,552,800	9,161
		37,449
Total common stocks (cost: $5,434,352,000)		6,969,330
Preferred securities 0.72% Health care 0.34%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,950
Energy 0.26%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	20,938
Financials 0.11%
Itaú Unibanco Holding SA, preferred nominative shares[3]	1,545,000	8,917
American Funds Insurance Series — International Fund — Page 25 of 251

unaudited
Preferred securities (continued) Information technology 0.01%	Shares	Value (000)
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	$644
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	27
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2
		673
Total preferred securities (cost: $66,825,000)		57,478
Rights & warrants 0.24% Health care 0.24%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,7]	1,075,200	18,875
Total rights & warrants (cost: $20,683,000)		18,875
Short-term securities 13.37% Money market investments 11.86%
Capital Group Central Cash Fund 0.32%[8,9]	9,492,507	949,251
Money market investments purchased with collateral from securities on loan 1.51%
Capital Group Central Cash Fund 0.32%[8,9,10]	560,854	56,085
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[8,10]	12,958,861	12,959
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[8,10]	12,942,776	12,943
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[8,10]	12,942,777	12,943
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[8,10]	12,942,777	12,943
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[8,10]	12,942,776	12,942
		120,815
Total short-term securities (cost: $1,070,044,000)		1,070,066
Total investment securities 101.38% (cost: $6,591,904,000)		8,115,749
Other assets less liabilities (1.38)%		(110,137)
Net assets 100.00%		$8,005,612
Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 12.56%
Money market investments 11.86%
Capital Group Central Cash Fund 0.32%[8]	$977,398	$696,867	$724,967	$37	$(84)	$949,251	$235
Money market investments purchased with collateral from securities on loan 0.70%
Capital Group Central Cash Fund 0.32%[8,10]	34,059	22,026[11]				56,085	—[12]
Total short-term securities						1,005,336
Total 12.56%				$37	$(84)	$1,005,336	$235
American Funds Insurance Series — International Fund — Page 26 of 251

unaudited
Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357.09%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2.00
Total		$ 8,967	$ 8,030.10%
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,357,564,000, which represented 66.92% of the net assets of the fund. This amount includes $5,330,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $128,728,000, which represented 1.61% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,875,000, which represented .24% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 3/31/2022.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
American Funds Insurance Series — International Fund — Page 27 of 251

New World Fund®
Investment portfolio
March 31, 2022
unaudited
Common stocks 88.31% Information technology 18.24%	Shares	Value (000)
Microsoft Corp.	400,536	$123,489
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,090,000	84,558
Wolfspeed, Inc.[2]	324,205	36,914
ASML Holding NV1	51,678	34,469
Broadcom, Inc.	52,546	33,087
Silergy Corp.[1]	254,094	29,929
Adobe, Inc.[2]	64,089	29,200
Micron Technology, Inc.	340,102	26,491
Keyence Corp.[1]	53,900	25,060
PagSeguro Digital, Ltd., Class A2	1,198,273	24,025
Mastercard, Inc., Class A	64,435	23,028
Apple, Inc.	124,133	21,675
Tata Consultancy Services, Ltd.[1]	430,003	21,147
NVIDIA Corp.	47,917	13,075
Samsung Electronics Co., Ltd.[1]	210,353	12,017
Network International Holdings PLC[1,2]	2,821,778	10,333
Visa, Inc., Class A	42,362	9,395
Globant SA2	32,980	8,643
Cognizant Technology Solutions Corp., Class A	82,052	7,358
Tokyo Electron, Ltd.[1]	14,200	7,291
Accenture PLC, Class A	21,156	7,134
TELUS International (Cda), Inc., subordinate voting shares[2]	261,594	6,464
Nokia Corp.[1,2]	1,015,587	5,591
Nice, Ltd. (ADR)[2]	24,926	5,459
Flat Glass Group Co., Ltd., Class H1,2	1,391,000	5,353
EPAM Systems, Inc.[2]	17,102	5,073
Edenred SA1	102,606	5,072
Kingdee International Software Group Co., Ltd.[1,2]	2,281,000	5,034
MediaTek, Inc.[1]	154,000	4,802
StoneCo, Ltd., Class A2	380,363	4,450
Halma PLC[1]	107,927	3,523
Amadeus IT Group SA, Class A, non-registered shares[1,2]	52,552	3,423
SAP SE1	29,324	3,272
Trimble, Inc.[2]	42,730	3,083
Advanced Micro Devices, Inc.[2]	27,588	3,017
ON Semiconductor Corp.[2]	46,661	2,921
Logitech International SA1	38,622	2,862
PayPal Holdings, Inc.[2]	24,259	2,806
SK hynix, Inc.[1]	28,092	2,689
DLocal, Ltd., Class A2	81,033	2,533
Applied Materials, Inc.	19,121	2,520
Infosys, Ltd.[1]	96,230	2,406
FleetCor Technologies, Inc.[2]	7,609	1,895
KLA Corp.	4,986	1,825
Hexagon AB, Class B1	105,226	1,476
Hamamatsu Photonics KK1	27,200	1,448
American Funds Insurance Series — New World Fund — Page 28 of 251

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MKS Instruments, Inc.	8,486	$1,273
Coforge, Ltd.[1]	18,403	1,073
Hundsun Technologies, Inc., Class A1	150,377	1,050
Autodesk, Inc.[2]	4,715	1,011
Atlassian Corp. PLC, Class A2	3,424	1,006
VeriSign, Inc.[2]	4,446	989
Infineon Technologies AG1	26,555	907
Intel Corp.	17,035	844
Fabrinet, non-registered shares[2]	6,992	735
Canva, Inc.[1,2,3,4]	385	588
		686,791
Financials 12.97%
Kotak Mahindra Bank, Ltd.[1]	2,991,680	68,795
AIA Group, Ltd.[1]	3,655,000	38,266
B3 SA-Brasil, Bolsa, Balcao	11,051,533	36,467
HDFC Bank, Ltd.[1]	1,851,321	35,732
HDFC Bank, Ltd. (ADR)	7,664	470
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,333,571	30,576
Société Générale[1]	1,108,447	29,653
Capitec Bank Holdings, Ltd.[1]	164,885	26,343
Bajaj Finance, Ltd.[1]	257,849	24,514
China Merchants Bank Co., Ltd., Class H1	2,021,000	15,799
UniCredit SpA[1]	1,312,939	14,176
Discovery, Ltd.[1,2]	935,065	11,612
S&P Global, Inc.	27,002	11,076
Bajaj Finserv, Ltd.[1]	46,563	10,345
Banco Santander, SA1	2,894,921	9,822
Banco Bilbao Vizcaya Argentaria, SA1	1,678,581	9,598
Industrial and Commercial Bank of China, Ltd., Class H1,2	14,977,000	9,181
Nu Holdings, Ltd., Class A1,2,5,6	971,370	6,824
Nu Holdings, Ltd., Class A2	256,371	1,979
PB Fintech, Ltd.[1,2]	922,543	8,398
Eurobank Ergasias Services and Holdings SA1,2	6,776,440	7,924
AU Small Finance Bank, Ltd.[1,2]	437,612	7,158
ICICI Bank, Ltd. (ADR)	300,062	5,683
ICICI Bank, Ltd.[1]	134,625	1,290
Moody’s Corp.	18,279	6,167
Hong Kong Exchanges and Clearing, Ltd.[1]	120,100	5,660
Postal Savings Bank of China Co., Ltd., Class H1	6,859,000	5,538
Lufax Holding, Ltd. (ADR)[2]	953,034	5,308
Fairfax Financial Holdings, Ltd., subordinate voting shares	8,526	4,651
Credicorp, Ltd.[2]	26,970	4,635
XP, Inc., Class A2	134,066	4,035
Canara Bank[1,2]	1,228,540	3,649
Bank Rakyat Indonesia (Persero) Tbk PT1	10,648,100	3,428
Alpha Services and Holdings SA1,2	2,765,512	3,394
East Money Information Co., Ltd., Class A1,2	778,580	3,081
Chubb, Ltd.	13,757	2,943
HDFC Life Insurance Company, Ltd.[1]	337,705	2,388
DBS Group Holdings, Ltd.[1]	79,473	2,089
Grupo Financiero Banorte, SAB de CV, Series O	271,957	2,045
Axis Bank, Ltd.[1,2]	199,193	1,980
Futu Holdings, Ltd. (ADR)[2,6]	58,295	1,898
China Construction Bank Corp., Class H1	2,059,000	1,547
American Funds Insurance Series — New World Fund — Page 29 of 251

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,336,017	$1,417
Bank Central Asia Tbk PT1	1,676,500	929
Sberbank of Russia PJSC (ADR)[1,3]	665,541	—[7]
Moscow Exchange MICEX-RTS PJSC[1,3]	438,203	—[7]
TCS Group Holding PLC (GDR)[1,2,3]	78,482	—[7]
		488,463
Health care 11.04%
Thermo Fisher Scientific, Inc.	74,902	44,241
Carl Zeiss Meditec AG, non-registered shares[1]	172,151	27,914
Abbott Laboratories	231,029	27,345
WuXi AppTec Co., Ltd., Class A1	818,259	14,364
WuXi AppTec Co., Ltd., Class H1	491,300	7,684
PerkinElmer, Inc.	115,321	20,119
WuXi Biologics (Cayman), Inc.[1,2]	2,462,100	19,973
AstraZeneca PLC[1]	150,299	19,931
Danaher Corp.	60,387	17,713
Eli Lilly and Company	50,967	14,595
Hapvida Participacoes e Investimentos SA2	5,658,990	14,073
Laurus Labs, Ltd.[1]	1,780,430	13,773
Jiangsu Hengrui Medicine Co., Ltd., Class A1	2,308,512	13,364
BeiGene, Ltd. (ADR)[2]	65,507	12,355
BeiGene, Ltd., Class H1,2,6	49,700	734
CanSino Biologics, Inc., Class H1,2	805,918	12,893
Shionogi & Co., Ltd.[1]	170,900	10,496
CSL, Ltd.[1]	49,605	9,851
Novo Nordisk A/S, Class B1	87,815	9,725
Hypera SA, ordinary nominative shares	1,031,956	8,390
Olympus Corp.[1]	404,300	7,681
Straumann Holding AG1	4,337	6,940
Pfizer, Inc.	132,074	6,838
Zoetis, Inc., Class A	33,143	6,251
Gland Pharma, Ltd.[1,2]	144,221	6,201
Angelalign Technology, Inc.[1,2]	337,800	5,786
Rede D’Or Sao Luiz SA	529,997	5,555
Pharmaron Beijing Co., Ltd., Class A1	233,000	4,306
Pharmaron Beijing Co., Ltd., Class H1	96,000	1,160
Siemens Healthineers AG1	84,800	5,258
Merck KGaA[1]	21,492	4,501
Hutchmed China, Ltd. (ADR)[2]	150,024	2,839
Hutchmed China, Ltd.[1,2]	361,500	1,378
Genus PLC[1]	90,479	3,339
Grifols, SA, Class A, non-registered shares[1]	162,944	2,948
Zai Lab, Ltd. (ADR)[2]	54,939	2,416
Hikma Pharmaceuticals PLC[1]	89,213	2,400
Mettler-Toledo International, Inc.[2]	1,504	2,065
OdontoPrev SA, ordinary nominative shares	772,613	2,035
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	203,484	1,911
HOYA Corp.[1]	16,600	1,894
Medtronic PLC	16,413	1,821
Asahi Intecc Co., Ltd.[1]	91,800	1,796
Align Technology, Inc.[2]	4,067	1,773
bioMérieux SA1	15,768	1,681
Legend Biotech Corp. (ADR)[2]	45,336	1,648
Hugel, Inc.[1,2]	12,662	1,446
American Funds Insurance Series — New World Fund — Page 30 of 251

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	99,433	$1,148
Hangzhou Tigermed Consulting Co., Ltd., Class A1	50,871	857
Shandong Pharmaceutical Glass Co., Ltd., Class A1	66,700	278
		415,683
Consumer discretionary 10.33%
LVMH Moët Hennessy-Louis Vuitton SE1	59,175	42,137
MercadoLibre, Inc.[2]	32,114	38,199
General Motors Company[2]	657,760	28,770
Hermès International[1]	17,737	25,158
Galaxy Entertainment Group, Ltd.[1]	2,832,000	16,831
Li Ning Co., Ltd.[1]	1,933,001	16,568
EssilorLuxottica[1]	86,364	15,765
Evolution AB1	145,134	14,812
XPeng, Inc., Class A1,2	672,678	9,272
Xpeng, Inc., Class A (ADR)[2]	29,602	817
Americanas SA, ordinary nominative shares	1,422,943	9,758
Americanas SA, subscription receipts[2]	12,078	82
Trip.com Group, Ltd. (ADR)[2]	409,020	9,457
Pop Mart International Group, Ltd.[1]	2,070,721	9,064
Midea Group Co., Ltd., Class A1	956,582	8,556
Kering SA1	12,877	8,134
JD.com, Inc., Class A1,2	276,230	8,090
Cie. Financière Richemont SA, Class A1	61,942	7,857
Booking Holdings, Inc.[2]	3,104	7,290
Marriott International, Inc., Class A2	41,125	7,228
NIKE, Inc., Class B	52,547	7,071
YUM! Brands, Inc.	58,653	6,952
Zhongsheng Group Holdings, Ltd.[1]	885,500	6,235
Huazhu Group, Ltd. (ADR)	183,166	6,043
Astra International Tbk PT1	12,241,400	5,592
Jumbo SA1	367,791	5,478
Titan Co., Ltd.[1,2]	158,667	5,285
IDP Education, Ltd.[1]	218,530	5,097
Airbnb, Inc., Class A2	28,670	4,924
Tesla, Inc.[2]	4,413	4,755
Industria de Diseño Textil, SA1	206,248	4,488
China MeiDong Auto Holdings, Ltd.[1]	1,168,000	4,433
Lear Corp.	30,429	4,339
Aptiv PLC[2]	25,788	3,087
JD Health International, Inc.[1,2]	491,100	2,988
Samsonite International SA1,2	1,322,400	2,972
InterContinental Hotels Group PLC[1]	42,267	2,862
adidas AG1	11,176	2,610
Entain PLC[1,2]	118,320	2,538
Maruti Suzuki India, Ltd.[1]	25,492	2,529
Prosus NV, Class N1	46,826	2,479
Inchcape PLC[1]	202,422	1,767
Alibaba Group Holding, Ltd.[1,2]	117,472	1,608
Shangri-La Asia, Ltd.[1,2]	2,024,000	1,586
Flutter Entertainment PLC[1,2]	11,607	1,331
Melco Resorts & Entertainment, Ltd. (ADR)[2]	134,638	1,029
Stellantis NV1	61,093	989
FSN E-Commerce Ventures, Ltd.[1,2]	43,055	952
Gree Electric Appliances, Inc. of Zhuhai, Class A1	151,046	767
American Funds Insurance Series — New World Fund — Page 31 of 251

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Levi Strauss & Co., Class A	32,507	$642
Jiumaojiu International Holdings, Ltd.[1,6]	239,000	509
Naspers, Ltd., Class N1	3,651	413
Cyrela Brazil Realty SA, ordinary nominative shares	89,707	330
Meituan, Class B1,2	16,000	315
Ozon Holdings PLC (ADR)[1,2,3]	209,599	—[7]
		388,840
Materials 9.50%
Vale SA, ordinary nominative shares (ADR)	2,248,177	44,941
Vale SA, ordinary nominative shares	2,093,632	42,039
First Quantum Minerals, Ltd.	2,047,092	70,870
Freeport-McMoRan, Inc.	746,254	37,119
Asian Paints, Ltd.[1]	587,153	23,720
Sika AG1	65,465	21,568
Pidilite Industries, Ltd.[1,2]	433,787	13,996
Fortescue Metals Group, Ltd.[1]	643,999	9,883
Albemarle Corp.	36,079	7,979
Barrick Gold Corp.	322,443	7,909
Linde PLC	24,121	7,705
Shin-Etsu Chemical Co., Ltd.[1]	46,300	7,055
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	862,393	6,083
Wacker Chemie AG1,2	34,003	5,837
Givaudan SA1,6	1,415	5,825
Ivanhoe Mines, Ltd., Class A2	515,066	4,804
Koninklijke DSM NV1	21,048	3,762
Yunnan Energy New Material Co., Ltd., Class A1	100,200	3,442
Shandong Sinocera Functional Material Co., Ltd., Class A1	598,600	3,245
LANXESS AG1	70,750	3,129
Loma Negra Compania Industrial Argentina SA (ADR)[2]	530,050	3,032
Sociedad Química y Minera de Chile SA, Class B (ADR)[2]	33,002	2,825
Arkema SA1	20,250	2,416
SIG Combibloc Group AG1	92,597	2,338
SKSHU Paint Co., Ltd., Class A1,2	141,065	1,966
Amcor PLC (CDI)[1]	151,073	1,719
CCL Industries, Inc., Class B, nonvoting shares	37,100	1,674
Impala Platinum Holdings, Ltd.[1]	98,850	1,521
OCI NV1,2	37,480	1,320
Navin Fluorine International, Ltd.[1]	22,385	1,199
Umicore SA1	27,264	1,178
Shree Cement, Ltd.[1]	3,604	1,138
Glencore PLC[1,2]	166,729	1,084
Celanese Corp.	7,208	1,030
Anglo American PLC[1]	19,828	1,023
BASF SE1	13,092	747
Turquoise Hill Resources, Ltd.[2]	16,295	489
Polymetal International PLC[1]	76,572	306
Alrosa PJSC[1,3]	1,123,215	—[7]
		357,916
Industrials 8.43%
Airbus SE, non-registered shares[1,2]	353,320	42,707
IMCD NV1	102,656	17,454
International Container Terminal Services, Inc.[1]	3,798,890	16,444
General Electric Co.	177,334	16,226
American Funds Insurance Series — New World Fund — Page 32 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA1	127,772	$15,017
Copa Holdings, SA, Class A2	173,678	14,526
Larsen & Toubro, Ltd.[1,2]	600,365	13,919
Rumo SA2	3,536,359	13,778
Shenzhen Inovance Technology Co., Ltd., Class A1	1,478,974	13,238
DSV A/S1	58,553	11,196
Caterpillar, Inc.	39,829	8,875
Carrier Global Corp.	160,458	7,360
Wizz Air Holdings PLC[1,2]	194,026	7,293
CCR SA, ordinary nominative shares	2,458,355	7,074
Nidec Corp.[1]	84,200	6,671
TransDigm Group, Inc.[2]	10,225	6,662
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	2,424,924	6,315
InPost SA1,2	982,592	6,176
Grab Holdings, Ltd., Class A2,6	1,655,691	5,795
Daikin Industries, Ltd.[1]	31,300	5,699
Contemporary Amperex Technology Co., Ltd., Class A1	68,395	5,480
Ryanair Holdings PLC (ADR)[2]	61,905	5,393
Suzhou Maxwell Technologies Co., Ltd., Class A1,2	63,000	5,181
Thales SA1,2	35,311	4,459
Spirax-Sarco Engineering PLC[1]	25,418	4,165
Boeing Company[2]	21,668	4,149
SMC Corp.[1]	7,300	4,077
Raytheon Technologies Corp.	41,002	4,062
Interpump Group SpA[1]	73,018	3,672
ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,412
Centre Testing International Group Co., Ltd.[1]	978,596	3,023
Epiroc AB, Class B1	158,534	2,854
Havells India, Ltd.[1]	183,037	2,768
Hitachi, Ltd.[1]	49,300	2,470
ABB, Ltd.[1]	74,036	2,395
AirTAC International Group[1,2]	74,000	2,386
Bureau Veritas SA1	78,170	2,233
Siemens AG1	15,401	2,134
Fluidra, SA, non-registered shares[1]	70,416	2,020
Air Lease Corp., Class A	38,938	1,739
Bharat Electronics, Ltd.[1]	627,525	1,732
Atlas Copco AB, Class B1	34,203	1,551
Experian PLC[1]	27,683	1,068
Grupo Aeroportuario del Pacífico, SAB de CV, Class B2	56,200	912
China Merchants Port Holdings Co., Ltd.[1]	360,000	650
Haitian International Holdings, Ltd.[1]	236,000	611
Hefei Meyer Optoelectronic Technology, Inc., Class A1	97,000	408
		317,429
Communication services 5.62%
Alphabet, Inc., Class C2	18,033	50,366
Alphabet, Inc., Class A2	3,998	11,120
Sea, Ltd., Class A (ADR)[2]	200,901	24,066
Meta Platforms, Inc., Class A2	92,438	20,554
Tencent Holdings, Ltd.[1]	376,800	17,776
Bharti Airtel, Ltd.[1,2]	1,612,310	15,992
Bharti Airtel, Ltd., interim shares[1,2]	80,154	417
América Móvil, SAB de CV, Series L (ADR)	772,462	16,338
Netflix, Inc.[2]	38,632	14,471
American Funds Insurance Series — New World Fund — Page 33 of 251

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Vodafone Group PLC[1]	7,780,856	$12,766
MTN Group, Ltd.[1,6]	583,697	7,563
Activision Blizzard, Inc.	70,185	5,623
NetEase, Inc.[1]	152,800	2,755
NetEase, Inc. (ADR)	27,722	2,486
Indus Towers, Ltd.[1,2]	1,395,052	4,044
JCDecaux SA1,2	116,458	2,759
Informa PLC[1,2]	261,509	2,052
SoftBank Group Corp.[1]	10,700	481
Yandex NV, Class A1,2,3	378,730	—[7]
		211,629
Consumer staples 5.45%
Kweichow Moutai Co., Ltd., Class A1	198,507	53,550
Bunge, Ltd.	155,548	17,236
Constellation Brands, Inc., Class A	55,199	12,713
Nestlé SA1	95,490	12,397
British American Tobacco PLC[1]	254,012	10,624
Anheuser-Busch InBev SA/NV1	176,369	10,578
ITC, Ltd.[1]	3,108,690	10,246
Raia Drogasil SA, ordinary nominative shares	1,432,377	7,202
Pernod Ricard SA1	32,594	7,149
Carlsberg A/S, Class B1	50,083	6,115
Heineken NV1	56,344	5,372
Avenue Supermarts, Ltd.[1,2]	99,964	5,250
Wuliangye Yibin Co., Ltd., Class A1	199,771	4,854
Reckitt Benckiser Group PLC[1]	59,539	4,551
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	286,360	3,938
Dabur India, Ltd.[1]	499,893	3,526
Arca Continental, SAB de CV	491,521	3,342
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	502,900	2,920
L’Oréal SA, non-registered shares[1]	6,365	2,548
Monster Beverage Corp.[2]	30,398	2,429
Mondelez International, Inc.	37,667	2,365
Monde Nissin Corp.[1,2]	8,193,900	2,170
Yihai International Holding, Ltd.[1]	756,000	2,156
Kimberly-Clark de México, SAB de CV, Class A	1,444,669	2,032
Fomento Económico Mexicano, SAB de CV	227,405	1,891
United Spirits, Ltd.[1,2]	158,456	1,851
Kimberly-Clark Corp.	15,000	1,847
Unilever PLC (EUR denominated)[1]	30,374	1,375
Danone SA1	22,121	1,219
Uni-Charm Corp.[1]	23,900	850
Shiseido Company, Ltd.[1]	11,200	568
Diageo PLC[1]	9,646	487
X5 Retail Group NV (GDR)[1,3]	88,147	—[7]
		205,351
Energy 4.00%
Reliance Industries, Ltd.[1]	2,677,459	92,672
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	1,374,094	20,337
New Fortress Energy, Inc., Class A6	252,689	10,767
BP PLC[1]	1,528,581	7,470
Baker Hughes Co., Class A	182,519	6,646
Shell PLC (GBP denominated)[1]	134,028	3,678
American Funds Insurance Series — New World Fund — Page 34 of 251

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
TotalEnergies SE1	70,274	$3,566
Chevron Corp.	20,840	3,393
Aker BP ASA[1,2,6]	61,193	2,280
Rosneft Oil Company PJSC (GDR)[1,3]	588,661	—[7]
Gazprom PJSC (ADR)[1,3]	472,929	—[7]
		150,809
Real estate 1.45%
American Tower Corp. REIT	42,355	10,640
Macrotech Developers, Ltd.[1,2]	715,416	10,528
ESR Cayman, Ltd.[1,2]	2,749,000	8,510
BR Malls Participacoes SA, ordinary nominative shares[2]	3,938,172	7,676
CK Asset Holdings, Ltd.[1]	854,500	5,840
CTP NV1	195,384	3,268
Shimao Services Holdings, Ltd.[1]	5,863,187	3,117
China Overseas Land & Investment, Ltd.[1]	915,500	2,727
Longfor Group Holdings, Ltd.[1]	276,000	1,409
Sunac Services Holdings, Ltd.[1]	1,548,496	949
		54,664
Utilities 1.28%
ENN Energy Holdings, Ltd.[1]	1,763,300	26,278
AES Corp.	460,500	11,849
Engie SA1	567,801	7,443
Enel SpA[1]	329,104	2,198
China Resources Gas Group, Ltd.[1]	100,000	423
China Gas Holdings, Ltd.[1]	67,400	86
		48,277
Total common stocks (cost: $2,312,271,000)		3,325,852
Preferred securities 1.19% Materials 0.35%
Gerdau SA, preferred nominative shares	2,020,997	13,078
Industrials 0.27%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[2]	1,395,571	5,042
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[2,6]	56,068	403
Azul SA, preferred nominative shares (ADR)[2,6]	317,795	4,783
		10,228
Consumer discretionary 0.25%
Getir BV, Series D, preferred shares[1,2,3,4]	7,768	4,996
Porsche Automobil Holding SE, nonvoting preferred shares[1,2]	45,542	4,412
		9,408
Real estate 0.23%
QuintoAndar, Ltd., Series E, preferred shares[1,2,3,4]	32,657	7,006
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,3,4]	8,400	1,802
Ayala Land, Inc., preferred shares[1,3]	15,000,000	—[7]
		8,808
American Funds Insurance Series — New World Fund — Page 35 of 251

unaudited
Preferred securities (continued) Health care 0.06%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	172,777	$2,047
Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	168,756	1,186
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,2,3,4]	34	52
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3,4]	1	1
		53
Total preferred securities (cost: $31,395,000)		44,808
Rights & warrants 0.02% Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,5]	124,600	675
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	105,741	84
Total rights & warrants (cost: $837,000)		759
Bonds, notes & other debt instruments 2.88% Bonds & notes of governments & government agencies outside the U.S. 2.38%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[5]	$1,000	982
Abu Dhabi (Emirate of) 1.70% 2031[5]	255	233
Angola (Republic of) 8.25% 2028	500	511
Angola (Republic of) 8.00% 2029[5]	2,270	2,287
Argentine Republic 1.00% 2029	100	34
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]	2,341	790
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]	4,190	1,283
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]	1,318	499
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]	5,900	2,091
Armenia (Republic of) 7.15% 2025	290	290
Bahrain (Kingdom of) 6.75% 2029[5]	500	528
Belarus (Republic of) 6.875% 2023	915	160
Belarus (Republic of) 5.875% 2026	230	38
Belarus (Republic of) 7.625% 2027	335	50
Chile (Republic of) 3.10% 2041	375	331
Chile (Republic of) 4.34% 2042	645	663
China (People’s Republic of), Series INBK, 2.89% 2031	CNY36,200	5,743
China (People’s Republic of), Series INBK, 3.72% 2051	34,650	5,773
Colombia (Republic of) 4.50% 2026	$280	280
Colombia (Republic of) 3.25% 2032	700	586
Colombia (Republic of) 7.375% 2037	1,090	1,228
Colombia (Republic of) 4.125% 2051	350	265
Costa Rica (Republic of) 6.125% 2031[5]	1,250	1,267
Costa Rica (Republic of) 6.125% 2031	808	819
Cote d’Ivoire (Republic of) 4.875% 2032	€150	147
Dominican Republic 6.875% 2026	$370	394
Dominican Republic 8.625% 2027[5]	575	637
American Funds Insurance Series — New World Fund — Page 36 of 251

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2029[5]	$275	$272
Dominican Republic 11.375% 2029	DOP12,800	256
Dominican Republic 6.00% 2033[5]	$150	147
Dominican Republic 7.45% 2044	1,400	1,484
Dominican Republic 7.45% 2044[5]	1,125	1,192
Dominican Republic 6.85% 2045	320	318
Dominican Republic 5.875% 2060[5]	280	241
Egypt (Arab Republic of) 5.75% 2024[5]	450	448
Egypt (Arab Republic of) 5.625% 2030	€260	244
Egypt (Arab Republic of) 5.875% 2031[5]	$365	307
Egypt (Arab Republic of) 6.375% 2031	€350	333
Egypt (Arab Republic of) 7.625% 2032[5]	$1,140	1,036
Egypt (Arab Republic of) 8.50% 2047	1,200	1,027
Egypt (Arab Republic of) 8.15% 2059[5]	500	414
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,830	1,330
Export-Import Bank of India 3.25% 2030	1,180	1,120
Ghana (Republic of) 8.125% 2026	315	268
Ghana (Republic of) 6.375% 2027	485	366
Ghana (Republic of) 7.875% 2027	200	156
Ghana (Republic of) 7.75% 2029[5]	1,125	829
Ghana (Republic of) 8.125% 2032	1,880	1,363
Honduras (Republic of) 6.25% 2027	2,000	1,910
Indonesia (Republic of) 6.625% 2037	500	628
Indonesia (Republic of) 5.25% 2042	840	941
Iraq (Republic of) 6.752% 2023	960	968
Jordan (Hashemite Kingdom of) 4.95% 2025[5]	600	599
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	1,530	1,523
Kazakhstan (Republic of) 6.50% 2045[5]	800	925
Kenya (Republic of) 7.25% 2028	200	193
Kenya (Republic of) 8.25% 2048[5]	1,800	1,607
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR149	34
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	287
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[8]	$880	760
Oman (Sultanate of) 4.875% 2025[5]	565	578
Oman (Sultanate of) 5.375% 2027	750	772
Oman (Sultanate of) 6.25% 2031[5]	890	945
Pakistan (Islamic Republic of) 8.25% 2025[5]	410	342
Pakistan (Islamic Republic of) 6.00% 2026[5]	380	300
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,050	833
Pakistan (Islamic Republic of) 7.875% 2036	200	140
Panama (Republic of) 3.75% 2026[5]	1,180	1,187
Panama (Republic of) 4.50% 2047	1,155	1,154
Panama (Republic of) 4.50% 2050	400	396
Panama (Republic of) 4.30% 2053	400	385
Panama (Republic of) 4.50% 2063	200	193
Paraguay (Republic of) 4.70% 2027[5]	400	417
Paraguay (Republic of) 4.95% 2031	320	336
Peru (Republic of) 3.00% 2034	425	397
Peru (Republic of) 6.55% 2037	1,070	1,356
Peru (Republic of) 3.55% 2051	370	346
Peru (Republic of) 2.78% 2060	365	287
PETRONAS Capital, Ltd. 4.55% 2050[5]	400	443
Philippines (Republic of) 1.648% 2031	580	517
Philippines (Republic of) 6.375% 2034	820	1,038
Philippines (Republic of) 3.95% 2040	900	893
American Funds Insurance Series — New World Fund — Page 37 of 251

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 2.95% 2045	$790	$685
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	224
Qatar (State of) 4.50% 2028[5]	2,000	2,184
Qatar (State of) 4.50% 2028	600	655
Romania 2.00% 2032	€1,375	1,269
Romania 2.00% 2033	300	268
Romania 5.125% 2048[5]	$500	521
Russian Federation 4.25% 2027	1,000	250
Russian Federation 4.375% 2029[5]	800	160
Russian Federation 5.10% 2035	1,600	312
Russian Federation 5.25% 2047	1,200	288
Senegal (Republic of) 4.75% 2028	€950	1,024
Serbia (Republic of) 3.125% 2027	400	432
South Africa (Republic of) 5.875% 2030	$1,500	1,573
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	450	227
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	347
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	623
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	378
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]	500	236
Tunisia (Republic of) 6.75% 2023	€465	375
Tunisia (Republic of) 6.75% 2023	310	250
Tunisia (Republic of) 5.625% 2024	710	539
Tunisia (Republic of) 5.75% 2025	$875	592
Turkey (Republic of) 6.375% 2025	475	466
Turkey (Republic of) 7.625% 2029	200	196
Turkey (Republic of) 11.875% 2030	800	974
Turkey (Republic of) 5.875% 2031	1,170	1,002
Turkey (Republic of) 4.875% 2043	400	286
Turkey (Republic of) 5.75% 2047	2,205	1,654
Ukraine 8.994% 2024	600	273
Ukraine 7.75% 2027	2,328	1,008
Ukraine 9.75% 2028	900	390
Ukraine 7.375% 2032	2,180	925
United Mexican States 4.50% 2029	550	581
United Mexican States 4.75% 2032	870	924
United Mexican States 4.75% 2044	1,090	1,076
United Mexican States 3.75% 2071	200	159
United Mexican States, Series M, 7.50% 2027	MXN20,360	983
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$64	6
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	100
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	83
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	7
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	120
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	26
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	11
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	6
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	15
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	28
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	9
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	9
		89,419
American Funds Insurance Series — New World Fund — Page 38 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 0.42% Energy 0.13%	Principal amount (000)	Value (000)
Oleoducto Central SA 4.00% 2027[5]	$255	$241
Petrobras Global Finance Co. 5.60% 2031	780	791
Petrobras Global Finance Co. 6.85% 2115	314	295
Petróleos Mexicanos 6.875% 2026	755	791
Petróleos Mexicanos 6.49% 2027	1,490	1,510
Petróleos Mexicanos 6.70% 2032	622	591
Petrorio Luxembourg SARL 6.125% 2026	200	200
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[5]	630	498
		4,917
Financials 0.10%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,065
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[8]	830	793
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[5,8]	600	557
Power Financial Corp., Ltd. 5.25% 2028	425	449
Power Financial Corp., Ltd. 6.15% 2028	432	477
Power Financial Corp., Ltd. 4.50% 2029	273	273
Power Financial Corp., Ltd. 3.35% 2031	310	282
		3,896
Materials 0.08%
Braskem Idesa SAPI 7.45% 2029	775	789
Braskem Idesa SAPI 7.45% 2029[5]	300	305
Braskem Idesa SAPI 6.99% 2032[5]	350	344
CSN Islands XI Corp. 6.75% 2028	600	622
CSN Resources SA 7.625% 2026	224	233
GC Treasury Center Co., Ltd. 4.40% 2032[5]	230	234
Sasol Financing USA, LLC 5.875% 2024	500	507
		3,034
Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[5]	280	267
Empresas Publicas de Medellin ESP 4.25% 2029[5]	412	368
Empresas Publicas de Medellin ESP 4.375% 2031[5]	360	311
Instituto Costarricense de Electricidad 6.75% 2031[5]	235	237
		1,183
Consumer discretionary 0.03%
Alibaba Group Holding, Ltd. 3.15% 2051	410	318
Meituan Dianping 3.05% 2030[5]	800	643
Sands China, Ltd. 4.375% 2030	220	200
		1,161
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	300
PLDT, Inc. 2.50% 2031	210	192
Tencent Holdings, Ltd. 3.24% 2050[5]	580	451
		943
Industrials 0.01%
Mexico City Airport Trust 4.25% 2026	475	471
American Funds Insurance Series — New World Fund — Page 39 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.01%	Principal amount (000)	Value (000)
Marfrig Global Foods SA 3.95% 2031	$320	$284
Total corporate bonds, notes & loans		15,889
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 0.591% 2024[10,11]	2,730	2,733
U.S. Treasury 2.50% 2046	300	295
Total U.S. Treasury bonds & notes		3,028
Total bonds, notes & other debt instruments (cost: $126,030,000)		108,336
Short-term securities 8.23% Money market investments 7.75%	Shares
Capital Group Central Cash Fund 0.32%[12,13]	2,916,470	291,647
Money market investments purchased with collateral from securities on loan 0.48%
Capital Group Central Cash Fund 0.32%[12,13,14]	84,527	8,453
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[12,14]	1,953,053	1,953
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[12,14]	1,950,628	1,951
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[12,14]	1,950,628	1,951
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[12,14]	1,950,629	1,950
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[12,14]	1,950,628	1,950
		18,208
Total short-term securities (cost: $309,854,000)		309,855
Total investment securities 100.63% (cost: $2,780,387,000)		3,789,610
Other assets less liabilities (0.63)%		(23,590)
Net assets 100.00%		$3,766,020
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	119	June 2022	$(13,648)	$343
10 Year Ultra U.S. Treasury Note Futures	Short	64	June 2022	(8,670)	288
30 Year Ultra U.S. Treasury Bond Futures	Long	38	June 2022	6,731	(309)
					$322
American Funds Insurance Series — New World Fund — Page 40 of 251

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
EUR	575	USD	635	Standard Chartered Bank	4/22/2022	$1
USD	2,823	EUR	2,560	Bank of America	4/25/2022	(11)
USD	2,705	EUR	2,390	BNP Paribas	4/28/2022	59
EUR	140	USD	160	HSBC Bank	4/28/2022	(5)
						$44
Investments in affiliates13

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 7.97%
Money market investments 7.75%
Capital Group Central Cash Fund 0.32%[12]	$216,764	$345,076	$270,177	$(1)	$(15)	$291,647	$89
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.32%[12,14]	4,255	4,198[15]				8,453	—[16]
Total short-term securities						300,100
Total 7.97%				$(1)	$(15)	$300,100	$89
Private placement securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$7,006.19%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,802.05
Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996.13
Canva, Inc.	8/26/2021-11/4/2021	656	588.01
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1.00
Total		$ 11,190	$ 14,445.38%
American Funds Insurance Series — New World Fund — Page 41 of 251

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,912,127,000, which represented 50.77% of the net assets of the fund. This amount includes $1,890,183,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,575,000, which represented .94% of the net assets of the fund.
[6]	All or a portion of this security was on loan. The total value of all such securities was $19,642,000, which represented .52% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,000, which represented less than .01% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Rate represents the seven-day yield at 3/31/2022.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviation and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CNY = Chinese yuan renminbi
DOP = Dominican pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
MYR = Malaysian ringgits
USD/$ = U.S. dollars
American Funds Insurance Series — New World Fund — Page 42 of 251

Washington Mutual Investors FundSM
Investment portfolio
March 31, 2022
unaudited
Common stocks 96.05% Information technology 19.25%	Shares	Value (000)
Broadcom, Inc.	1,023,042	$644,188
Microsoft Corp.	2,006,772	618,708
Intel Corp.	3,303,824	163,737
Apple, Inc.	721,696	126,015
ASML Holding NV (New York registered) (ADR)	146,871	98,099
Fidelity National Information Services, Inc.	687,254	69,014
Visa, Inc., Class A	207,191	45,949
Automatic Data Processing, Inc.	198,101	45,076
KLA Corp.	94,479	34,585
Applied Materials, Inc.	253,079	33,356
TE Connectivity, Ltd.	248,632	32,566
Paychex, Inc.	230,648	31,476
NetApp, Inc.	297,140	24,663
SAP SE (ADR)	206,233	22,884
Mastercard, Inc., Class A	61,852	22,105
Motorola Solutions, Inc.	89,048	21,567
Texas Instruments, Inc.	91,302	16,752
QUALCOMM, Inc.	89,079	13,613
Micron Technology, Inc.	81,603	6,356
Analog Devices, Inc.	23,155	3,825
EPAM Systems, Inc.[1]	9,314	2,763
		2,077,297
Health care 18.63%
UnitedHealth Group, Inc.	846,080	431,476
Pfizer, Inc.	4,728,639	244,802
CVS Health Corp.	2,187,850	221,432
Johnson & Johnson	1,038,351	184,027
Eli Lilly and Company	392,466	112,391
AstraZeneca PLC (ADR)	1,519,344	100,793
Humana, Inc.	211,554	92,062
AbbVie, Inc.	501,482	81,295
Abbott Laboratories	674,120	79,789
Anthem, Inc.	159,750	78,472
Cigna Corp.	266,984	63,972
Gilead Sciences, Inc.	1,026,694	61,037
Danaher Corp.	201,460	59,094
Thermo Fisher Scientific, Inc.	52,959	31,280
Bristol-Myers Squibb Company	381,553	27,865
GlaxoSmithKline PLC (ADR)[2]	630,999	27,486
Regeneron Pharmaceuticals, Inc.[1]	26,592	18,572
Zimmer Biomet Holdings, Inc.	139,018	17,780
Novo Nordisk A/S, Class B (ADR)	140,990	15,657
Molina Healthcare, Inc.[1]	32,655	10,893
Edwards Lifesciences Corp.[1]	85,300	10,042
Zoetis, Inc., Class A	53,153	10,024
American Funds Insurance Series — Washington Mutual Investors Fund — Page 43 of 251

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Roche Holding AG (ADR)[2]	181,473	$8,967
Baxter International, Inc.	114,187	8,854
ResMed, Inc.	27,020	6,553
Merck & Co., Inc.	36,771	3,017
Novartis AG (ADR)	29,792	2,614
		2,010,246
Financials 16.41%
Marsh & McLennan Companies, Inc.	1,376,184	234,529
CME Group, Inc., Class A	954,645	227,072
BlackRock, Inc.	198,718	151,854
Chubb, Ltd.	636,147	136,072
JPMorgan Chase & Co.	920,707	125,511
PNC Financial Services Group, Inc.	442,574	81,633
Intercontinental Exchange, Inc.	576,439	76,159
Discover Financial Services	665,509	73,333
Bank of America Corp.	1,706,908	70,359
Capital One Financial Corp.	469,281	61,612
Citizens Financial Group, Inc.	1,118,213	50,689
S&P Global, Inc.	122,780	50,362
Toronto-Dominion Bank	623,537	49,521
Nasdaq, Inc.	242,130	43,148
Truist Financial Corp.	620,942	35,207
Travelers Companies, Inc.	169,876	31,042
M&T Bank Corp.	173,204	29,358
Carlyle Group, Inc.	594,424	29,073
KeyCorp	1,295,547	28,994
Apollo Asset Management, Inc.	461,010	28,578
Bank of Nova Scotia	386,510	27,721
Aon PLC, Class A	76,913	25,045
Wells Fargo & Company	464,641	22,517
KKR & Co., Inc.	311,582	18,218
Fifth Third Bancorp	405,156	17,438
Morgan Stanley	176,240	15,403
Moody’s Corp.	35,711	12,049
Citigroup, Inc.	198,995	10,626
Everest Re Group, Ltd.	24,963	7,523
		1,770,646
Industrials 9.52%
Lockheed Martin Corp.	336,828	148,676
CSX Corp.	3,426,463	128,321
Northrop Grumman Corp.	272,571	121,899
L3Harris Technologies, Inc.	472,313	117,356
Caterpillar, Inc.	369,488	82,329
Norfolk Southern Corp.	269,160	76,770
Raytheon Technologies Corp.	674,620	66,834
United Parcel Service, Inc., Class B	273,473	58,649
Honeywell International, Inc.	263,513	51,274
PACCAR, Inc.	356,769	31,421
Waste Connections, Inc.	213,382	29,809
ABB, Ltd. (ADR)	870,996	28,168
Republic Services, Inc.	144,239	19,112
Rockwell Automation	37,903	10,614
Union Pacific Corp.	37,878	10,349
American Funds Insurance Series — Washington Mutual Investors Fund — Page 44 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
HEICO Corp.	59,743	$9,173
RELX PLC (ADR)	265,963	8,271
Johnson Controls International PLC	118,083	7,743
Air Lease Corp., Class A	168,866	7,540
Cummins, Inc.	28,452	5,836
BAE Systems PLC (ADR)	122,741	4,624
Carrier Global Corp.	66,482	3,049
		1,027,817
Communication services 6.93%
Comcast Corp., Class A	7,680,346	359,594
Alphabet, Inc., Class C1	41,703	116,476
Alphabet, Inc., Class A1	22,888	63,660
Verizon Communications, Inc.	1,479,306	75,356
Meta Platforms, Inc., Class A1	314,584	69,951
Activision Blizzard, Inc.	405,254	32,465
AT&T, Inc.	1,048,896	24,785
Electronic Arts, Inc.	40,638	5,141
		747,428
Energy 5.97%
Chevron Corp.	821,878	133,826
Baker Hughes Co., Class A	3,248,852	118,291
Pioneer Natural Resources Company	417,795	104,461
ConocoPhillips	793,107	79,311
EOG Resources, Inc.	658,476	78,510
Exxon Mobil Corp.	468,601	38,702
TC Energy Corp.	559,725	31,580
Coterra Energy, Inc.	1,033,866	27,883
Enbridge, Inc.	468,573	21,596
Valero Energy Corp.	100,709	10,226
		644,386
Consumer staples 5.81%
Archer Daniels Midland Company	1,320,590	119,197
Nestlé SA (ADR)	825,940	107,455
Keurig Dr Pepper, Inc.	1,931,850	73,217
Mondelez International, Inc.	887,379	55,710
Hormel Foods Corp.	647,977	33,397
Procter & Gamble Company	197,018	30,104
Kraft Heinz Company	734,448	28,930
Reckitt Benckiser Group PLC (ADR)[2]	1,857,346	28,677
Church & Dwight Co., Inc.	283,396	28,164
Conagra Brands, Inc.	820,325	27,538
Costco Wholesale Corp.	43,722	25,177
General Mills, Inc.	358,177	24,256
Unilever PLC (ADR)	332,606	15,157
Walgreens Boots Alliance, Inc.	329,211	14,739
Danone (ADR)	732,542	8,087
Kimberly-Clark Corp.	59,250	7,297
		627,102
American Funds Insurance Series — Washington Mutual Investors Fund — Page 45 of 251

unaudited
Common stocks (continued) Consumer discretionary 5.55%	Shares	Value (000)
Home Depot, Inc.	593,129	$177,541
General Motors Company[1]	2,448,200	107,084
Darden Restaurants, Inc.	499,116	66,357
VF Corp.	632,921	35,988
Dollar General Corp.	153,792	34,239
Wynn Resorts, Ltd.[1]	355,495	28,347
TJX Companies, Inc.	416,207	25,214
YUM! Brands, Inc.	154,456	18,308
Amazon.com, Inc.[1]	5,279	17,209
McDonald’s Corp.	67,468	16,684
Marriott International, Inc., Class A1	88,208	15,503
Royal Caribbean Cruises, Ltd.[1]	183,501	15,374
Chipotle Mexican Grill, Inc.[1]	9,575	15,148
NIKE, Inc., Class B	69,502	9,352
Target Corp.	35,823	7,602
Polaris, Inc.	57,873	6,095
Domino’s Pizza, Inc.	6,418	2,612
		598,657
Materials 3.19%
Dow, Inc.	1,282,034	81,691
LyondellBasell Industries NV	701,500	72,128
Rio Tinto PLC (ADR)[2]	668,353	53,736
Nucor Corp.	264,782	39,360
Linde PLC	117,054	37,390
Huntsman Corp.	457,586	17,164
Air Products and Chemicals, Inc.	68,020	16,999
Corteva, Inc.	197,582	11,357
Sherwin-Williams Company	36,847	9,198
Celanese Corp.	35,401	5,058
		344,081
Utilities 2.79%
Sempra Energy	432,384	72,692
Constellation Energy Corp.	880,518	49,529
Entergy Corp.	361,383	42,192
Exelon Corp.	666,501	31,746
CMS Energy Corp.	395,564	27,666
Evergy, Inc.	280,688	19,182
Public Service Enterprise Group, Inc.	246,410	17,249
Edison International	166,151	11,647
Dominion Energy, Inc.	130,766	11,111
NextEra Energy, Inc.	125,679	10,646
Xcel Energy, Inc.	110,238	7,956
		301,616
Real estate 2.00%
Digital Realty Trust, Inc. REIT	411,451	58,344
Regency Centers Corp. REIT	723,656	51,625
Alexandria Real Estate Equities, Inc. REIT	194,622	39,168
Mid-America Apartment Communities, Inc. REIT	142,808	29,911
Boston Properties, Inc. REIT	115,603	14,890
American Funds Insurance Series — Washington Mutual Investors Fund — Page 46 of 251

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Common stocks (continued) Real estate (continued)	Shares	Value (000)
Extra Space Storage, Inc. REIT	60,664	$12,472
American Tower Corp. REIT	36,378	9,139
		215,549
Total common stocks (cost: $7,859,033,000)		10,364,825
Convertible stocks 0.74% Information technology 0.40%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	22,140	43,464
Health care 0.20%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	6,821	10,772
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	197,800	10,448
		21,220
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	111,500	8,285
Utilities 0.06%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,823
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,151
		6,974
Total convertible stocks (cost: $69,226,000)		79,943
Short-term securities 3.40% Money market investments 3.06%
Capital Group Central Cash Fund 0.32%[3,4]	3,301,424	330,143
Money market investments purchased with collateral from securities on loan 0.34%
Capital Group Central Cash Fund 0.32%[3,4,5]	171,219	17,122
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[3,5]	3,956,126	3,956
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[3,5]	3,951,215	3,952
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[3,5]	3,951,215	3,951
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[3,5]	3,951,216	3,951
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[3,5]	3,951,216	3,951
		36,883
Total short-term securities (cost: $367,015,000)		367,026
Total investment securities 100.19% (cost: $8,295,274,000)		10,811,794
Other assets less liabilities (0.19)%		(20,971)
Net assets 100.00%		$10,790,823
American Funds Insurance Series — Washington Mutual Investors Fund — Page 47 of 251

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Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 3.22%
Money market investments 3.06%
Capital Group Central Cash Fund 0.32%[3]	$321,870	$498,044	$489,745	$5	$(31)	$330,143	$127
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 0.32%[3,5]	9,273	7,849[6]				17,122	—[7]
Total short-term securities						347,265
Total 3.22%				$5	$(31)	$347,265	$127
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $67,474,000, which represented .63% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 3/31/2022.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Washington Mutual Investors Fund — Page 48 of 251

Capital World Growth and Income Fund®
Investment portfolio
March 31, 2022
unaudited
Common stocks 94.84% Information technology 19.34%	Shares	Value (000)
Microsoft Corp.	245,718	$75,757
Broadcom, Inc.	110,220	69,403
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,090,800	63,901
ASML Holding NV1	44,855	29,918
Tokyo Electron, Ltd.[1]	54,800	28,138
Apple, Inc.	113,685	19,851
EPAM Systems, Inc.[2]	40,684	12,067
Accenture PLC, Class A	25,125	8,473
Micron Technology, Inc.	101,301	7,890
Keyence Corp.[1]	13,500	6,277
MediaTek, Inc.[1]	190,000	5,924
Capgemini SE1	24,000	5,339
Logitech International SA1	66,545	4,932
SK hynix, Inc.[1]	48,181	4,612
Delta Electronics, Inc.[1]	466,000	4,335
Applied Materials, Inc.	30,672	4,043
Fujitsu, Ltd.[1]	25,700	3,831
Hexagon AB, Class B1	269,199	3,777
Mastercard, Inc., Class A	10,236	3,658
Snowflake, Inc., Class A2	15,387	3,526
Ceridian HCM Holding, Inc.[2]	38,497	2,632
OBIC Co., Ltd.[1]	15,800	2,367
Advanced Micro Devices, Inc.[2]	20,766	2,271
DocuSign, Inc.[2]	20,100	2,153
PagSeguro Digital, Ltd., Class A2	97,828	1,961
Worldline SA, non-registered shares[1,2]	43,930	1,905
ServiceNow, Inc.[2]	3,204	1,784
TE Connectivity, Ltd.	13,056	1,710
NortonLifeLock, Inc.	64,211	1,703
GlobalWafers Co., Ltd.[1]	71,000	1,650
RingCentral, Inc., Class A2	12,764	1,496
Samsung Electronics Co., Ltd.[1]	25,070	1,432
Nomura Research Institute, Ltd.[1]	28,600	935
SS&C Technologies Holdings, Inc.	10,174	763
Intel Corp.	13,710	679
Atlassian Corp. PLC, Class A2	2,187	643
Adobe, Inc.[2]	1,087	495
Shopify, Inc., Class A, subordinate voting shares[2]	262	177
Zscaler, Inc.[2]	724	175
		392,583
Financials 15.06%
Zurich Insurance Group AG1	44,187	21,785
Kotak Mahindra Bank, Ltd.[1]	882,844	20,301
Toronto-Dominion Bank (CAD denominated)	253,863	20,142
CME Group, Inc., Class A	67,034	15,945
American Funds Insurance Series — Capital World Growth and Income Fund — Page 49 of 251

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Common stocks (continued) Financials (continued)	Shares	Value (000)
AIA Group, Ltd.[1]	1,320,999	$13,830
JPMorgan Chase & Co.	92,289	12,581
B3 SA-Brasil, Bolsa, Balcao	3,751,720	12,380
ING Groep NV1	1,114,963	11,652
DNB Bank ASA[1]	414,923	9,394
HDFC Bank, Ltd.[1]	433,118	8,360
HDFC Bank, Ltd. (ADR)	15,384	943
Wells Fargo & Company	188,424	9,131
KBC Groep NV1	124,427	8,949
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,043,500	7,362
Ping An Insurance (Group) Company of China, Ltd., Class A1	5,900	45
PNC Financial Services Group, Inc.	39,409	7,269
Nasdaq, Inc.	40,446	7,207
Blackstone, Inc., nonvoting shares	55,658	7,065
Intercontinental Exchange, Inc.	49,863	6,588
Macquarie Group, Ltd.[1]	39,638	5,963
Aon PLC, Class A	15,986	5,206
Chubb, Ltd.	23,878	5,108
HDFC Life Insurance Company, Ltd.[1]	706,610	4,996
Discover Financial Services	44,792	4,936
American International Group, Inc.	77,316	4,853
Banco Santander, SA1	1,217,750	4,132
Tradeweb Markets, Inc., Class A	45,292	3,980
S&P Global, Inc.	9,701	3,979
Lufax Holding, Ltd. (ADR)[2]	691,525	3,852
Hong Kong Exchanges and Clearing, Ltd.[1]	78,100	3,681
Deutsche Bank AG1,2	281,806	3,598
China Merchants Bank Co., Ltd., Class H1	424,500	3,318
Citigroup, Inc.	61,285	3,273
Bank of America Corp.	70,747	2,916
Berkshire Hathaway, Inc., Class B2	8,092	2,856
Legal & General Group PLC[1]	644,377	2,285
DBS Group Holdings, Ltd.[1]	86,800	2,282
Moody’s Corp.	6,762	2,282
Morgan Stanley	25,622	2,239
BNP Paribas SA1	35,963	2,048
FinecoBank SpA[1]	134,386	2,041
Power Corporation of Canada, subordinate voting shares	65,604	2,031
Apollo Asset Management, Inc.	32,705	2,027
Fifth Third Bancorp	47,072	2,026
Charles Schwab Corp.	23,604	1,990
AXA SA1	64,998	1,898
St. James’s Place PLC[1]	100,079	1,887
China Pacific Insurance (Group) Co., Ltd., Class H1	758,000	1,841
Blue Owl Capital, Inc., Class A	134,095	1,700
Bajaj Finance, Ltd.[1]	15,050	1,431
National Bank of Canada	17,760	1,361
Marsh & McLennan Companies, Inc.	7,876	1,342
Tryg A/S1	50,697	1,229
Aegon NV1	204,110	1,077
Postal Savings Bank of China Co., Ltd., Class H1	1,177,000	950
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,400	764
MSCI, Inc.	1,425	717
American Funds Insurance Series — Capital World Growth and Income Fund — Page 50 of 251

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Swedbank AB, Class A1	47,642	$711
Sberbank of Russia PJSC (ADR)[1,3]	799,238	—[4]
		305,735
Health care 11.36%
UnitedHealth Group, Inc.	67,290	34,316
Abbott Laboratories	263,153	31,147
Thermo Fisher Scientific, Inc.	23,461	13,857
Amgen, Inc.	50,585	12,232
Novartis AG1	125,538	11,010
Eli Lilly and Company	34,913	9,998
Stryker Corp.	35,986	9,621
Centene Corp.[2]	111,742	9,408
AstraZeneca PLC[1]	64,785	8,591
Gilead Sciences, Inc.	136,770	8,131
Daiichi Sankyo Company, Ltd.[1]	355,400	7,797
PerkinElmer, Inc.	41,942	7,317
Pfizer, Inc.	130,950	6,779
Sanofi[1]	65,108	6,640
Siemens Healthineers AG1	86,176	5,344
Medtronic PLC	39,697	4,404
Olympus Corp.[1]	222,400	4,225
Coloplast A/S, Class B1	22,893	3,467
Insulet Corp.[2]	9,898	2,637
Carl Zeiss Meditec AG, non-registered shares[1]	15,068	2,443
DexCom, Inc.[2]	4,745	2,427
Guardant Health, Inc.[2]	33,985	2,251
Intuitive Surgical, Inc.[2]	7,373	2,224
Zoetis, Inc., Class A	11,722	2,211
Chugai Pharmaceutical Co., Ltd.[1]	60,300	2,017
Rede D’Or Sao Luiz SA	187,272	1,963
Baxter International, Inc.	25,221	1,956
Alcon, Inc.[1]	22,793	1,800
Cigna Corp.	6,888	1,650
Bayer AG1	22,710	1,554
Illumina, Inc.[2]	4,341	1,517
Vertex Pharmaceuticals, Inc.[2]	5,758	1,503
Merck KGaA[1]	7,118	1,491
Novo Nordisk A/S, Class B1	13,242	1,466
Edwards Lifesciences Corp.[2]	11,385	1,340
GlaxoSmithKline PLC[1]	37,032	799
CSL, Ltd.[1]	3,313	658
M3, Inc.[1]	17,700	641
ResMed, Inc.	2,139	519
Agilon Health, Inc.[2,5]	19,961	506
Molina Healthcare, Inc.[2]	1,089	363
CVS Health Corp.	3,377	342
		230,562
Industrials 10.11%
General Electric Co.	237,929	21,771
Airbus SE, non-registered shares[1,2]	168,544	20,373
Carrier Global Corp.	276,469	12,682
CSX Corp.	325,934	12,206
Lockheed Martin Corp.	26,362	11,636
American Funds Insurance Series — Capital World Growth and Income Fund — Page 51 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Raytheon Technologies Corp.	96,039	$9,515
Deere & Company	22,497	9,347
Safran SA1	69,670	8,188
BAE Systems PLC[1]	852,833	8,039
Caterpillar, Inc.	25,540	5,691
LIXIL Corp.[1]	298,400	5,553
L3Harris Technologies, Inc.	22,118	5,496
Recruit Holdings Co., Ltd.[1]	110,000	4,815
VINCI SA1	46,353	4,739
Compagnie de Saint-Gobain SA, non-registered shares[1]	74,197	4,415
RELX PLC[1]	120,742	3,761
RELX PLC (ADR)	15,132	470
Melrose Industries PLC[1]	2,522,211	4,083
TransDigm Group, Inc.[2]	6,239	4,065
Johnson Controls International PLC	55,955	3,669
Bureau Veritas SA1	119,984	3,427
Brenntag SE1	36,308	2,936
Schneider Electric SE1,2	17,465	2,916
ManpowerGroup, Inc.	29,825	2,801
Bunzl PLC[1]	71,427	2,777
Canadian Pacific Railway, Ltd.	33,580	2,772
Eiffage SA1	23,534	2,412
ASSA ABLOY AB, Class B1	80,154	2,161
BayCurrent Consulting, Inc.[1]	5,700	2,067
Daikin Industries, Ltd.[1]	11,200	2,039
Nidec Corp.[1]	21,900	1,735
Ryanair Holdings PLC (ADR)[2]	18,913	1,648
SMC Corp.[1]	2,900	1,620
ACS Actividades de Construcción y Servicios SA1,2	58,645	1,576
Ritchie Bros. Auctioneers, Inc.	26,122	1,543
Rockwell Automation	5,363	1,502
Adecco Group AG1	30,464	1,379
Siemens AG1	8,824	1,223
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	439,500	1,144
AB Volvo, Class B1	59,393	1,108
Atlas Copco AB, Class B1	22,921	1,039
Thales SA1,2	7,967	1,006
Interpump Group SpA[1]	16,870	848
International Consolidated Airlines Group SA (CDI)[1,2]	188,525	348
Honeywell International, Inc.	1,774	345
Otis Worldwide Corp.	4,082	314
		205,200
Consumer discretionary 9.39%
LVMH Moët Hennessy-Louis Vuitton SE1	39,294	27,980
Amazon.com, Inc.[2]	7,450	24,287
Home Depot, Inc.	68,918	20,629
General Motors Company[2]	398,911	17,448
Stellantis NV1	485,360	7,861
Marriott International, Inc., Class A2	39,458	6,935
Sony Group Corp.[1]	65,300	6,740
Flutter Entertainment PLC[1,2]	57,549	6,601
Booking Holdings, Inc.[2]	2,754	6,468
Rivian Automotive, Inc., Class A2,5	106,841	5,368
Rivian Automotive, Inc., Class A1,2,6	11,071	517
American Funds Insurance Series — Capital World Growth and Income Fund — Page 52 of 251

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Midea Group Co., Ltd., Class A1	608,197	$5,440
Restaurant Brands International, Inc. (CAD denominated)	76,556	4,473
Restaurant Brands International, Inc.	12,226	714
Shimano, Inc.[1]	19,700	4,506
MercadoLibre, Inc.[2]	3,207	3,815
Cie. Financière Richemont SA, Class A1	27,346	3,469
Chipotle Mexican Grill, Inc.[2]	1,770	2,800
Astra International Tbk PT1	5,951,200	2,719
Evolution AB1	26,108	2,664
Moncler SpA[1]	44,828	2,496
NIKE, Inc., Class B	18,444	2,482
EssilorLuxottica[1]	12,594	2,299
Sands China, Ltd.[1,2]	916,400	2,199
Pan Pacific International Holdings Corp.[1]	124,500	1,997
Darden Restaurants, Inc.	14,188	1,886
Taylor Wimpey PLC[1]	922,804	1,575
Target Corp.	7,314	1,552
Kindred Group PLC (SDR)[1]	136,247	1,487
Royal Caribbean Cruises, Ltd.[2]	17,616	1,476
Shenzhou International Group Holdings, Ltd.[1,2]	91,800	1,224
Tesla, Inc.[2]	1,108	1,194
Industria de Diseño Textil, SA1	53,238	1,158
Wayfair, Inc., Class A2,5	8,234	912
Kering SA1	1,328	839
Prosus NV, Class N1	15,265	808
InterContinental Hotels Group PLC[1]	10,909	739
Wynn Macau, Ltd.[1,2]	942,000	683
Dollar Tree Stores, Inc.[2]	2,623	420
Naspers, Ltd., Class N1	3,590	406
Entain PLC[1,2]	17,337	372
Airbnb, Inc., Class A2	2,134	366
Cazoo Group, Ltd., Class A2	117,813	325
JD.com, Inc., Class A1,2	6,747	198
Aptiv PLC[2]	1,567	188
		190,715
Consumer staples 7.51%
Philip Morris International, Inc.	259,803	24,406
Nestlé SA1	129,175	16,770
Keurig Dr Pepper, Inc.	408,711	15,490
British American Tobacco PLC[1]	293,032	12,256
British American Tobacco PLC (ADR)	9,738	411
Ocado Group PLC[1,2]	755,168	11,543
Kroger Co.	177,618	10,190
Kweichow Moutai Co., Ltd., Class A1	31,600	8,525
Swedish Match AB1	1,041,455	7,834
Altria Group, Inc.	127,494	6,661
Bunge, Ltd.	51,793	5,739
Heineken NV1	50,356	4,801
Imperial Brands PLC[1]	195,658	4,120
Danone SA1	70,448	3,881
Constellation Brands, Inc., Class A	16,686	3,843
Treasury Wine Estates, Ltd.[1]	408,952	3,503
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	527,800	3,065
Arca Continental, SAB de CV	440,180	2,993
American Funds Insurance Series — Capital World Growth and Income Fund — Page 53 of 251

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
ITC, Ltd.[1]	614,263	$2,024
Mondelez International, Inc.	31,409	1,972
Ajinomoto Co., Inc.[1]	55,600	1,579
Seven & i Holdings Co., Ltd.[1,2]	18,352	873
		152,479
Materials 6.79%
Vale SA, ordinary nominative shares	1,657,112	33,274
Vale SA, ordinary nominative shares (ADR)	958,328	19,157
Rio Tinto PLC[1]	253,396	20,101
Fortescue Metals Group, Ltd.[1]	1,140,730	17,506
Freeport-McMoRan, Inc.	188,645	9,383
Linde PLC	20,396	6,515
BHP Group, Ltd. (CDI)[1]	139,380	5,344
Barrick Gold Corp. (CAD denominated)	125,665	3,082
Barrick Gold Corp.	89,841	2,204
Air Liquide SA, non-registered shares[1]	15,647	2,737
Dow, Inc.	42,042	2,679
Albemarle Corp.	11,581	2,561
HeidelbergCement AG1	43,801	2,505
Akzo Nobel NV1	22,608	1,942
Amcor PLC (CDI)[1]	156,690	1,783
Shin-Etsu Chemical Co., Ltd.[1]	11,500	1,753
CRH PLC[1]	43,027	1,723
Lynas Rare Earths, Ltd.[1,2]	150,119	1,190
Koninklijke DSM NV1	6,143	1,098
Evonik Industries AG1	26,631	740
Anglo American Platinum, Ltd.[1]	4,725	649
		137,926
Communication services 6.05%
Alphabet, Inc., Class C2	12,386	34,594
Alphabet, Inc., Class A2	6,099	16,963
Comcast Corp., Class A	340,769	15,955
Netflix, Inc.[2]	42,539	15,935
Meta Platforms, Inc., Class A2	49,660	11,042
SoftBank Corp.[1]	554,485	6,481
NetEase, Inc.[1]	354,100	6,384
Universal Music Group NV1	141,892	3,767
Bharti Airtel, Ltd.[1,2]	196,254	1,946
Bharti Airtel, Ltd., interim shares[1,2]	13,994	73
Omnicom Group, Inc.	22,926	1,946
Sea, Ltd., Class A (ADR)[2]	14,820	1,775
Tencent Holdings, Ltd.[1]	37,100	1,750
Take-Two Interactive Software, Inc.[2]	11,028	1,696
ITV PLC[1,2]	1,034,699	1,108
Singapore Telecommunications, Ltd.[1]	468,700	910
SoftBank Group Corp.[1]	9,100	409
Yandex NV, Class A1,2,3	151,598	—[4]
		122,734
Energy 5.06%
Canadian Natural Resources, Ltd.	468,715	29,023
EOG Resources, Inc.	96,877	11,551
Baker Hughes Co., Class A	296,252	10,787
American Funds Insurance Series — Capital World Growth and Income Fund — Page 54 of 251

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
TotalEnergies SE1	148,752	$7,548
TC Energy Corp. (CAD denominated)	102,891	5,803
Reliance Industries, Ltd.[1]	146,632	5,075
ConocoPhillips	50,514	5,051
BP PLC[1]	955,798	4,671
Shell PLC (GBP denominated)[1]	155,742	4,274
Cameco Corp.	130,518	3,801
Halliburton Company	91,889	3,480
Var Energi AS1,2	756,669	3,171
Suncor Energy, Inc.	81,393	2,650
Tourmaline Oil Corp.	50,198	2,313
Lundin Energy AB1	46,204	1,959
Coterra Energy, Inc.	59,788	1,612
Gazprom PJSC (ADR)[1,3]	1,124,152	—[4]
		102,769
Utilities 2.47%
National Grid PLC[1]	539,305	8,284
DTE Energy Company	52,034	6,879
E.ON SE1	488,830	5,685
Iberdrola SA, non-registered shares[1,2]	495,884	5,397
China Resources Gas Group, Ltd.[1]	962,532	4,071
Engie SA1	238,699	3,129
Engie SA, bonus shares[1,2]	41,586	545
Edison International	52,257	3,663
Enel SpA[1]	481,112	3,213
PG&E Corp.[2]	247,592	2,956
Power Grid Corporation of India, Ltd.[1]	681,829	1,945
Endesa, SA1	71,889	1,569
NextEra Energy, Inc.	17,568	1,488
AES Corp.	47,865	1,232
		50,056
Real estate 1.70%
Crown Castle International Corp. REIT	49,605	9,157
Longfor Group Holdings, Ltd.[1]	1,548,500	7,902
VICI Properties, Inc. REIT	151,366	4,308
American Tower Corp. REIT	12,870	3,233
Boston Properties, Inc. REIT	18,846	2,427
Country Garden Services Holdings Co., Ltd.[1]	456,968	1,942
China Resources Mixc Lifestyle Services, Ltd.[1]	344,000	1,692
Equinix, Inc. REIT	2,143	1,589
Americold Realty Trust REIT	27,556	768
Sun Hung Kai Properties, Ltd.[1]	63,000	751
Iron Mountain, Inc. REIT	11,618	644
		34,413
Total common stocks (cost: $1,476,772,000)		1,925,172
Preferred securities 0.52% Consumer discretionary 0.42%
Volkswagen AG, nonvoting preferred shares[1]	49,095	8,489
American Funds Insurance Series — Capital World Growth and Income Fund — Page 55 of 251

unaudited
Preferred securities (continued) Information technology 0.04%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	18,006	$931
Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	62,779	744
Financials 0.02%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2,5]	61,516	191
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	58,870	189
		380
Total preferred securities (cost: $14,728,000)		10,544
Convertible stocks 0.15% Information technology 0.15%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	3,074
Total convertible stocks (cost: $2,438,000)		3,074
Convertible bonds & notes 0.12% Communication services 0.12%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 2025	$ 1,500	2,383
Total convertible bonds & notes (cost: $3,840,000)		2,383
Bonds, notes & other debt instruments 0.30% Corporate bonds, notes & loans 0.25% Health care 0.13%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,642
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	998
		2,640
Energy 0.05%
TransCanada PipeLines, Ltd. 5.10% 2049	800	936
Consumer discretionary 0.04%
General Motors Company 5.40% 2023	300	310
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	477	525
		835
Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[7]	709	594
Total corporate bonds, notes & loans		5,005
Bonds & notes of governments & government agencies outside the U.S. 0.05%
United Mexican States, Series M, 8.00% 2023	MXN20,000	999
Total bonds, notes & other debt instruments (cost: $6,220,000)		6,004
American Funds Insurance Series — Capital World Growth and Income Fund — Page 56 of 251

unaudited
Short-term securities 3.96% Money market investments 3.68%	Shares	Value (000)
Capital Group Central Cash Fund 0.32%[8,9]	748,037	$74,804
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 0.32%[8,9,10]	26,441	2,644
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[8,10]	610,175	611
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[8,10]	610,933	611
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[8,10]	610,175	610
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[8,10]	610,175	610
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[8,10]	610,175	610
		5,696
Total short-term securities (cost: $80,499,000)		80,500
Total investment securities 99.89% (cost: $1,584,497,000)		2,027,677
Other assets less liabilities 0.11%		2,261
Net assets 100.00%		$2,029,938
Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 3.81%
Money market investments 3.68%
Capital Group Central Cash Fund 0.32%[8]	$12,989	$178,667	$116,846	$(6)	$—[4]	$74,804	$28
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 0.32%[8,10]	293	2,351[11]				2,644	—[12]
Total short-term securities						77,448
Total 3.81%				$(6)	$—[4]	$77,448	$28
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $806,626,000, which represented 39.74% of the net assets of the fund. This amount includes $805,564,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $6,189,000, which represented .30% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,042,000, which represented .05% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 3/31/2022.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Insurance Series — Capital World Growth and Income Fund — Page 57 of 251

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Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
MXN = Mexican pesos
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Capital World Growth and Income Fund — Page 58 of 251

Growth-Income Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 93.87% Information technology 22.61%	Shares	Value (000)
Microsoft Corp.	8,179,780	$2,521,908
Broadcom, Inc.	2,272,001	1,430,634
Mastercard, Inc., Class A	1,640,952	586,443
Apple, Inc.	3,227,200	563,501
Visa, Inc., Class A	1,567,091	347,534
ASML Holding NV1	290,068	193,475
ASML Holding NV (New York registered) (ADR)	137,293	91,702
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	13,692,000	283,074
Accenture PLC, Class A	772,658	260,563
Cognizant Technology Solutions Corp., Class A	2,583,400	231,654
Automatic Data Processing, Inc.	845,000	192,271
Applied Materials, Inc.	1,300,400	171,393
Concentrix Corp.	904,367	150,631
Global Payments, Inc.	973,628	133,231
Fidelity National Information Services, Inc.	1,268,981	127,431
GoDaddy, Inc., Class A2	1,402,444	117,385
ServiceNow, Inc.[2]	194,626	108,385
FleetCor Technologies, Inc.[2]	420,507	104,731
Intel Corp.	2,049,684	101,582
QUALCOMM, Inc.	656,911	100,389
Euronet Worldwide, Inc.[2]	763,602	99,383
KLA Corp.	271,000	99,202
Micron Technology, Inc.	1,140,549	88,837
Analog Devices, Inc.	519,402	85,795
MKS Instruments, Inc.	481,000	72,150
Adobe, Inc.[2]	143,116	65,207
Texas Instruments, Inc.	308,278	56,563
Datadog, Inc., Class A2	365,800	55,408
Fiserv, Inc.[2]	536,700	54,421
Snowflake, Inc., Class A2	225,042	51,564
TELUS International (Cda), Inc., subordinate voting shares[2]	1,879,800	46,450
Atlassian Corp. PLC, Class A2	141,050	41,445
Block, Inc., Class A2	301,422	40,873
Shopify, Inc., Class A, subordinate voting shares[2]	60,000	40,558
Trimble, Inc.[2]	443,800	32,016
Dye & Durham, Ltd.	1,322,100	27,169
Lam Research Corp.	50,039	26,901
Ceridian HCM Holding, Inc.[2]	350,352	23,950
Paychex, Inc.	127,131	17,350
VeriSign, Inc.[2]	61,000	13,570
		8,856,729
Communication services 11.58%
Alphabet, Inc., Class C2	334,267	933,604
Alphabet, Inc., Class A2	326,843	909,065
Netflix, Inc.[2]	2,120,553	794,338
American Funds Insurance Series — Growth-Income Fund — Page 59 of 251

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Common stocks (continued) Communication services (continued)	Shares	Value (000)
Meta Platforms, Inc., Class A2	3,541,697	$787,532
Comcast Corp., Class A	13,745,788	643,578
Charter Communications, Inc., Class A2	429,912	234,525
Electronic Arts, Inc.	1,168,000	147,764
Tencent Holdings, Ltd.[1]	1,782,100	84,071
		4,534,477
Industrials 11.56%
Raytheon Technologies Corp.	6,307,079	624,842
General Electric Co.	4,802,742	439,451
Carrier Global Corp.	6,905,267	316,745
Northrop Grumman Corp.	666,701	298,162
TFI International, Inc.	2,669,105	284,286
Woodward, Inc.	2,204,500	275,364
Waste Connections, Inc.	1,469,593	205,302
General Dynamics Corp.	848,975	204,756
TransDigm Group, Inc.[2]	302,520	197,104
Airbus SE, non-registered shares[1,2]	1,617,590	195,524
L3Harris Technologies, Inc.	607,462	150,936
Norfolk Southern Corp.	482,759	137,693
BWX Technologies, Inc.	2,159,505	116,311
Old Dominion Freight Line, Inc.	350,000	104,538
Lockheed Martin Corp.	230,000	101,522
Waste Management, Inc.	625,300	99,110
Air Lease Corp., Class A	2,097,300	93,644
ITT, Inc.	1,244,379	93,590
United Rentals, Inc.[2]	256,000	90,934
Equifax, Inc.	354,108	83,959
Honeywell International, Inc.	409,067	79,596
United Airlines Holdings, Inc.[2]	1,458,574	67,619
Fortive Corp.	1,085,000	66,109
CSX Corp.	1,728,000	64,714
Safran SA1	539,713	63,433
Otis Worldwide Corp.	268,100	20,630
Cummins, Inc.	100,000	20,511
Union Pacific Corp.	73,280	20,021
Montana Aerospace AG1,2	658,516	11,544
		4,527,950
Health care 11.55%
UnitedHealth Group, Inc.	2,464,951	1,257,051
Abbott Laboratories	6,326,997	748,863
Novo Nordisk A/S, Class B1	2,410,449	266,949
AbbVie, Inc.	1,449,827	235,032
Humana, Inc.	535,731	233,134
Anthem, Inc.	465,299	228,564
AstraZeneca PLC[1]	1,209,323	160,370
AstraZeneca PLC (ADR)	721,200	47,844
Thermo Fisher Scientific, Inc.	336,353	198,667
Amgen, Inc.	578,000	139,772
GlaxoSmithKline PLC[1]	6,402,300	138,059
PerkinElmer, Inc.	769,600	134,264
Eli Lilly and Company	367,308	105,186
Pfizer, Inc.	1,910,169	98,890
Bristol-Myers Squibb Company	1,319,278	96,347
American Funds Insurance Series — Growth-Income Fund — Page 60 of 251

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Medtronic PLC	764,000	$84,766
Seagen, Inc.[2]	432,135	62,249
Royalty Pharma PLC, Class A	1,170,161	45,590
Stryker Corp.	148,897	39,808
Edwards Lifesciences Corp.[2]	317,059	37,324
Roche Holding AG, nonvoting non-registered shares[1]	85,502	33,814
Horizon Therapeutics PLC[2]	318,690	33,529
AmerisourceBergen Corp.	192,000	29,704
Zimmer Biomet Holdings, Inc.	171,174	21,893
NovoCure, Ltd.[2]	193,600	16,040
Gilead Sciences, Inc.	258,408	15,362
Guardant Health, Inc.[2]	146,925	9,732
Vir Biotechnology, Inc.[2]	258,400	6,646
		4,525,449
Financials 9.85%
JPMorgan Chase & Co.	5,116,335	697,459
Marsh & McLennan Companies, Inc.	1,709,201	291,282
Chubb, Ltd.	1,218,926	260,728
PNC Financial Services Group, Inc.	1,341,714	247,479
BlackRock, Inc.	280,258	214,165
Aon PLC, Class A	527,512	171,774
Bank of America Corp.	3,832,932	157,993
Arthur J. Gallagher & Co.	849,650	148,349
Intercontinental Exchange, Inc.	1,104,797	145,966
Charles Schwab Corp.	1,682,673	141,866
B3 SA-Brasil, Bolsa, Balcao	39,829,500	131,425
American International Group, Inc.	2,047,230	128,505
Discover Financial Services	1,019,080	112,292
Moody’s Corp.	327,321	110,441
KeyCorp	4,886,953	109,370
Morgan Stanley	1,187,297	103,770
Webster Financial Corp.	1,701,139	95,468
State Street Corp.	1,077,260	93,851
S&P Global, Inc.	228,138	93,578
Nasdaq, Inc.	499,700	89,047
Power Corporation of Canada, subordinate voting shares	2,293,100	70,986
Berkshire Hathaway, Inc., Class B2	150,000	52,936
Signature Bank	139,521	40,948
TPG, Inc., Class A2,3	1,347,552	40,615
Citizens Financial Group, Inc.	728,750	33,034
Truist Financial Corp.	493,672	27,991
MSCI, Inc.	38,400	19,311
CME Group, Inc., Class A	64,000	15,223
Principal Financial Group, Inc.	140,880	10,342
Blue Owl Capital, Inc., Class A	150,965	1,914
		3,858,108
Consumer discretionary 9.50%
Amazon.com, Inc.[2]	466,349	1,520,274
General Motors Company[2]	8,736,000	382,113
Royal Caribbean Cruises, Ltd.[2]	2,814,603	235,807
Dollar Tree Stores, Inc.[2]	1,325,018	212,202
Hilton Worldwide Holdings, Inc.[2]	1,337,320	202,925
Home Depot, Inc.	658,461	197,097
American Funds Insurance Series — Growth-Income Fund — Page 61 of 251

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wyndham Hotels & Resorts, Inc.	1,842,940	$156,079
Chipotle Mexican Grill, Inc.[2]	53,110	84,022
Dollar General Corp.	368,755	82,096
Lear Corp.	569,068	81,143
Rivian Automotive, Inc., Class A2,3	1,267,359	63,672
Rivian Automotive, Inc., Class A1,2,4	199,291	9,312
MercadoLibre, Inc.[2]	59,300	70,536
Ford Motor Co.	3,848,000	65,070
Kering SA1	101,695	64,240
Aptiv PLC[2]	427,399	51,164
Starbucks Corp.	524,000	47,668
McDonald’s Corp.	186,000	45,994
Darden Restaurants, Inc.	296,000	39,353
VF Corp.	555,000	31,557
CarMax, Inc.[2]	300,000	28,944
NVR, Inc.[2]	5,298	23,668
YUM! Brands, Inc.	196,630	23,307
JD.com, Inc., Class A1,2	61,690	1,807
		3,720,050
Energy 4.89%
Canadian Natural Resources, Ltd.	7,948,000	492,145
Chevron Corp.	2,363,300	384,816
ConocoPhillips	3,285,783	328,578
Baker Hughes Co., Class A	7,686,224	279,856
EOG Resources, Inc.	1,369,000	163,226
TC Energy Corp. (CAD denominated)	1,821,019	102,708
Equitrans Midstream Corp.	10,215,807	86,221
Suncor Energy, Inc.	1,451,133	47,243
Halliburton Company	738,400	27,963
Weatherford International[2]	128,424	4,277
		1,917,033
Consumer staples 4.14%
Philip Morris International, Inc.	6,544,826	614,821
British American Tobacco PLC[1]	8,050,681	336,731
Keurig Dr Pepper, Inc.	5,314,367	201,415
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	86,492
Nestlé SA1	621,589	80,695
Anheuser-Busch InBev SA/NV1	1,339,531	80,344
General Mills, Inc.	968,800	65,607
Mondelez International, Inc.	945,300	59,346
Church & Dwight Co., Inc.	355,345	35,314
Kraft Heinz Company	567,200	22,342
Constellation Brands, Inc., Class A	91,971	21,183
Archer Daniels Midland Company	212,500	19,180
		1,623,470
Materials 3.21%
Linde PLC	1,000,332	319,536
Vale SA, ordinary nominative shares (ADR)	10,287,880	205,655
Vale SA, ordinary nominative shares	3,404,848	68,368
LyondellBasell Industries NV	1,735,980	178,494
Celanese Corp.	1,189,474	169,940
Freeport-McMoRan, Inc.	2,382,960	118,528
American Funds Insurance Series — Growth-Income Fund — Page 62 of 251

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sherwin-Williams Company	243,181	$60,703
Barrick Gold Corp.	2,373,000	58,210
Allegheny Technologies, Inc.[2]	1,769,447	47,492
International Flavors & Fragrances, Inc.	240,001	31,519
		1,258,445
Utilities 2.84%
PG&E Corp.[2]	15,950,428	190,448
Edison International	2,064,400	144,714
Enel SpA[1]	18,469,069	123,337
AES Corp.	4,575,707	117,733
Entergy Corp.	883,500	103,149
Sempra Energy	540,000	90,785
CenterPoint Energy, Inc.	2,840,104	87,021
Constellation Energy Corp.	1,414,838	79,585
CMS Energy Corp.	918,200	64,219
DTE Energy Company	401,000	53,016
Exelon Corp.	643,766	30,663
Evergy, Inc.	418,980	28,633
		1,113,303
Real estate 2.14%
Equinix, Inc. REIT	418,598	310,441
VICI Properties, Inc. REIT	6,793,550	193,344
Crown Castle International Corp. REIT	864,782	159,639
MGM Growth Properties LLC REIT, Class A	3,912,000	151,394
Digital Realty Trust, Inc. REIT	160,000	22,688
		837,506
Total common stocks (cost: $21,046,775,000)		36,772,520
Convertible stocks 1.25% Information technology 0.51%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	201,779
Health care 0.50%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	123,957	195,758
Consumer discretionary 0.13%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	379,775	51,828
Financials 0.10%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	527,700	39,213
Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[3]	35,448	3,116
Total convertible stocks (cost: $372,605,000)		491,694
American Funds Insurance Series — Growth-Income Fund — Page 63 of 251

unaudited
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Industrials 0.01%	Principal amount (000)	Value (000)
Boeing Company 4.875% 2025	$ 4,706	$4,859
Consumer discretionary 0.01%
General Motors Financial Co. 4.30% 2025	160	163
General Motors Financial Co. 5.25% 2026	827	867
		1,030
Energy 0.00%
Weatherford International, Ltd. 11.00% 2024[4]	637	660
Total corporate bonds, notes & loans		6,549
Total bonds, notes & other debt instruments (cost: $6,218,000)		6,549
Short-term securities 5.05% Money market investments 4.85%	Shares
Capital Group Central Cash Fund 0.32%[5,6]	19,023,486	1,902,348
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 0.32%[5,6,7]	357,409	35,741
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[5,7]	8,258,149	8,258
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[5,7]	8,247,898	8,248
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[5,7]	8,247,898	8,248
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[5,7]	8,247,899	8,248
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[5,7]	8,247,899	8,248
		76,991
Total short-term securities (cost: $1,979,240,000)		1,979,339
Total investment securities 100.19% (cost: $23,404,838,000)		39,250,102
Other assets less liabilities (0.19)%		(75,900)
Net assets 100.00%		$39,174,202
Investments in affiliates6

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 4.94%
Money market investments 4.85%
Capital Group Central Cash Fund 0.32%[5]	$1,220,761	$2,230,762	$1,549,087	$10	$(98)	$1,902,348	$650
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.32%[5,7]	39,148		3,407[8]			35,741	—[9]
Total short-term securities						1,938,089
Total 4.94%				$10	$(98)	$1,938,089	$650
American Funds Insurance Series — Growth-Income Fund — Page 64 of 251

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,126,779,000, which represented 5.43% of the net assets of the fund. This amount includes $2,117,467,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $83,671,000, which represented .21% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,972,000, which represented .03% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2022.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 65 of 251

International Growth and Income Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 88.89% Financials 16.52%	Shares	Value (000)
AXA SA1	166,388	$4,859
Ping An Insurance (Group) Company of China, Ltd., Class H1	616,000	4,346
HDFC Bank, Ltd.[1]	181,468	3,502
Toronto-Dominion Bank (CAD denominated)[2]	42,286	3,355
AIA Group, Ltd.[1]	302,800	3,170
Hong Kong Exchanges and Clearing, Ltd.[1]	41,100	1,937
Euronext NV1	19,410	1,763
DBS Group Holdings, Ltd.[1]	66,795	1,756
Société Générale[1]	64,176	1,717
DNB Bank ASA[1]	71,801	1,626
Zurich Insurance Group AG1	3,148	1,552
B3 SA-Brasil, Bolsa, Balcao	455,023	1,501
KBC Groep NV1	20,471	1,472
Aon PLC, Class A	4,099	1,335
CaixaBank, SA1,3	387,674	1,307
London Stock Exchange Group PLC[1]	11,789	1,232
HDFC Life Insurance Company, Ltd.[1]	148,904	1,053
UBS Group AG1	52,319	1,022
Banco Santander, SA1	289,389	982
Macquarie Group, Ltd.[1]	6,479	975
UniCredit SpA[1]	83,692	904
Skandinaviska Enskilda Banken AB, Class A1,2	82,184	890
Prudential PLC[1]	53,978	797
Bank of Nova Scotia (CAD denominated)	10,923	783
China Merchants Bank Co., Ltd., Class H1	99,000	774
EQT AB1	19,164	750
Brookfield Asset Management, Inc., Class A (CAD denominated)	12,953	732
Banco Bilbao Vizcaya Argentaria, SA1	124,843	714
Resona Holdings, Inc.[1]	161,600	692
Discovery, Ltd.[1,3]	54,745	680
Fairfax Financial Holdings, Ltd., subordinate voting shares[2]	1,154	630
Banca Generali SpA[1]	16,871	625
Canadian Imperial Bank of Commerce	5,136	623
Islandsbanki hf.[1,3]	584,577	577
Partners Group Holding AG1	437	543
FinecoBank SpA[1]	33,636	511
Investor AB, Class B1	21,933	476
Postal Savings Bank of China Co., Ltd., Class H1	523,000	422
Kotak Mahindra Bank, Ltd.[1]	16,997	391
3i Group PLC[1]	20,796	376
Industrial and Commercial Bank of China, Ltd., Class H1,3	578,040	354
ICICI Securities, Ltd.[1]	43,205	353
Allfunds Group PLC[1,3]	26,191	299
ING Groep NV1	17,145	179
ICICI Bank, Ltd. (ADR)	8,648	164
American Funds Insurance Series — International Growth and Income Fund — Page 66 of 251

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Moscow Exchange MICEX-RTS PJSC[1,4]	346,177	$—[5]
Sberbank of Russia PJSC (ADR)[1,4]	119,097	—[5]
		54,701
Information technology 13.72%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	567,000	11,722
ASML Holding NV1	10,917	7,282
Tokyo Electron, Ltd.[1]	10,700	5,494
Broadcom, Inc.	5,680	3,577
MediaTek, Inc.[1]	80,000	2,494
Edenred SA1	48,780	2,412
Samsung Electronics Co., Ltd.[1]	39,689	2,267
Keyence Corp.[1]	2,600	1,209
SAP SE1	9,337	1,042
Logitech International SA1	13,539	1,003
Nokia Corp.[1,3]	175,669	967
Kingdee International Software Group Co., Ltd.[1,3]	427,000	942
TDK Corp.[1]	24,200	874
Vanguard International Semiconductor Corp.[1]	199,000	857
SK hynix, Inc.[1]	7,944	761
Halma PLC[1]	12,813	418
Infosys, Ltd. (ADR)	13,168	328
AVEVA Group PLC[1]	9,648	308
Amadeus IT Group SA, Class A, non-registered shares[1,3]	4,440	289
ITOCHU Techno-Solutions Corp.[1]	9,200	235
Nice, Ltd. (ADR)[3]	897	197
Nomura Research Institute, Ltd.[1]	4,900	160
Fujitsu, Ltd.[1]	900	134
Lightspeed Commerce, Inc., subordinate voting shares[3]	2,130	65
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[3]	1,792	55
STMicroelectronics NV1	2,466	107
Nexi SpA[1,3]	7,363	85
Otsuka Corp.[1]	2,200	78
DLocal, Ltd., Class A3	2,309	72
		45,434
Industrials 11.11%
Airbus SE, non-registered shares[1,3]	48,961	5,918
BAE Systems PLC[1]	392,797	3,703
ABB, Ltd.[1]	64,943	2,101
CCR SA, ordinary nominative shares	636,758	1,832
Alliance Global Group, Inc.[1]	7,468,700	1,804
SMC Corp.[1]	3,000	1,676
Rheinmetall AG1	6,967	1,479
RELX PLC[1]	44,413	1,383
Cathay Pacific Airways, Ltd.[1,3]	1,264,000	1,240
LIXIL Corp.[1]	65,000	1,210
Ryanair Holdings PLC (ADR)[3]	12,880	1,122
Daikin Industries, Ltd.[1]	5,600	1,020
Deutsche Post AG1	19,444	934
Lifco AB, Class B1	34,807	883
Husqvarna AB, Class B1	84,133	877
Safran SA1	7,292	857
Brenntag SE1	10,310	834
InPost SA1,2,3	129,537	814
American Funds Insurance Series — International Growth and Income Fund — Page 67 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Waste Connections, Inc. (CAD denominated)	4,974	$696
Siemens AG1	4,965	688
Experian PLC[1]	16,676	643
TFI International, Inc. (CAD denominated)	5,709	608
Epiroc AB, Class A1	18,736	401
Epiroc AB, Class B1	10,197	183
Bunzl PLC[1]	14,817	576
BELIMO Holding AG1	1,029	546
SITC International Holdings Co., Ltd.[1]	146,659	518
Coor Service Management Holding AB1	55,069	441
Interpump Group SpA[1]	8,630	434
Meggitt PLC[1,3]	35,990	359
Storskogen Group AB, Class B1,3	144,306	348
Wizz Air Holdings PLC[1,3]	8,978	338
Contemporary Amperex Technology Co., Ltd., Class A1	1,900	152
Hitachi, Ltd.[1]	2,400	120
Grab Holdings, Ltd., Class A2,3	8,914	31
Kone OYJ, Class B1	556	29
		36,798
Consumer discretionary 10.56%
Evolution AB1	40,837	4,168
LVMH Moët Hennessy-Louis Vuitton SE1	5,529	3,937
Renault SA1,3	71,798	1,877
Stellantis NV1	115,873	1,877
Coupang, Inc., Class A3	82,997	1,467
Restaurant Brands International, Inc. (CAD denominated)[2]	24,705	1,443
B&M European Value Retail SA1	193,785	1,358
MGM China Holdings, Ltd.[1,3]	2,039,600	1,289
InterContinental Hotels Group PLC[1]	18,726	1,268
Mercedes-Benz Group AG1,3	14,737	1,035
Li Ning Co., Ltd.[1]	115,500	990
Prosus NV, Class N1	18,235	965
OPAP SA1	64,874	944
Wynn Macau, Ltd.[1,3]	1,254,000	910
Sodexo SA1	10,922	887
Galaxy Entertainment Group, Ltd.[1]	148,000	880
Americanas SA, ordinary nominative shares	121,303	832
Americanas SA, subscription receipts[3]	3,116	21
Midea Group Co., Ltd., Class A1	89,900	804
EssilorLuxottica[1]	4,353	795
Paltac Corp.[1]	20,700	768
Valeo SA, non-registered shares[1]	37,959	697
Entain PLC[1,3]	29,530	633
Industria de Diseño Textil, SA1	26,897	585
Cie. Financière Richemont SA, Class A1	4,266	541
Sands China, Ltd.[1,3]	219,200	526
Kindred Group PLC (SDR)[1]	42,745	466
Nitori Holdings Co., Ltd.[1]	3,400	427
D’Ieteren Group[1,3]	2,357	395
Pan Pacific International Holdings Corp.[1]	23,600	378
adidas AG1	1,393	325
Pop Mart International Group, Ltd.[1]	67,600	296
JD.com, Inc., Class A1,3	9,324	273
Domino’s Pizza Enterprises, Ltd.[1]	3,530	230
American Funds Insurance Series — International Growth and Income Fund — Page 68 of 251

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Games Workshop Group PLC[1]	2,238	$213
IDP Education, Ltd.[1]	8,716	203
Kering SA1	287	181
MercadoLibre, Inc.[3]	78	93
		34,977
Consumer staples 10.41%
British American Tobacco PLC[1]	226,902	9,491
Philip Morris International, Inc.	51,932	4,878
Nestlé SA1	29,037	3,770
Kweichow Moutai Co., Ltd., Class A1	10,600	2,860
Anheuser-Busch InBev SA/NV1	38,725	2,323
Pernod Ricard SA1	9,694	2,126
Associated British Foods PLC[1]	81,290	1,765
Carlsberg A/S, Class B1	10,770	1,315
Wuliangye Yibin Co., Ltd., Class A1	41,200	1,001
Asahi Group Holdings, Ltd.[1,3]	26,200	951
Reckitt Benckiser Group PLC[1]	11,724	896
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	62,304	857
Ocado Group PLC[1,3]	35,296	540
Arca Continental, SAB de CV	76,599	521
L’Oréal SA, non-registered shares[1]	1,130	452
Yihai International Holding, Ltd.[1]	85,000	242
Danone SA1	3,933	217
Dabur India, Ltd.[1]	22,313	157
Avenue Supermarts, Ltd.[1,3]	2,324	122
X5 Retail Group NV (GDR)[1,4]	4,521	—[5]
		34,484
Health care 8.01%
AstraZeneca PLC[1]	67,763	8,986
Sanofi[1]	31,300	3,192
Novo Nordisk A/S, Class B1	23,185	2,568
Bayer AG1	33,691	2,305
GlaxoSmithKline PLC[1]	101,393	2,186
Siemens Healthineers AG1	28,185	1,748
Grifols, SA, Class B (ADR)	85,810	1,002
Shionogi & Co., Ltd.[1]	14,000	860
Koninklijke Philips NV (EUR denominated)[1]	20,163	617
Sonova Holding AG1	1,243	518
Mettler-Toledo International, Inc.[3]	331	455
CanSino Biologics, Inc., Class H1,3	27,000	432
Novartis AG1	4,310	378
Hutchmed China, Ltd. (ADR)[3]	16,996	322
Roche Holding AG, nonvoting non-registered shares[1]	635	251
Genus PLC[1]	6,606	244
BeiGene, Ltd. (ADR)[3]	1,283	242
Hypera SA, ordinary nominative shares	26,124	212
		26,518
Materials 5.24%
Vale SA, ordinary nominative shares	240,812	4,835
Vale SA, ordinary nominative shares (ADR)	103,987	2,079
Rio Tinto PLC[1]	23,731	1,882
Koninklijke DSM NV1	9,125	1,631
American Funds Insurance Series — International Growth and Income Fund — Page 69 of 251

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Barrick Gold Corp.	33,035	$811
Barrick Gold Corp. (CAD denominated)	28,025	687
Linde PLC	4,500	1,437
Asahi Kasei Corp.[1]	95,500	827
LyondellBasell Industries NV	6,253	643
Fortescue Metals Group, Ltd.[1]	40,904	628
Glencore PLC[1,3]	85,888	558
Sika AG1	1,174	387
Shin-Etsu Chemical Co., Ltd.[1]	1,800	274
Air Liquide SA, non-registered shares[1]	1,535	268
Sociedad Química y Minera de Chile SA, Class B (ADR)[3]	2,500	214
Givaudan SA1,2	49	202
Alrosa PJSC[1,4]	53,607	—[5]
		17,363
Communication services 4.43%
Koninklijke KPN NV1,2	884,408	3,072
Vodafone Group PLC[1]	1,465,383	2,404
Tencent Holdings, Ltd.[1]	37,100	1,750
BT Group PLC[1]	660,571	1,574
Publicis Groupe SA1	18,643	1,133
América Móvil, SAB de CV, Series L (ADR)	50,414	1,066
Nordic Entertainment Group AB, Class B1,3	19,540	788
Indus Towers, Ltd.[1,3]	243,859	707
Sea, Ltd., Class A (ADR)[3]	4,783	573
SoftBank Corp.[1]	45,300	529
MTN Group, Ltd.[1]	35,429	459
WPP PLC[1]	16,744	219
Universal Music Group NV1	7,429	197
NetEase, Inc.[1]	10,700	193
Yandex NV, Class A1,3,4	5,000	—[5]
		14,664
Energy 4.27%
TC Energy Corp. (CAD denominated)	40,078	2,260
BP PLC[1]	406,598	1,987
TotalEnergies SE1	36,230	1,838
Lundin Energy AB1	39,814	1,688
Canadian Natural Resources, Ltd.	26,826	1,661
Cameco Corp.	49,952	1,455
Schlumberger, Ltd.	28,504	1,178
Reliance Industries, Ltd.[1]	18,395	637
Shell PLC (GBP denominated)[1]	15,745	432
Shell PLC (ADR)	2,913	160
Equinor ASA[1,3]	13,706	514
Tourmaline Oil Corp.	7,508	346
Sovcomflot PAO[1,4]	356,717	—[5]
Gazprom PJSC (ADR)[1,4]	335,575	—[5]
LUKOIL Oil Co. PJSC (ADR)[1,4]	9,706	—[5]
		14,156
Utilities 2.54%
Engie SA1	201,526	2,642
Brookfield Infrastructure Partners LP	35,657	2,361
Enel SpA[1]	244,339	1,632
American Funds Insurance Series — International Growth and Income Fund — Page 70 of 251

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
ENN Energy Holdings, Ltd.[1]	70,900	$1,056
Iberdrola SA, non-registered shares[1,3]	34,832	379
Guangdong Investment, Ltd.[1]	258,000	352
		8,422
Real estate 2.08%
Longfor Group Holdings, Ltd.[1]	527,000	2,689
CK Asset Holdings, Ltd.[1]	311,500	2,129
Link Real Estate Investment Trust REIT[1]	100,400	856
Unibail-Rodamco-Westfield REIT, non-registered shares[1,3]	10,074	754
Sirius Real Estate, Ltd.[1]	146,074	239
Country Garden Services Holdings Co., Ltd.[1]	51,000	217
		6,884
Total common stocks (cost: $280,314,000)		294,401
Preferred securities 1.38% Information technology 0.83%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	53,067	2,745
Materials 0.26%
Gerdau SA, preferred nominative shares	134,505	870
Consumer discretionary 0.17%
Volkswagen AG, nonvoting preferred shares[1]	3,344	578
Health care 0.12%
Sartorius AG, nonvoting non-registered preferred shares[1]	875	389
Total preferred securities (cost: $5,175,000)		4,582
Short-term securities 11.84% Money market investments 8.89%
Capital Group Central Cash Fund 0.32%[6,7]	294,474	29,447
Money market investments purchased with collateral from securities on loan 2.95%
Capital Group Central Cash Fund 0.32%[6,7,8]	45,306	4,531
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[6,8]	1,046,821	1,047
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[6,8]	1,045,522	1,046
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[6,8]	1,045,522	1,046
American Funds Insurance Series — International Growth and Income Fund — Page 71 of 251

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[6,8]	1,045,521	$1,045
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[6,8]	1,045,522	1,045
		9,760
Total short-term securities (cost: $39,204,000)		39,207
Total investment securities 102.11% (cost: $324,693,000)		338,190
Other assets less liabilities (2.11)%		(6,989)
Net assets 100.00%		$331,201
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 10.26%
Money market investments 8.89%
Capital Group Central Cash Fund 0.32%[6]	$21,699	$34,679	$26,928	$(1)	$(2)	$29,447	$8
Money market investments purchased with collateral from securities on loan 1.37%
Capital Group Central Cash Fund 0.32%[6,8]	—	4,531[9]				4,531	—[10]
Total short-term securities						33,978
Total 10.26%				$(1)	$(2)	$33,978	$8
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $247,153,000, which represented 74.62% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $10,319,000, which represented 3.12% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
American Funds Insurance Series — International Growth and Income Fund — Page 72 of 251

Capital Income Builder®
Investment portfolio
March 31, 2022
unaudited
Common stocks 75.49% Financials 14.29%	Shares	Value (000)
Zurich Insurance Group AG1	34,547	$17,033
Toronto-Dominion Bank (CAD denominated)[2]	211,003	16,742
CME Group, Inc., Class A	53,143	12,641
PNC Financial Services Group, Inc.	57,165	10,544
JPMorgan Chase & Co.	65,128	8,878
Münchener Rückversicherungs-Gesellschaft AG1	29,532	7,911
Morgan Stanley	77,271	6,753
DNB Bank ASA[1]	274,746	6,220
Power Corporation of Canada, subordinate voting shares[2]	174,338	5,397
American International Group, Inc.	68,886	4,324
Ping An Insurance (Group) Company of China, Ltd., Class H1	491,500	3,468
Ping An Insurance (Group) Company of China, Ltd., Class A1	93,457	707
Principal Financial Group, Inc.	56,773	4,168
KeyCorp	169,905	3,802
DBS Group Holdings, Ltd.[1]	132,706	3,489
B3 SA-Brasil, Bolsa, Balcao	993,417	3,278
Tryg A/S1	131,501	3,188
Webster Financial Corp.	54,669	3,068
Great-West Lifeco, Inc. (CAD denominated)	103,071	3,037
KBC Groep NV1	35,843	2,578
BlackRock, Inc.	2,964	2,265
ING Groep NV1	207,716	2,171
East West Bancorp, Inc.	25,615	2,024
Truist Financial Corp.	34,894	1,978
Travelers Companies, Inc.	10,723	1,959
Swedbank AB, Class A1	118,219	1,764
OneMain Holdings, Inc.	37,146	1,761
Citizens Financial Group, Inc.	38,735	1,756
National Bank of Canada	22,071	1,692
Kaspi.kz JSC[1,3]	29,855	1,474
Kaspi.kz JSC (GDR)[1]	3,566	176
AIA Group, Ltd.[1]	141,800	1,485
China Merchants Bank Co., Ltd., Class H1	181,500	1,419
PICC Property and Casualty Co., Ltd., Class H1	1,352,000	1,380
State Street Corp.	15,190	1,323
Franklin Resources, Inc.	40,856	1,141
China Pacific Insurance (Group) Co., Ltd., Class H1	400,950	974
Hang Seng Bank, Ltd.[1]	50,100	964
BNP Paribas SA1	16,736	953
Euronext NV1	10,428	947
Intesa Sanpaolo SpA[1]	372,928	852
Marsh & McLennan Companies, Inc.	4,925	839
Hong Kong Exchanges and Clearing, Ltd.[1]	17,200	811
Citigroup, Inc.	15,041	803
TPG, Inc., Class A4	25,625	772
Vontobel Holding AG1,4	8,301	698
American Funds Insurance Series — Capital Income Builder — Page 73 of 251

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banco Santander, SA1	201,758	$685
Patria Investments, Ltd., Class A	36,005	641
EFG International AG1	63,241	488
Wells Fargo & Company	9,823	476
U.S. Bancorp	7,473	397
Blackstone, Inc., nonvoting shares	2,530	321
Cullen/Frost Bankers, Inc.	2,053	284
UniCredit SpA[1]	26,223	283
SouthState Corp.	2,873	234
CaixaBank, SA1,4	59,094	199
IIFL Wealth Management, Ltd.[1]	8,122	179
Skandinaviska Enskilda Banken AB, Class A1	15,759	171
Moscow Exchange MICEX-RTS PJSC[1,5]	875,002	—[6]
Sberbank of Russia PJSC (ADR)[1,5]	51,044	—[6]
		165,965
Information technology 10.32%
Broadcom, Inc.	63,571	40,029
Microsoft Corp.	78,867	24,315
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	599,800	12,401
QUALCOMM, Inc.	33,874	5,177
Intel Corp.	82,899	4,108
NetApp, Inc.	46,041	3,821
Automatic Data Processing, Inc.	15,280	3,477
MediaTek, Inc.[1]	102,000	3,180
GlobalWafers Co., Ltd.[1]	130,938	3,042
Paychex, Inc.	21,946	2,995
Apple, Inc.	16,774	2,929
Vanguard International Semiconductor Corp.[1]	596,700	2,571
KLA Corp.	6,482	2,373
Texas Instruments, Inc.	12,771	2,343
Tokyo Electron, Ltd.[1]	3,300	1,694
Western Union Company	63,486	1,190
SAP SE1	9,452	1,055
Fidelity National Information Services, Inc.	9,109	915
Analog Devices, Inc.	4,414	729
Tripod Technology Corp.[1]	142,000	664
International Business Machines Corp.	2,373	309
BE Semiconductor Industries NV1	3,388	288
SINBON Electronics Co., Ltd.[1]	29,000	262
		119,867
Consumer staples 9.28%
Philip Morris International, Inc.	267,057	25,087
British American Tobacco PLC[1]	442,551	18,510
Nestlé SA1	74,660	9,692
PepsiCo, Inc.	50,670	8,481
General Mills, Inc.	107,821	7,302
Altria Group, Inc.	113,942	5,953
Kimberly-Clark Corp.	46,954	5,783
Unilever PLC (GBP denominated)[1]	83,489	3,780
ITC, Ltd.[1]	988,188	3,257
Coca-Cola Company	48,855	3,029
Imperial Brands PLC[1]	121,445	2,557
Carlsberg A/S, Class B1	19,656	2,400
American Funds Insurance Series — Capital Income Builder — Page 74 of 251

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Keurig Dr Pepper, Inc.	62,814	$2,381
Danone SA1	37,621	2,072
Anheuser-Busch InBev SA/NV1	25,824	1,549
Kraft Heinz Company	30,705	1,210
Mondelez International, Inc.	13,543	850
Vector Group, Ltd.	68,110	820
Procter & Gamble Company	4,768	729
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	96,000	557
Reckitt Benckiser Group PLC[1]	6,554	501
Wuliangye Yibin Co., Ltd., Class A1	17,100	416
Scandinavian Tobacco Group A/S1	14,647	312
Viscofan, SA, non-registered shares[1]	5,067	300
Hilton Food Group PLC[1]	18,201	296
		107,824
Health care 8.28%
AbbVie, Inc.	112,212	18,191
Amgen, Inc.	53,851	13,022
Gilead Sciences, Inc.	165,552	9,842
GlaxoSmithKline PLC[1]	445,090	9,598
Medtronic PLC	74,198	8,232
AstraZeneca PLC[1]	60,627	8,040
Novartis AG1	81,444	7,143
Abbott Laboratories	57,348	6,788
UnitedHealth Group, Inc.	7,322	3,734
Pfizer, Inc.	49,151	2,544
Roche Holding AG, nonvoting non-registered shares[1]	6,421	2,539
Bristol-Myers Squibb Company	28,241	2,062
Royalty Pharma PLC, Class A	39,909	1,555
Hikma Pharmaceuticals PLC[1]	41,213	1,109
CVS Health Corp.	7,290	738
Merck & Co., Inc.	7,223	593
EBOS Group, Ltd.[1,4]	10,603	304
Koninklijke Philips NV (EUR denominated)[1]	2,984	91
Organon & Co.	662	23
		96,148
Utilities 6.86%
Dominion Energy, Inc.	107,190	9,108
National Grid PLC[1]	565,308	8,683
DTE Energy Company	62,625	8,280
E.ON SE1	474,216	5,515
Power Grid Corporation of India, Ltd.[1]	1,917,301	5,469
Enel SpA[1]	789,309	5,271
Iberdrola SA, non-registered shares[1,4]	439,976	4,789
Southern Co.	61,629	4,469
Edison International	51,860	3,635
Duke Energy Corp.	29,579	3,303
Public Service Enterprise Group, Inc.	46,141	3,230
AES Corp.	110,721	2,849
Sempra Energy	13,136	2,208
Entergy Corp.	18,557	2,166
Exelon Corp.	41,656	1,984
Engie SA1	111,522	1,462
Engie SA, bonus shares[1,4]	36,900	484
American Funds Insurance Series — Capital Income Builder — Page 75 of 251

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Evergy, Inc.	27,222	$1,860
SSE PLC[1]	69,783	1,598
CenterPoint Energy, Inc.	33,165	1,016
Centrica PLC[1,4]	676,986	709
Power Assets Holdings, Ltd.[1]	98,000	638
Constellation Energy Corp.	6,599	371
CMS Energy Corp.	3,492	244
American Electric Power Company, Inc.	2,284	228
NextEra Energy, Inc.	1,381	117
		79,686
Real estate 6.76%
Crown Castle International Corp. REIT	136,877	25,267
VICI Properties, Inc. REIT	502,743	14,308
Digital Realty Trust, Inc. REIT	50,299	7,132
Gaming and Leisure Properties, Inc. REIT	93,623	4,394
Federal Realty Investment Trust REIT	26,585	3,245
MGM Growth Properties LLC REIT, Class A	79,875	3,091
Link Real Estate Investment Trust REIT[1]	347,266	2,960
CK Asset Holdings, Ltd.[1]	297,500	2,033
TAG Immobilien AG1	80,593	1,831
Charter Hall Group REIT[1]	139,110	1,689
Equinix, Inc. REIT	2,137	1,585
American Tower Corp. REIT	6,052	1,520
Longfor Group Holdings, Ltd.[1]	242,000	1,235
Powergrid Infrastructure Investment Trust[1]	619,084	1,093
Embassy Office Parks REIT[1]	222,914	1,090
Alexandria Real Estate Equities, Inc. REIT	5,012	1,009
Mindspace Business Parks REIT[1]	214,689	980
Boston Properties, Inc. REIT	6,915	891
Americold Realty Trust REIT	30,939	862
CTP NV1	48,302	808
Sun Hung Kai Properties, Ltd.[1]	61,255	730
PSP Swiss Property AG1	2,270	298
Douglas Elliman, Inc.	31,546	230
CubeSmart REIT	3,356	175
		78,456
Industrials 5.30%
Raytheon Technologies Corp.	199,965	19,811
Lockheed Martin Corp.	12,894	5,691
BAE Systems PLC[1]	405,115	3,819
Singapore Technologies Engineering, Ltd.[1]	1,055,400	3,199
RELX PLC[1]	86,730	2,701
RELX PLC (ADR)	7,965	248
Kone OYJ, Class B1	51,095	2,676
VINCI SA1	24,748	2,530
Trinity Industries, Inc.	72,684	2,497
ABB, Ltd.[1]	66,492	2,151
Honeywell International, Inc.	10,583	2,059
BOC Aviation, Ltd.[1]	240,500	1,890
L3Harris Technologies, Inc.	6,095	1,515
CCR SA, ordinary nominative shares	435,375	1,253
United Parcel Service, Inc., Class B	5,487	1,177
Grupo Aeroportuario del Pacífico, SAB de CV, Class B4	62,260	1,010
American Funds Insurance Series — Capital Income Builder — Page 76 of 251

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Siemens AG1	7,039	$975
Ventia Services Group Pty, Ltd.[1]	490,862	905
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares[1]	46,497	850
LIXIL Corp.[1]	40,100	746
Waste Management, Inc.	4,008	635
Union Pacific Corp.	2,259	617
General Dynamics Corp.	2,480	598
Deutsche Post AG1	10,418	500
Airbus SE, non-registered shares[1,4]	3,343	404
Trelleborg AB, Class B1,4	12,098	280
Norfolk Southern Corp.	938	268
Atlas Corp.[2]	13,925	204
Melrose Industries PLC[1]	122,162	198
Sulzer AG1,4	2,347	194
		61,601
Energy 5.18%
Canadian Natural Resources, Ltd.	235,743	14,597
TC Energy Corp. (CAD denominated)	199,593	11,257
TC Energy Corp.	15,109	853
Chevron Corp.	47,626	7,755
EOG Resources, Inc.	52,848	6,301
ConocoPhillips	39,920	3,992
Shell PLC (GBP denominated)[1]	112,886	3,098
Shell PLC (ADR)	8,003	440
BP PLC[1]	501,548	2,451
Enbridge, Inc. (CAD denominated)	47,096	2,168
TotalEnergies SE1	39,082	1,983
Equitrans Midstream Corp.	196,068	1,655
Schlumberger, Ltd.	34,879	1,441
Exxon Mobil Corp.	13,577	1,121
Pioneer Natural Resources Company	3,152	788
Baker Hughes Co., Class A	7,400	269
Gazprom PJSC (ADR)[1,5]	440,214	—[6]
		60,169
Communication services 3.68%
Comcast Corp., Class A	255,626	11,968
BCE, Inc.[2]	118,673	6,579
SoftBank Corp.[1]	425,000	4,967
Verizon Communications, Inc.	78,116	3,979
Koninklijke KPN NV1	1,132,405	3,933
HKT Trust and HKT, Ltd., units[1]	1,896,240	2,602
Nippon Telegraph and Telephone Corp.[1]	64,500	1,874
WPP PLC[1]	110,442	1,445
Singapore Telecommunications, Ltd.[1]	544,500	1,058
Omnicom Group, Inc.	10,162	863
Pearson PLC[1]	79,701	779
TELUS Corp.	28,214	737
ITV PLC[1,4]	569,947	610
Indus Towers, Ltd.[1,4]	198,718	576
ProSiebenSat.1 Media SE1	36,197	463
American Funds Insurance Series — Capital Income Builder — Page 77 of 251

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Common stocks (continued) Communication services (continued)	Shares	Value (000)
Vodafone Group PLC[1]	144,892	$238
HKBN, Ltd.[1]	79,500	91
		42,762
Materials 3.31%
Vale SA, ordinary nominative shares (ADR)	352,684	7,050
Vale SA, ordinary nominative shares	254,367	5,108
Rio Tinto PLC[1]	77,470	6,145
BHP Group, Ltd. (CDI)[1]	140,043	5,369
LyondellBasell Industries NV	39,984	4,111
Linde PLC	7,903	2,525
Air Products and Chemicals, Inc.	8,094	2,023
Evonik Industries AG1	53,622	1,491
BASF SE1	20,222	1,153
Fortescue Metals Group, Ltd.[1]	60,434	927
Asahi Kasei Corp.[1]	92,600	802
UPM-Kymmene Oyj[1]	19,277	629
Nexa Resources SA2	47,740	446
Dow, Inc.	5,503	351
WestRock Co.	7,448	350
		38,480
Consumer discretionary 2.23%
McDonald’s Corp.	19,256	4,762
Midea Group Co., Ltd., Class A1	372,475	3,332
Industria de Diseño Textil, SA1	133,748	2,910
Starbucks Corp.	21,735	1,977
Kering SA1	2,912	1,839
Home Depot, Inc.	6,079	1,820
VF Corp.	26,635	1,514
Hasbro, Inc.	18,098	1,482
Cie. Financière Richemont SA, Class A1	10,793	1,369
YUM! Brands, Inc.	9,688	1,148
Darden Restaurants, Inc.	7,867	1,046
LVMH Moët Hennessy-Louis Vuitton SE1	1,379	982
Galaxy Entertainment Group, Ltd.[1]	145,000	862
OPAP SA1	15,105	220
Kindred Group PLC (SDR)[1]	19,169	209
Thule Group AB1	5,201	206
Inchcape PLC[1]	21,610	189
		25,867
Total common stocks (cost: $670,658,000)		876,825
Preferred securities 0.09% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	20,892	1,081
Total preferred securities (cost: $697,000)		1,081
American Funds Insurance Series — Capital Income Builder — Page 78 of 251

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Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[4]	7,130	$6
Total rights & warrants (cost: $0)		6
Convertible stocks 0.93% Information technology 0.41%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,393	4,698
Health care 0.24%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	1,745	2,756
Utilities 0.21%
AES Corp., convertible preferred units, 6.875% 2024	8,659	857
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	599
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[2]	9,704	542
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	446
		2,444
Industrials 0.05%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	7,000	615
Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	266
Total convertible stocks (cost: $7,605,000)		10,779
Investment funds 2.57%
Capital Group Central Corporate Bond Fund[7]	3,255,582	29,854
Total investment funds (cost: $32,640,000)		29,854
Bonds, notes & other debt instruments 16.46% U.S. Treasury bonds & notes 9.94% U.S. Treasury 7.01%	Principal amount (000)
U.S. Treasury 0.125% 2022	$4,875	4,870
U.S. Treasury 0.125% 2022	3,750	3,750
U.S. Treasury 0.125% 2022	1,625	1,609
U.S. Treasury 0.125% 2023	2,200	2,174
U.S. Treasury 0.125% 2023	1,025	1,011
U.S. Treasury 0.375% 2023	875	851
U.S. Treasury 0.625% 2024	11,050	10,549
U.S. Treasury 0.75% 2024	5,965	5,701
U.S. Treasury 1.50% 2024	2,650	2,612
U.S. Treasury 2.25% 2024	3,165	3,162
U.S. Treasury 0.375% 2025	507	475
U.S. Treasury 0.75% 2026	4,903	4,568
U.S. Treasury 0.75% 2026	3,850	3,582
U.S. Treasury 0.75% 2026	1	1
U.S. Treasury 0.875% 2026	2,940	2,737
American Funds Insurance Series — Capital Income Builder — Page 79 of 251

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2026	$8,270	$7,780
U.S. Treasury 1.875% 2026	6,300	6,143
U.S. Treasury 2.00% 2026[8]	2,800	2,740
U.S. Treasury 0.50% 2027	2,900	2,631
U.S. Treasury 1.875% 2027	1,258	1,225
U.S. Treasury 6.125% 2027	985	1,174
U.S. Treasury 1.25% 2028	1,350	1,260
U.S. Treasury 1.875% 2032	5,034	4,835
U.S. Treasury 1.125% 2040[8]	2,400	1,895
U.S. Treasury 2.00% 2041	300	272
U.S. Treasury 1.875% 2051[8]	2,615	2,297
U.S. Treasury 2.375% 2051[8]	197	193
U.S. Treasury 2.25% 2052	1,425	1,367
		81,464
U.S. Treasury inflation-protected securities 2.93%
U.S. Treasury Inflation-Protected Security 0.125% 2023[9]	2,729	2,823
U.S. Treasury Inflation-Protected Security 0.375% 2023[9]	1,715	1,799
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	3,207	3,341
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	5,610	5,883
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	4,353	4,546
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	2,422	2,542
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	2,904	3,053
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	1,197	1,248
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	216	227
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]	509	533
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	355	376
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	1,549	1,614
U.S. Treasury Inflation-Protected Security 0.125% 2030[9]	2,021	2,128
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	1,727	1,828
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	131	139
U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]	1,916	1,967
		34,047
Total U.S. Treasury bonds & notes		115,511
Mortgage-backed obligations 3.93% Federal agency mortgage-backed obligations 3.18%
Fannie Mae Pool #695412 5.00% 2033[10]	—[6]	—[6]
Fannie Mae Pool #AD3566 5.00% 2035[10]	2	2
Fannie Mae Pool #AC0794 5.00% 2039[10]	5	6
Fannie Mae Pool #931768 5.00% 2039[10]	1	2
Fannie Mae Pool #AE0311 3.50% 2040[10]	10	10
Fannie Mae Pool #932606 5.00% 2040[10]	3	3
Fannie Mae Pool #AJ1873 4.00% 2041[10]	7	7
Fannie Mae Pool #AE1248 5.00% 2041[10]	9	10
Fannie Mae Pool #AE1274 5.00% 2041[10]	7	8
Fannie Mae Pool #AE1277 5.00% 2041[10]	5	5
Fannie Mae Pool #AE1283 5.00% 2041[10]	2	3
Fannie Mae Pool #AE1290 5.00% 2042[10]	5	6
Fannie Mae Pool #AT0300 3.50% 2043[10]	2	2
Fannie Mae Pool #AT3954 3.50% 2043[10]	2	2
Fannie Mae Pool #AY1829 3.50% 2044[10]	2	2
Fannie Mae Pool #AW8240 3.50% 2044[10]	1	1
American Funds Insurance Series — Capital Income Builder — Page 80 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ5015 4.00% 2047[10]	$47	$49
Fannie Mae Pool #BH3122 4.00% 2047[10]	1	1
Fannie Mae Pool #BK6840 4.00% 2048[10]	29	30
Fannie Mae Pool #BK5232 4.00% 2048[10]	21	22
Fannie Mae Pool #BK9743 4.00% 2048[10]	8	8
Fannie Mae Pool #CA2804 4.50% 2048[10]	237	247
Fannie Mae Pool #BK9761 4.50% 2048[10]	5	5
Fannie Mae Pool #CA5540 3.00% 2050[10]	3,616	3,552
Fannie Mae Pool #BF0142 5.50% 2056[10]	460	504
Fannie Mae Pool #BF0342 5.50% 2059[10]	308	342
Fannie Mae Pool #BF0497 3.00% 2060[10]	364	360
Freddie Mac Pool #Q15874 4.00% 2043[10]	2	2
Freddie Mac Pool #G67711 4.00% 2048[10]	271	281
Freddie Mac Pool #Q56599 4.00% 2048[10]	34	35
Freddie Mac Pool #Q55971 4.00% 2048[10]	24	25
Freddie Mac Pool #Q56175 4.00% 2048[10]	21	22
Freddie Mac Pool #Q55970 4.00% 2048[10]	11	12
Freddie Mac Pool #Q58411 4.50% 2048[10]	64	67
Freddie Mac Pool #Q58436 4.50% 2048[10]	31	33
Freddie Mac Pool #Q58378 4.50% 2048[10]	22	23
Freddie Mac Pool #Q57242 4.50% 2048[10]	21	22
Freddie Mac Pool #ZT1704 4.50% 2049[10]	1,445	1,525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]	271	270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]	266	263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]	129	127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]	107	107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]	89	90
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]	23	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]	1,092	1,098
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]	725	728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]	475	477
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]	22	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]	11	11
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]	1,054	1,070
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]	1,504	1,497
Government National Mortgage Assn. 4.00% 2052[10,12]	2,059	2,100
Government National Mortgage Assn. 4.00% 2052[10,12]	1,051	1,068
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]	561	583
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[10]	64	67
Government National Mortgage Assn. Pool #MA7139 4.00% 2051[10]	282	288
Government National Mortgage Assn. Pool #694836 5.636% 2059[10]	1	1
Government National Mortgage Assn. Pool #765152 4.14% 2061[10]	—[6]	—[6]
Government National Mortgage Assn. Pool #766525 4.70% 2062[10]	—[6]	—[6]
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]	—[6]	—[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]	1	1
Uniform Mortgage-Backed Security 2.50% 2037[10,12]	1,608	1,589
Uniform Mortgage-Backed Security 2.50% 2052[10,12]	2,283	2,174
Uniform Mortgage-Backed Security 3.00% 2052[10,12]	6,143	5,997
Uniform Mortgage-Backed Security 3.00% 2052[10,12]	926	902
Uniform Mortgage-Backed Security 3.50% 2052[10,12]	1,927	1,924
Uniform Mortgage-Backed Security 4.00% 2052[10,12]	5,045	5,132
American Funds Insurance Series — Capital Income Builder — Page 81 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 2052[10,12]	$20	$20
Uniform Mortgage-Backed Security 4.50% 2052[10,12]	1,987	2,060
		36,925
Collateralized mortgage-backed obligations (privately originated) 0.50%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,10,11]	180	171
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,10,11]	96	95
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,10]	99	96
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,10,11]	118	117
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,10,11]	164	162
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,10,11]	136	134
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,10,11]	14	14
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 0.849% 2041[3,10,11]	16	16
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[3,10]	70	71
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[3,10]	63	67
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[3,10,11]	125	116
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 5.157% 2028[10,11]	331	346
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 2.157% 2050[3,10,11]	309	309
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.307% 2050[3,10,11]	553	552
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[3,10]	204	204
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,10,11]	149	149
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,10,11]	86	83
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,10,13]	149	143
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.257% 2053[3,10,11]	175	175
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[3,10,11]	202	200
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[3,10,11]	353	353
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[3,10,11]	523	523
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.207% 2055[3,10,11]	281	280
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,10,11]	110	106
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,10,11]	40	40
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,10,11]	53	53
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,10,11]	31	30
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,10,11]	64	64
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,10,11]	32	32
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,10]	550	522
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,5]	100	93
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,10]	196	184
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,10,11]	231	219
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,10]	100	100
		5,819
Commercial mortgage-backed securities 0.25%
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[3,10,11]	548	535
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[3,10,11]	266	261
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.043% 2036[3,10,11]	100	98
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.067% 2038[3,10,11]	174	170
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.797% 2038[3,10,11]	100	98
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[3,10,11]	100	99
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[3,10,11]	99	98
American Funds Insurance Series — Capital Income Builder — Page 82 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.317% 2025[3,10,11]	$229	$226
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.547% 2038[3,10,11]	300	298
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[3,10,11]	100	94
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 1.984% 2039[3,10,11]	197	197
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[3,10,11]	179	176
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.297% 2038[3,10,11]	84	83
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.707% 2049[3,10,11]	150	142
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.127% 2038[3,10,11]	361	354
		2,929
Total mortgage-backed obligations		45,673
Corporate bonds, notes & loans 1.97% Energy 0.37%
Apache Corp. 4.25% 2030	385	389
Baker Hughes Co. 2.061% 2026	8	8
BP Capital Markets America, Inc. 3.633% 2030	360	367
Cenovus Energy, Inc. 5.40% 2047	75	85
Diamondback Energy, Inc. 4.25% 2052	57	56
Energy Transfer Operating LP 5.00% 2050	179	182
Energy Transfer Partners LP 5.30% 2047	14	14
EQT Corp. 5.00% 2029	35	36
EQT Corp. 3.625% 2031[3]	20	19
Equinor ASA 2.375% 2030	365	345
Exxon Mobil Corp. 2.995% 2039	200	186
MPLX LP 5.50% 2049	625	694
New Fortress Energy, Inc. 6.50% 2026[3]	80	79
NGL Energy Operating LLC 7.50% 2026[3]	80	79
ONEOK, Inc. 3.10% 2030	42	39
ONEOK, Inc. 4.95% 2047	51	52
ONEOK, Inc. 7.15% 2051	97	124
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	135
Petróleos Mexicanos 6.50% 2029	20	20
Petróleos Mexicanos 7.69% 2050	75	66
Sabine Pass Liquefaction, LLC 4.50% 2030	173	181
Shell International Finance BV 2.00% 2024	420	415
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]	540	547
TransCanada PipeLines, Ltd. 5.10% 2049	150	175
		4,293
Health care 0.32%
AbbVie, Inc. 3.20% 2029	25	25
AbbVie, Inc. 4.25% 2049	39	41
Amgen, Inc. 3.35% 2032	36	36
Amgen, Inc. 4.20% 2052	19	20
AstraZeneca PLC 3.375% 2025	200	203
AstraZeneca PLC 3.00% 2051	11	10
Centene Corp. 4.625% 2029	530	535
Centene Corp. 3.375% 2030	179	169
Centene Corp. 2.625% 2031	40	36
Gilead Sciences, Inc. 1.65% 2030	8	7
American Funds Insurance Series — Capital Income Builder — Page 83 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 2.80% 2050	$32	$26
HCA, Inc. 3.625% 2032[3]	16	16
Humana, Inc. 3.70% 2029	12	12
Merck & Co., Inc. 1.70% 2027	118	112
Merck & Co., Inc. 3.40% 2029	110	113
Merck & Co., Inc. 2.15% 2031	168	155
Pfizer, Inc. 2.70% 2050	425	377
Regeneron Pharmaceuticals, Inc. 1.75% 2030	8	7
Regeneron Pharmaceuticals, Inc. 2.80% 2050	2	1
Shire PLC 3.20% 2026	270	271
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	718
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	590
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	236
		3,716
Consumer discretionary 0.24%
Bayerische Motoren Werke AG 3.45% 2027[3]	25	25
Bayerische Motoren Werke AG 4.15% 2030[3]	290	305
Bayerische Motoren Werke AG 3.70% 2032[3]	25	25
Daimler Trucks Finance North America, LLC 1.125% 2023[3]	495	480
Daimler Trucks Finance North America, LLC 1.625% 2024[3]	175	167
Daimler Trucks Finance North America, LLC 2.375% 2028[3]	150	137
Daimler Trucks Finance North America, LLC 2.50% 2031[3]	150	132
Ford Motor Co. 2.30% 2025	200	190
Ford Motor Credit Company LLC 5.125% 2025	200	204
Grand Canyon University 4.125% 2024	200	198
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	250	266
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	160	176
Toyota Motor Credit Corp. 2.15% 2022	505	507
		2,812
Communication services 0.24%
América Móvil, SAB de CV, 8.46% 2036	MXN1,300	59
AT&T, Inc. 3.50% 2041	$75	69
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	360	327
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[3]	25	24
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	175	152
Magallanes, Inc. 4.279% 2032[3]	36	36
Magallanes, Inc. 5.05% 2042[3]	47	48
Magallanes, Inc. 5.141% 2052[3]	63	65
Netflix, Inc. 4.875% 2028	150	158
SBA Tower Trust 1.631% 2026[3]	253	238
Sprint Corp. 6.875% 2028	325	377
Sprint Corp. 8.75% 2032	275	371
T-Mobile US, Inc. 3.875% 2030	625	628
Verizon Communications, Inc. 2.355% 2032[3]	126	114
Walt Disney Company 4.625% 2040	120	133
		2,799
Utilities 0.24%
AEP Transmission Co., LLC 3.80% 2049	45	45
Edison International 4.125% 2028	132	131
FirstEnergy Corp. 2.25% 2030	107	95
FirstEnergy Corp. 2.65% 2030	493	448
American Funds Insurance Series — Capital Income Builder — Page 84 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.25% 2024	$1,025	$1,021
Pacific Gas and Electric Co. 2.95% 2026	97	92
Pacific Gas and Electric Co. 3.75% 2028	105	101
Pacific Gas and Electric Co. 4.65% 2028	284	284
Pacific Gas and Electric Co. 2.50% 2031	375	324
Southern California Edison Co., Series C, 3.60% 2045	206	187
Union Electric Co. 3.90% 2052	25	26
		2,754
Financials 0.15%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	150	135
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	231	201
Charles Schwab Corp. 2.45% 2027	25	24
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]	35	33
CME Group, Inc. 2.65% 2032	50	48
Corebridge Financial, Inc. 3.85% 2029[3]	167	167
Corebridge Financial, Inc. 3.90% 2032[3]	18	18
Corebridge Financial, Inc. 4.35% 2042[3]	4	4
Corebridge Financial, Inc. 4.40% 2052[3]	21	21
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,13]	200	202
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]	75	68
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]	40	38
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]	227	199
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]	17	16
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 3.769% junior subordinated perpetual bonds[11]	105	105
Navient Corp. 5.00% 2027	150	143
New York Life Global Funding 3.00% 2028[3]	150	148
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]	38	34
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]	105	102
		1,706
Information technology 0.14%
Broadcom, Inc. 4.70% 2025	260	270
Broadcom, Inc. 4.00% 2029[3]	6	6
Broadcom, Inc. 5.00% 2030	420	447
Broadcom, Inc. 4.15% 2032[3]	11	11
Broadcom, Inc. 3.75% 2051[3]	91	82
Lenovo Group, Ltd. 5.875% 2025	400	419
Oracle Corp. 2.875% 2031	140	128
Oracle Corp. 3.60% 2050	150	125
ServiceNow, Inc. 1.40% 2030	130	111
		1,599
Industrials 0.13%
Boeing Company 2.70% 2022	300	300
Boeing Company 4.508% 2023	270	275
Boeing Company 2.75% 2026	91	88
Boeing Company 5.15% 2030	284	303
Boeing Company 5.805% 2050	95	110
Canadian Pacific Railway, Ltd. 2.45% 2031	78	73
Canadian Pacific Railway, Ltd. 3.10% 2051	102	90
CSX Corp. 4.75% 2048	50	58
American Funds Insurance Series — Capital Income Builder — Page 85 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Masco Corp. 3.125% 2051	$10	$8
Norfolk Southern Corp. 3.00% 2022	224	224
Union Pacific Corp. 2.80% 2032	17	16
Union Pacific Corp. 3.50% 2053	20	20
		1,565
Consumer staples 0.09%
7-Eleven, Inc. 0.80% 2024[3]	50	48
7-Eleven, Inc. 0.95% 2026[3]	60	55
7-Eleven, Inc. 1.30% 2028[3]	45	39
7-Eleven, Inc. 1.80% 2031[3]	325	280
Altria Group, Inc. 3.70% 2051	25	20
British American Tobacco PLC 4.70% 2027	105	108
British American Tobacco PLC 4.448% 2028	150	151
British American Tobacco PLC 4.54% 2047	82	73
British American Tobacco PLC 4.758% 2049	121	112
Kraft Heinz Company 3.00% 2026	93	92
Kraft Heinz Company 5.50% 2050	75	86
		1,064
Materials 0.03%
Dow Chemical Co. 3.60% 2050	75	70
International Flavors & Fragrances, Inc. 1.832% 2027[3]	100	91
International Flavors & Fragrances, Inc. 3.468% 2050[3]	10	9
LYB International Finance III, LLC 4.20% 2050	49	48
LYB International Finance III, LLC 3.625% 2051	102	93
		311
Real estate 0.02%
American Tower Corp. 4.05% 2032	11	11
Equinix, Inc. 1.55% 2028	25	22
Equinix, Inc. 3.20% 2029	144	138
Equinix, Inc. 2.50% 2031	47	42
		213
Total corporate bonds, notes & loans		22,832
Asset-backed obligations 0.53%
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,10]	197	187
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,10]	100	97
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[3,10]	250	248
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[3,10]	98	97
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,10]	359	339
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,10]	91	83
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,10]	92	87
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,10]	92	85
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,10]	323	300
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,10]	19	19
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[3,10]	114	113
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,10]	585	560
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,10]	93	87
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,10]	148	150
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,10]	247	234
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,10]	100	95
American Funds Insurance Series — Capital Income Builder — Page 86 of 251

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,10]	$268	$245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,10]	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,10]	100	91
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,10]	56	54
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,10]	166	158
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.189% 2062[3,10,11]	268	265
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,10]	254	238
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,10]	511	478
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,10]	935	873
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[3,10]	100	94
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,10]	100	95
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,10]	100	94
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,10]	91	84
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,10]	230	217
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[3,10,11]	335	312
		6,170
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Peru (Republic of) 2.783% 2031	190	179
Portuguese Republic 5.125% 2024	18	19
Qatar (State of) 4.50% 2028	200	219
Saudi Arabia (Kingdom of) 3.625% 2028	200	207
United Mexican States 3.25% 2030	200	193
		817
Municipals 0.02% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	14
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	239
Total municipals		253
Total bonds, notes & other debt instruments (cost: $196,293,000)		191,256
Short-term securities 6.46% Money market investments 6.03%	Shares
Capital Group Central Cash Fund 0.32%[7,14]	700,568	70,056
Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 0.32%[7,14,15]	23,248	2,325
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[14,15]	536,480	537
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[14,15]	537,147	537
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[14,15]	536,480	537
American Funds Insurance Series — Capital Income Builder — Page 87 of 251

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[14,15]	536,480	$536
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[14,15]	536,480	536
		5,008
Total short-term securities (cost: $75,064,000)		75,064
Total investment securities 102.00% (cost: $982,957,000)		1,184,865
Other assets less liabilities (2.00)%		(23,257)
Net assets 100.00%		$1,161,608
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
90 Day Euro Dollar Futures	Long	94	September 2022	$22,988	$(370)
2 Year U.S. Treasury Note Futures	Long	23	June 2022	4,874	4
5 Year U.S. Treasury Note Futures	Long	123	June 2022	14,106	(229)
10 Year U.S. Treasury Note Futures	Long	26	June 2022	3,195	(91)
10 Year Ultra U.S. Treasury Note Futures	Long	7	June 2022	948	(15)
20 Year U.S. Treasury Bond Futures	Long	11	June 2022	1,651	(39)
30 Year Ultra U.S. Treasury Bond Futures	Long	67	June 2022	11,867	(468)
					$(1,208)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
MXN	2,000	USD	96	Morgan Stanley	4/21/2022	$5
Swap contracts

Interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	$7,200	$969	$—	$969
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	1,800	558	—	558
						$1,527	$—	$1,527
American Funds Insurance Series — Capital Income Builder — Page 88 of 251

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Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$4,700	$291	$375	$(84)
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Investment funds 2.57%
Capital Group Central Corporate Bond Fund	$30,304	$1,853	$—	$—	$(2,303)	$29,854	$186
Short-term securities 6.23%
Money market investments 6.03%
Capital Group Central Cash Fund 0.32%[14]	42,892	62,271	35,101	(1)	(4)	70,057	22
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 0.32%[14,15]	1,954	371[16]				2,325	—[17]
Total short-term securities						72,382
Total 8.80%				$(1)	$(2,307)	$102,236	$208
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $292,206,000, which represented 25.16% of the net assets of the fund. This amount includes $291,628,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $5,460,000, which represented .47% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,137,000, which represented 1.73% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,604,000, which represented .14% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Rate represents the seven-day yield at 3/31/2022.
[15]	Security purchased with cash collateral from securities on loan.
[16]	Represents net activity.
[17]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Insurance Series — Capital Income Builder — Page 89 of 251

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Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
EUR = Euros
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 90 of 251

Asset Allocation Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 69.91% Information technology 14.41%	Shares	Value (000)
Microsoft Corp.	4,446,515	$1,370,905
Broadcom, Inc.	1,589,649	1,000,970
ASML Holding NV (New York registered) (ADR)	645,900	431,416
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,345,000	348,750
MKS Instruments, Inc.	1,500,000	225,000
NVIDIA Corp.	665,393	181,559
VeriSign, Inc.[1]	600,000	133,476
MicroStrategy, Inc., Class A1	203,897	99,159
RingCentral, Inc., Class A1	648,389	75,998
Concentrix Corp.	349,617	58,232
DocuSign, Inc.[1]	393,200	42,120
Mastercard, Inc., Class A	103,700	37,060
Paychex, Inc.	240,000	32,753
Apple, Inc.	150,000	26,191
GoDaddy, Inc., Class A1	281,000	23,520
KLA Corp.	49,000	17,937
Applied Materials, Inc.	135,000	17,793
Adobe, Inc.[1]	15,500	7,062
		4,129,901
Financials 10.98%
Apollo Asset Management, Inc.	3,886,410	240,919
CME Group, Inc., Class A	977,200	232,437
Chubb, Ltd.	900,000	192,510
Capital One Financial Corp.	1,400,000	183,806
JPMorgan Chase & Co.	1,233,100	168,096
First Republic Bank	1,000,000	162,100
Toronto-Dominion Bank (CAD denominated)	1,996,383	158,398
Bank of America Corp.	3,500,000	144,270
Synchrony Financial	4,100,000	142,721
Intercontinental Exchange, Inc.	1,076,000	142,161
Aon PLC, Class A	387,000	126,019
KKR & Co., Inc.	1,806,000	105,597
Western Alliance Bancorporation	1,182,849	97,963
SLM Corp.	4,530,000	83,171
Webster Financial Corp.	1,478,124	82,952
Ares Management Corp., Class A	1,015,403	82,481
Nasdaq, Inc.	456,300	81,313
Signature Bank	271,435	79,663
Brookfield Asset Management, Inc., Class A	1,260,000	71,278
M&T Bank Corp.	375,000	63,562
BlackRock, Inc.	74,700	57,083
EQT AB2	1,446,647	56,652
Fifth Third Bancorp	1,191,000	51,261
S&P Global, Inc.	118,700	48,688
Citigroup, Inc.	840,000	44,856
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 251

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Citizens Financial Group, Inc.	940,000	$42,610
The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	40,207
Antin Infrastructure Partners SA1,2	1,243,300	39,658
Blackstone, Inc., nonvoting shares	277,500	35,226
Bridgepoint Group PLC[1,2]	5,809,554	26,699
Blue Owl Capital, Inc., Class A	1,229,300	15,587
OneMain Holdings, Inc.	300,000	14,223
Progressive Corp.	105,000	11,969
Islandsbanki hf.[1,2]	9,555,235	9,430
Hong Kong Exchanges and Clearing, Ltd.[2]	170,000	8,012
Jonah Energy Parent LLC[1,2,3]	32,117	1,305
Sberbank of Russia PJSC (ADR)[2,3]	2,220,000	—[4]
		3,144,883
Health care 9.27%
UnitedHealth Group, Inc.	1,186,800	605,232
Johnson & Johnson	2,530,000	448,392
Cigna Corp.	1,035,000	247,996
Humana, Inc.	522,000	227,159
CVS Health Corp.	1,813,000	183,494
Abbott Laboratories	1,400,000	165,704
Regeneron Pharmaceuticals, Inc.[1]	214,600	149,881
Vertex Pharmaceuticals, Inc.[1]	567,500	148,100
Eli Lilly and Company	431,969	123,703
Gilead Sciences, Inc.	1,845,000	109,685
Thermo Fisher Scientific, Inc.	116,000	68,515
Bristol-Myers Squibb Company	620,347	45,304
Pfizer, Inc.	713,207	36,923
AbCellera Biologics, Inc.[1]	2,345,741	22,871
Horizon Therapeutics PLC[1]	192,328	20,235
Rotech Healthcare, Inc.[1,2,3,5]	184,138	19,887
Centene Corp.[1]	190,000	15,996
Ultragenyx Pharmaceutical, Inc.[1]	217,400	15,788
		2,654,865
Consumer discretionary 8.03%
Amazon.com, Inc.[1]	137,487	448,201
Aramark	11,000,000	413,600
Home Depot, Inc.	1,226,200	367,038
Dollar General Corp.	907,387	202,011
General Motors Company[1]	3,750,000	164,025
LVMH Moët Hennessy-Louis Vuitton SE2	224,596	159,928
Lear Corp.	800,000	114,072
Booking Holdings, Inc.[1]	47,045	110,483
Royal Caribbean Cruises, Ltd.[1]	1,311,024	109,838
Etsy, Inc.[1]	742,289	92,252
Caesars Entertainment, Inc.[1]	828,892	64,123
Xpeng, Inc., Class A (ADR)[1]	703,800	19,418
Darden Restaurants, Inc.	142,000	18,879
Chipotle Mexican Grill, Inc.[1]	5,800	9,176
Dr. Martens PLC[2]	2,375,000	7,388
		2,300,432
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 251

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Common stocks (continued) Consumer staples 6.05%	Shares	Value (000)
Philip Morris International, Inc.	8,467,421	$795,429
Nestlé SA2	2,500,000	324,552
Altria Group, Inc.	4,372,000	228,437
Archer Daniels Midland Company	1,880,000	169,689
British American Tobacco PLC (ADR)	1,927,543	81,265
British American Tobacco PLC[2]	1,540,000	64,413
Avenue Supermarts, Ltd.[1,2]	970,539	50,974
Costco Wholesale Corp.	26,000	14,972
Estée Lauder Companies, Inc., Class A	13,700	3,731
		1,733,462
Communication services 5.74%
Alphabet, Inc., Class C1	196,843	549,781
Alphabet, Inc., Class A1	8,450	23,502
Meta Platforms, Inc., Class A1	2,061,385	458,369
Charter Communications, Inc., Class A1	721,000	393,320
Comcast Corp., Class A	3,307,000	154,834
Activision Blizzard, Inc.	681,600	54,603
Netflix, Inc.[1]	14,800	5,544
Electronic Arts, Inc.	35,000	4,428
		1,644,381
Materials 5.21%
Vale SA, ordinary nominative shares	10,893,465	218,736
Dow, Inc.	3,200,000	203,904
Nucor Corp.	1,000,000	148,650
Mosaic Co.[1]	1,940,000	129,010
First Quantum Minerals, Ltd.	3,580,000	123,939
LyondellBasell Industries NV	1,175,000	120,814
Royal Gold, Inc.	845,000	119,382
Rio Tinto PLC[2]	1,175,000	93,208
Newmont Corp.	900,000	71,505
Allegheny Technologies, Inc.[1]	2,589,437	69,500
Wheaton Precious Metals Corp.[6]	1,353,000	64,376
Franco-Nevada Corp.	347,089	55,233
Nutrien, Ltd. (CAD denominated)	400,272	41,374
Air Products and Chemicals, Inc.	84,000	20,992
Sherwin-Williams Company	54,700	13,654
		1,494,277
Industrials 4.96%
Northrop Grumman Corp.	803,553	359,365
Lockheed Martin Corp.	744,500	328,622
L3Harris Technologies, Inc.	1,194,000	296,673
CSX Corp.	5,588,369	209,285
Storskogen Group AB, Class B1,2	23,562,528	56,848
Boeing Company[1]	268,000	51,322
Raytheon Technologies Corp.	395,000	39,133
Cintas Corp.	60,000	25,523
AMETEK, Inc.	140,000	18,645
Copart, Inc.[1]	116,000	14,555
Chart Industries, Inc.[1]	68,000	11,680
Air Lease Corp., Class A	220,000	9,823
		1,421,474
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 251

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Common stocks (continued) Energy 2.67%	Shares	Value (000)
Canadian Natural Resources, Ltd.	7,565,100	$468,435
Pioneer Natural Resources Company	782,000	195,524
Chevron Corp.	270,000	43,964
ConocoPhillips	402,000	40,200
Equitrans Midstream Corp.	1,060,000	8,946
Chesapeake Energy Corp.	68,796	5,985
Diamond Offshore Drilling, Inc.[1]	247,104	1,762
Diamond Offshore Drilling, Inc.[1,7]	86,354	616
McDermott International, Ltd.[1]	40,219	27
		765,459
Real estate 1.95%
MGM Growth Properties LLC REIT, Class A	4,798,800	185,713
VICI Properties, Inc. REIT	5,165,000	146,996
Gaming and Leisure Properties, Inc. REIT	2,595,400	121,802
STORE Capital Corp. REIT	2,200,000	64,306
Crown Castle International Corp. REIT	166,000	30,644
Equinix, Inc. REIT	12,700	9,419
		558,880
Utilities 0.64%
Enel SpA[2]	20,400,000	136,232
Evergy, Inc.	298,000	20,366
Exelon Corp.	416,000	19,814
Constellation Energy Corp.	138,666	7,800
		184,212
Total common stocks (cost: $12,285,357,000)		20,032,226
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,2,3,7]	450	317
Total preferred securities (cost: $465,000)		317
Rights & warrants 0.00% Energy 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,2,3]	4,392	—[4]
Total rights & warrants (cost: $0)		—[4]
Convertible stocks 0.17% Health care 0.17%
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[2,3,5]	50,000	50,000
Total convertible stocks (cost: $50,000,000)		50,000
Investment funds 5.25%
Capital Group Central Corporate Bond Fund[8]	163,909,733	1,503,052
Total investment funds (cost: $1,652,815,000)		1,503,052
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 251

unaudited
Bonds, notes & other debt instruments 21.01% U.S. Treasury bonds & notes 8.04% U.S. Treasury 5.95%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$83,545	$83,467
U.S. Treasury 1.375% 2022	280	280
U.S. Treasury 1.50% 2022	9,407	9,431
U.S. Treasury 1.625% 2022	94	94
U.S. Treasury 0.125% 2023	44,825	44,225
U.S. Treasury 0.125% 2023	3,425	3,333
U.S. Treasury 0.25% 2023	7,232	7,092
U.S. Treasury 0.375% 2023	15,089	14,670
U.S. Treasury 2.25% 2023	5,000	5,001
U.S. Treasury 2.375% 2023	5,000	5,035
U.S. Treasury 2.75% 2023	15,000	15,156
U.S. Treasury 0.25% 2024	10,000	9,608
U.S. Treasury 0.375% 2024	15,000	14,253
U.S. Treasury 1.00% 2024	10,725	10,307
U.S. Treasury 1.50% 2024	43,213	42,593
U.S. Treasury 1.50% 2024	22,500	21,950
U.S. Treasury 1.50% 2024	907	886
U.S. Treasury 2.125% 2024	5,000	4,980
U.S. Treasury 2.25% 2024	5,000	4,996
U.S. Treasury 2.25% 2024	72	72
U.S. Treasury 2.375% 2024	70,000	69,867
U.S. Treasury 2.50% 2024	225,000	225,800
U.S. Treasury 2.50% 2024	700	702
U.S. Treasury 0.25% 2025	43,812	40,788
U.S. Treasury 2.50% 2025	3,500	3,499
U.S. Treasury 2.75% 2025	3,229	3,251
U.S. Treasury 3.00% 2025	10,000	10,160
U.S. Treasury 0.375% 2026	75,000	69,133
U.S. Treasury 0.50% 2026	42,515	39,324
U.S. Treasury 0.75% 2026	49,333	45,966
U.S. Treasury 0.75% 2026	52	48
U.S. Treasury 0.875% 2026	565	526
U.S. Treasury 1.125% 2026	471	443
U.S. Treasury 1.50% 2026	500	479
U.S. Treasury 1.625% 2026	35,000	33,697
U.S. Treasury 1.625% 2026	27,000	25,998
U.S. Treasury 1.625% 2026	7,000	6,769
U.S. Treasury 1.625% 2026	1,500	1,448
U.S. Treasury 0.50% 2027	36,300	32,825
U.S. Treasury 0.50% 2027	20,000	18,105
U.S. Treasury 0.625% 2027	7,109	6,408
U.S. Treasury 1.125% 2027	762	715
U.S. Treasury 1.875% 2027	12,527	12,196
U.S. Treasury 2.25% 2027	78,250	77,455
U.S. Treasury 2.375% 2027	880	876
U.S. Treasury 1.25% 2028	3,142	2,917
U.S. Treasury 1.375% 2028	10,900	10,190
U.S. Treasury 1.50% 2028	50,000	47,111
U.S. Treasury 2.875% 2028	5,217	5,338
U.S. Treasury 0.625% 2030	20,225	17,644
U.S. Treasury 0.875% 2030	6,640	5,884
U.S. Treasury 1.50% 2030	36,651	34,391
U.S. Treasury 1.875% 2032	171,588	164,802
U.S. Treasury 1.125% 2040	62,775	49,573
American Funds Insurance Series — Asset Allocation Fund — Page 95 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2040	$52,695	$43,214
U.S. Treasury 1.75% 2041	47,854	41,573
U.S. Treasury 2.00% 2041	1,181	1,071
U.S. Treasury 2.375% 2042	1,587	1,532
U.S. Treasury 2.50% 2046	3,755	3,691
U.S. Treasury 3.00% 2047	9,355	10,123
U.S. Treasury 3.00% 2048	336	367
U.S. Treasury 2.25% 2049	15,000	14,306
U.S. Treasury 2.375% 2049[9]	75,000	73,545
U.S. Treasury 1.375% 2050	12,500	9,660
U.S. Treasury 2.00% 2050	13,825	12,486
U.S. Treasury 1.875% 2051[9]	144,629	127,041
U.S. Treasury 2.00% 2051[9]	1,356	1,226
U.S. Treasury 2.375% 2051	4,757	4,675
		1,706,267
U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	93,119	97,252
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	94,429	99,269
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	25,028	26,097
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	3,683	3,853
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	4,385	4,637
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	113,887	119,298
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	41,102	42,829
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	19,595	21,401
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	22,091	24,299
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	25,536	27,024
U.S. Treasury Inflation-Protected Security 0.125% 2032[10]	6,591	7,005
U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]	99,501	125,031
		597,995
Total U.S. Treasury bonds & notes		2,304,262
Corporate bonds, notes & loans 6.29% Financials 1.24%
ACE INA Holdings, Inc. 2.875% 2022	3,880	3,904
ACE INA Holdings, Inc. 3.35% 2026	880	893
ACE INA Holdings, Inc. 4.35% 2045	400	436
Advisor Group Holdings, LLC 6.25% 2028[7]	4,470	4,476
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	5,055
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	4,160
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,563
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,600
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	1,733
AG Merger Sub II, Inc. 10.75% 2027[7]	2,420	2,595
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[7]	2,100	2,024
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[7]	2,295	2,211
Ally Financial, Inc. 8.00% 2031	3,000	3,732
American International Group, Inc. 2.50% 2025	15,800	15,466
American International Group, Inc. 4.20% 2028	565	588
AmWINS Group, Inc. 4.875% 2029[7]	1,230	1,182
Aretec Escrow Issuer, Inc. 7.50% 2029[7]	1,000	963
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,268
American Funds Insurance Series — Asset Allocation Fund — Page 96 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	$6,000	$6,037
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[11]	6,000	5,869
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,313
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	1,565	1,455
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,323
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	1,500	1,312
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	1,000	870
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	5,000	4,457
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[11]	1,953	1,778
Bank of Nova Scotia 1.625% 2023	5,000	4,967
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,627
Berkshire Hathaway, Inc. 3.125% 2026	500	505
BNP Paribas 3.375% 2025[7]	3,225	3,211
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[7,11]	2,400	2,139
Castlelake Aviation Finance DAC 5.00% 2027[7]	3,370	3,015
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,092
CME Group, Inc. 3.75% 2028	3,425	3,515
Coinbase Global, Inc. 3.375% 2028[7]	2,300	2,035
Coinbase Global, Inc. 3.625% 2031[7]	1,900	1,623
Commonwealth Bank of Australia 3.35% 2024	1,225	1,239
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,012
Commonwealth Bank of Australia 2.688% 2031[7]	4,575	4,077
Compass Diversified Holdings 5.25% 2029[7]	820	772
Compass Diversified Holdings 5.00% 2032[7]	715	648
Corebridge Financial, Inc. 3.50% 2025[7]	642	642
Corebridge Financial, Inc. 3.65% 2027[7]	448	447
Corebridge Financial, Inc. 3.85% 2029[7]	378	378
Corebridge Financial, Inc. 3.90% 2032[7]	195	195
Corebridge Financial, Inc. 4.35% 2042[7]	114	114
Corebridge Financial, Inc. 4.40% 2052[7]	214	214
Crédit Agricole SA 4.375% 2025[7]	850	861
Credit Suisse Group AG 3.80% 2023	1,625	1,640
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	782
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[7,11]	6,000	6,015
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[11]	5,000	4,621
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,12,13]	816	773
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,3,12]	1,089	1,031
FS Energy and Power Fund 7.50% 2023[7]	1,995	2,046
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[11]	2,198	2,046
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[11]	8,423	8,063
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	393
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	2,323	2,116
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[11]	2,221	2,096
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	1,817
Groupe BPCE SA 2.75% 2023[7]	600	603
Groupe BPCE SA 5.70% 2023[7]	2,250	2,328
Groupe BPCE SA 5.15% 2024[7]	3,710	3,826
Groupe BPCE SA 1.00% 2026[7]	3,000	2,755
Hightower Holding, LLC 6.75% 2029[7]	870	853
HSBC Holdings PLC 4.25% 2024	3,000	3,045
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	610
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	3,000	2,855
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,503
American Funds Insurance Series — Asset Allocation Fund — Page 97 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 5.25% 2027	$1,185	$1,165
Icahn Enterprises Finance Corp. 4.375% 2029	1,525	1,402
Intercontinental Exchange, Inc. 2.65% 2040	7,425	6,358
Intesa Sanpaolo SpA 3.375% 2023[7]	750	752
Intesa Sanpaolo SpA 3.25% 2024[7]	750	743
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,745
Intesa Sanpaolo SpA 3.875% 2027[7]	300	293
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,772
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	2,845
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	2,412	2,195
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,152
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,608
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	751
Lloyds Banking Group PLC 4.05% 2023	2,000	2,036
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	735
Lloyds Banking Group PLC 4.375% 2028	2,150	2,200
LPL Holdings, Inc. 4.625% 2027[7]	2,700	2,658
LPL Holdings, Inc. 4.375% 2031[7]	1,805	1,749
Marsh & McLennan Companies, Inc. 3.875% 2024	820	838
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,804
Marsh & McLennan Companies, Inc. 4.90% 2049	719	835
Marsh & McLennan Companies, Inc. 2.90% 2051	920	767
MGIC Investment Corp. 5.25% 2028	1,175	1,162
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,601
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	303
Morgan Stanley 3.125% 2026	325	323
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,061
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	1,879
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[11]	2,421	2,188
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[11]	7,500	7,042
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	790
MSCI, Inc. 3.625% 2031[7]	2,225	2,098
MSCI, Inc. 3.25% 2033[7]	575	518
National Australia Bank, Ltd. 1.887% 2027[7]	5,000	4,712
Navient Corp. 5.50% 2023	2,594	2,629
Navient Corp. 5.875% 2024	1,005	1,027
Navient Corp. 6.125% 2024	8,030	8,184
Navient Corp. 5.50% 2029	5,870	5,474
New York Life Global Funding 2.35% 2026[7]	590	573
Northwestern Mutual Global Funding 1.75% 2027[7]	9,400	8,822
Owl Rock Capital Corp. 3.75% 2025	2,874	2,783
Owl Rock Capital Corp. 4.00% 2025	102	100
Owl Rock Capital Corp. 3.375% 2026	1,290	1,213
Owl Rock Capital Corp. II 4.625% 2024[7]	2,305	2,301
Owl Rock Capital Corp. III 3.125% 2027[7]	2,520	2,233
Owl Rock Core Income Corp. 4.70% 2027[7]	2,500	2,408
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[7]	1,125	1,148
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,455
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,047
Power Financial Corp., Ltd. 5.25% 2028	383	404
Power Financial Corp., Ltd. 6.15% 2028	350	387
Power Financial Corp., Ltd. 4.50% 2029	554	554
American Funds Insurance Series — Asset Allocation Fund — Page 98 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Financial Corp., Ltd. 3.95% 2030	$1,213	$1,163
Prudential Financial, Inc. 4.35% 2050	2,205	2,404
Prudential Financial, Inc. 3.70% 2051	755	741
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,377
Rabobank Nederland 4.375% 2025	4,500	4,577
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[7]	2,110	1,942
Royal Bank of Canada 1.15% 2025	4,711	4,451
Ryan Specialty Group, LLC 4.375% 2030[7]	270	256
Springleaf Finance Corp. 6.125% 2024	2,550	2,617
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,181
Starwood Property Trust, Inc. 4.375% 2027[7]	1,540	1,496
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	2,910
Toronto-Dominion Bank 2.65% 2024	625	625
Toronto-Dominion Bank 0.75% 2025	5,375	4,960
Toronto-Dominion Bank 1.25% 2026	4,000	3,684
Toronto-Dominion Bank 1.95% 2027	2,500	2,371
Toronto-Dominion Bank 2.45% 2032	1,500	1,387
Travelers Companies, Inc. 4.00% 2047	860	889
U.S. Bancorp 2.375% 2026	4,000	3,904
UBS Group AG 4.125% 2025[7]	2,750	2,804
UniCredit SpA 3.75% 2022[7]	5,725	5,726
UniCredit SpA 4.625% 2027[7]	625	627
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	7,744
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[11]	4,337	4,332
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	694
Westpac Banking Corp. 2.75% 2023	1,750	1,762
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	3,000	2,894
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	2,908
Westpac Banking Corp. 2.963% 2040	1,500	1,264
		354,920
Energy 0.81%
Antero Midstream Partners LP 5.375% 2029[7]	2,170	2,172
Antero Resources Corp. 7.625% 2029[7]	1,634	1,769
Ascent Resources - Utica LLC 7.00% 2026[7]	2,000	2,054
Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,030
Bonanza Creek Energy, Inc. 5.00% 2026[7]	480	476
BP Capital Markets America, Inc. 2.772% 2050	681	571
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,945
Canadian Natural Resources, Ltd. 2.05% 2025	961	923
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,730
Cenovus Energy, Inc. 4.25% 2027	5,690	5,881
Cheniere Energy Partners LP 4.50% 2029	1,085	1,092
Cheniere Energy Partners LP 4.00% 2031	4,485	4,355
Cheniere Energy Partners LP 3.25% 2032[7]	998	909
Cheniere Energy, Inc. 4.625% 2028	4,645	4,667
Chesapeake Energy Corp. 4.875% 2022[14]	7,225	145
Chesapeake Energy Corp. 5.50% 2026[7]	685	703
Chesapeake Energy Corp. 5.875% 2029[7]	2,240	2,316
Chevron Corp. 1.995% 2027	2,631	2,528
Chevron USA, Inc. 1.018% 2027	2,850	2,594
American Funds Insurance Series — Asset Allocation Fund — Page 99 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
CNX Midstream Partners LP 4.75% 2030[7]	$1,055	$989
CNX Resources Corp. 7.25% 2027[7]	1,725	1,828
CNX Resources Corp. 6.00% 2029[7]	2,675	2,705
Comstock Resources, Inc. 5.875% 2030[7]	450	444
Constellation Oil Services Holding SA 10.00% PIK 2024[7,14,15]	1,084	410
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,13,15]	204	204
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[13,15]	185	185
Diamondback Energy, Inc. 4.40% 2051	3,896	3,968
DT Midstream, Inc. 4.375% 2031[7]	1,680	1,612
Enbridge Energy Partners LP, Series B, 7.50% 2038	300	401
Enbridge, Inc. 4.00% 2023	278	282
Enbridge, Inc. 2.50% 2025	300	295
Enbridge, Inc. 3.70% 2027	62	63
Energy Transfer Operating LP 5.00% 2050	7,103	7,216
Energy Transfer Partners LP 4.50% 2024	1,210	1,239
Energy Transfer Partners LP 4.75% 2026	2,494	2,594
Energy Transfer Partners LP 5.25% 2029	757	809
Energy Transfer Partners LP 6.00% 2048	774	861
Energy Transfer Partners LP 6.25% 2049	757	872
Enterprise Products Operating LLC 4.90% 2046	500	542
EQM Midstream Partners LP 4.125% 2026	686	660
EQM Midstream Partners LP 6.50% 2027[7]	1,690	1,768
EQM Midstream Partners LP 5.50% 2028	3,088	3,106
EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,531
EQT Corp. 6.625% 2025[11]	1,035	1,095
EQT Corp. 3.90% 2027	910	909
EQT Corp. 5.00% 2029	340	351
EQT Corp. 7.50% 2030[11]	1,110	1,288
EQT Corp. 3.625% 2031[7]	400	383
Equinor ASA 3.00% 2027	4,000	3,986
Equinor ASA 3.625% 2028	3,685	3,754
Exxon Mobil Corp. 2.019% 2024	643	637
Exxon Mobil Corp. 2.44% 2029	1,963	1,882
Exxon Mobil Corp. 3.452% 2051	1,000	974
Genesis Energy, LP 6.50% 2025	3,572	3,529
Genesis Energy, LP 6.25% 2026	905	877
Genesis Energy, LP 8.00% 2027	2,690	2,770
Halliburton Company 3.80% 2025	6	6
Harvest Midstream I, LP 7.50% 2028[7]	850	869
Hess Midstream Operations LP 4.25% 2030[7]	960	908
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,158
Hilcorp Energy I, LP 6.00% 2031[7]	460	463
Kinder Morgan, Inc. 3.60% 2051	1,445	1,288
Marathon Oil Corp. 4.40% 2027	1,005	1,038
MPLX LP 4.125% 2027	500	512
MPLX LP 2.65% 2030	4,273	3,922
MPLX LP 4.50% 2038	750	768
MPLX LP 4.70% 2048	1,101	1,113
MPLX LP 5.50% 2049	4,491	4,989
New Fortress Energy, Inc. 6.75% 2025[7]	545	549
New Fortress Energy, Inc. 6.50% 2026[7]	2,435	2,415
NGL Energy Operating LLC 7.50% 2026[7]	9,740	9,593
NGL Energy Partners LP 6.125% 2025	3,222	2,807
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,558
American Funds Insurance Series — Asset Allocation Fund — Page 100 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Oasis Petroleum, Inc. 6.375% 2026[7]	$1,945	$1,996
ONEOK, Inc. 5.85% 2026	2,469	2,656
ONEOK, Inc. 5.20% 2048	2,500	2,670
Parkland Corp. 4.625% 2030[7]	1,035	964
Petróleos Mexicanos 6.875% 2025	3,755	3,941
Petróleos Mexicanos 5.35% 2028	1,870	1,784
Pioneer Natural Resources Company 2.15% 2031	1,669	1,506
Plains All American Pipeline LP 3.80% 2030	113	111
Range Resources Corp. 4.875% 2025	565	573
Range Resources Corp. 8.25% 2029	1,040	1,141
Range Resources Corp. 4.75% 2030[7]	1,670	1,661
Rockcliff Energy II LLC 5.50% 2029[7]	310	311
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,610
SA Global Sukuk, Ltd. 1.602% 2026[7]	13,915	13,099
SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,577
Sabine Pass Liquefaction, LLC 4.50% 2030	1,629	1,706
Schlumberger BV 3.75% 2024[7]	495	504
Schlumberger BV 4.00% 2025[7]	70	71
Southwestern Energy Co. 7.75% 2027	2,450	2,597
Southwestern Energy Co. 8.375% 2028	395	434
Southwestern Energy Co. 5.375% 2029	1,355	1,374
Southwestern Energy Co. 5.375% 2030	1,945	1,979
Southwestern Energy Co. 4.75% 2032	960	960
Statoil ASA 3.25% 2024	2,850	2,878
Statoil ASA 4.25% 2041	2,000	2,161
Suncor Energy, Inc. 3.10% 2025	3,687	3,666
Sunoco Logistics Operating Partners LP 5.40% 2047	650	683
Sunoco LP 4.50% 2029	1,050	992
Sunoco LP 4.50% 2030[7]	1,255	1,158
Targa Resources Partners LP 5.50% 2030	2,260	2,350
Targa Resources Partners LP 4.875% 2031	1,665	1,684
Teekay Offshore Partners LP 8.50% 2023[2,3,7]	3,550	3,231
Total SE 2.986% 2041	4,544	4,156
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,134
TransCanada PipeLines, Ltd. 4.10% 2030	598	619
TransCanada PipeLines, Ltd. 4.75% 2038	2,000	2,164
TransCanada PipeLines, Ltd. 4.875% 2048	700	788
Valero Energy Corp. 4.00% 2029	4,000	4,085
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	840	826
Weatherford International, Ltd. 11.00% 2024[7]	1,196	1,239
Weatherford International, Ltd. 6.50% 2028[7]	2,380	2,463
Weatherford International, Ltd. 8.625% 2030[7]	5,155	5,240
Western Gas Partners LP 4.50% 2028	4,468	4,566
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[11]	1,125	1,121
Williams Companies, Inc. 3.50% 2030	1,094	1,083
Williams Companies, Inc. 2.60% 2031	527	486
		230,833
Consumer discretionary 0.67%
Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,571
Amazon.com, Inc. 2.10% 2031	2,379	2,214
Amazon.com, Inc. 2.70% 2060	2,765	2,292
American Honda Finance Corp. 3.50% 2028	750	759
Asbury Automotive Group, Inc. 4.625% 2029[7]	2,115	1,972
American Funds Insurance Series — Asset Allocation Fund — Page 101 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Atlas LuxCo 4 SARL 4.625% 2028[7]	$1,065	$997
Bayerische Motoren Werke AG 2.25% 2023[7]	300	299
Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,470
Caesars Entertainment, Inc. 6.25% 2025[7]	2,815	2,910
Carnival Corp. 4.00% 2028[7]	3,875	3,609
Carvana Co. 5.625% 2025[7]	1,340	1,265
Carvana Co. 5.50% 2027[7]	3,461	3,094
Carvana Co. 5.875% 2028[7]	3,474	3,098
Carvana Co. 4.875% 2029[7]	2,150	1,778
Daimler Trucks Finance North America, LLC 3.50% 2025[7]	2,000	1,998
Daimler Trucks Finance North America, LLC 2.00% 2026[7]	2,400	2,238
Daimler Trucks Finance North America, LLC 3.65% 2027[7]	450	449
Daimler Trucks Finance North America, LLC 2.375% 2028[7]	1,350	1,230
Fertitta Entertainment, Inc. 4.625% 2029[7]	3,580	3,399
Fertitta Entertainment, Inc. 6.75% 2030[7]	1,790	1,649
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[7]	1,300	1,214
Ford Motor Credit Company LLC 3.375% 2025	4,475	4,379
Ford Motor Credit Company LLC 5.125% 2025	5,855	5,979
Ford Motor Credit Company LLC 2.70% 2026	2,110	1,965
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,455
General Motors Financial Co. 3.50% 2024	4,145	4,157
General Motors Financial Co. 2.35% 2027	272	254
General Motors Financial Co. 2.70% 2027	467	440
Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,720
Hilton Grand Vacations Borrower 5.00% 2029[7]	3,580	3,421
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,783
Home Depot, Inc. 1.50% 2028	3,000	2,734
Home Depot, Inc. 3.90% 2028	825	865
Home Depot, Inc. 2.95% 2029	4,000	3,971
Home Depot, Inc. 1.875% 2031	3,000	2,685
Home Depot, Inc. 4.25% 2046	2,000	2,197
Home Depot, Inc. 4.50% 2048	428	483
Hyundai Capital America 3.25% 2022[7]	480	482
Hyundai Capital America 1.00% 2024[7]	3,025	2,848
Hyundai Capital America 1.50% 2026[7]	850	774
Hyundai Capital America 1.65% 2026[7]	3,075	2,808
Hyundai Capital America 2.375% 2027[7]	2,579	2,366
Hyundai Capital America 2.10% 2028[7]	3,075	2,716
International Game Technology PLC 6.50% 2025[7]	2,855	2,997
International Game Technology PLC 5.25% 2029[7]	6,490	6,481
Kontoor Brands, Inc. 4.125% 2029[7]	910	834
Lithia Motors, Inc. 3.875% 2029[7]	1,425	1,349
Lithia Motors, Inc. 4.375% 2031[7]	1,025	992
Lowe’s Companies, Inc. 1.70% 2030	966	844
Marriott International, Inc. 2.75% 2033	2,500	2,211
Melco International Development, Ltd. 5.75% 2028[7]	1,710	1,514
MGM Growth Properties LLC 5.625% 2024	775	799
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,059
MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,190
MGM Resorts International 4.50% 2026	600	604
NCL Corp., Ltd. 5.875% 2027[7]	1,375	1,356
NCL Corp., Ltd. 7.75% 2029[7]	1,375	1,386
Neiman Marcus Group, LLC 7.125% 2026[7]	1,345	1,383
Party City Holdings, Inc. 8.75% 2026[7]	685	654
American Funds Insurance Series — Asset Allocation Fund — Page 102 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Penske Automotive Group, Inc. 3.75% 2029	$1,375	$1,232
Premier Entertainment Sub LLC 5.625% 2029[7]	1,690	1,456
Premier Entertainment Sub LLC 5.875% 2031[7]	1,690	1,446
QVC, Inc. 4.75% 2027	220	211
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	2,023	2,225
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	3,120	2,908
Royal Caribbean Cruises, Ltd. 5.375% 2027[7]	2,520	2,425
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,744
Sands China, Ltd. 2.30% 2027[7]	2,075	1,813
Scientific Games Corp. 8.25% 2026[7]	5,805	6,044
Scientific Games Corp. 7.00% 2028[7]	750	779
Scientific Games Corp. 7.25% 2029[7]	2,085	2,188
Sonic Automotive, Inc. 4.625% 2029[7]	2,935	2,645
Sonic Automotive, Inc. 4.875% 2031[7]	500	445
Stellantis Finance US, Inc. 1.711% 2027[7]	2,200	2,009
Stellantis Finance US, Inc. 2.691% 2031[7]	2,150	1,891
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	974
Tempur Sealy International, Inc. 3.875% 2031[7]	1,205	1,035
The Gap, Inc. 3.625% 2029[7]	486	434
The Gap, Inc. 3.875% 2031[7]	323	282
Toyota Motor Credit Corp. 0.80% 2026	2,265	2,099
Toyota Motor Credit Corp. 1.90% 2027	7,950	7,571
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,414
Travel + Leisure Co. 4.50% 2029[7]	2,100	1,951
VICI Properties LP 4.625% 2029[7]	995	994
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	1,100	1,085
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	438
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	2,999
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	3,842
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	3,989
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,145
Wheel Pros, Inc. 6.50% 2029[7]	1,750	1,537
Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,211
Wyndham Worldwide Corp. 4.375% 2028[7]	2,255	2,173
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	2,193	2,191
		191,465
Health care 0.66%
AbbVie, Inc. 3.80% 2025	206	210
AbbVie, Inc. 2.95% 2026	1,445	1,434
AdaptHealth, LLC 5.125% 2030[7]	830	772
AmerisourceBergen Corp. 0.737% 2023	2,918	2,877
Amgen, Inc. 4.20% 2052	875	908
Amgen, Inc. 4.40% 2062	1,697	1,760
Anthem, Inc. 2.375% 2025	818	807
AstraZeneca Finance LLC 1.20% 2026	3,786	3,515
AstraZeneca Finance LLC 1.75% 2028	1,871	1,728
AstraZeneca Finance LLC 2.25% 2031	146	136
AstraZeneca PLC 3.375% 2025	1,140	1,158
AstraZeneca PLC 3.00% 2051	573	529
Bausch Health Companies, Inc. 6.125% 2027[7]	1,600	1,612
Bausch Health Companies, Inc. 4.875% 2028[7]	2,125	2,038
Bausch Health Companies, Inc. 5.00% 2028[7]	1,735	1,432
Bausch Health Companies, Inc. 5.25% 2031[7]	3,910	3,049
American Funds Insurance Series — Asset Allocation Fund — Page 103 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International, Inc. 1.322% 2024[7]	$7,109	$6,795
Baxter International, Inc. 1.915% 2027[7]	4,739	4,436
Baxter International, Inc. 2.272% 2028[7]	3,180	2,949
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,703
Becton, Dickinson and Company 3.363% 2024	198	200
Boston Scientific Corp. 3.45% 2024	313	317
Centene Corp. 4.25% 2027	565	568
Centene Corp. 2.45% 2028	1,325	1,212
Centene Corp. 4.625% 2029	4,785	4,832
Centene Corp. 3.00% 2030	5,865	5,396
Cigna Corp. 3.75% 2023	245	249
Cigna Corp. 4.80% 2038	2,692	2,956
Community Health Systems, Inc. 5.25% 2030[7]	2,935	2,821
CVS Health Corp. 4.30% 2028	588	616
DaVita, Inc. 4.625% 2030[7]	1,025	959
Eli Lilly and Company 3.375% 2029	1,353	1,388
GlaxoSmithKline PLC 3.625% 2025	3,585	3,665
HCA, Inc. 5.375% 2025	515	536
HCA, Inc. 3.375% 2029[7]	804	783
HCA, Inc. 3.50% 2030	4,050	3,920
HCA, Inc. 3.625% 2032[7]	2,000	1,962
HCA, Inc. 4.375% 2042[7]	1,500	1,482
HCA, Inc. 4.625% 2052[7]	1,500	1,516
Jazz Securities DAC 4.375% 2029[7]	1,975	1,916
Medtronic, Inc. 3.50% 2025	467	477
Merck & Co., Inc. 1.90% 2028	2,611	2,460
Merck & Co., Inc. 2.75% 2051	1,103	963
Molina Healthcare, Inc. 4.375% 2028[7]	440	436
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	2,789
Molina Healthcare, Inc. 3.875% 2032[7]	3,855	3,674
Novant Health, Inc. 3.168% 2051	3,750	3,394
Novartis Capital Corp. 1.75% 2025	1,250	1,221
Novartis Capital Corp. 2.00% 2027	2,386	2,299
Owens & Minor, Inc. 4.375% 2024	5,615	5,707
Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,523
Par Pharmaceutical, Inc. 7.50% 2027[7]	5,678	5,308
Pfizer, Inc. 2.95% 2024	825	835
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,12,13,15]	4,803	4,803
Shire PLC 2.875% 2023	1,365	1,369
Summa Health 3.511% 2051	1,655	1,580
Tenet Healthcare Corp. 4.875% 2026[7]	11,225	11,337
Tenet Healthcare Corp. 4.25% 2029[7]	2,060	1,978
Tenet Healthcare Corp. 4.375% 2030[7]	1,925	1,850
Teva Pharmaceutical Finance Co. BV 6.00% 2024	7,016	7,200
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,038
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,139
Teva Pharmaceutical Finance Co. BV 5.125% 2029	9,995	9,621
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,794
Thermo Fisher Scientific, Inc. 2.00% 2031	2,942	2,645
UnitedHealth Group, Inc. 1.15% 2026	2,610	2,429
UnitedHealth Group, Inc. 2.00% 2030	974	898
UnitedHealth Group, Inc. 2.30% 2031	1,312	1,234
UnitedHealth Group, Inc. 3.05% 2041	3,875	3,618
American Funds Insurance Series — Asset Allocation Fund — Page 104 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 3.25% 2051	$2,504	$2,360
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	5,757	5,811
		189,932
Communication services 0.64%
Alphabet, Inc. 1.998% 2026	3,000	2,927
Alphabet, Inc. 1.90% 2040	1,375	1,124
Alphabet, Inc. 2.25% 2060	1,265	987
AT&T, Inc. 3.30% 2052	1,825	1,570
AT&T, Inc. 3.50% 2053	4,750	4,186
AT&T, Inc. 3.55% 2055	1,125	996
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	500	519
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,290
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,405
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	3,875	3,522
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	4,153	3,556
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,483
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[7]	2,150	2,005
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	3,000	2,539
Comcast Corp. 2.35% 2027	4,000	3,894
Comcast Corp. 3.20% 2036	375	359
Comcast Corp. 3.90% 2038	250	258
Comcast Corp. 2.80% 2051	791	670
Comcast Corp. 2.887% 2051[7]	2,571	2,178
CSC Holdings, LLC 3.375% 2031[7]	1,875	1,582
Deutsche Telekom International Finance BV 9.25% 2032	2,500	3,646
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	3,655	3,600
Embarq Corp. 7.995% 2036	3,450	3,330
Fox Corp. 4.03% 2024	1,120	1,144
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,213
Frontier Communications Corp. 5.00% 2028[7]	5,550	5,335
Frontier Communications Corp. 6.75% 2029[7]	3,050	2,932
Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,696
Frontier Communications Holdings, LLC 6.00% 2030[7]	1,900	1,760
Gray Escrow II, Inc. 5.375% 2031[7]	900	862
iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,064
Intelsat Jackson Holding Co. 6.50% 2030[7]	2,891	2,891
Ligado Networks LLC 15.50% PIK 2023[7,15]	2,583	1,966
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,272
Magallanes, Inc. 3.638% 2025[7]	3,807	3,834
Magallanes, Inc. 3.755% 2027[7]	3,518	3,517
Magallanes, Inc. 4.054% 2029[7]	1,435	1,444
Magallanes, Inc. 4.279% 2032[7]	2,903	2,920
Magallanes, Inc. 5.05% 2042[7]	4,590	4,691
Magallanes, Inc. 5.141% 2052[7]	4,949	5,075
Midas OpCo Holdings LLC 5.625% 2029[7]	3,205	3,028
Netflix, Inc. 4.875% 2028	1,250	1,313
Netflix, Inc. 5.875% 2028	2,175	2,403
Netflix, Inc. 5.375% 2029[7]	25	27
Netflix, Inc. 6.375% 2029	50	57
News Corp. 3.875% 2029[7]	875	828
News Corp. 5.125% 2032[7]	550	554
Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,079
SBA Tower Trust 1.631% 2026[7]	8,707	8,188
American Funds Insurance Series — Asset Allocation Fund — Page 105 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Scripps Escrow II, Inc. 3.875% 2029[7]	$2,325	$2,164
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,050
Sirius XM Radio, Inc. 4.00% 2028[7]	3,575	3,401
Sirius XM Radio, Inc. 4.125% 2030[7]	950	891
Sirius XM Radio, Inc. 3.875% 2031[7]	1,975	1,801
Sprint Corp. 7.625% 2026	3,625	4,096
Sprint Corp. 6.875% 2028	7,550	8,762
TEGNA, Inc. 4.75% 2026[7]	435	436
TEGNA, Inc. 5.00% 2029	1,500	1,506
T-Mobile US, Inc. 1.50% 2026	500	467
T-Mobile US, Inc. 2.05% 2028	325	297
T-Mobile US, Inc. 3.375% 2029[7]	1,700	1,619
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,597	13,511
Univision Communications, Inc. 6.625% 2027[7]	5,800	6,082
Univision Communications, Inc. 4.50% 2029[7]	3,475	3,312
Verizon Communications, Inc. 2.10% 2028	1,835	1,714
Verizon Communications, Inc. 2.875% 2050	2,500	2,097
Virgin Media O2 4.25% 2031[7]	4,525	4,145
Virgin Media Secured Finance PLC 4.50% 2030[7]	2,115	1,975
VMED O2 UK Financing I PLC 4.75% 2031[7]	225	212
Vodafone Group PLC 4.375% 2028	350	367
Vodafone Group PLC 5.25% 2048	500	562
Vodafone Group PLC 4.25% 2050	4,350	4,350
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,655
Ziggo Bond Finance BV 4.875% 2030[7]	725	684
		184,875
Industrials 0.50%
ADT Security Corp. 4.125% 2029[7]	1,630	1,516
Allison Transmission Holdings, Inc. 3.75% 2031[7]	3,965	3,603
American Airlines, Inc. 5.50% 2026[7]	1,005	1,014
Avis Budget Car Rental, LLC 5.75% 2027[7]	1,025	1,028
Avis Budget Group, Inc. 5.375% 2029[7]	2,450	2,417
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,583
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,112
Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	1,951
Boeing Company 4.875% 2025	1,555	1,606
Boeing Company 3.10% 2026	251	247
Boeing Company 3.25% 2028	4,000	3,861
Boeing Company 5.15% 2030	1,100	1,175
Boeing Company 3.60% 2034	6,250	5,841
Boeing Company 5.805% 2050	4,000	4,633
Bombardier, Inc. 7.50% 2024[7]	760	786
Bombardier, Inc. 7.125% 2026[7]	2,900	2,846
Bombardier, Inc. 7.875% 2027[7]	6,570	6,440
Bombardier, Inc. 6.00% 2028[7]	1,010	948
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	5,454
BWX Technologies, Inc. 4.125% 2029[7]	1,025	989
Canadian National Railway Company 3.20% 2046	930	879
Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,307
Canadian Pacific Railway, Ltd. 2.45% 2031	1,738	1,616
Canadian Pacific Railway, Ltd. 3.10% 2051	1,829	1,622
Clarivate Science Holdings Corp. 3.875% 2028[7]	590	564
Clarivate Science Holdings Corp. 4.875% 2029[7]	520	490
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unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CoreLogic, Inc. 4.50% 2028[7]	$6,075	$5,740
Covert Mergeco, Inc. 4.875% 2029[7]	1,035	989
CSX Corp. 4.25% 2029	1,062	1,127
CSX Corp. 4.30% 2048	1,125	1,212
CSX Corp. 2.50% 2051	1,125	913
General Electric Capital Corp. 4.418% 2035	649	698
Honeywell International, Inc. 2.30% 2024	2,640	2,635
Honeywell International, Inc. 1.35% 2025	5,947	5,735
Honeywell International, Inc. 2.70% 2029	1,470	1,449
Icahn Enterprises Finance Corp. 4.75% 2024	2,090	2,102
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,284
LSC Communications, Inc. 8.75% 2023[2,3,7,14]	4,063	39
Masco Corp. 1.50% 2028	774	683
Masco Corp. 2.00% 2031	497	432
Masco Corp. 3.125% 2051	230	192
MasTec, Inc. 4.50% 2028[7]	1,425	1,415
Meritor, Inc. 4.50% 2028[7]	730	733
Norfolk Southern Corp. 3.05% 2050	2,746	2,454
Northrop Grumman Corp. 2.93% 2025	1,820	1,826
Northrop Grumman Corp. 3.25% 2028	3,495	3,501
Otis Worldwide Corp. 2.293% 2027	2,135	2,015
Raytheon Technologies Corp. 1.90% 2031	2,615	2,317
Raytheon Technologies Corp. 2.82% 2051	3,000	2,534
Roller Bearing Company of America, Inc. 4.375% 2029[7]	195	182
Rolls-Royce PLC 5.75% 2027[7]	765	787
Siemens AG 1.20% 2026[7]	3,887	3,614
Siemens AG 1.70% 2028[7]	3,700	3,418
SkyMiles IP, Ltd. 4.75% 2028[7]	3,475	3,508
The Brink’s Co. 4.625% 2027[7]	2,385	2,324
TransDigm, Inc. 6.25% 2026[7]	3,476	3,573
TransDigm, Inc. 5.50% 2027	2,200	2,186
Triumph Group, Inc. 6.25% 2024[7]	1,270	1,266
Triumph Group, Inc. 8.875% 2024[7]	1,002	1,060
Triumph Group, Inc. 7.75% 2025[7]	875	882
Union Pacific Corp. 2.15% 2027	2,318	2,232
Union Pacific Corp. 2.40% 2030	2,414	2,287
Union Pacific Corp. 2.891% 2036	1,650	1,545
Union Pacific Corp. 2.95% 2052	1,000	889
Union Pacific Corp. 3.75% 2070	546	535
Union Pacific Corp. 3.799% 2071	545	544
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,296
United Airlines, Inc. 4.375% 2026[7]	975	960
United Airlines, Inc. 4.625% 2029[7]	2,225	2,119
United Rentals, Inc. 3.875% 2031	2,050	1,935
United Technologies Corp. 3.65% 2023	52	53
United Technologies Corp. 3.95% 2025	3,155	3,257
United Technologies Corp. 4.125% 2028	1,075	1,125
Vertical U.S. Newco, Inc. 5.25% 2027[7]	2,000	1,980
		143,110
Materials 0.42%
Alcoa Nederland Holding BV 4.125% 2029[7]	950	932
Allegheny Technologies, Inc. 4.875% 2029	710	674
Allegheny Technologies, Inc. 5.125% 2031	930	874
American Funds Insurance Series — Asset Allocation Fund — Page 107 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Anglo American Capital PLC 2.25% 2028[7]	$484	$443
Anglo American Capital PLC 2.625% 2030[7]	5,000	4,541
Anglo American Capital PLC 3.95% 2050[7]	2,281	2,143
Arconic Rolled Products Corp. 6.125% 2028[7]	750	754
Ball Corp. 3.125% 2031	3,520	3,154
Canpack SA / Canpack US, LLC 3.875% 2029[7]	935	820
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	600
Cleveland-Cliffs, Inc. 5.875% 2027	9,000	9,248
Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,804
Cleveland-Cliffs, Inc. 4.875% 2031[7]	1,351	1,339
CVR Partners LP 6.125% 2028[7]	745	746
Dow Chemical Co. 3.625% 2026	1,884	1,908
Dow Chemical Co. 3.60% 2050	1,328	1,240
First Quantum Minerals, Ltd. 6.50% 2024[7]	2,204	2,221
First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,534
First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,730
First Quantum Minerals, Ltd. 6.875% 2027[7]	4,240	4,446
FXI Holdings, Inc. 7.875% 2024[7]	726	724
FXI Holdings, Inc. 12.25% 2026[7]	4,392	4,761
Glencore Funding LLC 4.125% 2024[7]	945	958
Hexion, Inc. 7.875% 2027[7]	2,045	2,158
International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	4,918
International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,024
International Paper Co. 7.30% 2039	2,005	2,649
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	765	829
Kaiser Aluminum Corp. 4.625% 2028[7]	1,620	1,525
LSB Industries, Inc. 6.25% 2028[7]	860	873
LYB International Finance III, LLC 2.25% 2030	1,198	1,081
LYB International Finance III, LLC 3.375% 2040	5,848	5,250
LYB International Finance III, LLC 3.625% 2051	4,088	3,713
LYB International Finance III, LLC 3.80% 2060	1,186	1,038
Methanex Corp. 5.125% 2027	6,180	6,219
Mosaic Co. 3.25% 2022	1,125	1,133
Mosaic Co. 4.05% 2027	1,050	1,077
Nova Chemicals Corp. 4.25% 2029[7]	1,875	1,731
Novelis Corp. 3.875% 2031[7]	1,115	1,022
Praxair, Inc. 1.10% 2030	2,938	2,525
Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,592
SCIH Salt Holdings, Inc. 4.875% 2028[7]	3,485	3,289
SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,107
Sherwin-Williams Company 2.75% 2022	29	29
Sherwin-Williams Company 3.125% 2024	275	277
Sherwin-Williams Company 3.80% 2049	5,208	5,024
Venator Materials Corp. 5.75% 2025[7]	5,845	4,706
Venator Materials Corp. 9.50% 2025[7]	1,495	1,569
Warrior Met Coal, Inc. 7.875% 2028[7]	2,900	3,055
Westlake Chemical Corp. 4.375% 2047	500	507
		120,514
Utilities 0.40%
Ameren Corp. 2.50% 2024	969	957
American Electric Power Company, Inc. 2.95% 2022	3,020	3,033
Calpine Corp. 3.75% 2031[7]	1,975	1,771
Comisión Federal de Electricidad 4.75% 2027[7]	645	661
American Funds Insurance Series — Asset Allocation Fund — Page 108 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Commonwealth Edison Co. 4.35% 2045	$1,085	$1,161
Commonwealth Edison Co. 3.85% 2052	2,600	2,695
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,773
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,300
Duke Energy Florida, LLC 3.20% 2027	1,445	1,448
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,093
Duke Energy Progress, LLC 3.70% 2046	457	445
Duke Energy Progress, LLC 2.50% 2050	202	165
Duke Energy Progress, LLC 2.90% 2051	91	80
Edison International 3.55% 2024	2,200	2,209
EDP Finance BV 3.625% 2024[7]	4,100	4,107
Electricité de France SA 4.75% 2035[7]	1,250	1,317
Electricité de France SA 4.875% 2038[7]	2,750	2,909
Electricité de France SA 5.60% 2040	525	587
Emera US Finance LP 3.55% 2026	320	320
Enersis Américas SA 4.00% 2026	245	251
Entergy Corp. 2.80% 2030	3,325	3,121
Entergy Texas, Inc. 1.75% 2031	3,650	3,192
Eversource Energy 3.80% 2023	2,730	2,771
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,076
FirstEnergy Corp. 3.40% 2050	4,525	3,821
FirstEnergy Transmission LLC 2.866% 2028[7]	675	628
Northern States Power Co. 4.125% 2044	3,525	3,682
NRG Energy, Inc. 3.625% 2031[7]	2,600	2,291
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,573
Pacific Gas and Electric Co. 2.10% 2027	125	113
Pacific Gas and Electric Co. 2.50% 2031	2,941	2,541
Pacific Gas and Electric Co. 3.30% 2040	100	82
Pacific Gas and Electric Co. 4.20% 2041	4,100	3,573
Pacific Gas and Electric Co. 3.50% 2050	1,250	1,010
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,154
PG&E Corp. 5.00% 2028	3,750	3,629
PG&E Corp. 5.25% 2030	3,400	3,302
Public Service Company of Colorado 1.875% 2031	2,775	2,470
Public Service Electric and Gas Co. 3.60% 2047	548	544
Public Service Electric and Gas Co. 3.15% 2050	2,451	2,285
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,905
Southern California Edison Co. 2.85% 2029	4,450	4,244
Southern California Edison Co. 6.00% 2034	2,500	2,936
Southern California Edison Co. 5.35% 2035	3,000	3,330
Southern California Edison Co. 5.75% 2035	675	775
Southern California Edison Co. 4.00% 2047	456	440
Southern California Edison Co. 3.65% 2050	3,602	3,349
Southern California Edison Co. 3.45% 2052	2,500	2,252
Talen Energy Corp. 7.25% 2027[7]	5,365	5,022
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.207% 2026[12,13]	2,815	2,577
Talen Energy Supply, LLC 7.625% 2028[7]	3,030	2,812
Targa Resources Partners LP 4.00% 2032	1,750	1,686
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	1,030	1,003
Virginia Electric and Power Co. 3.80% 2028	2,000	2,050
Virginia Electric and Power Co. 2.40% 2032	2,575	2,377
American Funds Insurance Series — Asset Allocation Fund — Page 109 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 4.60% 2048	$2,650	$2,994
Xcel Energy, Inc. 2.60% 2029	1,950	1,849
		115,741
Real estate 0.34%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	321
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,248
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	1,841
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,301
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,470
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	465
American Campus Communities, Inc. 3.75% 2023	3,055	3,087
American Campus Communities, Inc. 4.125% 2024	2,075	2,114
American Campus Communities, Inc. 3.625% 2027	9,545	9,482
American Campus Communities, Inc. 3.875% 2031	331	334
American Tower Corp. 1.45% 2026	2,369	2,165
American Tower Corp. 1.60% 2026	2,347	2,179
American Tower Corp. 3.55% 2027	1,425	1,416
American Tower Corp. 1.50% 2028	2,500	2,214
American Tower Corp. 3.60% 2028	1,000	992
American Tower Corp. 2.30% 2031	2,500	2,187
American Tower Corp. 2.95% 2051	2,768	2,183
Brandywine Operating Partnership LP 3.95% 2023	1,070	1,077
Brookfield Property REIT, Inc. 5.75% 2026[7]	2,575	2,555
Diversified Healthcare Trust 4.375% 2031	2,420	2,077
Equinix, Inc. 3.20% 2029	1,552	1,487
Equinix, Inc. 2.50% 2031	1,189	1,068
Essex Portfolio LP 3.875% 2024	1,000	1,012
Essex Portfolio LP 3.50% 2025	6,825	6,886
Extra Space Storage, Inc. 2.35% 2032	1,385	1,218
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,257
Host Hotels & Resorts LP 4.50% 2026	355	364
Howard Hughes Corp. 5.375% 2028[7]	1,450	1,458
Howard Hughes Corp. 4.125% 2029[7]	1,860	1,749
Howard Hughes Corp. 4.375% 2031[7]	2,615	2,462
Invitation Homes Operating Partnership LP 2.00% 2031	2,401	2,054
Iron Mountain, Inc. 5.25% 2030[7]	3,785	3,714
Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,451
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,555
Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	1,086
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	2,174
Park Intermediate Holdings LLC 4.875% 2029[7]	2,280	2,142
Public Storage 2.37% 2022	565	566
Public Storage 1.85% 2028	2,490	2,294
Public Storage 1.95% 2028	2,027	1,880
Public Storage 2.30% 2031	719	666
Realogy Corp. 5.75% 2029[7]	2,260	2,134
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	1,300	1,224
RLJ Lodging Trust, LP 4.00% 2029[7]	1,240	1,148
Scentre Group 3.25% 2025[7]	1,000	996
Scentre Group 3.50% 2025[7]	3,075	3,085
Scentre Group 3.75% 2027[7]	2,430	2,458
Sun Communities Operating LP 2.30% 2028	1,845	1,676
American Funds Insurance Series — Asset Allocation Fund — Page 110 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating LP 2.70% 2031	$876	$792
UDR, Inc. 2.95% 2026	760	745
		97,509
Consumer staples 0.31%
7-Eleven, Inc. 0.80% 2024[7]	1,700	1,634
7-Eleven, Inc. 0.95% 2026[7]	825	751
7-Eleven, Inc. 1.30% 2028[7]	2,500	2,193
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,252
Altria Group, Inc. 4.40% 2026	231	239
Altria Group, Inc. 5.80% 2039	2,820	3,049
Altria Group, Inc. 3.40% 2041	1,500	1,235
Altria Group, Inc. 4.50% 2043	3,000	2,741
Altria Group, Inc. 5.95% 2049	490	533
Altria Group, Inc. 3.70% 2051	1,500	1,217
Anheuser-Busch InBev NV 4.00% 2028	845	877
Anheuser-Busch InBev NV 5.45% 2039	5,000	5,858
Anheuser-Busch InBev NV 4.35% 2040	2,500	2,608
Anheuser-Busch InBev NV 4.60% 2048	1,500	1,624
British American Tobacco PLC 3.222% 2024	2,826	2,827
British American Tobacco PLC 3.215% 2026	3,323	3,221
British American Tobacco PLC 4.39% 2037	3,109	2,898
British American Tobacco PLC 4.54% 2047	940	841
Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,258
Coca-Cola Company 1.00% 2028	940	842
Conagra Brands, Inc. 1.375% 2027	4,615	4,104
Constellation Brands, Inc. 3.20% 2023	1,029	1,040
Constellation Brands, Inc. 3.60% 2028	625	621
Constellation Brands, Inc. 2.25% 2031	1,487	1,312
Coty, Inc. 4.75% 2029[7]	1,220	1,141
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,021
Keurig Dr Pepper, Inc. 4.985% 2038	3,351	3,679
Kraft Heinz Company 3.875% 2027	1,475	1,500
Kraft Heinz Company 4.875% 2049	1,190	1,255
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,790	1,655
Lamb Weston Holdings, Inc. 4.125% 2030[7]	2,210	2,067
PepsiCo, Inc. 1.95% 2031	3,001	2,743
PepsiCo, Inc. 2.625% 2041	5,000	4,558
PepsiCo, Inc. 2.75% 2051	2,500	2,243
Philip Morris International, Inc. 2.375% 2022	1,960	1,965
Philip Morris International, Inc. 2.875% 2024	788	790
Philip Morris International, Inc. 3.25% 2024	2,000	2,014
Philip Morris International, Inc. 0.875% 2026	2,990	2,732
Philip Morris International, Inc. 3.375% 2029	788	784
Philip Morris International, Inc. 1.75% 2030	2,956	2,561
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,603
Prestige Brands International, Inc. 3.75% 2031[7]	1,115	997
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,127
Reynolds American, Inc. 5.85% 2045	2,030	2,096
Simmons Foods, Inc. 4.625% 2029[7]	560	526
		87,832
American Funds Insurance Series — Asset Allocation Fund — Page 111 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.30%	Principal amount (000)	Value (000)
Adobe, Inc. 1.90% 2025	$366	$358
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[12,13]	4,150	4,092
Analog Devices, Inc. 1.70% 2028	1,286	1,189
Analog Devices, Inc. 2.10% 2031	1,212	1,120
Analog Devices, Inc. 2.80% 2041	2,961	2,667
Analog Devices, Inc. 2.95% 2051	1,955	1,778
Apple, Inc. 3.00% 2024	625	633
Apple, Inc. 0.70% 2026	2,500	2,331
Apple, Inc. 3.35% 2027	40	41
Apple, Inc. 1.20% 2028	5,000	4,558
Avaya, Inc. 6.125% 2028[7]	1,600	1,580
Booz Allen Hamilton, Inc. 4.00% 2029[7]	1,000	978
Broadcom, Inc. 1.95% 2028[7]	1,407	1,270
Broadcom, Inc. 2.45% 2031[7]	760	679
Broadcom, Inc. 4.15% 2032[7]	2,811	2,805
Broadcom, Inc. 2.60% 2033[7]	2,524	2,196
Broadcom, Inc. 3.469% 2034[7]	1,771	1,644
Broadcom, Inc. 3.50% 2041[7]	3,948	3,526
CommScope Finance LLC 6.00% 2026[7]	1,600	1,620
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.063% 2023[12,13]	1,323	1,301
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	5,774
Diebold, Inc. 8.50% 2024	1,400	1,344
Fidelity National Information Services, Inc. 3.10% 2041	302	262
Fiserv, Inc. 3.50% 2029	471	464
Fiserv, Inc. 2.65% 2030	3,605	3,332
Gartner, Inc. 4.50% 2028[7]	650	648
Intuit, Inc. 0.95% 2025	1,530	1,436
Intuit, Inc. 1.35% 2027	1,395	1,272
Intuit, Inc. 1.65% 2030	1,845	1,630
Mastercard, Inc. 2.00% 2031	3,874	3,536
Microsoft Corp. 2.921% 2052	4,814	4,531
MoneyGram International, Inc. 5.375% 2026[7]	750	782
NCR Corp. 5.125% 2029[7]	1,650	1,588
PayPal Holdings, Inc. 2.65% 2026	2,364	2,329
PayPal Holdings, Inc. 2.30% 2030	2,200	2,051
Sabre GLBL, Inc. 7.375% 2025[7]	728	761
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,329
salesforce.com, inc. 1.50% 2028	3,200	2,950
salesforce.com, inc. 1.95% 2031	1,625	1,489
salesforce.com, inc. 2.70% 2041	1,875	1,666
Square, Inc. 3.50% 2031[7]	2,325	2,131
Synaptics, Inc. 4.00% 2029[7]	875	827
Unisys Corp. 6.875% 2027[7]	725	759
VeriSign, Inc. 2.70% 2031	625	567
Veritas Holdings, Ltd. 7.50% 2025[7]	2,860	2,717
Viavi Solutions, Inc. 3.75% 2029[7]	725	681
Xerox Corp. 5.00% 2025[7]	2,425	2,456
		85,678
Total corporate bonds, notes & loans		1,802,409
American Funds Insurance Series — Asset Allocation Fund — Page 112 of 251

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 4.94% Federal agency mortgage-backed obligations 4.42%	Principal amount (000)	Value (000)
Fannie Mae Pool #AD7072 4.00% 2025[16]	$3	$3
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[16]	262	270
Fannie Mae Pool #890329 4.00% 2026[16]	40	41
Fannie Mae Pool #AH5618 4.00% 2026[16]	2	2
Fannie Mae Pool #AH0829 4.00% 2026[16]	2	2
Fannie Mae Pool #MA1109 4.00% 2027[16]	3	3
Fannie Mae Pool #MA3653 3.00% 2029[16]	16	16
Fannie Mae Pool #AL8347 4.00% 2029[16]	283	291
Fannie Mae Pool #254767 5.50% 2033[16]	240	263
Fannie Mae Pool #555956 5.50% 2033[16]	156	171
Fannie Mae Pool #BN1085 4.00% 2034[16]	474	490
Fannie Mae Pool #BN3172 4.00% 2034[16]	170	175
Fannie Mae Pool #AS8554 3.00% 2036[16]	6,707	6,694
Fannie Mae Pool #929185 5.50% 2036[16]	405	444
Fannie Mae Pool #893641 6.00% 2036[16]	855	954
Fannie Mae Pool #893688 6.00% 2036[16]	188	210
Fannie Mae Pool #907239 6.00% 2036[16]	56	63
Fannie Mae Pool #AD0249 5.50% 2037[16]	129	141
Fannie Mae Pool #190379 5.50% 2037[16]	64	71
Fannie Mae Pool #924952 6.00% 2037[16]	925	1,032
Fannie Mae Pool #888292 6.00% 2037[16]	655	732
Fannie Mae Pool #928031 6.00% 2037[16]	75	84
Fannie Mae Pool #888637 6.00% 2037[16]	11	13
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,089	1,217
Fannie Mae Pool #AD0095 6.00% 2038[16]	812	908
Fannie Mae Pool #995674 6.00% 2038[16]	382	427
Fannie Mae Pool #AE0021 6.00% 2038[16]	331	370
Fannie Mae Pool #AL7164 6.00% 2038[16]	212	232
Fannie Mae Pool #AB0538 6.00% 2038[16]	116	128
Fannie Mae Pool #889983 6.00% 2038[16]	21	23
Fannie Mae Pool #995391 6.00% 2038[16]	17	19
Fannie Mae Pool #995224 6.00% 2038[16]	9	10
Fannie Mae Pool #AD0833 6.00% 2039[16]	—[4]	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	212	237
Fannie Mae Pool #AL0309 6.00% 2040[16]	72	81
Fannie Mae Pool #MA4387 2.00% 2041[16]	8,241	7,737
Fannie Mae Pool #AB4536 6.00% 2041[16]	462	509
Fannie Mae Pool #AL7228 6.00% 2041[16]	284	312
Fannie Mae Pool #AP2131 3.50% 2042[16]	3,512	3,577
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,447	2,556
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,445	1,512
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,125	1,175
Fannie Mae Pool #AL8773 3.50% 2045[16]	5,977	6,097
Fannie Mae Pool #AL8354 3.50% 2045[16]	1,509	1,539
Fannie Mae Pool #AS8310 3.00% 2046[16]	412	409
Fannie Mae Pool #AL8522 3.50% 2046[16]	3,203	3,263
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,676	1,701
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,345	1,390
Fannie Mae Pool #BC7611 4.00% 2046[16]	143	148
Fannie Mae Pool #BM1179 3.00% 2047[16]	534	531
Fannie Mae Pool #BE1290 3.50% 2047[16]	2,201	2,225
Fannie Mae Pool #CA0770 3.50% 2047[16]	1,755	1,778
American Funds Insurance Series — Asset Allocation Fund — Page 113 of 251

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3211 4.00% 2047[16]	$3,215	$3,316
Fannie Mae Pool #257036 7.00% 2047[16]	6	7
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[16]	19,408	19,639
Fannie Mae Pool #BK7655 3.892% 2048[13,16]	328	334
Fannie Mae Pool #BK5255 4.00% 2048[16]	15	15
Fannie Mae Pool #MA3277 4.00% 2048[16]	13	13
Fannie Mae Pool #CA2493 4.50% 2048[16]	849	885
Fannie Mae Pool #CA4756 3.00% 2049[16]	1,938	1,909
Fannie Mae Pool #CB2375 2.50% 2051[16]	8,464	8,100
Fannie Mae Pool #CB2319 2.50% 2051[16]	207	198
Fannie Mae Pool #CB2372 2.50% 2051[16]	99	95
Fannie Mae Pool #BT9510 2.50% 2051[16]	99	95
Fannie Mae Pool #BT9483 2.50% 2051[16]	99	95
Fannie Mae Pool #FM8453 3.00% 2051[16]	5,315	5,245
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	97	105
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	28	32
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[13,16]	656	657
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	101	101
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.098% 2023[13,16]	3,611	3,639
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[13,16]	2,903	2,949
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[13,16]	4,527	4,551
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[13,16]	1,956	1,973
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.491% 2026[13,16]	7,997	7,926
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[13,16]	2,849	2,844
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	48	43
Freddie Mac Pool #C91912 3.00% 2037[16]	12,393	12,379
Freddie Mac Pool #G03978 5.00% 2038[16]	486	527
Freddie Mac Pool #G04553 6.50% 2038[16]	59	65
Freddie Mac Pool #G08347 4.50% 2039[16]	77	82
Freddie Mac Pool #C03518 5.00% 2040[16]	633	682
Freddie Mac Pool #Q05807 4.00% 2042[16]	1,881	1,966
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,464	1,531
Freddie Mac Pool #Q23190 4.00% 2043[16]	907	950
Freddie Mac Pool #760014 2.855% 2045[13,16]	218	219
Freddie Mac Pool #Q37988 4.00% 2045[16]	6,617	6,900
Freddie Mac Pool #G60344 4.00% 2045[16]	5,657	5,925
Freddie Mac Pool #Z40130 3.00% 2046[16]	4,975	4,973
Freddie Mac Pool #Q41909 4.50% 2046[16]	336	352
Freddie Mac Pool #Q41090 4.50% 2046[16]	299	316
Freddie Mac Pool #760015 2.621% 2047[13,16]	538	539
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,173	1,191
Freddie Mac Pool #SI2002 4.00% 2048[16]	2,798	2,878
Freddie Mac Pool #SD7528 2.00% 2050[16]	19,505	18,172
Freddie Mac Pool #SD7545 2.50% 2051[16]	7,616	7,313
Freddie Mac Pool #RA6483 2.50% 2051[16]	7,364	7,048
Freddie Mac Pool #QD3220 2.50% 2051[16]	99	95
Freddie Mac Pool #RA5971 3.00% 2051[16]	7,407	7,300
Freddie Mac, Series T041, Class 3A, 4.56% 2032[13,16]	204	210
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,275
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,063
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[13,16]	9,778	10,021
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,017
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	7,447
American Funds Insurance Series — Asset Allocation Fund — Page 114 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	$4,755	$4,833
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,430
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[16]	19,961	18,947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	5,902	5,868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[13,16]	5,800	5,727
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[13,16]	2,963	2,926
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[13,16]	1,276	1,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[13,16]	1,011	1,009
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,137	2,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,136	2,146
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	840	844
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	10,936	10,984
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	6,179	6,140
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	2,460	2,499
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,186	3,159
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	4,829	4,874
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,482
Government National Mortgage Assn. 2.00% 2052[16,17]	68,784	65,253
Government National Mortgage Assn. 2.50% 2052[16,17]	3,442	3,331
Government National Mortgage Assn. 2.50% 2052[16,17]	2,424	2,341
Government National Mortgage Assn. 3.00% 2052[16,17]	49,870	49,171
Government National Mortgage Assn. 3.00% 2052[16,17]	25,015	24,724
Government National Mortgage Assn. 3.00% 2052[16,17]	23,778	23,388
Government National Mortgage Assn. 3.50% 2052[16,17]	10,957	10,988
Government National Mortgage Assn. 3.50% 2052[16,17]	5,495	5,527
Government National Mortgage Assn. 4.00% 2052[16,17]	6,101	6,223
Government National Mortgage Assn. 4.00% 2052[16,17]	3,137	3,188
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	558	573
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[16]	422	439
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	6,279	6,421
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	801	819
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	11,678	12,143
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	3,969	4,130
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	2,629	2,732
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[16]	720	749
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[16]	253	263
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[16]	2,217	2,306
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[16]	613	635
Uniform Mortgage-Backed Security 1.50% 2037[16,17]	19,795	18,770
Uniform Mortgage-Backed Security 2.00% 2037[16,17]	27,169	26,388
Uniform Mortgage-Backed Security 2.50% 2037[16,17]	638	631
Uniform Mortgage-Backed Security 3.00% 2037[16,17]	12,453	12,541
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	68,148	63,154
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	23,020	21,290
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	165,788	157,857
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	219,825	214,271
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	21,440	20,929
Uniform Mortgage-Backed Security 3.50% 2052[16,17]	68,158	68,072
Uniform Mortgage-Backed Security 3.50% 2052[16,17]	62,155	61,926
Uniform Mortgage-Backed Security 4.00% 2052[16,17]	17,771	18,078
Uniform Mortgage-Backed Security 4.00% 2052[16,17]	83	85
Uniform Mortgage-Backed Security 4.50% 2052[16,17]	41,792	43,320
		1,266,418
American Funds Insurance Series — Asset Allocation Fund — Page 115 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.39%	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	$2,909	$2,719
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.051% 2064[13,16]	2,550	2,573
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.247% 2036[7,13,16]	2,000	1,982
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,009
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	2,740
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.986% 2034[7,13,16]	5,954	5,783
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[7,13,16]	4,505	4,395
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[7,13,16]	7,968	7,824
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.347% 2036[7,13,16]	120	118
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.694% 2036[7,13,16]	5,968	5,857
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.067% 2038[7,13,16]	7,538	7,386
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.247% 2038[7,13,16]	5,254	5,190
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.267% 2038[7,13,16]	1,361	1,331
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.497% 2038[7,13,16]	1,229	1,200
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	679	681
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	4,798
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	993	1,002
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[7,13,16]	1,564	1,548
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.777% 2038[7,13,16]	1,428	1,412
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.097% 2038[7,13,16]	1,492	1,473
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	3,795	3,429
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	2,489	2,313
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[7,16]	1,964	1,897
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[7,16]	868	827
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[7,13,16]	523	490
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,323
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[7,13,16]	3,572	3,517
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.797% 2038[7,13,16]	1,904	1,882
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	12,748
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.198% 2026[7,13,16]	3,950	3,891
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	715	721
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	638	638
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	2,194	2,044
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.127% 2038[7,13,16]	4,808	4,715
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, 1.302% 2024[7,13,16]	10,709	10,584
		112,040
Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,13,16]	1,401	1,333
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.057% 2029[7,13,16]	2,321	2,319
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,13,16]	1,475	1,478
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 0.849% 2041[7,13,16]	787	782
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,102	3,905
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,13,16]	2,363	2,300
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	164	166
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	7,023	7,565
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	2,462	2,551
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.757% 2027[13,16]	383	388
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[7,16]	4,444	4,172
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,13,16]	3,782	3,783
American Funds Insurance Series — Asset Allocation Fund — Page 116 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,13,16]	$1,178	$1,174
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	350	351
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[7,13,16]	4,040	4,009
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[7,13,16]	1,745	1,744
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,13,16]	482	474
		38,494
Total mortgage-backed obligations		1,416,952
Asset-backed obligations 1.36%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	1,928
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,132
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,151
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	12,424
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	512
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	134
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[7,16]	1,847	1,815
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[7,13,16]	2,415	2,412
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[7,13,16]	1,639	1,625
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[7,13,16]	3,228	3,222
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[7,13,16]	3,660	3,634
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	709	676
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[7,16]	4,999	4,599
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,16]	856	757
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[7,13,16]	5,185	5,158
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,261	4,975
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,779	1,637
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	911	860
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	170	157
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,175	5,742
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	793	730
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,594	1,500
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,299	1,209
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	5,904	5,544
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,763	1,604
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,13,16]	14	14
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,571	2,572
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	443	444
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	1,944	1,947
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	41	41
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.221% 2028[7,13,16]	5,478	5,466
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	404	374
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[7,16]	6,605	6,593
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	6,045	5,620
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	4,879
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,070
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	8,567
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	9,580
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	791	757
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	318	305
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,718	2,744
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	11,425	10,866
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	14,427	13,774
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,422	4,072
American Funds Insurance Series — Asset Allocation Fund — Page 117 of 251

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,16]	$6,561	$6,135
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,16]	519	482
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[2,3,7,16]	5,930	5,778
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,014
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	601
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	382
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	8,375
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[7,16]	8,400	7,875
Hertz Vehicle Financing, LLC, Series 2022-4A, Class A, 3.73% 2026[7,16]	8,390	8,429
Hertz Vehicle Financing, LLC, Series 2022-5A, Class A, 3.89% 2028[7,16]	8,750	8,817
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	621	623
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[7,13,16]	1,996	1,990
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[7,13,16]	5,545	5,522
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[7,13,16]	2,936	2,929
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,563
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,16]	1,900	1,853
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	5,919	5,632
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[7,16]	6,664	6,328
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[7,16]	6,710	6,195
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[7,16]	12,878	12,110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	7,093	6,653
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,16]	12,099	11,328
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[7,16]	23,051	21,518
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[7,16]	5,200	4,912
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[7,13,16]	1,765	1,753
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[7,13,16]	1,770	1,770
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[7,13,16]	10,000	9,927
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[7,13,16]	534	531
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[7,13,16]	5,378	5,357
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,13,16]	4,634	4,626
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	197	197
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,011
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 1.127% 2053[7,13,16]	7,547	7,429
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[7,16]	3,636	3,339
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[7,13,16]	2,985	2,973
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[7,16]	5,185	4,788
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[7,16]	4,883	4,584
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[7,16]	2,707	2,553
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[7,16]	2,218	2,091
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[7,16]	3,937	3,747
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	2,008	1,885
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	877	826
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	989	897
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	4,726	4,390
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,229
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	842
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,13,16]	7,257	6,749
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[7,16]	11,160	10,310
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[7,16]	3,011	2,731
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	490	490
		388,906
American Funds Insurance Series — Asset Allocation Fund — Page 118 of 251

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Bonds, notes & other debt instruments (continued) Municipals 0.14% California 0.02%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	$1,200	$1,148
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,577
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	451
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	1,062
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,795	2,771
		7,009
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	15	15
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	10	10
		25
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	4,975
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	4,901
		9,876
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	240	226
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	315	301
		527
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,450
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	15	15
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	40	41
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	10	10
New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,660
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,357
		7,017
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,155	5,087
American Funds Insurance Series — Asset Allocation Fund — Page 119 of 251

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.00%	Principal amount (000)	Value (000)
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	$10	$10
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	5	5
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	5,885	5,913
Total municipals		39,990
Federal agency bonds & notes 0.12%
Fannie Mae 1.875% 2026	13,000	12,677
Fannie Mae 0.875% 2030[9]	23,958	20,927
		33,604
Bonds & notes of governments & government agencies outside the U.S. 0.12%
CPPIB Capital, Inc. 2.75% 2027[7]	6,600	6,609
European Investment Bank 0.75% 2026	6,194	5,725
Panama (Republic of) 3.298% 2033	4,365	4,176
Panama (Republic of) 4.50% 2063	1,035	997
Peru (Republic of) 1.862% 2032	2,525	2,164
Peru (Republic of) 2.78% 2060	3,775	2,964
Qatar (State of) 3.375% 2024[7]	2,315	2,352
Qatar (State of) 4.00% 2029[7]	745	797
Qatar (State of) 4.817% 2049[7]	750	891
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,769
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,184
United Mexican States 2.659% 2031	2,703	2,468
United Mexican States 3.771% 2061	1,528	1,240
		33,336
Total bonds, notes & other debt instruments (cost: $6,177,340,000)		6,019,459
Short-term securities 6.81% Money market investments 6.81%	Shares
Capital Group Central Cash Fund 0.32%[8,18]	19,504,288	1,950,429
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.32%[8,18,19]	18	2
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[18,19]	425	1
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[18,19]	425	1
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[18,19]	425	—[4]
American Funds Insurance Series — Asset Allocation Fund — Page 120 of 251

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[18,19]	424	$—[4]
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[18,19]	424	—[4]
		4
Total short-term securities (cost: $1,950,285,000)		1,950,433
Total investment securities 103.15% (cost: $22,116,262,000)		29,555,487
Other assets less liabilities (3.15)%		(902,419)
Net assets 100.00%		$28,653,068
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1,936	June 2022	$(410,281)	$5,565
5 Year U.S. Treasury Note Futures	Short	20	June 2022	(2,294)	65
10 Year Ultra U.S. Treasury Note Futures	Short	1,594	June 2022	(215,937)	6,499
10 Year U.S. Treasury Note Futures	Short	2,065	June 2022	(253,737)	7,451
20 Year U.S. Treasury Bond Futures	Long	857	June 2022	128,604	(3,842)
30 Year Ultra U.S. Treasury Bond Futures	Long	56	June 2022	9,919	(455)
					$15,283
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	$91,313	$(1,444)	$(1,259)	$(185)
Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[1,20]	$7,086	$—	$2,673	$(14,288)	$9,875	$—	$—
Investment funds 5.25%
Capital Group Central Corporate Bond Fund	1,617,261	9,808	—	—	(124,017)	1,503,052	9,808
Short-term securities 6.81%
Money market investments 6.81%
Capital Group Central Cash Fund 0.32%[18]	1,417,334	1,422,304	889,046	(26)	(137)	1,950,429	662
American Funds Insurance Series — Asset Allocation Fund — Page 121 of 251

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Investments in affiliates8  (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.32%[18,19]	$8,492		$$8,490[21]	$		$$2	$—[22]
Total short-term securities						1,950,431
Total 12.06%				$(14,314)	$(114,279)	$3,453,483	$10,470
Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000.17%
Rotech Healthcare, Inc.	9/26/2013	6,949	19,887.07
Total		$ 56,949	$ 69,887.24%
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,121,158,000, which represented 3.91% of the net assets of the fund. This amount includes $1,033,994,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,293,527,000, which represented 4.51% of the net assets of the fund.
[8]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,769,000, which represented .10% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,577,000, which represented .05% of the net assets of the fund.
[13]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 3/31/2022.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Affiliated issuer during the reporting period but no longer held at 3/31/2022.
[21]	Represents net activity.
[22]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Insurance Series — Asset Allocation Fund — Page 122 of 251

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 123 of 251

Global Balanced Fund
Investment portfolio
March 31, 2022
unaudited
Common stocks 60.21% Information technology 12.42%	Shares	Value (000)
Microsoft Corp.	38,474	$11,862
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	515,000	10,647
Broadcom, Inc.	12,776	8,045
Tokyo Electron, Ltd.[1]	9,400	4,826
ASML Holding NV1	6,397	4,267
MediaTek, Inc.[1]	117,000	3,648
Motorola Solutions, Inc.	9,450	2,289
Edenred SA1	39,579	1,956
Amphenol Corp., Class A	21,177	1,596
PagSeguro Digital, Ltd., Class A2	75,627	1,516
Keyence Corp.[1]	3,000	1,395
Murata Manufacturing Co., Ltd.[1]	14,400	952
		52,999
Health care 9.64%
Pfizer, Inc.	158,478	8,204
AstraZeneca PLC[1]	50,336	6,675
UnitedHealth Group, Inc.	12,356	6,301
Danaher Corp.	11,499	3,373
Coloplast A/S, Class B1	22,249	3,370
Thermo Fisher Scientific, Inc.	4,205	2,484
Mettler-Toledo International, Inc.[2]	1,586	2,178
Merck & Co., Inc.	25,473	2,090
Cigna Corp.	7,341	1,759
Centene Corp.[2]	15,840	1,334
Carl Zeiss Meditec AG, non-registered shares[1]	7,689	1,247
Gilead Sciences, Inc.	19,634	1,167
Novartis AG1	10,141	889
Organon & Co.	1,695	59
		41,130
Consumer staples 8.32%
Nestlé SA1	71,167	9,239
British American Tobacco PLC[1]	125,912	5,267
British American Tobacco PLC (ADR)	3,117	131
Philip Morris International, Inc.	54,041	5,077
Altria Group, Inc.	96,132	5,023
Kweichow Moutai Co., Ltd., Class A1	12,321	3,324
Keurig Dr Pepper, Inc.	75,134	2,847
Costco Wholesale Corp.	4,763	2,743
Procter & Gamble Company	7,106	1,086
Coca-Cola Europacific Partners PLC	15,850	770
		35,507
American Funds Insurance Series — Global Balanced Fund — Page 124 of 251

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Common stocks (continued) Financials 7.41%	Shares	Value (000)
Berkshire Hathaway, Inc., Class A2	12	$6,347
Berkshire Hathaway, Inc., Class B2	1,057	373
JPMorgan Chase & Co.	42,589	5,806
Aon PLC, Class A	9,556	3,112
Brookfield Asset Management, Inc., Class A (CAD denominated)	52,619	2,975
Zurich Insurance Group AG1	5,334	2,630
S&P Global, Inc.	4,440	1,821
BlackRock, Inc.	2,286	1,747
AIA Group, Ltd.[1]	158,200	1,656
Hong Kong Exchanges and Clearing, Ltd.[1]	32,600	1,536
Legal & General Group PLC[1]	355,186	1,259
Canadian Imperial Bank of Commerce	9,713	1,179
B3 SA-Brasil, Bolsa, Balcao	353,019	1,165
		31,606
Industrials 5.80%
Lockheed Martin Corp.	6,735	2,973
SITC International Holdings Co., Ltd.[1]	842,000	2,972
Airbus SE, non-registered shares[1,2]	19,874	2,402
Schneider Electric SE1,2	13,039	2,177
BAE Systems PLC[1]	181,623	1,712
Spirax-Sarco Engineering PLC[1]	9,814	1,608
SMC Corp.[1]	2,800	1,564
MTU Aero Engines AG1	6,644	1,544
Watsco, Inc.	5,044	1,537
CSX Corp.	37,234	1,394
United Parcel Service, Inc., Class B	5,512	1,182
Nidec Corp.[1]	13,600	1,077
Union Pacific Corp.	3,742	1,022
Rockwell Automation	3,080	863
Boeing Company[2]	3,644	698
		24,725
Consumer discretionary 5.20%
Home Depot, Inc.	29,286	8,766
LVMH Moët Hennessy-Louis Vuitton SE1	5,586	3,978
Amazon.com, Inc.[2]	683	2,227
Darden Restaurants, Inc.	15,199	2,021
Cie. Financière Richemont SA, Class A1	12,139	1,540
Restaurant Brands International, Inc. (CAD denominated)	26,230	1,532
General Motors Company[2]	26,669	1,166
Industria de Diseño Textil, SA1	29,376	639
Wynn Resorts, Ltd.[2]	4,077	325
		22,194
Energy 3.60%
TC Energy Corp. (CAD denominated)	59,413	3,351
ConocoPhillips	30,679	3,068
Pioneer Natural Resources Company	10,180	2,545
Baker Hughes Co., Class A	66,087	2,406
Tourmaline Oil Corp.	44,459	2,049
Chevron Corp.	11,950	1,946
		15,365
American Funds Insurance Series — Global Balanced Fund — Page 125 of 251

unaudited
Common stocks (continued) Real estate 2.51%	Shares	Value (000)
Crown Castle International Corp. REIT	23,133	$4,270
Equinix, Inc. REIT	2,648	1,964
Gaming and Leisure Properties, Inc. REIT	32,617	1,531
American Tower Corp. REIT	5,951	1,495
Longfor Group Holdings, Ltd.[1]	286,500	1,462
		10,722
Materials 2.38%
Croda International PLC[1]	23,738	2,440
Givaudan SA1	497	2,046
Vale SA, ordinary nominative shares	91,741	1,842
Koninklijke DSM NV1	6,581	1,176
Rio Tinto PLC[1]	13,258	1,052
Akzo Nobel NV1	11,028	947
Impala Platinum Holdings, Ltd.[1]	43,292	666
		10,169
Communication services 1.79%
Alphabet, Inc., Class C2	1,309	3,656
Verizon Communications, Inc.	44,645	2,274
Nintendo Co., Ltd.[1]	3,400	1,716
		7,646
Utilities 1.14%
National Grid PLC[1]	200,190	3,075
Brookfield Infrastructure Partners LP	16,898	1,119
Enel SpA[1]	101,945	681
		4,875
Total common stocks (cost: $167,562,000)		256,938
Convertible stocks 0.33% Utilities 0.33%
AES Corp., convertible preferred units, 6.875% 2024	14,300	1,415
Total convertible stocks (cost: $1,430,000)		1,415
Bonds, notes & other debt instruments 28.53% U.S. Treasury bonds & notes 11.52% U.S. Treasury 11.45%	Principal amount (000)
U.S. Treasury 0.375% 2024	$890	850
U.S. Treasury 1.50% 2024	5,058	4,985
U.S. Treasury 0.25% 2025	1,004	930
U.S. Treasury 0.375% 2025	81	74
U.S. Treasury 1.75% 2025	440	431
U.S. Treasury 0.50% 2026	500	462
U.S. Treasury 0.625% 2026	500	462
U.S. Treasury 0.75% 2026	2,075	1,936
U.S. Treasury 0.875% 2026	500	466
U.S. Treasury 0.875% 2026	454	424
U.S. Treasury 1.125% 2026	1,000	941
U.S. Treasury 1.875% 2027	6,396	6,227
U.S. Treasury 2.50% 2027	1,325	1,329
American Funds Insurance Series — Global Balanced Fund — Page 126 of 251

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028	$1,275	$1,305
U.S. Treasury 2.875% 2028	700	717
U.S. Treasury 0.625% 2030	2,223	1,939
U.S. Treasury 0.625% 2030	650	565
U.S. Treasury 1.25% 2031	575	523
U.S. Treasury 1.625% 2031	375	353
U.S. Treasury 1.875% 2032	12,212	11,729
U.S. Treasury 1.875% 2041	920	821
U.S. Treasury 2.25% 2041	525	497
U.S. Treasury 2.875% 2046	400	422
U.S. Treasury 1.25% 2050	140	105
U.S. Treasury 1.875% 2051[3]	10,106	8,877
U.S. Treasury 2.00% 2051	560	506
U.S. Treasury 2.375% 2051	490	481
U.S. Treasury 2.25% 2052	530	508
		48,865
U.S. Treasury inflation-protected securities 0.07%
U.S. Treasury Inflation-Protected Security 1.00% 2049[4]	234	295
Total U.S. Treasury bonds & notes		49,160
Bonds & notes of governments & government agencies outside the U.S. 11.23%
Abu Dhabi (Emirate of) 2.50% 2022[5]	200	201
Abu Dhabi (Emirate of) 0.75% 2023[5]	275	269
Agricultural Development Bank of China 3.75% 2029	CNY550	90
Asian Development Bank 1.125% 2025	£100	129
Australia (Commonwealth of), Series 159 0.25% 2024	A$500	356
Australia (Commonwealth of), Series 139, 3.25% 2025	875	672
Australia (Commonwealth of), Series 152, 2.75% 2028	310	232
Australia (Commonwealth of), Series 163, 1.00% 2031	660	418
Australia (Commonwealth of), Series 156, 2.75% 2041	260	183
Brazil (Federative Republic of) 10.00% 2023	BRL600	124
Brazil (Federative Republic of) 0% 2024	700	120
Brazil (Federative Republic of) 10.00% 2025	900	183
Canada 0.75% 2024	C$1,125	867
Canada 2.25% 2025	1,400	1,118
Canada 0.25% 2026	570	420
Canada 2.25% 2029	465	369
Chile (Republic of) 5.80% 2024	CLP85,000	105
Chile (Republic of) 4.50% 2026	5,000	6
Chile (Republic of) 5.00% 2028	60,000	73
Chile (Republic of) 4.70% 2030	165,000	190
China (People’s Republic of), Series 1906, 3.29% 2029	CNY5,500	894
China (People’s Republic of), Series 1910, 3.86% 2049	4,110	696
China (People’s Republic of), Series INBK, 3.39% 2050	1,100	172
China (People’s Republic of), Series INBK, 3.81% 2050	5,100	860
China Development Bank Corp., Series 2008, 2.89% 2025	3,240	513
China Development Bank Corp., Series 2004, 3.43% 2027	1,060	171
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	353
China Development Bank Corp., Series 1905, 3.48% 2029	5,000	806
Colombia (Republic of), Series B, 5.75% 2027	COP2,331,300	523
Colombia (Republic of), Series B, 7.00% 2031	3,034,600	678
European Investment Bank 0.375% 2027	€110	120
European Investment Bank 0.25% 2032	430	441
American Funds Insurance Series — Global Balanced Fund — Page 127 of 251

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Union 0% 2026	€100	$108
European Union 0.25% 2026	50	54
French Republic O.A.T. 0% 2030	1,320	1,358
French Republic O.A.T. 0% 2032	650	652
French Republic O.A.T. 3.25% 2045	160	245
Germany (Federal Republic of) 0% 2025	525	578
Germany (Federal Republic of) 0% 2027	1,510	1,640
Germany (Federal Republic of) 0% 2031	100	106
Germany (Federal Republic of) 0% 2032	540	566
Germany (Federal Republic of) 0% 2050	380	352
Greece (Hellenic Republic of) 3.375% 2025	300	353
Greece (Hellenic Republic of) 1.75% 2032	425	433
Hungary (Republic of) 2.125% 2031[5]	$460	418
Hungary (Republic of) 3.125% 2051[5]	200	168
Hungary (Republic of), Series C, 1.00% 2025	HUF43,000	107
India (Republic of) 5.15% 2025	INR8,000	103
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	327
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031	1,253,000	86
Ireland (Republic of) 0.35% 2032	€430	443
Israel (State of) 2.875% 2024	200	230
Israel (State of) 1.50% 2027	100	113
Italy (Republic of) 0.10% 2023[4]	815	960
Italy (Republic of) 1.35% 2030	660	708
Japan, Series 17, 0.10% 2023[4]	¥10,560	89
Japan, Series 19, 0.10% 2024[4]	30,630	261
Japan, Series 18, 0.10% 2024[4]	20,980	177
Japan, Series 150, 0.005% 2026	84,950	697
Japan, Series 21, 0.10% 2026[4]	40,881	352
Japan, Series 346, 0.10% 2027	173,250	1,428
Japan, Series 22, 0.10% 2027[4]	25,625	225
Japan, Series 24, 0.10% 2029[4]	25,726	224
Japan, Series 365, 0.10% 2031	317,600	2,582
Japan, Series 363, 0.10% 2031	56,000	456
Japan, Series 152, 1.20% 2035	264,400	2,402
Japan, Series 179, 0.50% 2041	71,600	567
Japan, Series 42, 1.70% 2044	94,100	923
Japan, Series 37, 0.60% 2050	26,950	205
Japan, Series 70, 0.70% 2051	60,350	471
Japan, Series 73, 0.70% 2051	7,000	55
KfW 1.125% 2025	£95	122
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	334
Malaysia (Federation of), Series 0219, 3.885% 2029	520	123
Malaysia (Federation of), Series 0413, 3.844% 2033	110	25
Malaysia (Federation of), Series 0318, 4.642% 2033	400	99
Malaysia (Federation of), Series 0419, 3.828% 2034	90	21
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	700
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	357
Malaysia (Federation of), Series 0216, 4.736% 2046	409	99
Malaysia (Federation of), Series 0518, 4.921% 2048	278	70
Malaysia (Federation of), Series 0519, 4.638% 2049	378	90
Morocco (Kingdom of) 3.50% 2024	€100	114
Morocco (Kingdom of) 1.50% 2031	100	91
Netherlands (Kingdom of the) 5.50% 2028	100	142
Nova Scotia (Province of) 3.15% 2051	C$170	132
American Funds Insurance Series — Global Balanced Fund — Page 128 of 251

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 2.392% 2026	$90	$88
Philippines (Republic of) 0.001% 2024	¥100,000	814
Philippines (Republic of) 0.25% 2025	€100	107
Philippines (Republic of) 1.648% 2031	$200	178
Poland (Republic of), Series 0725, 3.25% 2025	PLN1,900	421
Poland (Republic of), Series 1029, 2.75% 2029	410	83
Romania 2.125% 2028	€130	136
Romania 3.624% 2030	235	255
Romania 2.00% 2032	100	92
Romania 2.00% 2033	200	178
Romania 3.50% 2034	65	65
Romania 3.75% 2034	130	135
Romania 3.375% 2038	80	77
Romania 4.625% 2049	39	43
Romania 3.375% 2050	73	65
Russian Federation 7.00% 2023	RUB16,600	10
Russian Federation 2.875% 2025	€200	39
Russian Federation 4.25% 2027	$200	50
Russian Federation 4.375% 2029	200	40
Russian Federation 6.90% 2029	RUB28,250	17
Russian Federation 7.65% 2030	38,320	24
Russian Federation 5.90% 2031[6]	5,620	3
Russian Federation 6.90% 2031	18,200	11
Russian Federation 8.50% 2031[6]	5,530	3
Russian Federation 7.70% 2033	23,030	14
Russian Federation 7.25% 2034	8,140	5
Saudi Arabia (Kingdom of) 2.894% 2022[5]	$200	200
Serbia (Republic of) 3.125% 2027	€640	691
Serbia (Republic of) 3.125% 2027	125	135
Serbia (Republic of) 2.05% 2036	185	158
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR2,000	125
South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	463
Spain (Kingdom of) 1.25% 2030	€480	533
Spain (Kingdom of) 0.50% 2031	325	332
Spain (Kingdom of) 0.70% 2032	400	412
Tunisia (Republic of) 6.75% 2023	150	121
Ukraine 6.876% 2029[5]	$250	106
United Kingdom 1.75% 2022	£280	370
United Kingdom 2.75% 2024	50	68
United Kingdom 0.375% 2030	490	585
United Kingdom 0.25% 2031	770	894
United Kingdom 4.25% 2032	275	450
United Kingdom 0.625% 2035	155	175
United Kingdom 3.25% 2044	250	413
United Kingdom 0.625% 2050	95	93
United Kingdom 1.25% 2051	114	132
United Mexican States, Series M, 5.75% 2026	MXN6,050	277
United Mexican States, Series M, 7.50% 2027	21,950	1,060
United Mexican States, Series M20, 8.50% 2029	11,500	583
United Mexican States, Series M, 7.75% 2031	5,000	242
United Mexican States, Series M, 8.00% 2047	4,000	192
		47,927
American Funds Insurance Series — Global Balanced Fund — Page 129 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 4.44% Financials 1.20%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$10	$10
ACE INA Holdings, Inc. 3.35% 2026	10	10
ACE INA Holdings, Inc. 4.35% 2045	20	22
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	€100	116
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	$200	192
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]	500	469
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]	160	149
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	236	234
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]	20	18
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]	103	98
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]	175	174
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]	310	285
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[7]	110	107
Commonwealth Bank of Australia 2.688% 2031[5]	225	201
Corebridge Financial, Inc. 3.90% 2032[5]	33	33
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	130	130
Goldman Sachs Group, Inc. 3.50% 2025	207	209
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	130	118
Goldman Sachs Group, Inc. 1.00% 2033[5]	€210	206
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[7]	$78	79
Groupe BPCE SA 5.70% 2023[5]	200	207
Groupe BPCE SA 1.00% 2025	€100	110
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	$200	203
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]	186	173
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]	160	170
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	200	184
Morgan Stanley 3.125% 2026	110	109
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	126	117
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]	72	68
New York Life Insurance Company 3.75% 2050[5]	23	22
PNC Financial Services Group, Inc. 2.854% 2022[7]	100	101
Royal Bank of Canada 1.20% 2026	175	162
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	400	379
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	210	210
		5,103
Utilities 0.89%
Alabama Power Co. 3.00% 2052	250	215
Berkshire Hathaway Energy Company 3.70% 2030	25	26
Berkshire Hathaway Energy Company 1.65% 2031	175	152
CMS Energy Corp. 3.00% 2026	150	148
Duke Energy Carolinas, LLC 3.05% 2023	280	283
Duke Energy Progress, LLC 3.70% 2028	75	76
Edison International 4.125% 2028	160	159
Enel Finance International SA 1.875% 2028[5]	200	181
Enersis Américas SA 4.00% 2026	35	36
Exelon Corp. 3.40% 2026	150	151
Exelon Corp., junior subordinated, 3.497% 2022[7]	25	25
FirstEnergy Corp. 3.50% 2028[5]	35	34
Florida Power & Light Company 2.875% 2051	120	108
Interstate Power and Light Co. 2.30% 2030	50	46
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	224
NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	438
American Funds Insurance Series — Global Balanced Fund — Page 130 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 3.508% 2024[5]	$85	$85
Pacific Gas and Electric Co. 2.95% 2026	25	24
Pacific Gas and Electric Co. 2.10% 2027	100	90
Pacific Gas and Electric Co. 3.00% 2028	140	130
Pacific Gas and Electric Co. 4.65% 2028	114	114
Pacific Gas and Electric Co. 4.55% 2030	31	31
Pacific Gas and Electric Co. 2.50% 2031	600	518
Pacific Gas and Electric Co. 3.25% 2031	50	45
Pacific Gas and Electric Co. 3.50% 2050	137	111
State Grid Overseas Investment, Ltd. 1.25% 2022	€100	111
Xcel Energy, Inc. 3.35% 2026	$216	216
		3,777
Communication services 0.58%
AT&T, Inc. 2.75% 2031	375	352
AT&T, Inc. 2.55% 2033	64	57
Comcast Corp. 0% 2026	€100	105
Comcast Corp. 0.25% 2029	100	101
Deutsche Telekom International Finance BV 9.25% 2032	$45	66
KT Corp. 0.22% 2022	¥100,000	821
Magallanes, Inc. 5.05% 2042[5]	$168	172
Orange SA 9.00% 2031[7]	65	91
T-Mobile US, Inc. 2.05% 2028	200	183
Verizon Communications, Inc. 0.375% 2029	€140	144
Verizon Communications, Inc. 2.55% 2031	$325	302
Verizon Communications, Inc. 0.75% 2032	€100	101
		2,495
Energy 0.36%
Canadian Natural Resources, Ltd. 2.95% 2030	$161	153
Enbridge, Inc. 4.25% 2026	70	72
Enbridge, Inc. 3.70% 2027	45	46
Enbridge, Inc. 3.40% 2051	39	35
Energy Transfer Operating LP 5.00% 2050	136	138
Halliburton Company 3.80% 2025	2	2
Kinder Morgan, Inc. 3.60% 2051	120	107
MPLX LP 2.65% 2030	75	69
MPLX LP 5.50% 2049	215	239
Petróleos Mexicanos 7.19% 2024	MXN3,363	159
Petróleos Mexicanos 7.47% 2026	5,330	240
Qatar Petroleum 3.125% 2041[5]	$270	246
Statoil ASA 3.70% 2024	50	51
		1,557
Consumer discretionary 0.34%
Amazon.com, Inc. 2.80% 2024	45	45
Amazon.com, Inc. 1.20% 2027	50	46
Amazon.com, Inc. 2.50% 2050	305	255
Bayerische Motoren Werke AG 3.90% 2025[5]	70	72
Bayerische Motoren Werke AG 4.15% 2030[5]	70	74
Daimler Trucks Finance North America, LLC 3.65% 2027[5]	150	150
General Motors Financial Co. 2.40% 2028	150	136
Hyundai Capital America 3.25% 2022[5]	65	65
Hyundai Capital America 1.50% 2026[5]	250	228
American Funds Insurance Series — Global Balanced Fund — Page 131 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.375% 2027[5]	$109	$100
Hyundai Capital Services, Inc. 3.75% 2023[5]	250	253
Toyota Motor Credit Corp. 3.375% 2030	33	33
		1,457
Consumer staples 0.25%
Altria Group, Inc. 2.20% 2027	€270	298
Anheuser-Busch InBev NV 4.00% 2028	$100	104
Anheuser-Busch InBev NV 4.75% 2029	220	239
British American Tobacco PLC 3.215% 2026	62	60
British American Tobacco PLC 3.557% 2027	105	102
British American Tobacco PLC 3.462% 2029	75	71
Keurig Dr Pepper, Inc. 4.597% 2028	175	185
		1,059
Health care 0.25%
Aetna, Inc. 2.80% 2023	10	10
Amgen, Inc. 1.90% 2025	40	39
Amgen, Inc. 2.20% 2027	30	29
AstraZeneca Finance LLC 2.25% 2031	9	8
AstraZeneca PLC 3.50% 2023	150	152
AstraZeneca PLC 3.00% 2051	36	33
Becton, Dickinson and Company 3.734% 2024	10	10
Becton, Dickinson and Company 3.70% 2027	43	44
Becton, Dickinson and Company 2.823% 2030	28	27
Cigna Corp. 4.125% 2025	80	83
EMD Finance LLC 3.25% 2025[5]	250	251
Medtronic, Inc. 3.50% 2025	31	32
Stryker Corp. 0.75% 2029	€210	217
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	115
		1,050
Industrials 0.21%
Canadian Pacific Railway, Ltd. 3.10% 2051	$164	146
Carrier Global Corp. 2.242% 2025	6	6
Carrier Global Corp. 2.493% 2027	7	7
CSX Corp. 3.80% 2050	6	6
CSX Corp. 2.50% 2051	75	61
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]	99	106
MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]	200	199
Singapore Airlines, Ltd. 3.375% 2029	200	191
United Technologies Corp. 4.125% 2028	170	178
		900
Real estate 0.18%
American Campus Communities, Inc. 3.75% 2023	100	101
American Campus Communities, Inc. 4.125% 2024	90	92
American Tower Corp. 0.875% 2029	€250	253
Equinix, Inc. 2.15% 2030	$197	173
Essex Portfolio LP 3.50% 2025	120	121
Essex Portfolio LP 3.375% 2026	40	40
		780
American Funds Insurance Series — Global Balanced Fund — Page 132 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.16%	Principal amount (000)	Value (000)
Broadcom, Inc. 3.15% 2025	$17	$17
Broadcom, Inc. 4.00% 2029[5]	42	42
Broadcom, Inc. 4.15% 2030	70	71
Broadcom, Inc. 3.419% 2033[5]	53	50
Mastercard, Inc. 2.00% 2031	102	93
Microsoft Corp. 2.40% 2026	187	186
Oracle Corp. 2.65% 2026	216	207
		666
Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030	94	91
Total corporate bonds, notes & loans		18,935
Mortgage-backed obligations 1.30% Other mortgage-backed securities 0.78%
Nordea Kredit 0.50% 2040[8]	DKr1,691	220
Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]	547	79
Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]	7,551	979
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]	1,383	197
Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]	11,259	1,445
Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]	1,404	175
Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]	605	79
Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]	883	114
Realkredit Danmark AS 1.00% 2053[8]	198	25
		3,313
Federal agency mortgage-backed obligations 0.52%
Government National Mortgage Assn. 3.50% 2052[8,9]	$640	642
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	7	7
Uniform Mortgage-Backed Security 2.50% 2052[8,9]	990	942
Uniform Mortgage-Backed Security 3.50% 2052[8,9]	640	641
		2,232
Total mortgage-backed obligations		5,545
Municipals 0.04% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	100	92
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	72
Total municipals		164
Total bonds, notes & other debt instruments (cost: $129,218,000)		121,731
Short-term securities 10.42% Money market investments 7.14%	Shares
Capital Group Central Cash Fund 0.32%[10,11]	304,887	30,489
American Funds Insurance Series — Global Balanced Fund — Page 133 of 251

unaudited
Short-term securities (continued) U.S. Treasury bills 3.28%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 4/21/2022	0.047%	$9,000	$8,999
U.S. Treasury 6/16/2022	0.383	5,000	4,996
			13,995
Total short-term securities (cost: $44,484,000)			44,484
Total investment securities 99.49% (cost: $342,694,000)			424,568
Other assets less liabilities 0.51%			2,174
Net assets 100.00%			$426,742
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	5	June 2022	$(1,060)	$8
5 Year Euro-Bobl Futures	Long	16	June 2022	2,281	(2)
5 Year U.S. Treasury Note Futures	Short	22	June 2022	(2,523)	16
10 Year Italy Government Bond Futures	Short	7	June 2022	(1,071)	48
10 Year Euro-Bund Futures	Short	8	June 2022	(1,404)	70
10 Year Ultra U.S. Treasury Note Futures	Long	4	June 2022	542	(20)
10 Year U.S. Treasury Note Futures	Short	2	June 2022	(246)	7
10 Year UK Gilt Futures	Short	2	June 2022	(318)	3
20 Year U.S. Treasury Bond Futures	Long	2	June 2022	300	(9)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	June 2022	354	(14)
					$107
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	1,653	CNH	10,462	Bank of America	4/6/2022	$7
CAD	110	USD	87	Bank of America	4/6/2022	1
CNH	3,497	USD	549	Goldman Sachs	4/6/2022	1
JPY	38,720	USD	336	Bank of America	4/6/2022	(18)
HUF	233,190	EUR	612	Bank of America	4/7/2022	25
PLN	1,353	EUR	282	UBS AG	4/7/2022	10
USD	481	GBP	360	Standard Chartered Bank	4/7/2022	9
SEK	1,830	USD	189	Standard Chartered Bank	4/7/2022	6
HUF	158,550	EUR	430	Bank of America	4/7/2022	1
EUR	61	HUF	23,069	UBS AG	4/7/2022	(1)
EUR	100	PLN	473	Standard Chartered Bank	4/7/2022	(2)
EUR	1,016	USD	1,127	Standard Chartered Bank	4/7/2022	(3)
EUR	186	PLN	879	JPMorgan Chase	4/7/2022	(3)
EUR	190	USD	216	Citibank	4/7/2022	(6)
EUR	336	HUF	125,761	JPMorgan Chase	4/7/2022	(7)
USD	884	EUR	808	HSBC Bank	4/7/2022	(10)
American Funds Insurance Series — Global Balanced Fund — Page 134 of 251

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
EUR	300	HUF	120,000	Goldman Sachs	4/7/2022	$(29)
USD	1,058	MYR	4,429	Standard Chartered Bank	4/11/2022	8
INR	31,100	USD	402	Standard Chartered Bank	4/11/2022	7
GBP	390	USD	511	Goldman Sachs	4/11/2022	1
EUR	214	DKK	1,592	Bank of America	4/11/2022	—[12]
EUR	0	PLN	1	JPMorgan Chase	4/11/2022	—[12]
PLN	1,821	EUR	391	Goldman Sachs	4/11/2022	—[12]
USD	102	AUD	140	UBS AG	4/11/2022	(3)
EUR	134	PLN	637	Standard Chartered Bank	4/11/2022	(3)
EUR	250	PLN	1,183	JPMorgan Chase	4/11/2022	(4)
USD	402	INR	31,100	Citibank	4/11/2022	(7)
USD	389	MXN	8,380	HSBC Bank	4/11/2022	(31)
CZK	11,700	EUR	463	Bank of America	4/14/2022	17
KRW	947,000	USD	771	Citibank	4/14/2022	8
CLP	91,880	USD	114	Morgan Stanley	4/14/2022	3
CAD	10	USD	8	JPMorgan Chase	4/14/2022	—[12]
USD	116	CLP	91,880	Standard Chartered Bank	4/14/2022	(1)
GBP	200	EUR	238	Bank of America	4/14/2022	(1)
USD	140	NZD	204	Citibank	4/14/2022	(1)
USD	291	KRW	356,770	Citibank	4/14/2022	(3)
USD	511	CZK	11,700	Bank of America	4/14/2022	(18)
EUR	420	USD	476	Goldman Sachs	4/20/2022	(12)
EUR	1,618	DKK	12,040	Morgan Stanley	4/21/2022	(1)
JPY	20,760	USD	178	Bank of America	4/21/2022	(7)
USD	561	MXN	11,865	Citibank	4/21/2022	(34)
JPY	279,365	USD	2,363	Citibank	4/21/2022	(67)
EUR	476	USD	526	Morgan Stanley	4/25/2022	2
USD	525	EUR	476	Citibank	4/25/2022	(2)
JPY	10,040	USD	82	Standard Chartered Bank	4/26/2022	—[12]
AUD	340	USD	253	Morgan Stanley	4/28/2022	2
USD	246	EUR	220	BNP Paribas	4/28/2022	2
USD	460	GBP	350	JPMorgan Chase	4/28/2022	—[12]
GBP	180	USD	236	Goldman Sachs	4/28/2022	—[12]
EUR	1,400	USD	1,555	Morgan Stanley	4/28/2022	(5)
MXN	4,810	USD	224	Goldman Sachs	5/31/2022	15
USD	548	MXN	11,430	Citibank	5/31/2022	(20)
USD	222	COP	847,340	Citibank	7/5/2022	1
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(20)
						$(193)
American Funds Insurance Series — Global Balanced Fund — Page 135 of 251

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$375	$(6)	$—	$(6)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(52)	—	(52)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(20)	—	(20)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(48)	—	(48)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(8)	—	(8)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(8)	—	(8)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(9)	—	(9)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	$643	18	—	18
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$1,001	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	$697	20	—	20
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$1,000	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	$697	20	—	20
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$1,019	(17)	—	(17)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	$708	20	—	20
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$1,024	(17)	—	(17)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	$697	20	—	20
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023	697	20	—	20
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$904	(15)	—	(15)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(17)	—	(17)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$697	19	—	19
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$1,029	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	$699	19	—	19
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$1,029	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	$894	25	—	25
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$1,144	(18)	—	(18)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(13)	—	(13)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(14)	—	(14)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(1)	—	(1)
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	$1,230	(48)	—	(48)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(6)	—	(6)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(8)	—	(8)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(10)	—	(10)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(27)	—	(27)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(28)	—	(28)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(36)	—	(36)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(3)	—	(3)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(5)	—	(5)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(8)	—	(8)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(8)	—	(8)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(12)	—	(12)
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$450	32	—	32
						$(313)	$—	$(313)
American Funds Insurance Series — Global Balanced Fund — Page 136 of 251

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	$1,568	$(25)	$(22)	$(3)
Investments in affiliates11

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 7.14%
Money market investments 7.14%
Capital Group Central Cash Fund 0.32%[10]	$1,127	$53,900	$24,537	$(1)	$—[12]	$30,489	$12
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $101,257,000, which represented 23.73% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $397,000, which represented .09% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,339,000, which represented 1.02% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 3/31/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than one thousand.
Key to abbreviations and symbols
ADR = American Depositary Receipts	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RUB = Russian rubles
EUR/€ = Euros	SEK = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
FRA = Forward Rate Agreement	TBA = To-be-announced
GBP/£ = British pounds	TIIE = Equilibrium Interbank Interest Rate
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	ZAR = South African rand
INR = Indian rupees
American Funds Insurance Series — Global Balanced Fund — Page 137 of 251

The Bond Fund of America®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 97.50% U.S. Treasury bonds & notes 38.72% U.S. Treasury 24.44%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2023	$39,035	$38,251
U.S. Treasury 0.25% 2024	40,500	38,631
U.S. Treasury 0.375% 2024[1]	108,504	104,236
U.S. Treasury 0.375% 2024	77,000	73,503
U.S. Treasury 0.375% 2024	15,740	14,956
U.S. Treasury 1.50% 2024	26,000	25,627
U.S. Treasury 2.125% 2024	72,100	71,505
U.S. Treasury 2.25% 2024	46,670	46,623
U.S. Treasury 0.375% 2025	200,000	184,748
U.S. Treasury 1.75% 2025	27,483	26,915
U.S. Treasury 2.875% 2025[1]	96,200	97,259
U.S. Treasury 2.875% 2025	72,100	72,846
U.S. Treasury 0.375% 2026	40,000	36,871
U.S. Treasury 0.75% 2026	78,035	72,595
U.S. Treasury 0.75% 2026	26,766	24,817
U.S. Treasury 1.375% 2026[1]	45,000	42,911
U.S. Treasury 0.50% 2027	165,625	150,261
U.S. Treasury 0.50% 2027	109,670	98,844
U.S. Treasury 2.25% 2027[1]	120,200	118,829
U.S. Treasury 2.25% 2027[1]	72,100	71,368
U.S. Treasury 6.125% 2027	24,000	28,594
U.S. Treasury 1.25% 2028	79,480	74,025
U.S. Treasury 1.875% 2029	54,853	52,964
U.S. Treasury 1.625% 2031	1,630	1,536
U.S. Treasury 1.875% 2032	288,697	277,279
U.S. Treasury 1.125% 2040	124,213	98,090
U.S. Treasury 1.375% 2040	40,000	32,803
U.S. Treasury 1.875% 2041	79,700	71,112
U.S. Treasury 2.00% 2041	247	224
U.S. Treasury 2.375% 2042	8,871	8,562
U.S. Treasury 3.00% 2049[1]	150,000	165,219
U.S. Treasury 1.25% 2050	21,285	15,952
U.S. Treasury 1.875% 2051[1]	571,772	502,240
U.S. Treasury 2.00% 2051	2,917	2,636
U.S. Treasury 2.375% 2051	20,208	19,856
U.S. Treasury 2.25% 2052	110,195	105,684
		2,868,372
U.S. Treasury inflation-protected securities 14.28%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	25,660	26,366
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	5,820	5,846
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	198,114	204,991
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,430	14,086
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	81,054	84,434
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	318,350	333,854
American Funds Insurance Series — The Bond Fund of America — Page 138 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	$120,001	$125,327
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	55,154	57,881
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	188,861	198,540
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	93,290	97,587
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	48,532	50,605
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	35,985	37,717
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	100,997	106,786
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	32,547	33,914
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	17,003	17,843
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	12,610	13,209
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	3,113	3,315
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	80,983	85,900
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	85,462	91,208
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	19,063	20,174
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	12,590	13,379
U.S. Treasury Inflation-Protected Security 0.125% 2032[2]	44,746	47,562
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	5,771	5,925
		1,676,449
Total U.S. Treasury bonds & notes		4,544,821
Corporate bonds, notes & loans 34.11% Financials 8.73%
ACE INA Holdings, Inc. 2.875% 2022	3,625	3,648
ACE INA Holdings, Inc. 3.35% 2026	2,025	2,055
ACE INA Holdings, Inc. 4.35% 2045	2,220	2,422
AerCap Holdings NV 6.50% 2025	1,798	1,905
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	2,998
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,668
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	9,531
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	11,421
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	11,374
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	4,599
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	1,103
Ally Financial, Inc. 5.125% 2024	1,500	1,567
Ally Financial, Inc. 8.00% 2031	8,479	10,549
Ally Financial, Inc. 8.00% 2031	7,070	8,884
American International Group, Inc. 4.20% 2028	9,875	10,268
Arthur J. Gallagher & Co. 3.50% 2051	1,073	958
ASB Bank, Ltd. 2.375% 2031[3]	1,575	1,424
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[4]	1,400	1,267
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[4]	1,970	1,885
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	915
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	7,989	7,426
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	10,034
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	2,773	2,536
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	18,420
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	36,155	32,227
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[4]	2,613	2,378
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	8,343	7,685
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[4]	4,089	3,836
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	207
Bank of Nova Scotia 2.45% 2032	1,433	1,320
American Funds Insurance Series — The Bond Fund of America — Page 139 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Finance Corp. 4.20% 2048	$8,720	$9,394
BNP Paribas 3.80% 2024[3]	18,775	18,958
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	2,809
BNP Paribas 3.375% 2025[3]	6,425	6,397
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	11,420
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	7,682
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]	2,980	2,807
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	3,375	3,008
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]	3,475	3,167
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[3,4]	4,350	4,031
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	3,635	3,622
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[4]	4,525	4,391
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	952
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,467
Citigroup, Inc. 4.60% 2026	1,800	1,869
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,039
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[4]	5,520	5,382
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[4]	8,135	7,609
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[4]	5,350	5,310
Corebridge Financial, Inc. 3.50% 2025[3]	1,439	1,438
Corebridge Financial, Inc. 3.65% 2027[3]	2,205	2,202
Corebridge Financial, Inc. 3.85% 2029[3]	3,532	3,529
Corebridge Financial, Inc. 3.90% 2032[3]	3,314	3,309
Corebridge Financial, Inc. 4.35% 2042[3]	203	203
Corebridge Financial, Inc. 4.40% 2052[3]	629	629
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,206
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,097
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,003
Credit Suisse Group AG 3.80% 2023	12,925	13,047
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	505
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	822
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,406
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	9,805
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,060
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	7,369	6,658
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]	2,990	2,727
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	2,975	3,001
Deutsche Bank AG 3.30% 2022	2,695	2,714
Deutsche Bank AG 3.95% 2023	6,350	6,415
Deutsche Bank AG 0.898% 2024	2,500	2,382
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,251
Deutsche Bank AG 3.70% 2024	4,950	4,974
Deutsche Bank AG 3.70% 2024	2,750	2,765
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	8,587
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	39,227
Deutsche Bank AG 4.10% 2026	7,305	7,354
Deutsche Bank AG 4.10% 2026	857	869
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	3,825	3,511
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[4]	6,135	5,670
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	2,739
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	1,891
American Funds Insurance Series — The Bond Fund of America — Page 140 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	$1,200	$1,105
GE Capital Funding, LLC 4.55% 2032	400	430
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	2,796
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	12,151
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	15,695	14,608
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[4]	2,520	2,412
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[4]	11,888	11,886
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	9,683
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]	19,697	17,481
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	2,535	2,309
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[4]	6,075	5,505
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[4]	10,422	9,835
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[4]	3,160	2,731
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,788
Groupe BPCE SA 2.75% 2023[3]	6,875	6,907
Groupe BPCE SA 5.70% 2023[3]	28,166	29,148
Groupe BPCE SA 5.15% 2024[3]	5,481	5,653
Groupe BPCE SA 1.625% 2025[3]	2,980	2,846
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	5,867
Hartford Financial Services Group, Inc. 2.90% 2051	713	589
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]	5,270	4,916
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]	2,628	2,368
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	9,525	9,814
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	5,910
Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	6,042
Huarong Finance 2017 Co., Ltd. 4.75% 2027	669	656
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[5]	2,750	2,709
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[5]	397	377
Huarong Finance II Co., Ltd. 5.00% 2025	480	481
Huarong Finance II Co., Ltd. 5.50% 2025	6,669	6,761
Huarong Finance II Co., Ltd., 4.625% 2026	200	196
Huarong Finance II Co., Ltd. 4.875% 2026	2,106	2,090
Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,060
Intesa Sanpaolo SpA 3.25% 2024[3]	770	763
Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	68,732
Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	15,752
Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,106
Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	1,939
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]	2,060	1,934
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	5,870	5,609
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]	11,105	10,635
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[4]	5,965	5,504
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	1,832	1,708
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[4]	4,350	4,250
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,263
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	9,566
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	12,404
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,639
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[4]	8,888	8,134
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,406
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[4]	553	522
Keb Hana Bank 3.25% 2027[3]	1,315	1,311
American Funds Insurance Series — The Bond Fund of America — Page 141 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	$2,675	$2,582
Lloyds Banking Group PLC 4.375% 2028	8,825	9,031
Marsh & McLennan Companies, Inc. 2.375% 2031	367	336
Marsh & McLennan Companies, Inc. 2.90% 2051	505	421
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,679
MetLife, Inc. 3.60% 2025	3,490	3,563
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[4]	2,960	2,793
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[4]	6,200	5,699
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[4]	2,225	2,049
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[4]	2,970	2,810
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[4]	4,615	4,243
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[4]	3,065	2,944
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,278
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[4]	2,680	2,631
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]	10,488	9,656
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	31,734	28,162
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[4]	3,951	3,571
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[4]	6,616	6,212
MSCI, Inc. 3.25% 2033[3]	2,750	2,478
Navient Corp. 6.75% 2025	425	437
OneMain Holdings, Inc. 7.125% 2026	250	267
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	5,889
Rede D’Or Finance SARL 4.50% 2030[3]	1,572	1,445
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,354
Santander Holdings USA, Inc. 2.49% 2028[4]	3,625	3,388
Sumitomo Mitsui Banking Corp. 2.174% 2027	1,100	1,041
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4]	1,530	1,371
Synchrony Financial 2.85% 2022	5,400	5,415
Synchrony Financial 4.375% 2024	3,640	3,710
Synchrony Financial 2.875% 2031	1,730	1,537
Toronto-Dominion Bank 1.95% 2027	1,060	1,005
Toronto-Dominion Bank 2.00% 2031	3,510	3,114
Toronto-Dominion Bank 2.45% 2032	4,145	3,834
Travelers Companies, Inc. 2.55% 2050	768	624
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]	4,000	3,636
UniCredit SpA 3.75% 2022[3]	2,545	2,546
UniCredit SpA 4.625% 2027[3]	1,395	1,400
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	15,867
Vigorous Champion International, Ltd. 4.25% 2029	462	443
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	20,061
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[4]	9,236	9,225
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[4]	7,665	7,458
		1,024,312
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 4.75%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	$7,495	$7,754
AEP Texas, Inc. 3.45% 2051	1,475	1,312
Alabama Power Co. 3.00% 2052	3,880	3,332
Alfa Desarrollo SpA 4.55% 2051[3]	1,005	874
Ameren Corp. 4.50% 2049	2,875	3,193
Berkshire Hathaway Energy Company 4.50% 2045	5,895	6,274
Comisión Federal de Electricidad 4.688% 2029[3]	3,655	3,592
Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,277
Comisión Federal de Electricidad 3.875% 2033[3]	1,340	1,178
Comisión Federal de Electricidad 4.677% 2051[3]	6,050	4,982
Connecticut Light and Power Co. 2.05% 2031	1,775	1,608
Consumers Energy Co. 4.05% 2048	1,810	1,890
Consumers Energy Co. 3.10% 2050	3,698	3,402
Consumers Energy Co. 3.75% 2050	5,625	5,677
Consumers Energy Co. 3.50% 2051	235	231
Duke Energy Corp. 3.75% 2024	3,826	3,885
Duke Energy Florida, LLC 3.40% 2046	5,669	5,362
Duke Energy Florida, LLC 3.00% 2051	711	637
Duke Energy Progress, Inc. 2.00% 2031	1,775	1,590
Duke Energy Progress, LLC 3.70% 2028	3,750	3,822
Duke Energy Progress, LLC 2.50% 2050	644	526
Edison International 3.125% 2022	2,900	2,916
Edison International 3.55% 2024	6,850	6,877
Edison International 4.95% 2025	175	179
Edison International 5.75% 2027	3,181	3,413
Edison International 4.125% 2028	3,644	3,621
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[4]	€2,800	2,782
Emera US Finance LP 0.833% 2024	$600	568
Emera US Finance LP 2.639% 2031	4,400	3,951
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,425	1,505
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,076
ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,226
Entergy Louisiana, LLC 4.20% 2048	6,325	6,652
Eversource Energy 3.80% 2023	5,000	5,076
FirstEnergy Corp. 1.60% 2026	20,066	18,742
FirstEnergy Corp. 3.50% 2028[3]	2,400	2,349
FirstEnergy Corp. 4.10% 2028[3]	425	430
FirstEnergy Corp. 2.25% 2030	13,707	12,157
FirstEnergy Corp. 2.65% 2030	12,524	11,394
FirstEnergy Corp., Series A, 3.10% 2022[4]	13,398	13,414
FirstEnergy Corp., Series B, 4.40% 2027[4]	12,178	12,276
FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	3,718
Florida Power & Light Company 2.45% 2032	6,025	5,675
Florida Power & Light Company 2.875% 2051	6,900	6,200
Georgia Power Co. 3.70% 2050	275	256
Interchile SA 4.50% 2056[3]	465	446
Israel Electric Corp., Ltd. 4.25% 2028[3]	10,190	10,296
Israel Electric Corp., Ltd. 3.75% 2032[3]	340	328
Jersey Central Power & Light Co. 2.75% 2032[3]	525	490
Mississippi Power Co. 4.25% 2042	5,020	5,047
Monongahela Power Co. 3.55% 2027[3]	1,700	1,701
NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	2,818
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
NextEra Energy Capital Holdings, Inc. 2.44% 2032	$5,875	$5,379
Oncor Electric Delivery Company, LLC 2.70% 2051[3]	300	257
Pacific Gas and Electric Co. 1.75% 2022	13,000	12,987
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,352
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,608
Pacific Gas and Electric Co. 3.40% 2024	2,000	1,983
Pacific Gas and Electric Co. 2.95% 2026	10,850	10,324
Pacific Gas and Electric Co. 3.15% 2026	27,543	26,555
Pacific Gas and Electric Co. 3.30% 2027	12,289	11,614
Pacific Gas and Electric Co. 3.30% 2027	5,850	5,625
Pacific Gas and Electric Co. 3.75% 2028	13,075	12,539
Pacific Gas and Electric Co. 4.65% 2028	7,900	7,907
Pacific Gas and Electric Co. 4.55% 2030	35,299	35,079
Pacific Gas and Electric Co. 2.50% 2031	19,695	17,016
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,178
Pacific Gas and Electric Co. 3.30% 2040	8,898	7,302
Pacific Gas and Electric Co. 3.75% 2042	9,466	7,736
Pacific Gas and Electric Co. 4.75% 2044	336	305
Pacific Gas and Electric Co. 3.50% 2050	6,836	5,523
Public Service Electric and Gas Co. 3.20% 2029	6,000	5,989
Public Service Electric and Gas Co. 1.90% 2031	775	690
Public Service Electric and Gas Co. 3.10% 2032	7,500	7,418
Public Service Electric and Gas Co. 2.70% 2050	2,875	2,463
Puget Energy, Inc. 5.625% 2022	8,004	8,026
Puget Energy, Inc. 3.65% 2025	300	301
San Diego Gas & Electric Co. 2.95% 2051	5,970	5,272
Southern California Edison Co. 2.85% 2029	8,200	7,820
Southern California Edison Co. 4.20% 2029	11,000	11,404
Southern California Edison Co. 2.50% 2031	5,149	4,693
Southern California Edison Co. 5.35% 2035	6,450	7,160
Southern California Edison Co. 5.75% 2035	4,549	5,225
Southern California Edison Co. 5.625% 2036	7,051	7,935
Southern California Edison Co. 5.55% 2037	3,844	4,240
Southern California Edison Co. 5.95% 2038	5,121	5,990
Southern California Edison Co. 4.00% 2047	9,402	9,070
Southern California Edison Co. 4.125% 2048	8,048	7,951
Southern California Edison Co. 4.875% 2049	916	978
Southern California Edison Co. 3.65% 2050	5,353	4,977
Southern California Edison Co. 3.65% 2051	6,978	6,530
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,470
Southwestern Electric Power Co. 1.65% 2026	3,550	3,342
Southwestern Electric Power Co. 3.25% 2051	2,270	1,960
Union Electric Co. 2.15% 2032	3,175	2,897
Virginia Electric and Power Co. 2.30% 2031	2,425	2,226
Virginia Electric and Power Co. 2.40% 2032	5,795	5,348
WEC Energy Group, Inc. 2.20% 2028	1,575	1,446
Wisconsin Electric Power Co. 2.85% 2051	375	325
Wisconsin Power and Light Co. 1.95% 2031	525	467
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,051
Xcel Energy, Inc. 3.30% 2025	5,650	5,654
Xcel Energy, Inc. 1.75% 2027	5,660	5,248
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 2.60% 2029	$2,925	$2,773
Xcel Energy, Inc. 2.35% 2031	8,500	7,741
		557,326
Consumer discretionary 4.03%
Allied Universal Holdco LLC 4.625% 2028[3]	335	317
Amazon.com, Inc. 1.65% 2028	3,860	3,595
Amazon.com, Inc. 2.875% 2041	650	601
Amazon.com, Inc. 3.10% 2051	9,380	8,847
Amazon.com, Inc. 3.25% 2061	4,100	3,859
Atlas LuxCo 4 SARL 4.625% 2028[3]	255	239
Bayerische Motoren Werke AG 1.25% 2026[3]	100	92
Bayerische Motoren Werke AG 3.45% 2027[3]	1,075	1,084
Bayerische Motoren Werke AG 1.95% 2031[3]	620	546
Bayerische Motoren Werke AG 3.70% 2032[3]	1,350	1,366
Daimler Trucks Finance North America, LLC 1.125% 2023[3]	3,015	2,926
Daimler Trucks Finance North America, LLC 1.625% 2024[3]	4,950	4,731
Daimler Trucks Finance North America, LLC 3.50% 2025[3]	1,750	1,748
Daimler Trucks Finance North America, LLC 2.00% 2026[3]	2,460	2,294
Daimler Trucks Finance North America, LLC 3.65% 2027[3]	1,900	1,896
Daimler Trucks Finance North America, LLC 2.375% 2028[3]	3,975	3,622
Daimler Trucks Finance North America, LLC 2.50% 2031[3]	9,625	8,434
DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	7,965
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,019
Ford Motor Credit Company LLC 5.125% 2025	3,870	3,952
Ford Motor Credit Company LLC 3.815% 2027	3,790	3,598
Ford Motor Credit Company LLC 4.125% 2027	39,080	38,247
Ford Motor Credit Company LLC 4.271% 2027	18,542	18,325
Ford Motor Credit Company LLC 5.113% 2029	4,205	4,237
General Motors Company 4.35% 2025	11,358	11,563
General Motors Company 6.125% 2025	28,743	30,883
General Motors Company 4.20% 2027	1,030	1,036
General Motors Company 5.40% 2048	7,200	7,598
General Motors Financial Co. 3.55% 2022	3,703	3,722
General Motors Financial Co. 3.25% 2023	964	973
General Motors Financial Co. 1.05% 2024	4,200	4,045
General Motors Financial Co. 3.50% 2024	9,945	9,973
General Motors Financial Co. 3.95% 2024	3,969	4,033
General Motors Financial Co. 5.10% 2024	1,081	1,118
General Motors Financial Co. 2.75% 2025	3,819	3,713
General Motors Financial Co. 2.90% 2025	1,032	1,009
General Motors Financial Co. 2.35% 2027	4,254	3,974
General Motors Financial Co. 2.70% 2027	6,079	5,730
General Motors Financial Co. 2.40% 2028	13,909	12,615
General Motors Financial Co. 2.40% 2028	464	416
General Motors Financial Co. 3.60% 2030	465	446
General Motors Financial Co. 2.35% 2031	6,075	5,266
General Motors Financial Co. 2.70% 2031	6,075	5,359
Grand Canyon University 4.125% 2024	4,190	4,148
Home Depot, Inc. 2.95% 2029	6,081	6,036
Home Depot, Inc. 4.50% 2048	1,915	2,161
Hyundai Capital America 2.85% 2022[3]	4,118	4,132
Hyundai Capital America 3.00% 2022[3]	4,500	4,510
Hyundai Capital America 3.25% 2022[3]	1,521	1,529
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.25% 2023[3]	$3,150	$3,066
Hyundai Capital America 2.375% 2023[3]	9,977	9,949
Hyundai Capital America 0.875% 2024[3]	2,780	2,627
Hyundai Capital America 1.00% 2024[3]	2,750	2,589
Hyundai Capital America 3.40% 2024[3]	8,180	8,170
Hyundai Capital America 1.80% 2025[3]	12,714	11,890
Hyundai Capital America 2.65% 2025[3]	13,054	12,661
Hyundai Capital America 1.30% 2026[3]	6,000	5,504
Hyundai Capital America 1.50% 2026[3]	8,310	7,566
Hyundai Capital America 1.65% 2026[3]	7,275	6,642
Hyundai Capital America 2.375% 2027[3]	6,264	5,746
Hyundai Capital America 3.00% 2027[3]	10,408	9,957
Hyundai Capital America 1.80% 2028[3]	6,000	5,310
Hyundai Capital America 2.00% 2028[3]	5,900	5,242
Hyundai Capital America 2.10% 2028[3]	4,400	3,887
Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,394
KIA Corp. 2.375% 2025[3]	1,580	1,537
Limited Brands, Inc. 6.875% 2035	740	764
Marriott International, Inc. 5.75% 2025	330	351
Marriott International, Inc. 3.125% 2026	410	406
Marriott International, Inc. 2.75% 2033	2,226	1,969
McDonald’s Corp. 2.125% 2030	2,482	2,261
McDonald’s Corp. 4.45% 2047	3,535	3,808
McDonald’s Corp. 3.625% 2049	2,938	2,821
Meituan Dianping 3.05% 2030[3]	3,200	2,572
NIKE, Inc. 3.25% 2040	6,171	6,022
NIKE, Inc. 3.875% 2045	1,560	1,633
Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,415
Nissan Motor Co., Ltd. 3.043% 2023[3]	240	240
Nissan Motor Co., Ltd. 3.522% 2025[3]	800	785
Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	10,993
Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,767
Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	10,115
Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	17,417
Sands China, Ltd. 2.30% 2027[3]	2,368	2,068
Starbucks Corp. 3.75% 2047	3,785	3,592
Stellantis Finance US, Inc. 1.711% 2027[3]	3,500	3,196
Stellantis Finance US, Inc. 2.691% 2031[3]	4,280	3,764
Toyota Motor Credit Corp. 3.375% 2030	4,954	4,977
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	425	411
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	15,286
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	2,966
Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,061
Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,630
Wyndham Destinations, Inc. 6.625% 2026[3]	675	705
Wynn Resorts, Ltd. 5.125% 2029[3]	410	387
		472,647
Energy 3.99%
Antero Resources Corp. 5.375% 2030[3]	280	286
Apache Corp. 4.625% 2025	645	674
Apache Corp. 4.25% 2030	2,465	2,490
Apache Corp. 5.35% 2049	800	771
Baker Hughes Co. 2.061% 2026	1,136	1,083
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 2.05% 2025	$754	$724
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,166
Cenovus Energy, Inc. 5.375% 2025	2,763	2,916
Cenovus Energy, Inc. 4.25% 2027	18,067	18,673
Cenovus Energy, Inc. 2.65% 2032	2,969	2,694
Cenovus Energy, Inc. 5.25% 2037	770	836
Cenovus Energy, Inc. 5.40% 2047	15,180	17,156
Cheniere Energy Partners LP 3.25% 2032[3]	937	854
Cheniere Energy, Inc. 7.00% 2024	410	436
Chevron Corp. 2.355% 2022	4,800	4,821
Chevron Corp. 2.954% 2026	3,365	3,382
Chevron Corp. 3.078% 2050	692	655
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,665
Devon Energy Corp. 4.50% 2030	5,197	5,368
Diamondback Energy, Inc. 4.40% 2051	2,016	2,053
Diamondback Energy, Inc. 4.25% 2052	5,372	5,323
DT Midstream, Inc. 4.125% 2029[3]	555	533
Enbridge Energy Partners LP 7.375% 2045	11,183	15,581
Enbridge, Inc. 4.00% 2023	1,500	1,524
Energy Transfer Operating LP 5.875% 2024	294	306
Energy Transfer Operating LP 2.90% 2025	4,402	4,310
Energy Transfer Operating LP 3.75% 2030	5,567	5,485
Energy Transfer Operating LP 5.00% 2050	14,895	15,131
Energy Transfer Partners LP 4.20% 2023	2,860	2,899
Energy Transfer Partners LP 4.50% 2024	4,915	5,032
Energy Transfer Partners LP 4.75% 2026	1,506	1,566
Energy Transfer Partners LP 4.95% 2028	4,559	4,795
Energy Transfer Partners LP 5.25% 2029	1,275	1,363
Energy Transfer Partners LP 5.30% 2047	8,984	9,267
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,741
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	449
Enterprise Products Operating LLC 3.20% 2052	2,394	2,027
Enterprise Products Operating LLC 3.30% 2053	2,358	2,020
EQT Corp. 7.50% 2030[4]	7,500	8,704
EQT Corp. 3.625% 2031[3]	425	407
Equinor ASA 3.625% 2028	4,928	5,020
Equinor ASA 3.125% 2030	20,000	19,949
Equinor ASA 3.25% 2049	5,687	5,381
Exxon Mobil Corp. 3.043% 2026	4,625	4,672
Exxon Mobil Corp. 2.61% 2030	1,040	1,004
Kinder Morgan, Inc. 3.60% 2051	2,929	2,610
MPLX LP 4.00% 2028	4,665	4,755
MPLX LP 2.65% 2030	1,239	1,137
MPLX LP 5.50% 2049	8,081	8,977
Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[3,6]	39	22
Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	10
Oleoducto Central SA 4.00% 2027[3]	1,715	1,618
Oleoducto Central SA 4.00% 2027	350	330
ONEOK, Inc. 2.20% 2025	193	185
ONEOK, Inc. 4.55% 2028	1,610	1,657
ONEOK, Inc. 6.35% 2031	984	1,140
ONEOK, Inc. 5.20% 2048	9,363	10,001
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.45% 2049	$440	$424
ONEOK, Inc. 4.50% 2050	1,266	1,219
ONEOK, Inc. 7.15% 2051	3,275	4,181
Petróleos Mexicanos 3.50% 2023	1,500	1,502
Petróleos Mexicanos 6.875% 2025	5,000	5,248
Petróleos Mexicanos 6.875% 2026	43,810	45,886
Petróleos Mexicanos 6.50% 2027	31,829	32,377
Petróleos Mexicanos 6.50% 2029	3,409	3,383
Petróleos Mexicanos 6.70% 2032	18,259	17,365
Petróleos Mexicanos 7.69% 2050	285	249
Qatar Petroleum 2.25% 2031[3]	22,020	20,313
Qatar Petroleum 3.125% 2041[3]	7,310	6,669
Qatar Petroleum 3.30% 2051[3]	2,185	2,012
SA Global Sukuk, Ltd. 0.946% 2024[3]	3,426	3,282
SA Global Sukuk, Ltd. 1.602% 2026[3]	14,195	13,363
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,024
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,377
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	10,580
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	16,989
Saudi Arabian Oil Co. 2.875% 2024[3]	4,210	4,203
Shell International Finance BV 3.875% 2028	9,410	9,805
Shell International Finance BV 2.75% 2030	1,186	1,152
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,743	3,591
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[3]	3,419	3,285
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	460	442
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[3]	1,183	1,135
Southwestern Energy Co. 5.95% 2025[4]	495	518
Sunoco Logistics Operating Partners LP 5.40% 2047	5,641	5,927
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,149
Total Capital International 3.455% 2029	885	900
TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,633
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[4]	2,782	2,768
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[4]	2,202	2,195
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[4]	3,079	3,008
Williams Partners LP 4.50% 2023	500	511
Williams Partners LP 4.30% 2024	595	609
		468,908
Communication services 3.29%
AT&T, Inc. 1.70% 2026	19,000	18,013
AT&T, Inc. 1.65% 2028	4,700	4,291
AT&T, Inc. 4.30% 2030	15,940	16,860
AT&T, Inc. 2.55% 2033	15,003	13,359
AT&T, Inc. 3.30% 2052	695	598
AT&T, Inc. 3.50% 2053	19,935	17,568
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	4,813
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	2,970	2,677
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,094
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[3]	1,265	1,180
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	1,555	1,553
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	3,875	3,371
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	5,331
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	1,240	1,252
CenturyLink, Inc. 4.00% 2027[3]	21,434	19,997
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.15% 2028	$7,200	$7,197
Comcast Corp. 2.65% 2030	7,500	7,209
Comcast Corp. 4.00% 2048	5,000	5,150
Magallanes, Inc. 3.428% 2024[3]	6,552	6,593
Magallanes, Inc. 3.638% 2025[3]	3,056	3,078
Magallanes, Inc. 3.755% 2027[3]	9,501	9,500
Magallanes, Inc. 4.054% 2029[3]	1,316	1,324
Magallanes, Inc. 4.279% 2032[3]	4,932	4,960
Magallanes, Inc. 5.05% 2042[3]	3,147	3,217
Magallanes, Inc. 5.141% 2052[3]	11,141	11,425
Magallanes, Inc. 5.391% 2062[3]	2,802	2,903
Netflix, Inc. 4.875% 2028	19,344	20,317
Netflix, Inc. 5.875% 2028	24,371	26,925
Netflix, Inc. 5.375% 2029[3]	12,400	13,445
Netflix, Inc. 6.375% 2029	2,025	2,293
Netflix, Inc. 4.875% 2030[3]	13,375	14,291
News Corp. 5.125% 2032[3]	1,300	1,309
SBA Tower Trust 1.631% 2026[3]	6,741	6,339
Sirius XM Radio, Inc. 4.00% 2028[3]	675	642
Sprint Corp. 7.625% 2025	6,665	7,273
Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	8,902
T-Mobile US, Inc. 3.50% 2025	3,275	3,300
T-Mobile US, Inc. 2.25% 2026[3]	1,954	1,843
T-Mobile US, Inc. 2.25% 2026	434	409
T-Mobile US, Inc. 2.625% 2026	9,691	9,269
T-Mobile US, Inc. 3.75% 2027	5,000	5,038
T-Mobile US, Inc. 2.40% 2029[3]	1,224	1,122
T-Mobile US, Inc. 2.625% 2029	3,117	2,849
T-Mobile US, Inc. 3.875% 2030	4,500	4,524
T-Mobile US, Inc. 2.875% 2031	7,913	7,141
T-Mobile US, Inc. 3.50% 2031	9,000	8,483
T-Mobile US, Inc. 3.50% 2031[3]	629	593
T-Mobile US, Inc. 3.00% 2041	2,100	1,781
T-Mobile US, Inc. 3.40% 2052[3]	12,280	10,488
Verizon Communications, Inc. 2.10% 2028	8,975	8,383
Verizon Communications, Inc. 4.329% 2028	1,539	1,626
Verizon Communications, Inc. 1.75% 2031	3,300	2,882
Verizon Communications, Inc. 2.55% 2031	8,375	7,792
Verizon Communications, Inc. 2.355% 2032[3]	4,743	4,292
Verizon Communications, Inc. 3.40% 2041	2,050	1,927
Verizon Communications, Inc. 2.875% 2050	3,000	2,516
Verizon Communications, Inc. 3.55% 2051	1,975	1,864
Verizon Communications, Inc. 3.875% 2052	3,155	3,180
Vodafone Group PLC 4.375% 2028	10,000	10,477
Vodafone Group PLC 4.25% 2050	3,050	3,050
ZipRecruiter, Inc. 5.00% 2030[3]	1,500	1,466
		386,544
Health care 3.21%
AbbVie, Inc. 3.20% 2029	9,768	9,662
AbbVie, Inc. 4.25% 2049	8	8
Amgen, Inc. 2.45% 2030	5,131	4,844
Amgen, Inc. 3.35% 2032	869	862
Amgen, Inc. 4.20% 2052	165	171
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.40% 2062	$196	$203
Anthem, Inc. 2.375% 2025	1,534	1,514
AstraZeneca Finance LLC 1.75% 2028	1,429	1,320
AstraZeneca Finance LLC 2.25% 2031	2,087	1,946
AstraZeneca PLC 4.00% 2029	5,920	6,241
Bausch Health Companies, Inc. 4.875% 2028[3]	830	796
Baxter International, Inc. 2.539% 2032[3]	3,906	3,571
Bayer US Finance II LLC 4.25% 2025[3]	17,570	17,886
Centene Corp. 4.25% 2027	14,860	14,931
Centene Corp. 2.45% 2028	12,410	11,355
Centene Corp. 4.625% 2029	14,945	15,092
Centene Corp. 3.375% 2030	15,718	14,817
Centene Corp. 2.50% 2031	8,550	7,560
Centene Corp. 2.625% 2031	2,510	2,238
Danaher Corp. 2.80% 2051	1,090	929
Gilead Sciences, Inc. 2.80% 2050	3,624	2,979
HCA, Inc. 3.125% 2027[3]	755	739
HCA, Inc. 3.375% 2029[3]	1,770	1,725
HCA, Inc. 3.625% 2032[3]	5,729	5,620
HCA, Inc. 4.625% 2052[3]	390	394
Laboratory Corporation of America Holdings 1.55% 2026	1,058	987
Laboratory Corporation of America Holdings 4.70% 2045	4,160	4,442
Merck & Co., Inc. 1.70% 2027	3,093	2,932
Merck & Co., Inc. 2.15% 2031	5,845	5,414
Merck & Co., Inc. 2.75% 2051	808	705
Merck & Co., Inc. 2.90% 2061	1,275	1,089
Novartis Capital Corp. 2.20% 2030	5,446	5,120
Regeneron Pharmaceuticals, Inc. 1.75% 2030	988	859
Roche Holdings, Inc. 1.93% 2028[3]	7,845	7,300
Roche Holdings, Inc. 2.076% 2031[3]	14,737	13,576
Roche Holdings, Inc. 2.607% 2051[3]	3,525	3,060
Shire PLC 3.20% 2026	14,493	14,539
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	47,394
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	62,463
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	28,176
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	36,728
Thermo Fisher Scientific, Inc. 2.00% 2031	704	633
UnitedHealth Group, Inc. 3.35% 2022	4,385	4,412
UnitedHealth Group, Inc. 3.75% 2025	5,410	5,569
UnitedHealth Group, Inc. 2.00% 2030	855	788
UnitedHealth Group, Inc. 3.05% 2041	1,300	1,214
UnitedHealth Group, Inc. 3.25% 2051	1,887	1,778
		376,581
Industrials 2.90%
ADT Security Corp. 4.125% 2029[3]	510	474
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,610
Aeropuerto International de Tocume SA 4.00% 2041[3]	730	665
Aeropuerto International de Tocume SA 5.125% 2061[3]	565	516
Air Lease Corp. 0.80% 2024	3,175	2,993
Air Lease Corp. 2.875% 2026	11,453	11,069
Air Lease Corp. 2.20% 2027	3,060	2,837
Air Lease Corp. 2.10% 2028	2,450	2,147
Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	12,483
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avolon Holdings Funding, Ltd. 2.125% 2026[3]	$8,333	$7,619
Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,261
Avolon Holdings Funding, Ltd. 2.528% 2027[3]	2,142	1,896
Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	7,537
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,789
Boeing Company 4.508% 2023	11,358	11,557
Boeing Company 1.95% 2024	5,646	5,524
Boeing Company 2.80% 2024	500	500
Boeing Company 4.875% 2025	34,682	35,813
Boeing Company 2.196% 2026	16,571	15,685
Boeing Company 2.75% 2026	16,588	16,095
Boeing Company 3.10% 2026	649	639
Boeing Company 2.70% 2027	6,473	6,219
Boeing Company 5.04% 2027	15,716	16,577
Boeing Company 3.25% 2028	11,379	10,983
Boeing Company 3.25% 2028	1,925	1,853
Boeing Company 5.15% 2030	42,874	45,789
Boeing Company 3.625% 2031	1,602	1,562
Boeing Company 3.90% 2049	1,411	1,277
Boeing Company 5.805% 2050	4,122	4,774
Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,870
Canadian Pacific Railway, Ltd. 2.45% 2031	3,131	2,912
Canadian Pacific Railway, Ltd. 3.00% 2041	1,677	1,512
Canadian Pacific Railway, Ltd. 3.10% 2051	3,111	2,759
Carrier Global Corp. 3.377% 2040	15,000	13,673
Dun & Bradstreet Corp. 5.00% 2029[3]	2,798	2,633
General Dynamics Corp. 3.625% 2030	675	696
General Electric Capital Corp. 4.418% 2035	4,777	5,140
Lockheed Martin Corp. 1.85% 2030	1,138	1,034
Lockheed Martin Corp. 3.60% 2035	528	534
Lockheed Martin Corp. 4.50% 2036	424	469
Lockheed Martin Corp. 4.07% 2042	165	177
Mexico City Airport Trust 5.50% 2046	1,959	1,743
Mexico City Airport Trust 5.50% 2047	5,909	5,218
Mexico City Airport Trust 5.50% 2047[3]	1,132	1,000
MISC Capital Two (Labuan), Ltd. 3.75% 2027[3]	2,690	2,680
Northrop Grumman Corp. 3.25% 2028	10,845	10,865
Raytheon Technologies Corp. 1.90% 2031	3,087	2,735
Raytheon Technologies Corp. 2.375% 2032	1,321	1,214
Raytheon Technologies Corp. 2.82% 2051	665	562
Raytheon Technologies Corp. 3.03% 2052	1,190	1,046
Republic Services, Inc. 2.375% 2033	1,635	1,471
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[3]	2,550	2,201
Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,527
Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,272
Union Pacific Corp. 2.15% 2027	2,213	2,131
Union Pacific Corp. 2.40% 2030	4,454	4,221
Union Pacific Corp. 2.375% 2031	5,554	5,205
Union Pacific Corp. 2.80% 2032	5,240	5,037
Union Pacific Corp. 3.375% 2042	530	513
Union Pacific Corp. 3.25% 2050	7,000	6,535
Union Pacific Corp. 2.95% 2052	1,405	1,249
United Rentals, Inc. 5.50% 2027	5,000	5,177
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.125% 2027	$4,551	$4,572
United Technologies Corp. 4.125% 2028	4,974	5,207
		340,533
Consumer staples 1.66%
7-Eleven, Inc. 1.80% 2031[3]	5,013	4,326
7-Eleven, Inc. 2.80% 2051[3]	5,000	4,045
Altria Group, Inc. 4.40% 2026	4,585	4,747
Altria Group, Inc. 4.50% 2043	1,585	1,448
Altria Group, Inc. 5.95% 2049	9,039	9,824
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,139
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,120
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,452
British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	16,798
British American Tobacco International Finance PLC 1.668% 2026	4,070	3,740
British American Tobacco PLC 3.557% 2027	10,991	10,716
British American Tobacco PLC 2.259% 2028	4,348	3,909
British American Tobacco PLC 4.448% 2028	3,065	3,078
British American Tobacco PLC 4.742% 2032	2,675	2,695
British American Tobacco PLC 4.39% 2037	1,500	1,398
British American Tobacco PLC 4.54% 2047	14,400	12,889
British American Tobacco PLC 4.758% 2049	22,045	20,340
British American Tobacco PLC 5.65% 2052	610	620
Conagra Brands, Inc. 5.30% 2038	436	481
Conagra Brands, Inc. 5.40% 2048	57	66
Constellation Brands, Inc. 3.50% 2027	7,500	7,526
Constellation Brands, Inc. 2.875% 2030	620	583
Constellation Brands, Inc. 2.25% 2031	1,487	1,312
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,347
JBS Luxembourg SARL 2.50% 2027[3]	3,880	3,611
JBS Luxembourg SARL 3.625% 2032[3]	1,430	1,312
JBS USA Lux SA 3.00% 2029[3]	2,709	2,511
JBS USA Lux SA 5.50% 2030[3]	435	446
JBS USA Lux SA 3.00% 2032[3]	3,430	3,094
Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,168
Keurig Dr Pepper, Inc. 4.597% 2028	10,752	11,360
Kraft Heinz Company 5.50% 2050	2,725	3,108
Molson Coors Brewing Co. 4.20% 2046	2,390	2,326
PepsiCo, Inc. 1.95% 2031	6,979	6,380
Philip Morris International, Inc. 4.125% 2043	4,117	3,928
Philip Morris International, Inc. 4.25% 2044	5,433	5,275
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	2,791
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	594
Reynolds American, Inc. 4.45% 2025	14,570	14,892
Reynolds American, Inc. 5.85% 2045	1,970	2,034
		195,429
Information technology 0.82%
Analog Devices, Inc. 1.70% 2028	1,962	1,814
Analog Devices, Inc. 2.80% 2041	521	469
Apple, Inc. 2.70% 2051	7,080	6,175
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	7,085
Broadcom, Inc. 4.00% 2029[3]	2,940	2,939
Broadcom, Inc. 4.15% 2032[3]	2,270	2,265
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.469% 2034[3]	$32,636	$30,293
Broadcom, Inc. 3.137% 2035[3]	1,164	1,028
Broadcom, Inc. 3.187% 2036[3]	4,803	4,180
Global Payments, Inc. 2.90% 2031	1,005	917
Oracle Corp. 1.65% 2026	8,417	7,860
Oracle Corp. 2.30% 2028	6,875	6,293
Oracle Corp. 2.875% 2031	7,393	6,752
Oracle Corp. 3.95% 2051	4,869	4,272
PayPal Holdings, Inc. 2.30% 2030	330	308
salesforce.com, inc. 1.95% 2031	3,775	3,459
salesforce.com, inc. 2.70% 2041	875	777
salesforce.com, inc. 2.90% 2051	5,140	4,580
salesforce.com, inc. 3.05% 2061	265	234
Square, Inc. 2.75% 2026[3]	1,975	1,869
Square, Inc. 3.50% 2031[3]	825	756
VeriSign, Inc. 2.70% 2031	1,494	1,354
		95,679
Real estate 0.59%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,458
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	160
American Campus Communities, Inc. 3.75% 2023	2,900	2,930
American Campus Communities, Inc. 3.875% 2031	620	625
American Tower Corp. 1.45% 2026	657	600
American Tower Corp. 3.65% 2027	5,390	5,379
American Tower Corp. 2.30% 2031	1,180	1,032
American Tower Corp. 2.70% 2031	1,100	997
American Tower Corp. 4.05% 2032	1,278	1,283
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]	395	359
Corporate Office Properties LP 2.00% 2029	1,139	1,004
Corporate Office Properties LP 2.75% 2031	1,547	1,391
Corporate Office Properties LP 2.90% 2033	564	499
Crown Castle International Corp. 2.50% 2031	5,218	4,663
Equinix, Inc. 2.90% 2026	3,287	3,188
Equinix, Inc. 3.20% 2029	3,846	3,685
Equinix, Inc. 2.50% 2031	7,760	6,972
Equinix, Inc. 3.90% 2032	1,155	1,149
Equinix, Inc. 3.40% 2052	1,201	1,044
Essex Portfolio LP 3.25% 2023	335	337
Essex Portfolio LP 3.875% 2024	1,000	1,012
Essex Portfolio LP 2.55% 2031	4,338	3,959
Extra Space Storage, Inc. 2.35% 2032	698	614
FibraSOMA 4.375% 2031[3]	1,475	1,235
Hospitality Properties Trust 5.00% 2022	1,270	1,265
Hospitality Properties Trust 4.50% 2025	855	803
Hospitality Properties Trust 3.95% 2028	1,710	1,457
Howard Hughes Corp. 4.375% 2031[3]	675	635
Invitation Homes Operating Partnership LP 2.30% 2028	767	696
Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,752
Invitation Homes Operating Partnership LP 2.70% 2034	660	579
Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,590
Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,459
Iron Mountain, Inc. 5.25% 2030[3]	675	662
Omega Healthcare Investors, Inc. 4.375% 2023	186	189
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Piedmont Operating Partnership LP 4.45% 2024	$1,000	$1,018
Public Storage 1.95% 2028	993	921
Scentre Group 3.50% 2025[3]	4,565	4,581
Sun Communities Operating LP 2.30% 2028	1,026	932
Sun Communities Operating LP 2.70% 2031	3,877	3,504
		69,618
Materials 0.14%
Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,583
Ecolab, Inc. 1.65% 2027	835	785
Ecolab, Inc. 2.125% 2032	2,580	2,363
Ecolab, Inc. 2.70% 2051	335	288
Glencore Funding LLC 2.625% 2031[3]	790	708
Glencore Funding LLC 3.375% 2051[3]	370	312
International Flavors & Fragrances, Inc. 2.30% 2030[3]	3,536	3,162
LYB International Finance III, LLC 2.25% 2030	3,802	3,432
LYB International Finance III, LLC 3.625% 2051	2,617	2,377
Methanex Corp. 5.125% 2027	510	513
Nova Chemicals Corp. 4.25% 2029[3]	425	392
		16,915
Total corporate bonds, notes & loans		4,004,492
Mortgage-backed obligations 17.40% Federal agency mortgage-backed obligations 14.73%
Fannie Mae Pool #976945 5.50% 2023[7]	9	9
Fannie Mae Pool #AB1068 4.50% 2025[7]	58	60
Fannie Mae Pool #256133 4.50% 2026[7]	51	53
Fannie Mae Pool #AR3058 3.00% 2028[7]	87	88
Fannie Mae Pool #AS8018 3.00% 2031[7]	53	54
Fannie Mae Pool #BM4741 3.00% 2032[7]	37	37
Fannie Mae Pool #924866 1.765% 2037[5,7]	436	439
Fannie Mae Pool #945680 6.00% 2037[7]	480	531
Fannie Mae Pool #913966 6.00% 2037[7]	36	39
Fannie Mae Pool #889982 5.50% 2038[7]	1,067	1,177
Fannie Mae Pool #988588 5.50% 2038[7]	210	231
Fannie Mae Pool #AB1297 5.00% 2040[7]	215	233
Fannie Mae Pool #AI1862 5.00% 2041[7]	1,144	1,236
Fannie Mae Pool #AH8144 5.00% 2041[7]	974	1,046
Fannie Mae Pool #AH9479 5.00% 2041[7]	898	972
Fannie Mae Pool #AI3510 5.00% 2041[7]	627	675
Fannie Mae Pool #AJ0704 5.00% 2041[7]	555	598
Fannie Mae Pool #AJ5391 5.00% 2041[7]	373	404
Fannie Mae Pool #BM6240 2.07% 2044[5,7]	2,240	2,324
Fannie Mae Pool #AZ3904 4.00% 2045[7]	42	44
Fannie Mae Pool #AL8522 3.50% 2046[7]	1,022	1,042
Fannie Mae Pool #BD1968 4.00% 2046[7]	1,456	1,504
Fannie Mae Pool #BE0592 4.00% 2046[7]	398	408
Fannie Mae Pool #BD5477 4.00% 2046[7]	181	188
Fannie Mae Pool #CA0770 3.50% 2047[7]	5,412	5,485
Fannie Mae Pool #CA0706 4.00% 2047[7]	108	111
Fannie Mae Pool #MA3058 4.00% 2047[7]	49	51
Fannie Mae Pool #BM4413 4.50% 2047[7]	3,470	3,637
Fannie Mae Pool #BF0293 3.00% 2048[7]	8,075	7,998
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM4891 3.50% 2048[7]	$24,100	$24,541
Fannie Mae Pool #BF0318 3.50% 2048[7]	6,613	6,712
Fannie Mae Pool #CA1189 3.50% 2048[7]	1,583	1,602
Fannie Mae Pool #BJ5749 4.00% 2048[7]	22	23
Fannie Mae Pool #BM4676 4.00% 2048[7]	15	15
Fannie Mae Pool #CA2493 4.50% 2048[7]	796	829
Fannie Mae Pool #CA3807 3.00% 2049[7]	1,472	1,451
Fannie Mae Pool #CA3806 3.00% 2049[7]	961	948
Fannie Mae Pool #FM0007 3.50% 2049[7]	17,936	18,108
Fannie Mae Pool #FM1954 3.50% 2049[7]	7,642	7,702
Fannie Mae Pool #FM1589 3.50% 2049[7]	5,009	5,048
Fannie Mae Pool #FM1262 4.00% 2049[7]	26,862	27,685
Fannie Mae Pool #FM5507 3.00% 2050[7]	19,081	18,952
Fannie Mae Pool #BF0145 3.50% 2057[7]	13,419	13,622
Fannie Mae Pool #BF0264 3.50% 2058[7]	10,287	10,442
Fannie Mae Pool #BF0332 3.00% 2059[7]	22,252	22,095
Fannie Mae Pool #BF0497 3.00% 2060[7]	19,092	18,891
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]	—[8]	—[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	8	9
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	20	23
Fannie Mae, Series 2002-W1, Class 2A, 5.08% 2042[5,7]	24	25
Freddie Mac Pool #ZS8507 3.00% 2028[7]	141	143
Freddie Mac Pool #ZK7590 3.00% 2029[7]	3,101	3,127
Freddie Mac Pool #A15120 5.50% 2033[7]	56	60
Freddie Mac Pool #QN1073 3.00% 2034[7]	53	53
Freddie Mac Pool #G05196 5.50% 2038[7]	58	64
Freddie Mac Pool #G05267 5.50% 2038[7]	43	48
Freddie Mac Pool #G06020 5.50% 2039[7]	84	92
Freddie Mac Pool #A93948 4.50% 2040[7]	171	182
Freddie Mac Pool #G05860 5.50% 2040[7]	305	337
Freddie Mac Pool #G06868 4.50% 2041[7]	201	214
Freddie Mac Pool #G06841 5.50% 2041[7]	498	550
Freddie Mac Pool #841039 2.175% 2043[5,7]	1,970	2,052
Freddie Mac Pool #Z40130 3.00% 2046[7]	23,215	23,207
Freddie Mac Pool #G61733 3.00% 2047[7]	5,738	5,702
Freddie Mac Pool #ZT2100 3.00% 2047[7]	120	120
Freddie Mac Pool #G08789 4.00% 2047[7]	752	777
Freddie Mac Pool #G67709 3.50% 2048[7]	15,322	15,550
Freddie Mac Pool #G61628 3.50% 2048[7]	378	383
Freddie Mac Pool #Q58494 4.00% 2048[7]	1,297	1,333
Freddie Mac Pool #QA4673 3.00% 2049[7]	32,891	32,400
Freddie Mac Pool #SD7508 3.50% 2049[7]	12,555	12,723
Freddie Mac Pool #RA1369 3.50% 2049[7]	2,328	2,348
Freddie Mac Pool #ZN4842 3.50% 2049[7]	837	844
Freddie Mac Pool #SD7553 3.00% 2052[7]	3,115	3,074
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	67	73
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	156	168
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	515	515
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	142	126
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	137	120
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	9,801	9,855
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	2,222	2,231
Government National Mortgage Assn. 2.00% 2052[7,9]	10,080	9,563
Government National Mortgage Assn. 3.00% 2052[7,9]	16,844	16,568
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.00% 2052[7,9]	$13,800	$13,606
Government National Mortgage Assn. 3.00% 2052[7,9]	5,479	5,415
Government National Mortgage Assn. 3.50% 2052[7,9]	213,907	215,144
Government National Mortgage Assn. 3.50% 2052[7,9]	12,933	12,969
Government National Mortgage Assn. 4.00% 2052[7,9]	114,817	116,687
Government National Mortgage Assn. 4.00% 2052[7,9]	53,963	55,042
Government National Mortgage Assn. 4.50% 2052[7,9]	42,340	43,604
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	15,098	15,528
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[7]	2,075	2,122
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	6,516	6,760
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	727	756
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	46	49
Government National Mortgage Assn. Pool #MA7139 4.00% 2051[7]	5,634	5,762
Uniform Mortgage-Backed Security 1.50% 2037[7,9]	3,950	3,746
Uniform Mortgage-Backed Security 2.50% 2037[7,9]	7,545	7,457
Uniform Mortgage-Backed Security 3.00% 2037[7,9]	4,006	4,034
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	5,379	4,985
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	173,318	165,027
Uniform Mortgage-Backed Security 3.00% 2052[7,9]	288,987	282,095
Uniform Mortgage-Backed Security 3.00% 2052[7,9]	241,066	234,976
Uniform Mortgage-Backed Security 3.50% 2052[7,9]	45,612	45,554
Uniform Mortgage-Backed Security 3.50% 2052[7,9]	10,975	10,935
Uniform Mortgage-Backed Security 4.00% 2052[7,9]	35,745	36,363
Uniform Mortgage-Backed Security 4.00% 2052[7,9]	207	211
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	68,465	70,705
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	15,000	15,548
		1,729,079
Collateralized mortgage-backed obligations (privately originated) 1.32%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,5,7]	3,642	3,466
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,7]	169	166
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,7]	6,738	6,590
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.057% 2029[3,5,7]	1,934	1,933
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,5,7]	1,053	1,005
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,5,7]	747	730
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,7]	5,324	5,171
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,5,7]	708	703
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,5,7]	3,657	3,605
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,5,7]	2,209	2,189
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,5,7]	282	282
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[3,5,7]	2,996	2,887
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,7]	1,578	1,502
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,5,7]	1,830	1,781
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,7]	2,926	3,152
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,7]	2,462	2,551
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[3,5,7]	3,420	3,171
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[3,5,7]	2,378	2,214
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,5,7]	2,238	2,084
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[3,5,7]	2,178	2,015
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[3,5,7]	2,080	1,936
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 5.157% 2028[5,7]	1,968	2,054
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 1.749% 2034[3,5,7]	248	244
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.307% 2050[3,5,7]	$4,072	$4,065
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[3,5,7]	4,291	4,151
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,7]	5,555	5,215
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,7]	993	914
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,5,7]	947	881
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	241
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,5,7]	948	908
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]	2,985	2,856
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[3,5,7]	16,160	16,035
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,5,7]	3,679	3,505
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[3,5,7]	8,555	8,552
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[3,5,7]	20,357	20,360
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,5,7]	3,868	3,670
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,5,7]	5,541	5,362
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,7]	12,504	11,861
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[3,10,11]	1,680	1,568
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,7]	5,043	4,746
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,5,7]	6,208	5,891
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,7]	2,295	2,290
		154,502
Commercial mortgage-backed securities 1.11%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	102
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	800
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	1,007
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	129
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	209
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]	2,444	2,563
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	276
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,665
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]	781	832
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[3,5,7]	14,727	14,368
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 1.144% 2036[3,5,7]	12,622	12,308
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[3,5,7]	5,292	5,196
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.347% 2036[3,5,7]	570	559
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.694% 2036[3,5,7]	995	977
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.043% 2036[3,5,7]	996	977
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.067% 2038[3,5,7]	3,769	3,693
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.247% 2038[3,5,7]	9,979	9,857
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.267% 2038[3,5,7]	436	427
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.497% 2038[3,5,7]	295	288
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.647% 2038[3,5,7]	339	334
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.797% 2038[3,5,7]	746	728
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[3,5,7]	100	99
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 2.247% 2038[3,5,7]	151	149
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	250	248
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	613
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,5,7]	312	316
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	354
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[5,7]	204	200
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,332	1,314
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	198
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[3,5,7]	2,862	2,832
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.777% 2038[3,5,7]	$653	$646
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.097% 2038[3,5,7]	891	879
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.647% 2038[3,5,7]	682	673
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,7]	304	299
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,7]	1,897	1,714
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	403
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	103
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,427
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,322
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	650
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,7]	785	790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,7]	7,867	7,597
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]	2,040	2,070
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 1.984% 2039[3,5,7]	3,330	3,334
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[3,5,7]	4,555	4,485
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.198% 2026[3,5,7]	154	152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	5,446	5,483
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	407
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	249
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	730	734
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]	208	203
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.297% 2038[3,5,7]	688	678
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.597% 2038[3,5,7]	441	434
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[3,5,7]	132	130
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,7]	4,065	3,788
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.973% 2036[3,5,7]	9,351	9,084
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.322% 2036[3,5,7]	1,000	972
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.127% 2038[3,5,7]	8,739	8,569
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.476% 2038[3,5,7]	263	257
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.726% 2038[3,5,7]	141	138
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,413	2,423
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.084% 2048[5,7]	220	216
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,596
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]	1,019	1,002
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	250	251
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]	205	207
		130,983
Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]	DKr78,835	10,222
Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]	109,679	14,102
Realkredit Danmark AS 1.00% 2053[7]	29,773	3,817
		28,141
Total mortgage-backed obligations		2,042,705
Asset-backed obligations 4.17%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,7]	$2,210	2,219
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,7]	2,755	2,801
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,7]	7,689	7,471
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,7]	3,445	3,199
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,7]	$531	$486
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,7]	2,427	2,304
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,7]	193	176
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,7]	623	605
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,7]	1,279	1,277
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,7]	701	670
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,7]	1,183	1,162
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[3,7]	2,000	1,981
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,7]	2,602	2,590
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,7]	2,500	2,474
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,7]	1,465	1,441
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,7]	806	774
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]	997	954
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]	1,109	1,043
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]	2,613	2,439
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[3,5,7]	575	571
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,7]	262	255
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,7]	269	251
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[3,7]	4,439	4,065
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,7]	509	423
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]	400	402
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]	210	197
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]	206	192
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]	538	523
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]	884	840
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,7]	16,589	15,261
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[3,7]	6,420	6,038
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[3,7]	691	615
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,7]	1,032	912
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]	18,930	17,901
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,7]	1,987	1,829
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,7]	3,441	3,249
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,7]	373	344
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]	6,134	5,704
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,7]	1,943	1,790
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]	2,533	2,384
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[3,7]	5,332	4,961
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[3,7]	478	437
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,7]	73	73
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,7]	1,125	1,133
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,7]	2,382	2,395
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,7]	694	681
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,7]	590	566
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,7]	6,429	6,430
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	2,524	2,502
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	2,649	2,658
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	1,221	1,225
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	4,043
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,289
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	3,907
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,7]	331	332
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,7]	1,915	1,922
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,7]	681	682
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,7]	$4,250	$4,292
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,7]	825	800
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,7]	449	427
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,7]	817	803
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,7]	1,179	1,156
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,7]	1,231	1,186
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,7]	832	788
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,7]	492	456
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,7]	1,406	1,407
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,7]	199	199
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	780	774
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,7]	900	897
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,7]	5,000	5,009
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,7]	6,000	6,037
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,763
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	993
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	2,612	2,465
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]	18,098	16,825
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,7]	1,395	1,304
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,7]	17,675	17,873
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,7]	30,070	29,993
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,7]	340	339
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,7]	2,390	2,290
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,7]	1,551	1,447
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,7]	173	160
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,7]	3,225	3,079
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,7]	10,776	9,921
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,7]	2,999	2,804
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[3,7]	234	217
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	302
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	427
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,10,11]	8,590	8,369
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,7]	12,703	12,045
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,7]	1,171	1,111
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,7]	810	764
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,7]	17,770	16,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,7]	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,7]	859	782
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,7]	1,632	1,600
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,7]	304	291
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[3,5,7]	900	896
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[3,5,7]	729	727
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,7]	1,242	1,212
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,7]	230	225
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,7]	2,866	2,700
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,7]	4,717	4,488
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,7]	999	949
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,7]	4,650	4,293
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.189% 2062[3,5,7]	4,965	4,907
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,7]	387	364
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,7]	6,475	6,073
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,7]	14,885	13,937
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,7]	50,765	47,389
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[3,5,7]	275	273
American Funds Insurance Series — The Bond Fund of America — Page 160 of 251

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[3,7]	$240	$233
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.224% 2027[3,5,7]	515	515
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.304% 2027[3,5,7]	923	923
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[3,5,7]	1,458	1,458
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[3,5,7]	312	311
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,7]	7,884	7,423
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,7]	2,190	2,193
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,7]	1,355	1,350
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.707% 2051[3,5,7]	890	889
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,510	1,495
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	3,110	3,123
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,734
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,160
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,628
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,143
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,726
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,7]	2,777	2,549
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,7]	512	472
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[3,7]	2,520	2,314
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[3,5,7]	475	473
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,7]	3,477	3,211
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[3,7]	461	433
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,7]	1,357	1,280
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[3,7]	1,561	1,471
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,7]	2,756	2,623
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,7]	3,277	3,077
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,7]	2,433	2,292
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,7]	1,407	1,366
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,7]	6,625	6,009
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,7]	5,560	5,164
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,7]	370	343
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,7]	4,677	4,369
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,7]	139	127
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,7]	6,000	5,962
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,7]	11,239	10,383
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[3,7]	4,516	4,096
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[3,7]	372	341
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,7]	1,557	1,529
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,7]	1,690	1,642
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,7]	2,181	2,096
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,7]	1,446	1,374
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,7]	3,023	2,931
		489,459
Municipals 1.70% California 0.06%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	2,897
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	592
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,775
		7,264
American Funds Insurance Series — The Bond Fund of America — Page 161 of 251

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 1.52%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	$65	$71
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	33,747
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	10,067
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,255
G.O. Bonds, Series 2013-B, 4.11% 2022	750	750
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,162
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	11,625	11,833
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	113,855
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,310
		178,050
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	5,465
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	3,687
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	4,600	4,622
Total municipals		199,088
Bonds & notes of governments & government agencies outside the U.S. 1.30%
Chile (Republic of) 3.50% 2034	600	593
Chile (Republic of) 3.10% 2041	2,340	2,064
Chile (Republic of) 4.34% 2042	1,320	1,358
Chile (Republic of) 4.00% 2052	580	574
China (People’s Republic of), Series INBK, 3.81% 2050	CNY13,380	2,256
China (People’s Republic of), Series INBK, 3.72% 2051	48,340	8,054
Colombia (Republic of) 4.125% 2051	$3,120	2,362
Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	5,561
Dominican Republic 5.95% 2027[3]	$8,100	8,343
Hungary (Republic of) 2.125% 2031[3]	2,135	1,938
Indonesia (Republic of) 3.35% 2071	1,660	1,411
Israel (State of) 3.375% 2050	4,750	4,512
Israel (State of) 3.875% 2050	4,775	4,930
Panama (Republic of) 3.87% 2060	7,500	6,589
Panama (Republic of) 4.50% 2063	395	380
Panama Bonos Del Tesoro 3.362% 2031	15,625	14,727
Paraguay (Republic of) 5.00% 2026	1,250	1,306
Peru (Republic of) 6.35% 2028	PEN5,840	1,585
Peru (Republic of) 5.94% 2029	6,005	1,584
Peru (Republic of) 2.783% 2031	$3,790	3,578
Peru (Republic of) 6.15% 2032	PEN12,950	3,397
Peru (Republic of) 3.00% 2034	$2,400	2,243
Peru (Republic of) 3.60% 2072	3,881	3,352
Philippines (Republic of) 3.229% 2027	475	482
Philippines (Republic of) 3.20% 2046	4,900	4,386
Philippines (Republic of) 4.20% 2047	272	286
Portuguese Republic 5.125% 2024	24,775	26,210
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]	1,020	1,057
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]	1,270	1,296
American Funds Insurance Series — The Bond Fund of America — Page 162 of 251

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]	$340	$355
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]	1,150	1,152
Qatar (State of) 4.50% 2028[3]	5,100	5,569
Qatar (State of) 5.103% 2048[3]	3,400	4,167
Romania 3.75% 2034	€5,625	5,823
Saudi Arabia (Kingdom of) 3.628% 2027[3]	$5,000	5,183
Saudi Arabia (Kingdom of) 3.625% 2028[3]	11,435	11,832
United Mexican States 3.50% 2034	1,030	960
United Mexican States 4.40% 2052	675	621
		152,076
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]	11,910	11,734
Total bonds, notes & other debt instruments (cost: $11,759,530,000)		11,444,375
Short-term securities 14.29% Money market investments 14.29%	Shares
Capital Group Central Cash Fund 0.32%[12,13]	16,778,173	1,677,817
Total short-term securities (cost: $1,677,798,000)		1,677,817
Total investment securities 111.79% (cost: $13,437,328,000)		13,122,192
Other assets less liabilities (11.79)%		(1,384,118)
Net assets 100.00%		$11,738,074
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
30 Day Federal Funds Futures	Short	158	May 2022	$(65,613)	$2
30 Day Federal Funds Futures	Long	557	June 2022	230,419	(205)
90 Day Euro Dollar Futures	Long	2,771	September 2022	677,648	(10,908)
3 Month SOFR Futures	Long	1,705	June 2023	414,635	487
2 Year U.S. Treasury Note Futures	Short	5,114	June 2022	(1,083,768)	3,495
5 Year Euro-Bobl Futures	Short	65	June 2022	(9,266)	299
5 Year U.S. Treasury Note Futures	Short	480	June 2022	(55,050)	(118)
10 Year Euro-Bund Futures	Short	54	June 2022	(9,478)	473
10 Year U.S. Treasury Note Futures	Long	169	June 2022	20,766	117
10 Year Ultra U.S. Treasury Note Futures	Long	137	June 2022	18,559	134
20 Year U.S. Treasury Bond Futures	Long	1,459	June 2022	218,941	(6,442)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,833	June 2022	324,670	(11,496)
					$(24,162)
American Funds Insurance Series — The Bond Fund of America — Page 163 of 251

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
PEN	1,685	USD	453	Citibank	4/11/2022	$5
USD	3,484	PEN	13,100	Standard Chartered Bank	4/11/2022	(74)
USD	6,731	EUR	6,167	Morgan Stanley	4/11/2022	(93)
USD	9,322	EUR	8,465	Morgan Stanley	4/14/2022	(46)
USD	6,001	JPY	700,950	Bank of America	4/21/2022	241
DKK	15,950	USD	2,356	UBS AG	4/21/2022	17
COP	1,073,945	USD	285	UBS AG	4/21/2022	(1)
USD	30,223	DKK	203,975	JPMorgan Chase	4/21/2022	(130)
EUR	2,570	USD	2,855	Bank of New York Mellon	4/25/2022	(10)
USD	3,850	EUR	3,495	Bank of America	4/25/2022	(19)
USD	6,703	EUR	6,078	Bank of America	4/25/2022	(26)
KRW	32,053,900	USD	26,411	Bank of America	4/26/2022	(41)
KRW	16,629,740	USD	13,736	Citibank	5/6/2022	(57)
USD	5,555	COP	22,893,650	UBS AG	7/6/2022	(425)
USD	1,413	PEN	5,380	Citibank	8/26/2022	(29)
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(67)
USD	830	PEN	3,440	Citibank	8/26/2022	(92)
						$(847)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	$413,000	$(29)	$—	$(29)
SOFR	Annual	0.471%	Annual	10/26/2023	87,775	2,188	—	2,188
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(2,155)	—	(2,155)
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	34,500	2,043	—	2,043
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	1,442	—	1,442
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	35,700	2,083	—	2,083
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	23,100	1,531	—	1,531
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	822	—	822
3-month USD-LIBOR	Quarterly	2.0295%	Semi-annual	5/5/2051	30,800	1,526	—	1,526
						$9,451	$—	$9,451
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	$112,780	$(6,072)	$(5,243)	$(829)
American Funds Insurance Series — The Bond Fund of America — Page 164 of 251

unaudited
Swap contracts  (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	$12,555	$199	$183	$16
Investments in affiliates13

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 14.29%
Money market investments 14.29%
Capital Group Central Cash Fund 0.32%[12]	$1,311,257	$1,424,222	$1,057,538	$(20)	$(104)	$1,677,817	$516
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $71,724,000, which represented .61% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,713,228,000, which represented 14.60% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,937,000, which represented .08% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	Rate represents the seven-day yield at 3/31/2022.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviations and symbols
Auth. = Authority	G.O. = General Obligation
CLO = Collateralized Loan Obligations	ICE = Intercontinental Exchange, Inc.
CME = CME Group	JPY = Japanese yen
CMO = Collateralized Mortgage Obligations	KRW = South Korean won
CNY = Chinese yuan renminbi	LIBOR = London Interbank Offered Rate
COP = Colombian pesos	PEN = Peruvian nuevos soles
DAC = Designated Activity Company	Ref. = Refunding
DKK = Danish kroner	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing
American Funds Insurance Series — The Bond Fund of America — Page 165 of 251

Capital World Bond Fund®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 93.61% Euros 19.54%	Principal amount (000)	Value (000)
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$4,887
Altria Group, Inc. 1.00% 2023	1,020	1,134
Altria Group, Inc. 1.70% 2025	1,600	1,768
Altria Group, Inc. 2.20% 2027	2,900	3,208
American Honda Finance Corp. 1.60% 2022	620	686
American Honda Finance Corp. 1.95% 2024	560	636
American Tower Corp. 0.45% 2027	2,525	2,626
American Tower Corp. 0.875% 2029	1,470	1,490
AT&T, Inc. 1.60% 2028	2,350	2,621
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	6,124
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,644
Comcast Corp. 0.25% 2029	955	968
Cote d’Ivoire (Republic of) 5.25% 2030	900	923
Cote d’Ivoire (Republic of) 5.875% 2031	840	863
Deutsche Telekom International Finance BV 7.50% 2033	200	345
Dow Chemical Co. 0.50% 2027	1,110	1,161
Egypt (Arab Republic of) 5.625% 2030	745	700
Equinor ASA 1.375% 2032	2,550	2,764
European Financial Stability Facility 0.40% 2025	6,000	6,617
European Investment Bank 0.375% 2027	1,145	1,244
European Investment Bank 0.25% 2032	4,900	5,024
European Union 0% 2026	1,600	1,724
European Union 0.25% 2026	610	663
European Union 0% 2031	1,905	1,916
European Union 0% 2035	220	208
European Union 0.20% 2036	1,500	1,439
French Republic O.A.T. 0.10% 2026[3]	10,106	12,518
French Republic O.A.T. 0% 2030	25,070	25,789
French Republic O.A.T. 0% 2032	7,790	7,812
French Republic O.A.T. 0.50% 2040	2,080	2,022
French Republic O.A.T. 0.75% 2052	5,930	5,524
Germany (Federal Republic of) 0% 2025	10,970	12,087
Germany (Federal Republic of) 0% 2027	14,140	15,356
Germany (Federal Republic of) 0% 2030	13,340	14,260
Germany (Federal Republic of) 0% 2031	10,740	11,330
Germany (Federal Republic of) 0.0% 2031	1,240	1,315
Germany (Federal Republic of) 0% 2050	1,200	1,112
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	5,867
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	2,657
Greece (Hellenic Republic of) 3.375% 2025	7,625	8,978
Greece (Hellenic Republic of) 0.75% 2031	1,660	1,564
Greece (Hellenic Republic of) 1.75% 2032	4,810	4,900
Groupe BPCE SA 4.625% 2023	1,200	1,396
Groupe BPCE SA 1.00% 2025	2,900	3,193
Highland Holdings SARL 0.318% 2026	205	214
Honeywell International, Inc. 0.75% 2032	370	373
American Funds Insurance Series — Capital World Bond Fund — Page 166 of 251

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 6.625% 2023	€510	$607
Ireland (Republic of) 0.20% 2030	900	941
Ireland (Republic of) 0% 2031	1,500	1,509
Ireland (Republic of) 0.35% 2032	7,450	7,668
Israel (State of) 2.875% 2024	1,180	1,359
Italy (Republic of) 1.85% 2025	21,390	24,383
Italy (Republic of) 0.25% 2028	7,160	7,359
Italy (Republic of) 2.80% 2028	5,828	6,963
Italy (Republic of) 1.35% 2030	7	7
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,346
KfW 0.125% 2025	590	645
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,679
Morocco (Kingdom of) 3.50% 2024	1,400	1,600
Morocco (Kingdom of) 1.50% 2031	4,100	3,738
Petroleos Mexicanos 5.50% 2025	2,520	2,923
Philippines (Republic of) 0.25% 2025	1,470	1,567
Portuguese Republic 0.475% 2030	1,610	1,677
Quebec (Province of) 0.25% 2031	920	924
Quebec (Province of) 0.50% 2032	1,155	1,176
Romania 2.125% 2028	1,440	1,504
Romania 1.75% 2030	2,560	2,404
Romania 3.624% 2030	3,660	3,967
Romania 2.00% 2032	1,605	1,481
Romania 2.00% 2033	2,900	2,588
Romania 3.75% 2034	1,440	1,491
Russian Federation 2.875% 2025	3,000	581
Russian Federation 2.875% 2025	1,500	290
Serbia (Republic of) 3.125% 2027	11,497	12,420
Serbia (Republic of) 1.00% 2028	420	393
Serbia (Republic of) 1.50% 2029	4,943	4,657
Serbia (Republic of) 2.05% 2036	2,235	1,911
Spain (Kingdom of) 2.75% 2024	2,310	2,719
Spain (Kingdom of) 0.80% 2027	10,570	11,631
Spain (Kingdom of) 1.45% 2029	1,890	2,150
Spain (Kingdom of) 1.25% 2030	4,740	5,264
Spain (Kingdom of) 0.50% 2031	4,645	4,747
Spain (Kingdom of) 0.70% 2032	4,785	4,933
Spain (Kingdom of) 1.90% 2052	1,010	1,070
State Grid Overseas Investment, Ltd. 1.25% 2022	765	848
State Grid Overseas Investment, Ltd. 1.375% 2025	441	487
State Grid Overseas Investment, Ltd. 2.125% 2030	200	216
Stryker Corp. 0.25% 2024	480	521
Stryker Corp. 0.75% 2029	980	1,013
Stryker Corp. 1.00% 2031	450	456
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	2,207
Toyota Motor Credit Corp. 0.125% 2027	1,850	1,907
Tunisia (Republic of) 6.75% 2023	5,209	4,202
Tunisia (Republic of) 6.75% 2023	1,295	1,044
Turkey (Republic of) 4.375% 2027	950	988
Ukraine 6.75% 2026	3,119	1,456
Ukraine 6.75% 2026	1,225	572
Ukraine 4.375% 2030	2,705	1,268
		347,107
American Funds Insurance Series — Capital World Bond Fund — Page 167 of 251

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen 9.69%	Principal amount (000)	Value (000)
Export-Import Bank of India 0.59% 2022	¥400,000	$3,283
Indonesia (Republic of) 0.54% 2022	100,000	822
Japan, Series 18, 0.10% 2024[3]	1,031,062	8,719
Japan, Series 19, 0.10% 2024[3]	449,342	3,825
Japan, Series 21, 0.10% 2026[3]	996,489	8,571
Japan, Series 346, 0.10% 2027	1,216,700	10,027
Japan, Series 356, 0.10% 2029	3,529,000	28,944
Japan, Series 24, 0.10% 2029[3]	360,160	3,136
Japan, Series 359, 0.10% 2030	973,150	7,961
Japan, Series 116, 2.20% 2030	576,100	5,503
Japan, Series 26, 0.005% 2031[3]	510,979	4,449
Japan, Series 362, 0.10% 2031	737,200	6,010
Japan, Series 363, 0.10% 2031	657,300	5,355
Japan, Series 145, 1.70% 2033	1,851,000	17,590
Japan, Series 152, 1.20% 2035	987,100	8,967
Japan, Series 21, 2.30% 2035	720,000	7,416
Japan, Series 173, 0.40% 2040	492,000	3,877
Japan, Series 179, 0.50% 2041	822,650	6,519
Japan, Series 37, 0.60% 2050	694,500	5,288
Japan, Series 73, 0.70% 2051	1,353,800	10,547
Japan, Series 70, 0.70% 2051	925,450	7,221
Philippines (Republic of) 0.001% 2024	900,000	7,326
United Mexican States 0.62% 2022	100,000	821
		172,177
British pounds 3.14%
American Honda Finance Corp. 0.75% 2026	£1,420	1,733
Asian Development Bank 1.125% 2025	1,240	1,596
France Télécom 5.375% 2050	300	564
KfW 1.125% 2025	1,165	1,499
Lloyds Banking Group PLC 7.625% 2025	655	971
United Kingdom 0.125% 2026	425	532
United Kingdom 4.25% 2027	1,120	1,694
United Kingdom 0.375% 2030	1,740	2,077
United Kingdom 4.75% 2030	8,230	13,661
United Kingdom 0.25% 2031	8,690	10,093
United Kingdom 4.25% 2032	3,010	4,927
United Kingdom 0.625% 2035	4,620	5,230
United Kingdom 0.875% 2046	6,030	6,491
United Kingdom 0.625% 2050	2,805	2,759
United Kingdom 1.25% 2051	1,480	1,714
United Kingdom 1.125% 2073	225	252
		55,793
Chinese yuan renminbi 2.53%
Agricultural Development Bank of China 2.96% 2030	CNY41,790	6,495
China (People’s Republic of), Series 1910, 3.86% 2049	131,440	22,251
China (People’s Republic of), Series INBK, 3.39% 2050	20,860	3,263
China (People’s Republic of), Series INBK, 3.81% 2050	24,370	4,109
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,441
China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,679
China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,899
China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,791
		44,928
American Funds Insurance Series — Capital World Bond Fund — Page 168 of 251

unaudited
Bonds, notes & other debt instruments (continued) Danish kroner 2.41%	Principal amount (000)	Value (000)
Nordea Kredit 0.50% 2040[4]	DKr18,289	$2,378
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	156,683	20,318
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	154,349	19,815
Realkredit Danmark AS 1.00% 2053[4]	2,779	356
		42,867
Canadian dollars 2.30%
Canada 1.00% 2022	C$1,050	840
Canada 0.75% 2024	14,570	11,225
Canada 0.25% 2026	5,800	4,273
Canada 2.25% 2029	27,100	21,515
Canada 2.75% 2048	3,500	2,992
		40,845
Mexican pesos 2.11%
Petróleos Mexicanos 7.19% 2024	MXN83,848	3,967
United Mexican States 4.50% 2025[3]	15,682	817
United Mexican States, Series M, 5.75% 2026	74,700	3,419
United Mexican States, Series M, 7.50% 2027	436,720	21,090
United Mexican States, Series M20, 8.50% 2029	140,400	7,112
United Mexican States, Series M30, 8.50% 2038	21,100	1,078
		37,483
Australian dollars 1.60%
Australia (Commonwealth of), Series 139, 3.25% 2025	A$10,810	8,306
Australia (Commonwealth of), Series 163, 1.00% 2031	31,664	20,064
		28,370
Malaysian ringgits 1.35%
Malaysia (Federation of), Series 0413, 3.844% 2033	MYR4,894	1,132
Malaysia (Federation of), Series 0419, 3.828% 2034	4,026	919
Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,356
Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	8,726
Malaysia (Federation of), Series 0518, 4.921% 2048	3,322	832
Malaysia (Federation of), Series 0519, 4.638% 2049	4,521	1,073
		24,038
Colombian pesos 0.95%
Colombia (Republic of), Series B, 5.75% 2027	COP17,890,000	4,009
Colombia (Republic of), Series UVR, 2.25% 2029[3]	4,789	343
Colombia (Republic of), Series B, 7.00% 2031	36,645,300	8,184
Colombia (Republic of), Series B, 7.25% 2050	21,884,200	4,316
		16,852
Indonesian rupiah 0.84%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,687
Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	519
Indonesia (Republic of), Series 59, 7.00% 2027	51,565,000	3,768
Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,041
Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,807
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,091
		14,913
American Funds Insurance Series — Capital World Bond Fund — Page 169 of 251

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Bonds, notes & other debt instruments (continued) Brazilian reais 0.74%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 2022[3]	BRL4,342	$899
Brazil (Federative Republic of) 6.00% 2023[3]	10,172	2,112
Brazil (Federative Republic of) 10.00% 2023	6,780	1,396
Brazil (Federative Republic of) 0% 2024	8,440	1,452
Brazil (Federative Republic of) 6.00% 2024[3]	21,258	4,465
Brazil (Federative Republic of) 10.00% 2025	14,300	2,904
		13,228
Chilean pesos 0.65%
Chile (Republic of) 4.00% 2023	CLP2,300,000	2,854
Chile (Republic of) 5.80% 2024	1,270,000	1,574
Chile (Republic of) 1.50% 2026[3]	730,020	925
Chile (Republic of) 4.50% 2026	50,000	59
Chile (Republic of) 5.00% 2028	955,000	1,163
Chile (Republic of) 1.90% 2030[3]	1,967,880	2,506
Chile (Republic of) 4.70% 2030	2,120,000	2,447
		11,528
Polish zloty 0.53%
Poland (Republic of), Series 0725, 3.25% 2025	PLN21,220	4,699
Poland (Republic of), Series 1029, 2.75% 2029	4,900	995
Poland (Republic of), Series 0432, 1.75% 2032	20,990	3,687
		9,381
South Korean won 0.46%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,127
South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,130
		8,257
South African rand 0.21%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR30,120	1,883
South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,776
		3,659
Indian rupees 0.20%
India (Republic of) 5.15% 2025	INR230,360	2,973
National Highways Authority of India 7.27% 2022	50,000	664
		3,637
Russian rubles 0.10%
Russian Federation 7.00% 2023	RUB430,300	265
Russian Federation 6.90% 2029	403,750	249
Russian Federation 7.65% 2030	712,330	438
Russian Federation 5.90% 2031[5]	79,600	49
Russian Federation 6.90% 2031	212,995	131
Russian Federation 8.50% 2031[5]	695,165	428
Russian Federation 7.70% 2033	295,840	182
Russian Federation 7.25% 2034	121,920	75
		1,817
Peruvian nuevos soles 0.09%
Peru (Republic of) 6.15% 2032	PEN5,980	1,568
American Funds Insurance Series — Capital World Bond Fund — Page 170 of 251

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Bonds, notes & other debt instruments (continued) Egyptian pounds 0.08%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 14.051% 2022	EGP25,200	$1,382
Hungarian forints 0.07%
Hungary (Republic of), Series C, 1.00% 2025	HUF495,300	1,237
Romanian leu 0.06%
Romania 4.75% 2025	RON5,000	1,091
Ukrainian hryvnia 0.06%
Ukraine 16.06% 2022	UAH86,536	1,041
Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 2032	NKr6,615	723
U.S. dollars 43.86%
7-Eleven, Inc. 0.95% 2026[2]	$520	473
7-Eleven, Inc. 1.30% 2028[2]	2,180	1,912
7-Eleven, Inc. 1.80% 2031[2]	2,015	1,739
AbbVie, Inc. 2.90% 2022	1,170	1,178
AbbVie, Inc. 3.20% 2022	200	202
ACE INA Holdings, Inc. 2.875% 2022	195	196
ACE INA Holdings, Inc. 3.35% 2026	195	198
ACE INA Holdings, Inc. 4.35% 2045	425	464
Advisor Group Holdings, LLC 6.25% 2028[2]	365	366
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,102	1,947
Aeropuerto International de Tocume SA 5.125% 2061[2]	660	603
Aetna, Inc. 2.80% 2023	340	341
AG Merger Sub II, Inc. 10.75% 2027[2]	276	296
Alabama Power Co. 3.00% 2052	980	842
Albertsons Companies, Inc. 4.625% 2027[2]	125	121
Albertsons Companies, Inc. 3.50% 2029[2]	125	113
Alcoa Nederland Holding BV 4.125% 2029[2]	75	74
Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,734
Allegheny Technologies, Inc. 4.875% 2029	60	57
Allegheny Technologies, Inc. 5.125% 2031	45	42
Alliant Holdings Intermediate, LLC 6.75% 2027[2]	315	312
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]	65	63
Allied Universal Holdco LLC 9.75% 2027[2]	175	181
Allied Universal Holdco LLC 6.00% 2029[2]	300	265
Allstate Corp. 0.75% 2025	1,563	1,440
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[6,7]	650	641
Altria Group, Inc. 5.95% 2049	131	142
Amazon.com, Inc. 1.50% 2030	2,040	1,828
Amazon.com, Inc. 2.50% 2050	2,500	2,094
American Campus Communities, Inc. 3.75% 2023	1,810	1,829
American Campus Communities, Inc. 4.125% 2024	1,195	1,217
American Electric Power Company, Inc. 1.00% 2025	250	232
AmeriGas Partners LP 5.875% 2026	15	15
AmeriGas Partners LP 5.75% 2027	25	25
Amgen, Inc. 2.20% 2027	445	429
American Funds Insurance Series — Capital World Bond Fund — Page 171 of 251

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AmWINS Group, Inc. 4.875% 2029[2]	$30	$29
Anglo American Capital PLC 2.25% 2028[2]	454	415
Anglo American Capital PLC 3.95% 2050[2]	521	490
Angola (Republic of) 9.50% 2025	3,580	3,929
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,412
Apple, Inc. 2.40% 2050	1,100	910
Ardagh Group SA 6.50% Cash 2027[2,8]	210	192
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	225	217
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	648
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	3,025	926
Arthur J. Gallagher & Co. 3.50% 2051	34	30
Asbury Automotive Group, Inc. 4.625% 2029[2]	25	23
Asbury Automotive Group, Inc. 5.00% 2032[2]	30	28
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[6,7]	120	119
Ascent Resources - Utica LLC 8.25% 2028[2]	175	184
Ascent Resources - Utica LLC 5.875% 2029[2]	55	54
AssuredPartners, Inc. 7.00% 2025[2]	155	154
AssuredPartners, Inc. 5.625% 2029[2]	205	189
AstraZeneca PLC 3.50% 2023	2,700	2,742
AstraZeneca PLC 3.00% 2051	657	607
AT&T, Inc. 3.50% 2053	2,070	1,824
Atkore, Inc. 4.25% 2031[2]	25	23
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[6,7]	150	148
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[6,7]	260	259
Avantor Funding, Inc. 4.625% 2028[2]	40	40
Avantor Funding, Inc. 3.875% 2029[2]	90	85
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,991
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	833
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,481
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	4,261
Bank of Nova Scotia 2.45% 2032	2,100	1,934
Bausch Health Companies, Inc. 5.75% 2027[2]	140	138
Bayer AG 3.375% 2024[2]	840	839
Bayer US Finance II LLC 4.25% 2025[2]	203	207
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,677
Bayerische Motoren Werke AG 3.90% 2025[2]	900	919
Bayerische Motoren Werke AG 4.15% 2030[2]	900	946
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	30	29
Belarus (Republic of) 6.875% 2023	4,955	867
Belarus (Republic of) 7.625% 2027	2,100	315
Berkshire Hathaway Energy Company 2.85% 2051	300	255
Black Knight, Inc. 3.625% 2028[2]	155	147
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	65	68
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	575	565
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[6,7]	25	25
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	700	624
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,275	1,162
Boeing Company 5.15% 2030	4,000	4,272
Bombardier, Inc. 7.125% 2026[2]	210	206
Bombardier, Inc. 7.875% 2027[2]	75	74
Bombardier, Inc. 6.00% 2028[2]	90	84
Bombardier, Inc. 7.45% 2034[2]	125	128
Bonanza Creek Energy, Inc. 5.00% 2026[2]	30	30
Booz Allen Hamilton, Inc. 3.875% 2028[2]	63	61
American Funds Insurance Series — Capital World Bond Fund — Page 172 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Booz Allen Hamilton, Inc. 4.00% 2029[2]	$27	$26
Boyd Gaming Corp. 4.75% 2027	120	120
Boyne USA, Inc. 4.75% 2029[2]	47	45
Brandywine Operating Partnership LP 3.95% 2023	190	191
Braskem SA 4.50% 2030[2]	745	722
Brightstar Escrow Corp. 9.75% 2025[2]	180	182
British American Tobacco PLC 2.789% 2024	1,150	1,136
British American Tobacco PLC 3.215% 2026	955	926
British American Tobacco PLC 3.557% 2027	1,545	1,506
British American Tobacco PLC 3.462% 2029	1,150	1,084
British American Tobacco PLC 4.54% 2047	61	55
British American Tobacco PLC 4.758% 2049	833	769
Broadcom, Inc. 3.15% 2025	212	211
Broadcom, Inc. 4.00% 2029[2]	501	501
Broadcom, Inc. 4.15% 2030	1,450	1,472
Broadcom, Inc. 3.419% 2033[2]	698	653
Broadcom, Inc. 3.469% 2034[2]	48	45
Broadcom, Inc. 3.75% 2051[2]	926	832
BWX Technologies, Inc. 4.125% 2029[2]	180	174
CA Magnum Holdings 5.375% 2026[2]	200	198
Caesars Entertainment, Inc. 6.25% 2025[2]	35	36
Caesars Entertainment, Inc. 4.625% 2029[2]	15	14
California Resources Corp. 7.125% 2026[2]	65	68
Canadian Pacific Railway, Ltd. 2.45% 2031	798	742
Canadian Pacific Railway, Ltd. 3.10% 2051	1,378	1,222
Canpack SA / Canpack US, LLC 3.875% 2029[2]	90	79
Carnival Corp. 6.00% 2029[2]	120	113
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,622
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	340	320
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	135	130
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	155	141
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	162	146
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	65	57
CDI Escrow Issuer, Inc. 5.75% 2030[2]	70	71
CEC Entertainment, Inc. 6.75% 2026[2]	75	73
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]	55	57
Centene Corp. 2.45% 2028	40	37
Centene Corp. 4.625% 2029	325	328
Centene Corp. 2.50% 2031	155	137
Centerfield Media Parent, Inc. 6.625% 2026[2]	115	109
Central Garden & Pet Co. 4.125% 2030	74	67
Central Garden & Pet Co. 4.125% 2031[2]	110	99
Charles River Laboratories International, Inc. 4.25% 2028[2]	55	54
Charles River Laboratories International, Inc. 4.00% 2031[2]	90	85
Cheniere Energy Partners LP 4.50% 2029	160	161
Cheniere Energy Partners LP 4.00% 2031	75	73
Cheniere Energy Partners LP 3.25% 2032[2]	56	51
Chesapeake Energy Corp. 4.875% 2022[5]	915	18
Chesapeake Energy Corp. 5.50% 2026[2]	40	41
Chesapeake Energy Corp. 5.875% 2029[2]	30	31
Chesapeake Energy Corp. 6.75% 2029[2]	30	32
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,879
Cigna Corp. 2.375% 2031	653	599
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	771
American Funds Insurance Series — Capital World Bond Fund — Page 173 of 251

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	$421	$406
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,465
Clarivate Science Holdings Corp. 3.875% 2028[2]	65	62
Cleveland-Cliffs, Inc. 9.875% 2025[2]	171	191
Cleveland-Cliffs, Inc. 6.75% 2026[2]	105	110
Cleveland-Cliffs, Inc. 4.875% 2031[2]	140	139
CMS Energy Corp. 3.875% 2024	100	101
CMS Energy Corp. 3.00% 2026	1,200	1,182
CNX Resources Corp. 7.25% 2027[2]	175	185
CNX Resources Corp. 6.00% 2029[2]	115	116
Coinbase Global, Inc. 3.375% 2028[2]	120	106
Coinbase Global, Inc. 3.625% 2031[2]	60	51
Colombia (Republic of) 3.875% 2027	350	336
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,143
Compass Diversified Holdings 5.25% 2029[2]	210	198
Compass Diversified Holdings 5.00% 2032[2]	55	50
Comstock Resources, Inc. 6.75% 2029[2]	110	114
Comstock Resources, Inc. 5.875% 2030[2]	65	64
Constellation Oil Services Holding SA 10.00% PIK 2024[2,5,8]	2,741	1,036
Constellium SE 3.75% 2029[2]	125	112
Consumers Energy Co. 3.375% 2023	345	348
Convey Park Energy LLC 7.50% 2025[2]	125	127
Corebridge Financial, Inc. 3.90% 2032[2]	416	415
CoreLogic, Inc. 4.50% 2028[2]	239	226
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[6,7]	100	99
Corporate Office Properties LP 2.75% 2031	1,212	1,090
Covert Mergeco, Inc. 4.875% 2029[2]	25	24
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	400	394
Crédit Agricole SA 4.375% 2025[2]	1,100	1,114
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,528
Credit Suisse Group AG 2.95% 2025	875	866
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	904
Crestwood Midstream Partners LP 6.00% 2029[2]	85	85
Crown Castle International Corp. 2.50% 2031	767	685
CSX Corp. 3.80% 2050	75	76
CSX Corp. 2.50% 2051	1,075	872
CVR Partners LP 6.125% 2028[2]	100	100
CVS Health Corp. 3.50% 2022	430	431
Daimler Trucks Finance North America, LLC 3.65% 2027[2]	425	424
Dana, Inc. 4.25% 2030	10	9
Danske Bank AS 3.875% 2023[2]	1,675	1,691
DaVita, Inc. 4.625% 2030[2]	65	61
Deluxe Corp. 8.00% 2029[2]	20	20
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	789
Deutsche Telekom International Finance BV 9.25% 2032	930	1,356
Development Bank of Mongolia LLC 7.25% 2023	1,980	2,002
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,7,8]	25	25
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,8]	22	22
Diamond Sports Group LLC 6.625% 2027[2]	310	65
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.063% 2023[6,7]	107	105
Diebold Nixdorf, Inc. 9.375% 2025[2]	300	305
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[6,7,9,10]	19	18
Digital Currency Group, Inc., Term Loan, 8.75% 2026[6,9,10]	26	24
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[6,7]	110	110
American Funds Insurance Series — Capital World Bond Fund — Page 174 of 251

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	$165	$163
Discovery Communications, Inc. 3.625% 2030	468	455
DISH DBS Corp. 5.25% 2026[2]	65	62
Dominican Republic 5.50% 2025[2]	1,375	1,425
Dominican Republic 8.625% 2027[2]	225	249
Dominican Republic 5.50% 2029[2]	350	347
Dominican Republic 6.40% 2049[2]	813	763
Duke Energy Corp. 3.75% 2024	550	559
Duke Energy Progress, Inc. 2.00% 2031	2,360	2,114
Dun & Bradstreet Corp. 5.00% 2029[2]	42	40
Edison International 5.75% 2027	370	397
Edison International 4.125% 2028	2,390	2,375
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	94
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,174
Electricité de France SA 4.875% 2038[2]	795	841
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	919
Enbridge, Inc. 4.00% 2023	600	610
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	206
Enel Finance International SA 1.375% 2026[2]	1,248	1,147
Enel Finance International SA 3.625% 2027[2]	1,375	1,369
Energy Transfer Operating LP 5.00% 2050	2,591	2,632
Entergy Corp. 0.90% 2025	750	689
Entergy Texas, Inc. 1.75% 2031	525	459
EQM Midstream Partners LP 6.50% 2027[2]	170	178
EQT Corp. 7.50% 2030[1]	40	46
Equinix, Inc. 1.80% 2027	1,145	1,043
Equinix, Inc. 2.15% 2030	9,390	8,230
Essex Portfolio LP 3.50% 2025	2,835	2,860
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,750	4,180
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	526
Export-Import Bank of India 3.25% 2030	3,489	3,311
Fair Isaac Corp. 4.00% 2028[2]	140	136
Fannie Mae Pool #MA2754 3.00% 2026[4]	86	87
Fannie Mae Pool #AP7888 3.50% 2042[4]	380	387
Fannie Mae Pool #AQ0770 3.50% 2042[4]	138	140
Fannie Mae Pool #AO4151 3.50% 2042[4]	123	126
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	652	652
First Quantum Minerals, Ltd. 6.875% 2026[2]	325	334
First Quantum Minerals, Ltd. 6.875% 2027[2]	240	252
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	100	93
FirstEnergy Corp., Series B, 4.40% 2027[1]	1,800	1,815
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,161
Florida Power & Light Company 2.875% 2051	1,465	1,316
FMG Resources 4.375% 2031[2]	175	166
Ford Motor Co. 3.25% 2032	100	89
Ford Motor Credit Company LLC 3.81% 2024	290	290
Ford Motor Credit Company LLC 2.90% 2028	200	181
Ford Motor Credit Company LLC 4.00% 2030	125	118
Freddie Mac Pool #ZS8588 3.00% 2030[4]	57	58
Freeport-McMoRan, Inc. 5.45% 2043	75	84
Fresnillo PLC 4.25% 2050[2]	973	859
Front Range BidCo, Inc. 6.125% 2028[2]	160	144
Frontier Communications Corp. 5.875% 2027[2]	100	99
Frontier Communications Corp. 5.00% 2028[2]	65	62
American Funds Insurance Series — Capital World Bond Fund — Page 175 of 251

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Frontier Communications Holdings, LLC 5.875% 2029	$250	$229
FS Energy and Power Fund 7.50% 2023[2]	170	174
FXI Holdings, Inc. 7.875% 2024[2]	140	140
FXI Holdings, Inc. 12.25% 2026[2]	497	539
General Motors Financial Co. 1.05% 2024	725	698
Genesis Energy, LP 8.00% 2027	150	154
GeoPark, Ltd. 6.50% 2024	804	825
Georgia (Republic of) 2.75% 2026[2]	400	345
Global Payments, Inc. 2.90% 2030	395	365
Gol Finance SA 8.00% 2026[2]	70	63
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,202
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	989
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	644
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,286
Government National Mortgage Assn. 3.50% 2052[4,11]	7,440	7,461
GPC Merger Sub, Inc. 7.125% 2028[2]	55	50
Gray Escrow II, Inc. 5.375% 2031[2]	30	29
Group 1 Automotive, Inc. 4.00% 2028[2]	145	135
Groupe BPCE SA 5.15% 2024[2]	1,800	1,856
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	667
Harsco Corp. 5.75% 2027[2]	200	194
Harvest Midstream I, LP 7.50% 2028[2]	25	26
HCA, Inc. 5.625% 2028	155	168
Hexion, Inc. 7.875% 2027[2]	235	248
Hexion, Inc., Term Loan, (USD-SOFR + 4.25%) 4.75% 2028[6,7]	40	39
Hightower Holding, LLC 6.75% 2029[2]	235	230
Hilcorp Energy I, LP 6.00% 2031[2]	125	126
Hilton Worldwide Holdings, Inc. 4.875% 2030	15	15
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	55	52
Honduras (Republic of) 6.25% 2027	2,955	2,822
Howard Hughes Corp. 5.375% 2028[2]	315	317
Howard Hughes Corp. 4.125% 2029[2]	195	183
Howard Hughes Corp. 4.375% 2031[2]	120	113
Howard Midstream Energy Partners, LLC 6.75% 2027[2]	60	59
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	431
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	298
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,229
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	917
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 2.118% 2022[7]	5,390	5,394
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,448	1,419
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[7]	3,326	3,276
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[7]	363	345
Huarong Finance II Co., Ltd. 5.00% 2025	1,007	1,008
Huarong Finance II Co., Ltd. 5.50% 2025	880	892
Huarong Finance II Co., Ltd. 4.875% 2026	771	765
HUB International, Ltd. 7.00% 2026[2]	195	198
Hungary (Republic of) 2.125% 2031[2]	2,910	2,642
Hungary (Republic of) 3.125% 2051[2]	1,255	1,056
Hyundai Capital America 3.25% 2022[2]	250	251
Hyundai Capital America 0.875% 2024[2]	1,200	1,134
Hyundai Capital America 1.50% 2026[2]	2,375	2,162
Hyundai Capital America 1.65% 2026[2]	1,800	1,643
Hyundai Capital America 2.375% 2027[2]	1,284	1,178
Hyundai Capital America 2.00% 2028[2]	600	533
Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,479
American Funds Insurance Series — Capital World Bond Fund — Page 176 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Imperial Tobacco Finance PLC 3.50% 2023[2]	$2,000	$2,010
Ingles Markets, Inc. 4.00% 2031[2]	140	132
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,298
Iraq (Republic of) 6.752% 2023[2]	545	550
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	75	70
Iron Mountain, Inc. 5.25% 2030[2]	140	137
Israel (State of) 3.375% 2050	1,470	1,397
Israel (State of) 3.875% 2050	795	821
Jacobs Entertainment, Inc. 6.75% 2029[2]	25	25
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,203
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,606
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	125	118
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.506% 2026[6,7]	65	64
KB Home 6.875% 2027	50	54
Keb Hana Bank 3.25% 2027[2]	1,370	1,366
Kennedy-Wilson Holdings, Inc. 4.75% 2029	110	106
Kennedy-Wilson Holdings, Inc. 4.75% 2030	85	81
Kennedy-Wilson Holdings, Inc. 5.00% 2031	10	10
Kenya (Republic of) 6.875% 2024	1,300	1,309
Keurig Dr Pepper, Inc. 4.597% 2028	2,740	2,895
Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,225
Kimberly-Clark Corp. 3.10% 2030	110	110
Kinder Morgan, Inc. 3.60% 2051	1,500	1,337
Kraft Heinz Company 4.375% 2046	735	729
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	85	79
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	140	119
Labl Escrow Issuer, LLC 10.50% 2027[2]	45	45
Labl, Inc. 8.25% 2029[2]	170	150
Lamb Weston Holdings, Inc. 4.125% 2030[2]	110	103
Las Vegas Sands Corp. 3.20% 2024	25	24
LCM Investments Holdings II, LLC 4.875% 2029[2]	9	9
Ligado Networks LLC 15.50% PIK 2023[2,8]	242	184
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	987	1,061
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	676	727
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	607	602
Limited Brands, Inc. 6.625% 2030[2]	70	74
Limited Brands, Inc. 6.875% 2035	10	10
Lindblad Expeditions, LLC 6.75% 2027[2]	15	15
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 6/15/2022)[1]	1,825	1,821
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,428
LPL Holdings, Inc. 4.625% 2027[2]	220	217
LPL Holdings, Inc. 4.375% 2031[2]	85	82
LSB Industries, Inc. 6.25% 2028[2]	80	81
LSC Communications, Inc. 8.75% 2023[2,5,9,10]	431	4
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	60	58
Macy’s Retail Holdings, LLC 5.875% 2029[2]	25	25
Macy’s Retail Holdings, LLC 5.875% 2030[2]	25	25
Macy’s Retail Holdings, LLC 6.125% 2032[2]	25	25
Magallanes, Inc. 4.279% 2032[2]	917	922
Magallanes, Inc. 5.05% 2042[2]	1,928	1,971
Mallinckrodt PLC 10.00% 2025[2]	840	883
Masco Corp. 1.50% 2028	791	698
Mastercard, Inc. 2.00% 2031	600	548
American Funds Insurance Series — Capital World Bond Fund — Page 177 of 251

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Meituan Dianping 2.125% 2025	$1,730	$1,539
Meituan Dianping 3.05% 2030[2]	3,095	2,488
Mercer International, Inc. 5.125% 2029	105	101
Methanex Corp. 5.125% 2027	55	55
Methanex Corp. 5.65% 2044	80	74
Mexico City Airport Trust 5.50% 2047	432	381
MicroStrategy, Inc. 6.125% 2028[2]	50	49
Midas OpCo Holdings LLC 5.625% 2029[2]	120	113
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]	3,236	3,224
Mohegan Gaming & Entertainment 8.00% 2026[2]	135	134
Molina Healthcare, Inc. 3.875% 2030[2]	75	72
Molina Healthcare, Inc. 3.875% 2032[2]	25	24
MoneyGram International, Inc. 5.375% 2026[2]	50	52
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,013
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,208
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	155	144
MPLX LP 2.65% 2030	837	768
MPLX LP 5.50% 2049	1,900	2,111
MSCI, Inc. 3.625% 2031[2]	150	141
MSCI, Inc. 3.875% 2031[2]	215	204
Murphy Oil USA, Inc. 4.75% 2029	23	23
Nabors Industries, Inc. 7.375% 2027[2]	55	57
National Financial Partners Corp. 6.875% 2028[2]	145	139
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	125
Navient Corp. 5.875% 2024	330	337
Navient Corp. 6.125% 2024	95	97
Navient Corp. 4.875% 2028	80	74
NCL Corp., Ltd. 5.875% 2027[2]	100	99
NCR Corp. 5.125% 2029[2]	125	120
Neiman Marcus Group, LLC 7.125% 2026[2]	190	195
Nestlé Holdings, Inc. 1.50% 2028[2]	4,330	3,901
Netflix, Inc. 4.875% 2028	180	189
Netflix, Inc. 4.875% 2030[2]	225	240
New Fortress Energy, Inc. 6.75% 2025[2]	50	50
New Fortress Energy, Inc. 6.50% 2026[2]	460	456
New York Life Global Funding 1.20% 2030[2]	2,725	2,287
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	871
Newell Brands, Inc. 5.875% 2036[1]	80	82
Newell Rubbermaid, Inc. 4.70% 2026	80	81
News Corp. 5.125% 2032[2]	25	25
Nexstar Broadcasting, Inc. 4.75% 2028[2]	95	92
Nexstar Escrow Corp. 5.625% 2027[2]	115	117
NGL Energy Operating LLC 7.50% 2026[2]	200	197
NGL Energy Partners LP 7.50% 2023	200	192
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	181
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	180	182
Nielsen Finance LLC and Nielsen Finance Co. 4.75% 2031[2]	4	4
NIKE, Inc. 3.375% 2050	602	600
Northern Oil and Gas, Inc. 8.125% 2028[2]	190	198
NorthRiver Midstream Finance LP 5.625% 2026[2]	105	105
Nova Chemicals Corp. 5.25% 2027[2]	20	20
Novelis Corp. 3.25% 2026[2]	15	14
Novelis Corp. 4.75% 2030[2]	115	112
Novelis Corp. 3.875% 2031[2]	20	18
NuStar Logistics, LP 5.625% 2027	80	78
American Funds Insurance Series — Capital World Bond Fund — Page 178 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	$100	$107
Oasis Petroleum, Inc. 6.375% 2026[2]	35	36
Occidental Petroleum Corp. 5.875% 2025	200	213
Occidental Petroleum Corp. 6.375% 2028	194	219
Occidental Petroleum Corp. 6.125% 2031	35	39
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,291
Oleoducto Central SA 4.00% 2027[2]	2,535	2,392
Oleoducto Central SA 4.00% 2027	630	595
ONEOK, Inc. 4.95% 2047	111	112
ONEOK, Inc. 5.20% 2048	858	917
ONEOK, Inc. 4.45% 2049	3,510	3,380
Open Text Corp. 3.875% 2028[2]	25	24
Option Care Health, Inc. 4.375% 2029[2]	25	23
Oracle Corp. 2.65% 2026	2,327	2,234
Oracle Corp. 3.25% 2027	1,880	1,829
Oracle Corp. 3.60% 2050	980	815
Oracle Corp. 3.95% 2051	22	19
Orange SA 9.00% 2031[1]	2,434	3,387
Owens & Minor, Inc. 6.625% 2030[2]	20	21
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]	30	31
Pacific Gas and Electric Co. 2.10% 2027	9,935	8,944
Pacific Gas and Electric Co. 4.65% 2028	542	542
Pacific Gas and Electric Co. 3.30% 2040	6,850	5,621
Pacific Gas and Electric Co. 3.50% 2050	931	752
Pakistan (Islamic Republic of) 5.625% 2022	6,900	6,690
Panama (Republic of) 3.75% 2026[2]	465	468
Panama (Republic of) 3.298% 2033	945	904
Panther BF Aggregator 2, LP 6.25% 2026[2]	44	45
Panther BF Aggregator 2, LP 8.50% 2027[2]	85	88
Park Intermediate Holdings LLC 4.875% 2029[2]	65	61
Parkland Corp. 4.625% 2030[2]	40	37
Party City Holdings, Inc. 8.75% 2026[2]	5	5
Pearl Merger Sub, Inc. 6.75% 2028[2]	62	62
Peru (Republic of) 2.392% 2026	500	486
Petróleos Mexicanos 4.625% 2023	1,200	1,215
Petróleos Mexicanos 6.875% 2025	660	693
Petróleos Mexicanos 6.875% 2026	4,260	4,462
Petróleos Mexicanos 6.50% 2027	1,493	1,519
Petróleos Mexicanos 6.70% 2032	1,644	1,564
Petróleos Mexicanos 7.69% 2050	55	48
Petróleos Mexicanos 6.95% 2060	201	163
PG&E Corp. 5.00% 2028	15	15
PG&E Corp. 5.25% 2030	125	121
PGT Innovations, Inc. 4.375% 2029[2]	5	5
Philip Morris International, Inc. 2.10% 2030	634	571
Post Holdings, Inc. 5.625% 2028[2]	25	25
Post Holdings, Inc. 4.625% 2030[2]	444	401
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,702
Procter & Gamble Company 3.00% 2030	338	340
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	994
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	523
Public Service Electric and Gas Co. 2.05% 2050	415	309
Puget Energy, Inc. 5.625% 2022	480	481
Qatar Petroleum 3.125% 2041[2]	2,895	2,641
American Funds Insurance Series — Capital World Bond Fund — Page 179 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Radiology Partners, Inc. 9.25% 2028[2]	$165	$165
Range Resources Corp. 8.25% 2029	50	55
Range Resources Corp. 4.75% 2030[2]	65	65
Raptor Acquisition Corp. 4.875% 2026[2]	180	173
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	23
Realogy Corp. 5.75% 2029[2]	135	128
Realogy Corp. 5.25% 2030[2]	130	120
Reynolds American, Inc. 4.45% 2025	2,115	2,162
RLJ Lodging Trust, LP 4.00% 2029[2]	25	23
Rockcliff Energy II LLC 5.50% 2029[2]	25	25
Roller Bearing Company of America, Inc. 4.375% 2029[2]	20	19
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	57	63
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]	40	38
RP Escrow Issuer, LLC 5.25% 2025[2]	135	132
Russian Federation 4.25% 2027	1,400	350
Ryan Specialty Group, LLC 4.375% 2030[2]	45	43
Sabine Pass Liquefaction, LLC 4.50% 2030	27	28
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,661
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,901
Scentre Group 3.50% 2025[2]	210	211
Scentre Group 3.75% 2027[2]	110	111
Scientific Games Corp. 8.25% 2026[2]	270	281
Scientific Games Corp. 7.00% 2028[2]	40	42
Scientific Games Corp. 7.25% 2029[2]	75	79
Scientific Games Holdings LP 6.625% 2030[2]	21	21
SCIH Salt Holdings, Inc. 4.875% 2028[2]	115	109
SCIH Salt Holdings, Inc. 6.625% 2029[2]	35	31
Scotts Miracle-Gro Co. 4.50% 2029	90	85
Scotts Miracle-Gro Co. 4.375% 2032	55	49
ServiceNow, Inc. 1.40% 2030	1,830	1,557
Silgan Holdings, Inc. 4.125% 2028	80	77
Simmons Foods, Inc. 4.625% 2029[2]	160	150
Singapore Airlines, Ltd. 3.375% 2029	3,710	3,547
Sirius XM Radio, Inc. 4.00% 2028[2]	120	114
Sirius XM Radio, Inc. 3.875% 2031[2]	90	82
SkyMiles IP, Ltd. 4.75% 2028[2]	25	25
SM Energy Co. 6.50% 2028	45	47
Sonic Automotive, Inc. 4.625% 2029[2]	60	54
Sonic Automotive, Inc. 4.875% 2031[2]	20	18
Southern California Edison Co. 2.85% 2029	200	191
Southwestern Energy Co. 5.95% 2025[1]	110	115
Southwestern Energy Co. 7.75% 2027	20	21
Southwestern Energy Co. 8.375% 2028	30	33
Southwestern Energy Co. 5.375% 2030	135	137
Southwestern Energy Co. 4.75% 2032	25	25
Sprint Corp. 7.625% 2026	130	147
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,446
Stellantis Finance US, Inc. 1.711% 2027[2]	1,900	1,735
Stellantis Finance US, Inc. 2.691% 2031[2]	225	198
Stericycle, Inc. 3.875% 2029[2]	180	168
Studio City Finance, Ltd. 6.00% 2025[2]	200	183
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]	75	72
Sunoco LP 4.50% 2029	50	47
Sunoco LP 4.50% 2030[2]	35	32
Surgery Center Holdings 10.00% 2027[2]	175	184
American Funds Insurance Series — Capital World Bond Fund — Page 180 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	$77	$69
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	831
Talen Energy Corp. 10.50% 2026[2]	95	24
Talen Energy Corp. 7.25% 2027[2]	205	192
Teekay Offshore Partners LP 8.50% 2023[2,9,10]	555	505
Tencent Holdings, Ltd. 3.24% 2050[2]	3,450	2,684
Tencent Music Entertainment Group 2.00% 2030	610	502
Tenet Healthcare Corp. 4.875% 2026[2]	260	263
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,721
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,907
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,860	2,595
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,610
T-Mobile US, Inc. 2.40% 2029[2]	1,079	989
Toronto-Dominion Bank 1.25% 2026	2,836	2,612
Total Capital International 3.127% 2050	804	737
Toyota Motor Credit Corp. 3.375% 2030	453	455
TransDigm, Inc. 5.50% 2027	35	35
Transocean Guardian, Ltd. 5.875% 2024[2]	29	28
Transocean Poseidon, Ltd. 6.875% 2027[2]	122	121
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,9,10]	100	93
Triumph Group, Inc. 6.25% 2024[2]	35	35
Turkey (Republic of) 6.25% 2022	1,880	1,899
Turkey (Republic of) 6.35% 2024	2,220	2,209
U.S. Treasury 0.125% 2022	12,340	12,266
U.S. Treasury 0.125% 2023	12,320	12,176
U.S. Treasury 2.625% 2023	6,900	6,962
U.S. Treasury 1.875% 2024	4,515	4,453
U.S. Treasury 0.25% 2025	30,740	28,458
U.S. Treasury 2.875% 2025	5,400	5,466
U.S. Treasury 0.375% 2026[12]	28,740	26,492
U.S. Treasury 0.50% 2026	7,453	6,894
U.S. Treasury 0.75% 2026	4,361	4,043
U.S. Treasury 0.875% 2026	11,098	10,333
U.S. Treasury 1.125% 2026	1,698	1,597
U.S. Treasury 1.875% 2027	1,392	1,355
U.S. Treasury 2.50% 2027	15,550	15,595
U.S. Treasury 1.375% 2031[12]	15,793	14,494
U.S. Treasury 1.875% 2032	14,787	14,202
U.S. Treasury 1.125% 2040	9,170	7,241
U.S. Treasury 1.75% 2041	6,050	5,256
U.S. Treasury 1.875% 2041[12]	21,440	19,130
U.S. Treasury 2.75% 2047	1,625	1,690
U.S. Treasury 3.00% 2048	5,045	5,519
U.S. Treasury 1.25% 2050	2,100	1,574
U.S. Treasury 1.875% 2051[12]	19,468	17,101
U.S. Treasury 2.00% 2051[12]	13,505	12,206
U.S. Treasury 2.25% 2052	6,330	6,071
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,750	10,797
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,436	10,723
U.S. Treasury Inflation-Protected Security 0.375% 2027[3,12]	21,375	22,673
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	4,038	4,145
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,898
American Funds Insurance Series — Capital World Bond Fund — Page 181 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[6,7]	$60	$59
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[6,7]	75	75
Ukraine 7.75% 2022	6,210	3,846
Ukraine 7.75% 2024	1,570	689
Ukraine 6.876% 2029	1,269	537
UniCredit SpA 3.75% 2022[2]	1,750	1,750
Uniform Mortgage-Backed Security 3.00% 2037[4,11]	17	17
Uniform Mortgage-Backed Security 2.50% 2052[4,11]	23,340	22,223
Uniform Mortgage-Backed Security 3.00% 2052[4,11]	8,397	8,185
Uniform Mortgage-Backed Security 3.00% 2052[4,11]	1,893	1,848
Uniform Mortgage-Backed Security 3.50% 2052[4,11]	7,450	7,465
Uniform Mortgage-Backed Security 4.00% 2052[4,11]	7,310	7,436
Univision Communications, Inc. 4.50% 2029[2]	255	243
US Foods, Inc. 4.625% 2030[2]	35	32
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	101	102
Valvoline, Inc. 3.625% 2031[2]	85	74
Venator Materials Corp. 5.75% 2025[2]	140	113
Venator Materials Corp. 9.50% 2025[2]	185	194
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	100	97
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	125	123
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	65	62
Verizon Communications, Inc. 3.15% 2030	575	566
Verizon Communications, Inc. 2.55% 2031	2,100	1,954
Verizon Communications, Inc. 3.40% 2041	3,460	3,253
VICI Properties LP 4.625% 2029[2]	15	15
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]	100	97
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	375	363
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,328
VZ Secured Financing BV 5.00% 2032[2]	200	187
W. R. Grace Holdings LLC 5.625% 2029[2]	20	19
Warner Music Group 3.75% 2029[2]	125	118
Warrior Met Coal, Inc. 7.875% 2028[2]	185	195
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	170	171
WEA Finance LLC 3.75% 2024[2]	535	534
Weatherford International, Ltd. 11.00% 2024[2]	12	12
Weatherford International, Ltd. 8.625% 2030[2]	50	51
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,781
WESCO Distribution, Inc. 7.125% 2025[2]	180	187
WESCO Distribution, Inc. 7.25% 2028[2]	195	207
Western Global Airlines LLC 10.375% 2025[2]	15	16
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[1]	85	85
Western Midstream Operating, LP 4.75% 2028	65	67
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	2,798
WeWork Companies, LLC 5.00% 2025[2]	50	42
Williams Companies, Inc. 3.50% 2030	763	756
Williams Companies, Inc. 2.60% 2031	130	120
Wyndham Destinations, Inc. 6.625% 2026[2]	65	68
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	38	38
Xcel Energy, Inc. 3.35% 2026	2,581	2,585
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[6,7]	135	134
Ziggo Bond Co. BV 5.125% 2030[2]	200	187
American Funds Insurance Series — Capital World Bond Fund — Page 182 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ziggo Bond Finance BV 4.875% 2030[2]	$300	$283
ZipRecruiter, Inc. 5.00% 2030[2]	25	24
		779,331
Total bonds, notes & other debt instruments (cost: $1,816,716,000)		1,663,253
Preferred securities 0.00% U.S. dollars 0.00%	Shares
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	33
Total preferred securities (cost: $49,000)		33
Common stocks 0.02% U.S. dollars 0.02%
Diamond Offshore Drilling, Inc.[13]	36,338	259
Diamond Offshore Drilling, Inc.[2,13]	12,700	91
Total common stocks (cost: $710,000)		350
Rights & warrants 0.00% U.S. dollars 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—[14]
Total rights & warrants (cost: $0)		—[14]
Short-term securities 9.08% Money market investments 9.08%
Capital Group Central Cash Fund 0.32%[15,16]	1,613,318	161,332
Total short-term securities (cost: $161,331,000)		161,332
Total investment securities 102.71% (cost: $1,978,806,000)		1,824,968
Other assets less liabilities (2.71)%		(48,143)
Net assets 100.00%		$1,776,825
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
90 Day Euro Dollar Futures	Long	47	December 2022	$11,437	$(213)
5 Year Euro-Bobl Futures	Long	198	June 2022	28,225	(341)
5 Year U.S. Treasury Note Futures	Short	376	June 2022	(43,122)	4
10 Year Euro-Bund Futures	Short	102	June 2022	(17,903)	894
10 Year Italy Government Bond Futures	Short	268	June 2022	(41,005)	1,861
10 Year Japanese Government Bond Futures	Long	2	June 2022	2,459	(19)
10 Year U.S. Treasury Note Futures	Short	131	June 2022	(16,097)	473
10 Year UK Gilt Futures	Long	72	June 2022	11,466	(227)
20 Year U.S. Treasury Bond Futures	Long	141	June 2022	21,159	(620)
American Funds Insurance Series — Capital World Bond Fund — Page 183 of 251

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
30 Year Euro-Buxl Futures	Long	88	June 2022	$18,127	$(1,552)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	June 2022	2,834	(130)
					$130
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	1,474	CAD	1,871	Bank of America	4/6/2022	$(23)
HUF	2,916,120	EUR	7,650	Bank of America	4/7/2022	309
PLN	20,540	EUR	4,282	UBS AG	4/7/2022	148
AUD	7,130	USD	5,229	UBS AG	4/7/2022	107
HUF	1,864,330	EUR	5,058	Bank of America	4/7/2022	12
USD	1,951	AUD	2,600	Bank of America	4/7/2022	5
USD	1,774	EUR	1,610	Morgan Stanley	4/7/2022	(7)
EUR	418	HUF	157,172	UBS AG	4/7/2022	(10)
USD	1,964	AUD	2,660	BNP Paribas	4/7/2022	(27)
EUR	2,288	HUF	856,838	JPMorgan Chase	4/7/2022	(46)
JPY	469,840	USD	4,065	BNP Paribas	4/7/2022	(205)
EUR	8,240	USD	9,361	Citibank	4/7/2022	(243)
EUR	3,085	HUF	1,233,130	Goldman Sachs	4/7/2022	(297)
USD	11,161	MYR	46,720	Standard Chartered Bank	4/8/2022	90
USD	4,759	MYR	19,910	Standard Chartered Bank	4/8/2022	41
MYR	18,540	USD	4,405	JPMorgan Chase	4/8/2022	(12)
USD	10,043	EUR	9,000	BNP Paribas	4/11/2022	83
GBP	13,270	USD	17,378	Goldman Sachs	4/11/2022	52
EUR	8,200	USD	9,052	JPMorgan Chase	4/11/2022	22
EUR	2,260	USD	2,484	BNP Paribas	4/11/2022	17
USD	1,626	EUR	1,460	UBS AG	4/11/2022	11
USD	3,041	GBP	2,310	UBS AG	4/11/2022	7
PLN	2,340	EUR	502	Goldman Sachs	4/11/2022	1
USD	3,704	GBP	2,820	JPMorgan Chase	4/11/2022	—[14]
USD	1,530	NZD	2,240	UBS AG	4/11/2022	(22)
EUR	468	PLN	2,340	JPMorgan Chase	4/11/2022	(38)
USD	2,286	MXN	49,190	HSBC Bank	4/11/2022	(183)
USD	16,709	DKK	114,240	Citibank	4/11/2022	(286)
CAD	19,250	USD	15,082	JPMorgan Chase	4/14/2022	315
CZK	47,290	EUR	1,873	Bank of America	4/14/2022	66
CLP	1,979,110	USD	2,447	Morgan Stanley	4/14/2022	62
CNH	118,470	USD	18,565	HSBC Bank	4/14/2022	61
PLN	4,950	EUR	1,031	JPMorgan Chase	4/14/2022	36
CNH	64,980	USD	10,187	HSBC Bank	4/14/2022	29
PLN	1,550	USD	356	Bank of America	4/14/2022	12
USD	1,955	CAD	2,440	JPMorgan Chase	4/14/2022	3
CNH	66,757	USD	10,525	UBS AG	4/14/2022	(30)
EUR	2,720	PLN	12,922	Standard Chartered Bank	4/14/2022	(61)
EUR	5,075	PLN	23,998	JPMorgan Chase	4/14/2022	(88)
American Funds Insurance Series — Capital World Bond Fund — Page 184 of 251

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	384	COP	1,453,260	Citibank	4/18/2022	$—[14]
USD	1,968	EUR	1,740	Morgan Stanley	4/20/2022	42
USD	3,437	EUR	3,120	Citibank	4/20/2022	(16)
EUR	4,860	USD	5,515	Bank of America	4/20/2022	(135)
MXN	49,280	USD	2,334	JPMorgan Chase	4/21/2022	134
MXN	18,870	USD	897	Goldman Sachs	4/21/2022	49
MXN	71,980	USD	3,562	JPMorgan Chase	4/21/2022	43
CNH	33,150	USD	5,198	Goldman Sachs	4/21/2022	12
JPY	1,083,820	USD	8,898	BNP Paribas	4/21/2022	9
MXN	35,570	USD	1,777	JPMorgan Chase	4/21/2022	5
PLN	18,110	EUR	3,882	Goldman Sachs	4/21/2022	5
DKK	105,500	EUR	14,181	Bank of New York Mellon	4/21/2022	2
DKK	46,750	EUR	6,283	Citibank	4/21/2022	2
JPY	410,100	USD	3,373	Bank of New York Mellon	4/21/2022	(3)
EUR	17,704	DKK	131,740	Morgan Stanley	4/21/2022	(7)
JPY	2,372,330	USD	20,064	Citibank	4/21/2022	(569)
USD	14,111	MXN	298,506	Citibank	4/21/2022	(842)
SEK	23,400	USD	2,474	Citibank	4/25/2022	16
CHF	800	USD	859	HSBC Bank	4/25/2022	7
GBP	1,600	USD	2,095	Citibank	4/25/2022	7
USD	4,612	EUR	4,160	Bank of America	4/25/2022	6
EUR	13,360	DKK	99,400	Morgan Stanley	4/25/2022	(3)
USD	830	INR	63,600	Standard Chartered Bank	4/25/2022	(4)
USD	8,159	EUR	7,410	UBS AG	4/25/2022	(44)
EUR	22,850	USD	25,376	Morgan Stanley	4/25/2022	(80)
JPY	477,560	USD	3,919	Standard Chartered Bank	4/26/2022	5
USD	2,249	IDR	32,232,353	Citibank	4/26/2022	4
KRW	18,473,020	USD	15,221	Bank of America	4/26/2022	(24)
USD	3,871	KRW	4,744,950	Citibank	4/26/2022	(33)
JPY	3,476,878	USD	28,778	Bank of New York Mellon	4/26/2022	(204)
USD	2,653	COP	10,033,200	Morgan Stanley	4/28/2022	4
HUF	822,610	USD	2,464	Standard Chartered Bank	5/2/2022	2
PLN	10,380	USD	2,473	BNP Paribas	5/2/2022	(10)
USD	1,350	BRL	6,470	Citibank	5/6/2022	5
BRL	61,700	USD	11,125	JPMorgan Chase	6/15/2022	1,549
USD	11,661	BRL	61,700	Citibank	6/15/2022	(1,013)
BRL	110,886	USD	19,160	Citibank	7/1/2022	3,517
USD	6,024	BRL	33,600	Citibank	7/1/2022	(848)
USD	13,962	BRL	77,286	Citibank	7/1/2022	(1,844)
BRL	140,966	USD	24,130	Citibank	8/10/2022	4,370
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	(1,518)
USD	13,967	BRL	77,966	Citibank	8/10/2022	(1,796)
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(95)
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	(181)
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	(263)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(293)
PLN	24,520	USD	5,913	BNP Paribas	2/2/2023	(253)
						$(372)
American Funds Insurance Series — Capital World Bond Fund — Page 185 of 251

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$4,428	$(72)	$—	$(72)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(620)	—	(620)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(233)	—	(233)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,765	(572)	—	(572)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(95)	—	(95)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(94)	—	(94)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(104)	—	(104)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	$7,599	215	—	215
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$11,830	(184)	—	(184)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	$8,240	233	—	233
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$11,817	(194)	—	(194)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	$8,240	233	—	233
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$12,043	(198)	—	(198)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	$8,367	236	—	236
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$12,093	(199)	—	(199)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	$8,240	232	—	232
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023	8,240	232	—	232
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$10,675	(175)	—	(175)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(198)	—	(198)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$8,240	230	—	230
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$12,163	(193)	—	(193)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	$8,254	228	—	228
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$12,163	(190)	—	(190)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	$10,569	292	—	292
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$13,521	(208)	—	(208)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(158)	—	(158)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(161)	—	(161)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(14)	—	(14)
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	$13,710	(538)	—	(538)
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	SKr56,800	356	—	356
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026	28,400	178	—	178
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026	28,500	178	—	178
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026	28,500	177	—	177
1.7525%	Annual	3-month SEK-STIBOR	Quarterly	4/4/2026	12,400	(1)	—	(1)
1.745%	Annual	3-month SEK-STIBOR	Quarterly	4/4/2026	12,400	(1)	—	(1)
6.21%	28-day	28-day MXN-TIIE	28-day	5/21/2026	MXN72,300	(275)	—	(275)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	47,800	(178)	—	(178)
6.21%	28-day	28-day MXN-TIIE	28-day	5/22/2026	47,800	(182)	—	(182)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(186)	—	(186)
6.15%	28-day	28-day MXN-TIIE	28-day	5/25/2026	47,800	(187)	—	(187)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(230)	—	(230)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(46)	—	(46)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(46)	—	(46)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(48)	—	(48)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(139)	—	(139)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(46)	—	(46)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(93)	—	(93)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	38,700	(123)	—	(123)
American Funds Insurance Series — Capital World Bond Fund — Page 186 of 251

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN41,600	$(133)	$—	$(133)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	50,900	(162)	—	(162)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(193)	—	(193)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	165,900	(518)	—	(518)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(534)	—	(534)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	176,800	(548)	—	(548)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	105,000	(331)	—	(331)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(40)	—	(40)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(57)	—	(57)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(88)	—	(88)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(91)	—	(91)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(136)	—	(136)
7.84%	28-day	28-day MXN-TIIE	28-day	2/22/2027	93,300	(85)	—	(85)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	41,200	(41)	—	(41)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	41,600	(40)	—	(40)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	101,720	(103)	—	(103)
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$5,120	369	—	369
						$(5,892)	$—	$(5,892)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	$7,780	$(116)	$(103)	$(13)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	19,655	(311)	(271)	(40)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	19,081	(1,027)	(887)	(140)
					$(1,454)	$(1,261)	$(193)
Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 9.08%
Money market investments 9.08%
Capital Group Central Cash Fund 0.32%[15]	$144,080	$278,530	$261,266	$(2)	$(10)	$161,332	$52
American Funds Insurance Series — Capital World Bond Fund — Page 187 of 251

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $148,659,000, which represented 8.37% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,919,000, which represented .11% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $677,000, which represented .04% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,794,000, which represented .55% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 3/31/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviations and symbols
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	SEK/SKr = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
FRA = Forward Rate Agreement	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TBA = To-be-announced
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
INR = Indian rupees	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	ZAR = South African rand
KRW = South Korean won
American Funds Insurance Series — Capital World Bond Fund — Page 188 of 251

American High-Income Trust®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 89.34% Corporate bonds, notes & loans 89.11% Consumer discretionary 14.16%	Principal amount (000)	Value (000)
Adient Global Holdings, Ltd. 4.875% 2026[1]	$225	$215
Adtalem Global Education, Inc. 5.50% 2028[1]	150	145
Allied Universal Holdco LLC 6.625% 2026[1]	858	869
Allied Universal Holdco LLC 9.75% 2027[1]	976	1,010
Allied Universal Holdco LLC 4.625% 2028[1]	490	464
Allied Universal Holdco LLC 6.00% 2029[1]	1,390	1,228
Asbury Automotive Group, Inc. 4.625% 2029[1]	1,435	1,338
Asbury Automotive Group, Inc. 5.00% 2032[1]	405	377
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	262
Boyd Gaming Corp. 8.625% 2025[1]	60	63
Boyd Gaming Corp. 4.75% 2027	621	619
Boyd Gaming Corp. 4.75% 2031[1]	695	671
Boyne USA, Inc. 4.75% 2029[1]	880	846
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,122
Caesars Entertainment, Inc. 8.125% 2027[1]	380	408
Caesars Entertainment, Inc. 4.625% 2029[1]	1,660	1,554
Caesars Resort Collection, LLC 5.75% 2025[1]	345	352
Carnival Corp. 7.625% 2026[1]	1,425	1,436
Carnival Corp. 10.50% 2026[1]	1,130	1,258
Carnival Corp. 4.00% 2028[1]	3,000	2,794
Carnival Corp. 6.00% 2029[1]	950	896
Carvana Co. 5.625% 2025[1]	825	779
Carvana Co. 5.50% 2027[1]	1,591	1,422
Carvana Co. 5.875% 2028[1]	2,844	2,536
Carvana Co. 4.875% 2029[1]	1,650	1,365
CDI Escrow Issuer, Inc. 5.75% 2030[1]	805	814
CEC Entertainment, Inc. 6.75% 2026[1]	1,150	1,114
Empire Communities Corp. 7.00% 2025[1]	475	470
Empire Resorts, Inc. 7.75% 2026[1]	670	654
Everi Holdings, Inc. 5.00% 2029[1]	95	90
Fertitta Entertainment, Inc. 4.625% 2029[1]	2,832	2,689
Fertitta Entertainment, Inc. 6.75% 2030[1]	2,530	2,331
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,685	2,508
Ford Motor Co. 2.30% 2025	320	304
Ford Motor Co. 2.90% 2029	225	201
Ford Motor Co. 3.25% 2032	1,030	922
Ford Motor Co. 5.291% 2046	70	68
Ford Motor Credit Company LLC 3.664% 2024	300	297
Ford Motor Credit Company LLC 3.375% 2025	1,115	1,091
Ford Motor Credit Company LLC 5.125% 2025	3,835	3,916
Ford Motor Credit Company LLC 2.70% 2026	750	698
Ford Motor Credit Company LLC 4.542% 2026	1,460	1,460
Ford Motor Credit Company LLC 3.815% 2027	1,540	1,462
Ford Motor Credit Company LLC 4.125% 2027	835	817
Ford Motor Credit Company LLC 4.271% 2027	525	519
American Funds Insurance Series — American High-Income Trust — Page 189 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 4.95% 2027	$370	$377
Ford Motor Credit Company LLC 2.90% 2028	550	498
Ford Motor Credit Company LLC 5.113% 2029	200	202
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,717
Full House Resorts, Inc. 8.25% 2028[1]	160	164
Group 1 Automotive, Inc. 4.00% 2028[1]	615	573
Hanesbrands, Inc. 4.625% 2024[1]	1,945	1,977
Hanesbrands, Inc. 4.875% 2026[1]	1,624	1,636
Hilton Grand Vacations Borrower 5.00% 2029[1]	591	565
Hilton Worldwide Holdings, Inc. 5.375% 2025[1]	100	102
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	200	188
Hilton Worldwide Holdings, Inc. 4.875% 2030	558	558
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,110	1,050
International Game Technology PLC 6.50% 2025[1]	1,383	1,452
International Game Technology PLC 4.125% 2026[1]	865	856
International Game Technology PLC 5.25% 2029[1]	4,080	4,074
Jacobs Entertainment, Inc. 6.75% 2029[1]	505	508
KB Home 6.875% 2027	330	353
Kontoor Brands, Inc. 4.125% 2029[1]	370	339
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	17	19
Las Vegas Sands Corp. 3.20% 2024	240	229
LCM Investments Holdings II, LLC 4.875% 2029[1]	560	530
Levi Strauss & Co. 3.50% 2031[1]	430	395
Limited Brands, Inc. 6.625% 2030[1]	370	389
Limited Brands, Inc. 6.875% 2035	896	925
Limited Brands, Inc. 6.75% 2036	655	668
Lindblad Expeditions, LLC 6.75% 2027[1]	165	166
Lithia Motors, Inc. 3.875% 2029[1]	350	331
Lithia Motors, Inc. 4.375% 2031[1]	315	305
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	335	322
M.D.C. Holdings, Inc. 6.00% 2043	573	590
Macy’s Retail Holdings, LLC 5.875% 2029[1]	245	245
Macy’s Retail Holdings, LLC 5.875% 2030[1]	405	400
Macy’s Retail Holdings, LLC 6.125% 2032[1]	700	692
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	370	349
Melco International Development, Ltd. 5.75% 2028[1]	1,170	1,036
Melco International Development, Ltd. 5.375% 2029[1]	946	806
Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	273
Merlin Entertainment 5.75% 2026[1]	492	486
MGM Growth Properties LLC 5.625% 2024	557	574
MGM Growth Properties LLC 4.625% 2025[1]	900	908
MGM Growth Properties LLC 3.875% 2029[1]	1,400	1,378
MGM Resorts International 6.00% 2023	281	288
MGM Resorts International 5.50% 2027	401	406
Mohegan Gaming & Entertainment 8.00% 2026[1]	1,045	1,040
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	562	557
NCL Corp., Ltd. 3.625% 2024[1]	300	283
NCL Corp., Ltd. 5.875% 2026[1]	475	452
NCL Corp., Ltd. 5.875% 2027[1]	1,490	1,470
NCL Corp., Ltd. 7.75% 2029[1]	360	363
Neiman Marcus Group, LLC 7.125% 2026[1]	2,405	2,473
Newell Brands, Inc. 5.875% 2036[4]	30	31
Newell Rubbermaid, Inc. 4.875% 2025	445	460
American Funds Insurance Series — American High-Income Trust — Page 190 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Panther BF Aggregator 2, LP 6.25% 2026[1]	$140	$144
Panther BF Aggregator 2, LP 8.50% 2027[1]	400	416
Party City Holdings, Inc. 6.625% 2026[1]	500	402
Party City Holdings, Inc. 8.75% 2026[1]	4,270	4,078
Penske Automotive Group, Inc. 3.75% 2029	340	305
PetSmart, Inc. 4.75% 2028[1]	250	242
PetSmart, Inc. 7.75% 2029[1]	920	951
Premier Entertainment Sub LLC 5.625% 2029[1]	1,400	1,206
Premier Entertainment Sub LLC 5.875% 2031[1]	1,195	1,022
QVC, Inc. 4.75% 2027	52	50
QVC, Inc. 4.375% 2028	200	183
Raptor Acquisition Corp. 4.875% 2026[1]	1,780	1,712
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	393
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	346
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,671	1,838
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,820	1,696
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	715	696
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]	1,035	996
Royal Caribbean Cruises, Ltd. 3.70% 2028	60	54
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	70	67
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,859	1,945
Scientific Games Corp. 5.00% 2025[1]	91	93
Scientific Games Corp. 8.625% 2025[1]	1,475	1,553
Scientific Games Corp. 8.25% 2026[1]	2,409	2,508
Scientific Games Corp. 7.00% 2028[1]	1,625	1,687
Scientific Games Corp. 7.25% 2029[1]	2,570	2,698
Scientific Games Holdings LP 6.625% 2030[1]	1,860	1,836
Sonic Automotive, Inc. 4.625% 2029[1]	1,875	1,690
Sonic Automotive, Inc. 4.875% 2031[1]	1,790	1,592
Staples, Inc. 7.50% 2026[1]	421	409
Studio City Co., Ltd. 7.00% 2027[1]	1,175	1,149
Studio City Finance, Ltd. 6.00% 2025[1]	690	632
Studio City Finance, Ltd. 5.00% 2029[1]	1,000	763
Tempur Sealy International, Inc. 4.00% 2029[1]	485	442
Tempur Sealy International, Inc. 3.875% 2031[1]	760	653
The Gap, Inc. 3.625% 2029[1]	170	152
The Gap, Inc. 3.875% 2031[1]	108	94
The Home Co., Inc. 7.25% 2025[1]	725	704
Thor Industries, Inc. 4.00% 2029[1]	320	281
TopBuild Corp. 4.125% 2032[1]	500	454
Travel + Leisure Co. 6.60% 2025[4]	50	53
Travel + Leisure Co. 6.00% 2027	350	362
Travel + Leisure Co. 4.50% 2029[1]	1,640	1,524
Universal Entertainment Corp. 8.50% 2024[1]	2,945	3,023
Vail Resorts, Inc. 6.25% 2025[1]	315	326
VICI Properties LP 4.25% 2026[1]	462	461
VICI Properties LP 4.625% 2029[1]	265	265
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	711	702
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	644	627
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	1,688	1,633
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	835	838
Wheel Pros, Inc. 6.50% 2029[1]	1,170	1,027
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	955	914
Wyndham Destinations, Inc. 6.625% 2026[1]	695	726
American Funds Insurance Series — American High-Income Trust — Page 191 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wyndham Destinations, Inc. 4.625% 2030[1]	$400	$373
Wyndham Worldwide Corp. 4.375% 2028[1]	1,280	1,233
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	860
Wynn Macau, Ltd. 5.125% 2029[1]	320	272
Wynn Resorts, Ltd. 7.75% 2025[1]	494	513
Wynn Resorts, Ltd. 5.125% 2029[1]	1,002	945
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[2,3]	925	921
		139,212
Energy 13.20%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	535	556
Antero Midstream Partners LP 5.375% 2029[1]	570	570
Antero Resources Corp. 7.625% 2029[1]	417	452
Antero Resources Corp. 5.375% 2030[1]	720	736
Apache Corp. 6.00% 2037	165	186
Apache Corp. 5.10% 2040	695	702
Apache Corp. 4.75% 2043	265	251
Ascent Resources - Utica LLC 7.00% 2026[1]	2,040	2,095
Ascent Resources - Utica LLC 9.00% 2027[1]	170	233
Ascent Resources - Utica LLC 8.25% 2028[1]	271	285
Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,094
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	245
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	708
Bonanza Creek Energy, Inc. 5.00% 2026[1]	685	680
California Resources Corp. 7.125% 2026[1]	390	406
Cenovus Energy, Inc. 5.375% 2025	246	260
Cenovus Energy, Inc. 5.40% 2047	400	452
Centennial Resource Production, LLC 6.875% 2027[1]	440	443
Cheniere Energy Partners LP 4.50% 2029	938	944
Cheniere Energy Partners LP 4.00% 2031	1,523	1,479
Cheniere Energy Partners LP 3.25% 2032[1]	1,105	1,007
Cheniere Energy, Inc. 7.00% 2024	319	340
Cheniere Energy, Inc. 5.875% 2025	495	523
Cheniere Energy, Inc. 4.625% 2028	4,951	4,974
Chesapeake Energy Corp. 4.875% 2022[5]	4,300	86
Chesapeake Energy Corp. 5.50% 2026[1]	1,000	1,025
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,055
Chesapeake Energy Corp. 6.75% 2029[1]	210	223
CNX Midstream Partners LP 4.75% 2030[1]	280	262
CNX Resources Corp. 7.25% 2027[1]	1,878	1,990
CNX Resources Corp. 6.00% 2029[1]	1,425	1,441
Comstock Resources, Inc. 6.75% 2029[1]	785	811
Comstock Resources, Inc. 5.875% 2030[1]	770	760
Constellation Oil Services Holding SA 10.00% PIK 2024[1,5,6]	7,784	2,942
Continental Resources, Inc. 5.75% 2031[1]	365	400
Convey Park Energy LLC 7.50% 2025[1]	417	424
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	2,860	2,813
Crestwood Midstream Partners LP 5.625% 2027[1]	290	288
Crestwood Midstream Partners LP 6.00% 2029[1]	575	574
Devon Energy Corp. 5.875% 2028	202	214
Devon Energy Corp. 4.50% 2030	493	509
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,6]	68	68
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,6]	62	62
American Funds Insurance Series — American High-Income Trust — Page 192 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
DT Midstream, Inc. 4.125% 2029[1]	$1,355	$1,301
DT Midstream, Inc. 4.375% 2031[1]	785	753
Endeavor Energy Resources LP 6.625% 2025[1]	850	883
Energean Israel Finance, Ltd. 4.50% 2024[1]	945	937
Energean Israel Finance, Ltd. 4.875% 2026[1]	1,080	1,047
Energean PLC 6.50% 2027[1]	580	554
Energy Transfer Operating LP 5.00% 2050	889	903
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	674
EQM Midstream Partners LP 4.75% 2023	400	404
EQM Midstream Partners LP 4.125% 2026	127	122
EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,474
EQM Midstream Partners LP 5.50% 2028	881	886
EQM Midstream Partners LP 4.50% 2029[1]	835	782
EQM Midstream Partners LP 4.75% 2031[1]	1,155	1,082
EQM Midstream Partners LP 6.50% 2048	100	97
EQT Corp. 6.625% 2025[4]	500	529
EQT Corp. 3.90% 2027	225	225
EQT Corp. 5.00% 2029	290	300
EQT Corp. 7.50% 2030[4]	300	348
EQT Corp. 3.625% 2031[1]	500	478
Genesis Energy, LP 5.625% 2024	120	119
Genesis Energy, LP 6.50% 2025	1,735	1,714
Genesis Energy, LP 6.25% 2026	180	174
Genesis Energy, LP 8.00% 2027	2,663	2,742
Guara Norte SARL 5.198% 2034[1]	348	320
Harbour Energy PLC 5.50% 2026[1]	1,795	1,775
Harvest Midstream I, LP 7.50% 2028[1]	2,167	2,217
Hess Midstream Operations LP 4.25% 2030[1]	1,300	1,229
Hess Midstream Partners LP 5.125% 2028[1]	687	688
Hilcorp Energy I, LP 6.25% 2028[1]	145	146
Hilcorp Energy I, LP 5.75% 2029[1]	895	897
Hilcorp Energy I, LP 6.00% 2031[1]	650	654
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	460	451
Independence Energy Finance LLC 7.25% 2026[1]	500	503
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.209% 2024[2,3]	12	7
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 1.21% Cash 2025[2,3,6]	152	74
Murphy Oil Corp. 6.875% 2024	335	338
Murphy Oil Corp. 5.75% 2025	250	255
Murphy Oil Corp. 6.375% 2028	415	432
Murphy Oil USA, Inc. 4.75% 2029	530	527
Murphy Oil USA, Inc. 3.75% 2031[1]	200	183
Nabors Industries, Inc. 7.375% 2027[1]	1,470	1,529
Nabors Industries, Ltd. 7.25% 2026[1]	90	90
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	1,250	1,259
New Fortress Energy, Inc. 6.75% 2025[1]	1,525	1,536
New Fortress Energy, Inc. 6.50% 2026[1]	3,675	3,645
NGL Energy Operating LLC 7.50% 2026[1]	7,965	7,845
NGL Energy Partners LP 6.125% 2025	1,979	1,724
Northern Oil and Gas, Inc. 8.125% 2028[1]	1,815	1,894
NorthRiver Midstream Finance LP 5.625% 2026[1]	625	623
NuStar Logistics LP 6.00% 2026	286	290
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,675	1,790
American Funds Insurance Series — American High-Income Trust — Page 193 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Oasis Petroleum, Inc. 6.375% 2026[1]	$1,065	$1,093
Occidental Petroleum Corp. 5.875% 2025	710	755
Occidental Petroleum Corp. 8.00% 2025	1,400	1,574
Occidental Petroleum Corp. 3.50% 2029	310	306
Occidental Petroleum Corp. 6.625% 2030	810	930
Occidental Petroleum Corp. 8.875% 2030	300	385
Occidental Petroleum Corp. 6.125% 2031	530	597
Occidental Petroleum Corp. 4.20% 2048	165	155
Parkland Corp. 4.625% 2030[1]	835	778
PDC Energy, Inc. 5.75% 2026	600	609
Petróleos Mexicanos 6.875% 2025	350	367
Petróleos Mexicanos 5.35% 2028	449	428
Petróleos Mexicanos 7.69% 2050	331	290
Petrorio Luxembourg SARL 6.125% 2026[1]	320	321
Range Resources Corp. 4.875% 2025	542	549
Range Resources Corp. 8.25% 2029	900	988
Range Resources Corp. 4.75% 2030[1]	970	965
Rattler Midstream Partners LP 5.625% 2025[1]	955	971
Rockcliff Energy II LLC 5.50% 2029[1]	210	211
Rockies Express Pipeline LLC 4.95% 2029[1]	550	534
Sabine Pass Liquefaction, LLC 4.50% 2030	586	614
Sanchez Energy Corp. 7.25% 2023[1,5]	739	13
Southwestern Energy Co. 5.95% 2025[4]	215	225
Southwestern Energy Co. 7.75% 2027	272	288
Southwestern Energy Co. 8.375% 2028	565	621
Southwestern Energy Co. 5.375% 2029	340	345
Southwestern Energy Co. 5.375% 2030	2,470	2,514
Southwestern Energy Co. 4.75% 2032	1,155	1,155
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	314
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	555	530
Sunoco LP 6.00% 2027	547	558
Sunoco LP 5.875% 2028	290	293
Sunoco LP 4.50% 2029	1,680	1,587
Sunoco LP 4.50% 2030[1]	1,680	1,550
Tallgrass Energy Partners, LP 7.50% 2025[1]	230	243
Targa Resources Partners LP 5.875% 2026	171	176
Targa Resources Partners LP 6.50% 2027	133	140
Targa Resources Partners LP 6.875% 2029	1,065	1,145
Targa Resources Partners LP 5.50% 2030	802	834
Targa Resources Partners LP 4.875% 2031	1,120	1,133
Teekay Offshore Partners LP 8.50% 2023[1,7,8]	2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]	288	276
Transocean Poseidon, Ltd. 6.875% 2027[1]	361	358
Transocean, Inc. 6.125% 2025[1]	55	55
Transocean, Inc. 7.25% 2025[1]	500	436
Transocean, Inc. 11.50% 2027[1]	95	99
USA Compression Partners, LP 6.875% 2026	264	267
USA Compression Partners, LP 6.875% 2027	247	248
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,795	2,747
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	650	623
Weatherford International, Ltd. 11.00% 2024[1]	445	461
Weatherford International, Ltd. 6.50% 2028[1]	2,130	2,205
Weatherford International, Ltd. 8.625% 2030[1]	2,705	2,750
Western Gas Partners LP 4.50% 2028	1,124	1,149
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[4]	$369	$367
Western Midstream Operating, LP 4.75% 2028	160	165
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[4]	400	399
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[4]	290	283
		129,817
Communication services 12.19%
Altice France Holding SA 10.50% 2027[1]	1,450	1,519
Altice France SA 5.125% 2029[1]	1,677	1,505
AMC Entertainment, Inc. 12.00% PIK or 10.00% Cash or (6.00% PIK and 5.00% Cash) 2026[1,6]	370	333
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	452
Brightstar Escrow Corp. 9.75% 2025[1]	1,210	1,226
Cablevision Systems Corp. 5.375% 2028[1]	457	444
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	132	134
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	95
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	360	361
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,179	2,988
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,437	3,306
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	140	126
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,285	2,985
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	938
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	1,225	1,143
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,230	1,106
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	750	652
Centerfield Media Parent, Inc. 6.625% 2026[1]	1,160	1,103
CenturyLink, Inc. 6.75% 2023	1,480	1,539
Cinemark USA, Inc. 5.875% 2026[1]	428	416
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	570	574
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	315	315
Cogent Communications Group, Inc. 3.50% 2026[1]	700	666
Consolidated Communications, Inc. 5.00% 2028[1]	225	194
CSC Holdings, LLC 6.50% 2029[1]	400	404
CSC Holdings, LLC 3.375% 2031[1]	500	422
Diamond Sports Group LLC 5.375% 2026[1]	503	196
Diamond Sports Group LLC 6.625% 2027[1]	1,056	220
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	1,781	1,782
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	3,010	2,965
DISH DBS Corp. 5.25% 2026[1]	490	468
DISH DBS Corp. 5.125% 2029	900	768
Embarq Corp. 7.995% 2036	1,637	1,580
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	538
Front Range BidCo, Inc. 6.125% 2028[1]	839	753
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,542
Frontier Communications Corp. 5.00% 2028[1]	4,030	3,874
Frontier Communications Corp. 6.75% 2029[1]	1,810	1,740
Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,274
Frontier Communications Holdings, LLC 6.00% 2030[1]	750	695
Gray Escrow II, Inc. 5.375% 2031[1]	825	790
Gray Television, Inc. 7.00% 2027[1]	828	858
Gray Television, Inc. 4.75% 2030[1]	250	233
iHeartCommunications, Inc. 5.25% 2027[1]	1,995	1,976
Iliad Holding SAS 6.50% 2026[1]	920	924
Inmarsat PLC 6.75% 2026[1]	1,075	1,095
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.506% 2026[2,3]	$388	$386
Lamar Media Corp. 3.75% 2028	61	58
Lamar Media Corp. 4.875% 2029	300	298
Lamar Media Corp. 4.00% 2030	260	248
Lamar Media Corp. 3.625% 2031	125	115
Level 3 Financing, Inc. 3.75% 2029[1]	550	488
Ligado Networks LLC 15.50% PIK 2023[1,6]	1,649	1,255
Ligado Networks LLC 17.50% PIK 2024[1,6]	267	127
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	400
Magallanes, Inc. 4.279% 2032[1]	298	300
Magallanes, Inc. 5.141% 2052[1]	312	320
Magallanes, Inc. 5.391% 2062[1]	429	444
Match Group, Inc. 4.625% 2028[1]	198	192
Mav Acquisition Corp. 5.75% 2028[1]	520	497
Midas OpCo Holdings LLC 5.625% 2029[1]	3,060	2,891
Netflix, Inc. 4.875% 2028	810	851
News Corp. 3.875% 2029[1]	1,200	1,136
News Corp. 5.125% 2032[1]	1,640	1,651
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,000	1,940
Nexstar Escrow Corp. 5.625% 2027[1]	789	800
Qwest Capital Funding, Inc. 6.875% 2028	860	843
Scripps Escrow II, Inc. 3.875% 2029[1]	750	698
Sinclair Television Group, Inc. 5.125% 2027[1]	195	177
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,385
Sirius XM Radio, Inc. 3.125% 2026[1]	2,100	1,988
Sirius XM Radio, Inc. 4.00% 2028[1]	2,385	2,269
Sirius XM Radio, Inc. 4.125% 2030[1]	445	417
Sirius XM Radio, Inc. 3.875% 2031[1]	2,590	2,361
Sprint Corp. 7.625% 2026	1,450	1,638
Sprint Corp. 6.875% 2028	6,606	7,666
Sprint Corp. 8.75% 2032	4,601	6,206
Summer (BC) BidCo B LLC 5.50% 2026[1]	365	352
TEGNA, Inc. 4.75% 2026[1]	113	113
TEGNA, Inc. 4.625% 2028	478	476
TEGNA, Inc. 5.00% 2029	686	689
T-Mobile US, Inc. 2.625% 2026	1,000	956
T-Mobile US, Inc. 3.375% 2029[1]	1,550	1,476
T-Mobile US, Inc. 2.875% 2031	460	415
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	5,096	5,064
Twitter, Inc. 5.00% 2030[1]	490	488
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,202
Univision Communications, Inc. 6.625% 2027[1]	3,050	3,198
Univision Communications, Inc. 4.50% 2029[1]	5,000	4,766
UPC Broadband Finco BV 4.875% 2031[1]	650	611
Virgin Media O2 4.25% 2031[1]	2,175	1,992
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	924
VMED O2 UK Financing I PLC 4.75% 2031[1]	200	189
VZ Secured Financing BV 5.00% 2032[1]	1,660	1,555
Warner Music Group 3.75% 2029[1]	1,100	1,036
Warner Music Group 3.875% 2030[1]	780	745
Ziggo Bond Co. BV 5.125% 2030[1]	419	391
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Ziggo Bond Finance BV 4.875% 2030[1]	$1,550	$1,463
ZipRecruiter, Inc. 5.00% 2030[1]	530	518
		119,881
Health care 10.91%
AdaptHealth, LLC 5.125% 2030[1]	725	675
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 4.207% 2026[2,3]	834	816
Avantor Funding, Inc. 4.625% 2028[1]	1,910	1,891
Avantor Funding, Inc. 3.875% 2029[1]	500	471
Bausch Health Companies, Inc. 9.25% 2026[1]	1,334	1,368
Bausch Health Companies, Inc. 5.75% 2027[1]	735	726
Bausch Health Companies, Inc. 6.125% 2027[1]	880	887
Bausch Health Companies, Inc. 4.875% 2028[1]	1,940	1,860
Bausch Health Companies, Inc. 5.00% 2028[1]	987	815
Bausch Health Companies, Inc. 7.00% 2028[1]	553	496
Bausch Health Companies, Inc. 5.00% 2029[1]	475	371
Bausch Health Companies, Inc. 5.25% 2030[1]	752	592
Bausch Health Companies, Inc. 5.25% 2031[1]	3,335	2,600
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	260
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	670	613
Centene Corp. 4.25% 2027	584	587
Centene Corp. 2.45% 2028	3,240	2,965
Centene Corp. 4.625% 2029	4,305	4,347
Centene Corp. 3.00% 2030	2,530	2,328
Centene Corp. 3.375% 2030	642	605
Centene Corp. 2.50% 2031	1,485	1,313
Centene Corp. 2.625% 2031	430	383
Charles River Laboratories International, Inc. 4.25% 2028[1]	561	550
Charles River Laboratories International, Inc. 3.75% 2029[1]	680	643
Charles River Laboratories International, Inc. 4.00% 2031[1]	650	611
Community Health Systems, Inc. 5.625% 2027[1]	1,250	1,275
Community Health Systems, Inc. 6.00% 2029[1]	653	661
Community Health Systems, Inc. 6.875% 2029[1]	240	236
Community Health Systems, Inc. 5.25% 2030[1]	1,305	1,254
DaVita, Inc. 4.625% 2030[1]	1,200	1,122
Encompass Health Corp. 4.50% 2028	496	487
Encompass Health Corp. 4.75% 2030	285	274
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	311	273
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,338	761
Endo International PLC 5.875% 2024[1]	1,300	1,227
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	900	822
Grifols Escrow Issuer SA 4.75% 2028[1]	900	848
HCA, Inc. 5.875% 2026	321	342
HCA, Inc. 5.625% 2028	1,565	1,694
HCA, Inc. 5.875% 2029	400	438
HCA, Inc. 3.50% 2030	1,650	1,597
HCA, Inc. 5.50% 2047	128	145
HCA, Inc. 5.25% 2049	475	522
HCA, Inc. 4.625% 2052[1]	259	262
HCA, Inc. 7.50% 2095	250	301
HealthEquity, Inc. 4.50% 2029[1]	730	693
IMS Health Holdings, Inc. 5.00% 2026[1]	823	838
Jazz Securities DAC 4.375% 2029[1]	1,476	1,432
Mallinckrodt PLC 10.00% 2025[1]	1,144	1,203
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
MEDNAX, Inc. 5.375% 2030[1]	$450	$435
Minerva Merger Sub, Inc. 6.50% 2030[1]	810	787
Molina Healthcare, Inc. 4.375% 2028[1]	1,135	1,124
Molina Healthcare, Inc. 3.875% 2030[1]	2,309	2,221
Molina Healthcare, Inc. 3.875% 2032[1]	2,435	2,321
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	800	741
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	2,135	1,988
Option Care Health, Inc. 4.375% 2029[1]	290	272
Organon Finance 1 LLC 4.125% 2028[1]	925	882
Organon Finance 1 LLC 5.125% 2031[1]	240	232
Owens & Minor, Inc. 4.375% 2024	1,185	1,204
Owens & Minor, Inc. 4.50% 2029[1]	990	947
Owens & Minor, Inc. 6.625% 2030[1]	1,075	1,108
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,175	3,903
Radiology Partners, Inc. 9.25% 2028[1]	1,213	1,215
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,6,7,8]	4,533	4,533
RP Escrow Issuer, LLC 5.25% 2025[1]	1,515	1,482
Select Medical Holdings Corp. 6.25% 2026[1]	554	574
Surgery Center Holdings 10.00% 2027[1]	416	437
Syneos Health, Inc. 3.625% 2029[1]	530	491
Team Health Holdings, Inc. 6.375% 2025[1]	899	808
Team Health Holdings, Inc., Term Loan B, (USD-SOFR + 5.25%) 3.75% 2027[2,3]	278	266
Tenet Healthcare Corp. 4.625% 2024	130	131
Tenet Healthcare Corp. 4.875% 2026[1]	5,130	5,181
Tenet Healthcare Corp. 5.125% 2027[1]	710	714
Tenet Healthcare Corp. 6.25% 2027[1]	500	514
Tenet Healthcare Corp. 4.625% 2028[1]	650	639
Tenet Healthcare Corp. 6.125% 2028[1]	470	478
Tenet Healthcare Corp. 4.25% 2029[1]	990	950
Tenet Healthcare Corp. 4.375% 2030[1]	1,450	1,394
Tenet Healthcare Corp. 6.875% 2031	100	107
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,379	3,468
Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,326
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	1,936
Teva Pharmaceutical Finance Co. BV 4.75% 2027	200	192
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,351
Teva Pharmaceutical Finance Co. BV 5.125% 2029	5,785	5,569
Teva Pharmaceutical Finance Co. BV 4.10% 2046	672	529
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	3,241	3,271
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	1,761	1,826
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	252	252
		107,279
Materials 9.63%
Alcoa Nederland Holding BV 5.50% 2027[1]	510	529
Alcoa Nederland Holding BV 4.125% 2029[1]	430	422
Allegheny Technologies, Inc. 4.875% 2029	1,975	1,874
Allegheny Technologies, Inc. 5.125% 2031	820	770
ArcelorMittal 4.25% 2029	372	378
ArcelorMittal 7.00% 2039	558	656
ArcelorMittal 6.75% 2041	1,025	1,217
Arconic Corp. 6.00% 2025[1]	360	369
Arconic Rolled Products Corp. 6.125% 2028[1]	200	201
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ardagh Group SA 6.50% Cash 2027[1,6]	$422	$387
Ardagh Metal Packaging Finance USA LLC 3.25% 2028[1]	500	455
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	586
Ardagh Packaging Finance 4.125% 2026[1]	315	304
Axalta Coating Systems LLC 4.75% 2027[1]	460	443
Ball Corp. 3.125% 2031	810	726
Braskem Idesa SAPI 6.99% 2032[1]	315	309
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,615
Canpack SA / Canpack US, LLC 3.875% 2029[1]	1,400	1,227
Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	228
Cleveland-Cliffs, Inc. 6.75% 2026[1]	462	486
Cleveland-Cliffs, Inc. 5.875% 2027	2,880	2,959
Cleveland-Cliffs, Inc. 7.00% 2027	297	307
Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,415	2,387
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,650	2,626
Consolidated Energy Finance SA 6.50% 2026[1]	600	613
Consolidated Energy Finance SA 5.625% 2028[1]	925	857
Constellium SE 3.75% 2029[1]	350	315
CVR Partners LP 6.125% 2028[1]	965	966
Diamond (BC) BV 4.625% 2029[1]	205	184
Element Solutions, Inc. 3.875% 2028[1]	620	580
First Quantum Minerals, Ltd. 7.25% 2023[1]	1,282	1,281
First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	3,956
First Quantum Minerals, Ltd. 6.875% 2026[1]	2,726	2,805
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,240	5,494
FMG Resources 4.375% 2031[1]	585	554
Freeport-McMoRan, Inc. 4.25% 2030	437	441
Freeport-McMoRan, Inc. 5.45% 2043	411	461
FXI Holdings, Inc. 7.875% 2024[1]	3,255	3,247
FXI Holdings, Inc. 12.25% 2026[1]	5,575	6,044
GPC Merger Sub, Inc. 7.125% 2028[1]	534	486
Hexion, Inc. 7.875% 2027[1]	2,061	2,175
Hexion, Inc., Term Loan, (USD-SOFR + 4.25%) 4.75% 2028[2,3]	455	446
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	620	672
Kaiser Aluminum Corp. 4.625% 2028[1]	478	450
Labl, Inc. 5.875% 2028[1]	500	470
Labl, Inc. 8.25% 2029[1]	1,300	1,150
LSB Industries, Inc. 6.25% 2028[1]	1,440	1,463
LSF11 A5 HoldCo, LLC 6.625% 2029[1]	660	615
Mercer International, Inc. 5.125% 2029	400	386
Methanex Corp. 5.125% 2027	3,740	3,764
Methanex Corp. 5.25% 2029	1,100	1,119
Methanex Corp. 5.65% 2044	825	759
Neon Holdings, Inc. 10.125% 2026[1]	840	875
Nova Chemicals Corp. 4.875% 2024[1]	495	501
Nova Chemicals Corp. 5.00% 2025[1]	295	296
Nova Chemicals Corp. 5.25% 2027[1]	2,036	2,031
Nova Chemicals Corp. 4.25% 2029[1]	2,270	2,096
Novelis Corp. 3.25% 2026[1]	595	569
Novelis Corp. 4.75% 2030[1]	1,013	985
Novelis Corp. 3.875% 2031[1]	1,417	1,298
Olin Corp. 5.625% 2029	200	203
Olin Corp. 5.00% 2030	180	179
Olympus Water US Holding Corp. 4.25% 2028[1]	1,340	1,220
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Olympus Water US Holding Corp. 6.25% 2029[1]	$200	$177
Owens-Illinois, Inc. 5.875% 2023[1]	420	430
Owens-Illinois, Inc. 6.375% 2025[1]	265	270
Pearl Merger Sub, Inc. 6.75% 2028[1]	390	391
Rayonier A.M. Products, Inc. 7.625% 2026[1]	245	243
SCIH Salt Holdings, Inc. 4.875% 2028[1]	4,525	4,271
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,815	1,633
SCIL IV LLC 5.375% 2026[1]	500	461
Scotts Miracle-Gro Co. 4.50% 2029	639	600
Scotts Miracle-Gro Co. 4.375% 2032	455	404
Sealed Air Corp. 4.00% 2027[1]	316	309
Silgan Holdings, Inc. 4.125% 2028	377	362
Summit Materials, Inc. 6.50% 2027[1]	360	367
Summit Materials, Inc. 5.25% 2029[1]	955	944
Trivium Packaging BV 5.50% 2026[1]	530	528
Trivium Packaging BV 8.50% 2027[1]	403	402
Tronox, Ltd. 4.625% 2029[1]	730	684
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	609	566
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	60	53
Valvoline, Inc. 4.25% 2030[1]	353	323
Valvoline, Inc. 3.625% 2031[1]	620	537
Venator Materials Corp. 5.75% 2025[1]	3,396	2,734
Venator Materials Corp. 9.50% 2025[1]	1,155	1,212
W. R. Grace Holdings LLC 4.875% 2027[1]	655	642
W. R. Grace Holdings LLC 5.625% 2029[1]	440	413
Warrior Met Coal, Inc. 7.875% 2028[1]	2,170	2,286
		94,709
Industrials 8.16%
ADT Security Corp. 4.125% 2029[1]	735	684
Allison Transmission Holdings, Inc. 3.75% 2031[1]	960	872
American Airlines, Inc. 5.50% 2026[1]	1,960	1,977
Artera Services, LLC 9.033% 2025[1]	1,060	1,060
Atkore, Inc. 4.25% 2031[1]	385	359
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	1,930	1,923
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	259
Avis Budget Car Rental, LLC 5.75% 2027[1]	885	887
Avis Budget Group, Inc. 5.375% 2029[1]	1,150	1,134
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	674
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	1,857
BlueLinx Holdings, Inc. 6.00% 2029[1]	500	466
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	133
Bombardier, Inc. 7.50% 2024[1]	480	496
Bombardier, Inc. 7.50% 2025[1]	1,387	1,396
Bombardier, Inc. 7.125% 2026[1]	2,510	2,463
Bombardier, Inc. 7.875% 2027[1]	5,358	5,252
Bombardier, Inc. 6.00% 2028[1]	1,495	1,403
Bombardier, Inc. 7.45% 2034[1]	450	459
Builders FirstSource, Inc. 4.25% 2032[1]	1,230	1,147
BWX Technologies, Inc. 4.125% 2028[1]	640	617
BWX Technologies, Inc. 4.125% 2029[1]	855	825
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,595	1,524
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	1,193
Clean Harbors, Inc. 4.875% 2027[1]	766	765
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CoreLogic, Inc. 4.50% 2028[1]	$4,439	$4,194
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	743
Covanta Holding Corp. 5.00% 2030	1,195	1,135
Covert Mergeco, Inc. 4.875% 2029[1]	1,295	1,238
Dun & Bradstreet Corp. 5.00% 2029[1]	1,275	1,200
Eco Material Technologies, Inc. 7.875% 2027[1]	360	359
Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 2026[1]	505	471
Garda World Security Corp. 6.00% 2029[1]	150	135
GFL Environmental, Inc. 3.50% 2028[1]	1,540	1,448
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	483
Gol Finance SA 8.00% 2026[1]	410	369
Harsco Corp. 5.75% 2027[1]	650	631
Herc Holdings, Inc. 5.50% 2027[1]	200	203
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,086
JELD-WEN Holding, Inc. 4.875% 2027[1]	543	521
Labl Escrow Issuer, LLC 6.75% 2026[1]	450	446
Labl Escrow Issuer, LLC 10.50% 2027[1]	1,170	1,174
LSC Communications, Inc. 8.75% 2023[1,5,7,8]	8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,5,7,8]	301	3
Masonite International Corp. 3.50% 2030[1]	530	477
MasTec, Inc. 4.50% 2028[1]	460	457
Meritor, Inc. 4.50% 2028[1]	210	211
Mueller Water Products, Inc. 4.00% 2029[1]	275	261
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	252
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,100	1,104
Nielsen Finance LLC and Nielsen Finance Co. 4.75% 2031[1]	100	100
Park River Holdings, Inc. 5.625% 2029[1]	775	628
PGT Innovations, Inc. 4.375% 2029[1]	1,125	1,051
Pitney Bowes, Inc. 6.875% 2027[1]	600	569
PM General Purchaser LLC 9.50% 2028[1]	1,970	1,940
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	435
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	615
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	385
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	790	772
Roller Bearing Company of America, Inc. 4.375% 2029[1]	170	159
Sensata Technologies, Inc. 3.75% 2031[1]	500	463
SkyMiles IP, Ltd. 4.75% 2028[1]	1,555	1,570
SRS Distribution, Inc. 4.625% 2028[1]	480	459
Stericycle, Inc. 5.375% 2024[1]	1,135	1,159
Stericycle, Inc. 3.875% 2029[1]	1,360	1,266
The Brink’s Co. 4.625% 2027[1]	719	701
Titan International, Inc. 7.00% 2028	750	753
TransDigm, Inc. 6.25% 2026[1]	1,638	1,684
TransDigm, Inc. 6.375% 2026	240	242
TransDigm, Inc. 6.875% 2026	460	469
TransDigm, Inc. 5.50% 2027	855	850
TransDigm, Inc. 4.625% 2029	575	538
TransDigm, Inc. 4.875% 2029	360	338
Triumph Group, Inc. 6.25% 2024[1]	3,150	3,139
Triumph Group, Inc. 8.875% 2024[1]	226	239
Triumph Group, Inc. 7.75% 2025[1]	270	272
Uber Technologies, Inc. 8.00% 2026[1]	498	530
United Airlines Holdings, Inc. 6.50% 2027[1]	3,795	3,961
United Airlines, Inc. 4.375% 2026[1]	500	493
American Funds Insurance Series — American High-Income Trust — Page 201 of 251

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Airlines, Inc. 4.625% 2029[1]	$680	$648
United Rentals, Inc. 4.875% 2028	340	346
United Rentals, Inc. 3.875% 2031	525	496
United Rentals, Inc. 3.75% 2032	450	420
Vertical Holdco GMBH 7.625% 2028[1]	235	233
Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,555	1,540
WESCO Distribution, Inc. 7.125% 2025[1]	675	703
WESCO Distribution, Inc. 7.25% 2028[1]	665	707
Western Global Airlines LLC 10.375% 2025[1]	475	511
XPO Logistics, Inc. 6.25% 2025[1]	300	310
		80,207
Financials 7.15%
Advisor Group Holdings, LLC 6.25% 2028[1]	2,031	2,034
AG Merger Sub II, Inc. 10.75% 2027[1]	4,275	4,585
Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125% 2026[1]	550	532
Albion Financing 2 SARL 8.75% 2027[1]	400	386
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,566	1,550
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	890	858
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	1,560	1,503
AmWINS Group, Inc. 4.875% 2029[1]	1,089	1,047
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,375	2,287
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]	1,245	1,232
AssuredPartners, Inc. 8.00% 2027[1]	437	443
AssuredPartners, Inc. 5.625% 2029[1]	365	337
BroadStreet Partners, Inc. 5.875% 2029[1]	575	537
Castlelake Aviation Finance DAC 5.00% 2027[1]	2,200	1,968
Cobra AcquisitionCo LLC 6.375% 2029[1]	390	335
Coinbase Global, Inc. 3.375% 2028[1]	2,085	1,845
Coinbase Global, Inc. 3.625% 2031[1]	1,805	1,542
Compass Diversified Holdings 5.25% 2029[1]	3,625	3,412
Compass Diversified Holdings 5.00% 2032[1]	1,230	1,115
Credit Acceptance Corp. 5.125% 2024[1]	365	367
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]	947	897
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	1,263	1,196
Freedom Mortgage Corp. 7.625% 2026[1]	625	598
FS Energy and Power Fund 7.50% 2023[1]	3,474	3,563
Hightower Holding, LLC 6.75% 2029[1]	905	887
HUB International, Ltd. 7.00% 2026[1]	1,550	1,570
HUB International, Ltd. 5.625% 2029[1]	240	230
Icahn Enterprises Finance Corp. 5.25% 2027	277	272
Icahn Enterprises Finance Corp. 4.375% 2029	675	621
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	725	681
Ladder Capital Corp. 4.25% 2027[1]	1,579	1,516
LPL Holdings, Inc. 4.625% 2027[1]	1,052	1,035
LPL Holdings, Inc. 4.00% 2029[1]	1,370	1,302
LPL Holdings, Inc. 4.375% 2031[1]	1,060	1,027
MGIC Investment Corp. 5.25% 2028	525	519
MidCap Financial Issuer Trust 6.50% 2028[1]	750	706
MSCI, Inc. 4.00% 2029[1]	900	876
MSCI, Inc. 3.625% 2030[1]	66	62
MSCI, Inc. 3.625% 2031[1]	1,325	1,249
MSCI, Inc. 3.875% 2031[1]	1,450	1,378
American Funds Insurance Series — American High-Income Trust — Page 202 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.25% 2033[1]	$1,150	$1,036
National Financial Partners Corp. 6.875% 2028[1]	739	707
Navient Corp. 5.50% 2023	1,429	1,448
Navient Corp. 5.875% 2024	1,450	1,481
Navient Corp. 6.125% 2024	1,267	1,291
Navient Corp. 5.00% 2027	2,883	2,751
Navient Corp. 4.875% 2028	320	295
Navient Corp. 5.50% 2029	1,950	1,818
Navient Corp. 5.625% 2033	1,778	1,501
OneMain Holdings, Inc. 7.125% 2026	1,335	1,428
Owl Rock Capital Corp. 3.75% 2025	600	581
Owl Rock Capital Corp. 3.375% 2026	290	273
Owl Rock Capital Corp. II 4.625% 2024[1]	750	748
Owl Rock Capital Corp. III 3.125% 2027[1]	600	532
Owl Rock Core Income Corp. 4.70% 2027[1]	800	770
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	1,893	1,932
PRA Group, Inc. 5.00% 2029[1]	195	185
Quicken Loans, LLC 3.625% 2029[1]	455	416
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	900	828
Ryan Specialty Group, LLC 4.375% 2030[1]	725	686
Springleaf Finance Corp. 6.125% 2024	367	377
Springleaf Finance Corp. 6.625% 2028	340	357
Springleaf Finance Corp. 5.375% 2029	183	178
Starwood Property Trust, Inc. 4.375% 2027[1]	570	554
		70,273
Information technology 4.35%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,674	3,623
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]	822	820
Avaya, Inc. 6.125% 2028[1]	490	484
Black Knight, Inc. 3.625% 2028[1]	1,270	1,205
BMC Software, Inc. 7.125% 2025[1]	180	187
BMC Software, Inc. 9.125% 2026[1]	240	248
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,220	1,211
Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,905	1,841
Booz Allen Hamilton, Inc. 4.00% 2029[1]	1,120	1,095
CA Magnum Holdings 5.375% 2026[1]	450	444
Ciena Corp. 4.00% 2030[1]	690	665
CommScope Finance LLC 6.00% 2026[1]	430	435
CommScope Finance LLC 8.25% 2027[1]	310	302
CommScope Technologies LLC 6.00% 2025[1]	380	360
CommScope Technologies LLC 5.00% 2027[1]	470	409
Condor Merger Sub, Inc. 7.375% 2030[1]	950	913
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.063% 2023[2,3]	638	627
Diebold Nixdorf, Inc. 9.375% 2025[1]	3,860	3,927
Diebold, Inc. 8.50% 2024	974	935
Elastic NV 4.125% 2029[1]	350	326
Fair Isaac Corp. 4.00% 2028[1]	1,575	1,528
Gartner, Inc. 4.50% 2028[1]	1,708	1,704
Gartner, Inc. 3.75% 2030[1]	450	423
Imola Merger Corp. 4.75% 2029[1]	300	289
MicroStrategy, Inc. 6.125% 2028[1]	835	813
MoneyGram International, Inc. 5.375% 2026[1]	1,575	1,642
NCR Corp. 5.125% 2029[1]	2,400	2,310
American Funds Insurance Series — American High-Income Trust — Page 203 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Rocket Software, Inc. 6.50% 2029[1]	$785	$714
Sabre GLBL, Inc. 7.375% 2025[1]	48	50
Sabre Holdings Corp. 9.25% 2025[1]	548	608
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	599	595
Square, Inc. 2.75% 2026[1]	1,935	1,831
Square, Inc. 3.50% 2031[1]	1,540	1,412
Synaptics, Inc. 4.00% 2029[1]	375	354
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]	469	466
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,3]	2,765	2,753
Unisys Corp. 6.875% 2027[1]	1,695	1,775
VeriSign, Inc. 5.25% 2025	132	139
Veritas Holdings, Ltd. 7.50% 2025[1]	2,140	2,033
Viavi Solutions, Inc. 3.75% 2029[1]	230	216
Xerox Corp. 5.00% 2025[1]	595	603
Xerox Corp. 5.50% 2028[1]	435	425
		42,740
Consumer staples 3.50%
Albertsons Companies, Inc. 4.625% 2027[1]	1,060	1,027
Albertsons Companies, Inc. 5.875% 2028[1]	190	190
Albertsons Companies, Inc. 3.50% 2029[1]	2,398	2,167
Albertsons Companies, Inc. 4.875% 2030[1]	335	327
B&G Foods, Inc. 5.25% 2025	612	599
B&G Foods, Inc. 5.25% 2027	1,428	1,367
Central Garden & Pet Co. 4.125% 2030	900	814
Central Garden & Pet Co. 4.125% 2031[1]	1,005	906
Coty, Inc. 5.00% 2026[1]	700	683
Coty, Inc. 6.50% 2026[1]	320	319
Coty, Inc. 4.75% 2029[1]	1,105	1,033
Darling Ingredients, Inc. 5.25% 2027[1]	459	469
Edgewell Personal Care Co. 5.50% 2028[1]	275	274
Energizer Holdings, Inc. 4.375% 2029[1]	545	478
Ingles Markets, Inc. 4.00% 2031[1]	345	326
Kraft Heinz Company 3.875% 2027	725	737
Kraft Heinz Company 5.00% 2042	180	192
Kraft Heinz Company 5.20% 2045	330	358
Kraft Heinz Company 4.375% 2046	646	640
Kraft Heinz Company 4.875% 2049	690	728
Kraft Heinz Company 5.50% 2050	770	878
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,635	1,512
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	2,890	2,448
Lamb Weston Holdings, Inc. 4.875% 2028[1]	110	110
Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,500	2,339
Lamb Weston Holdings, Inc. 4.375% 2032[1]	550	515
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.756% 2026[2,3]	790	786
Performance Food Group, Inc. 5.50% 2027[1]	570	568
Performance Food Group, Inc. 4.25% 2029[1]	483	441
Post Holdings, Inc. 5.625% 2028[1]	1,449	1,425
Post Holdings, Inc. 5.50% 2029[1]	811	782
Post Holdings, Inc. 4.625% 2030[1]	3,355	3,027
Post Holdings, Inc. 4.50% 2031[1]	1,350	1,198
Prestige Brands International, Inc. 5.125% 2028[1]	103	102
Prestige Brands International, Inc. 3.75% 2031[1]	1,275	1,140
Simmons Foods, Inc. 4.625% 2029[1]	993	932
American Funds Insurance Series — American High-Income Trust — Page 204 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
TreeHouse Foods, Inc. 4.00% 2028	$520	$441
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,744
US Foods, Inc. 4.625% 2030[1]	460	426
		34,448
Real estate 3.02%
Brookfield Property REIT, Inc. 5.75% 2026[1]	2,284	2,266
Diversified Healthcare Trust 4.375% 2031	640	549
Howard Hughes Corp. 5.375% 2028[1]	1,447	1,455
Howard Hughes Corp. 4.125% 2029[1]	2,143	2,015
Howard Hughes Corp. 4.375% 2031[1]	2,218	2,088
Iron Mountain, Inc. 4.875% 2027[1]	1,616	1,601
Iron Mountain, Inc. 5.00% 2028[1]	617	603
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,200
Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,561
Iron Mountain, Inc. 4.50% 2031[1]	950	879
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,505	2,420
Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,315	2,206
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,265	2,179
Ladder Capital Corp. 5.25% 2025[1]	740	738
Ladder Capital Corp. 4.75% 2029[1]	100	94
Medical Properties Trust, Inc. 5.00% 2027	638	649
Medical Properties Trust, Inc. 3.50% 2031	239	222
Park Intermediate Holdings LLC 4.875% 2029[1]	1,040	977
Realogy Corp. 5.75% 2029[1]	2,028	1,915
Realogy Corp. 5.25% 2030[1]	722	665
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	535	504
RLJ Lodging Trust, LP 4.00% 2029[1]	800	741
WeWork Companies, Inc. 7.875% 2025[1]	140	127
WeWork Companies, LLC 5.00% 2025[1]	1,260	1,061
		29,715
Utilities 2.84%
AmeriGas Partners LP 5.875% 2026	275	275
AmeriGas Partners LP 5.75% 2027	392	391
Calpine Corp. 4.50% 2028[1]	150	146
Calpine Corp. 5.125% 2028[1]	518	494
Calpine Corp. 3.75% 2031[1]	500	448
Calpine Corp. 5.00% 2031[1]	1,000	912
DPL, Inc. 4.125% 2025	765	761
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,155	1,220
FirstEnergy Corp. 2.25% 2030	1,170	1,038
FirstEnergy Corp. 2.65% 2030	624	568
FirstEnergy Corp. 7.375% 2031	734	907
FirstEnergy Corp. 3.40% 2050	470	397
FirstEnergy Corp., Series C, 5.35% 2047[4]	475	497
FirstEnergy Transmission LLC 2.866% 2028[1]	325	302
FirstEnergy Transmission LLC 4.55% 2049[1]	100	96
Instituto Costarricense de Electricidad 6.75% 2031[1]	350	353
Inversiones Latin America Power 5.125% 2033[1]	307	251
NextEra Energy Partners LP 4.25% 2024[1]	122	124
NGL Energy Partners LP 7.50% 2026	650	568
NRG Energy, Inc. 3.625% 2031[1]	1,130	995
Pacific Gas and Electric Co. 4.55% 2030	623	619
American Funds Insurance Series — American High-Income Trust — Page 205 of 251

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.95% 2047	$500	$415
Pacific Gas and Electric Co. 3.50% 2050	400	323
Pacific Gas and Electric Co. 4.95% 2050	350	331
PG&E Corp. 5.00% 2028	3,205	3,101
PG&E Corp. 5.25% 2030	3,280	3,185
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	251	248
Talen Energy Corp. 6.50% 2025	220	56
Talen Energy Corp. 10.50% 2026[1]	3,907	977
Talen Energy Corp. 7.25% 2027[1]	3,524	3,299
Talen Energy Corp. 6.625% 2028[1]	130	121
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.207% 2026[2,3]	500	458
Talen Energy Supply, LLC 7.625% 2028[1]	1,849	1,716
Targa Resources Partners LP 4.00% 2032	550	530
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	1,190	1,158
Vistra Operations Co. LLC 3.55% 2024[1]	231	229
Vistra Operations Co. LLC 5.625% 2027[1]	390	390
		27,899
Total corporate bonds, notes & loans		876,180
U.S. Treasury bonds & notes 0.15% U.S. Treasury inflation-protected securities 0.15%
U.S. Treasury Inflation-Protected Security 0.50% 2024[9,10]	1,382	1,450
Mortgage-backed obligations 0.07% Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7,8]	712	665
Asset-backed obligations 0.01%
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,11]	283	145
Total bonds, notes & other debt instruments (cost: $918,449,000)		878,440
Convertible bonds & notes 0.07% Communication services 0.06%
DISH DBS Corp., convertible notes, 3.375% 2026	635	573
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,6,7,8]	79	78
Total convertible bonds & notes (cost: $718,000)		651
Convertible stocks 0.08% Financials 0.04%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	459
Utilities 0.04%
PG&E Corp., convertible preferred units, 5.50% 2023	3,350	377
Total convertible stocks (cost: $692,000)		836
American Funds Insurance Series — American High-Income Trust — Page 206 of 251

unaudited
Common stocks 4.46% Health care 2.22%	Shares	Value (000)
Rotech Healthcare, Inc.[7,8,12,13]	201,793	$21,794
Energy 1.62%
Chesapeake Energy Corp.	69,357	6,034
Oasis Petroleum, Inc.	24,268	3,551
Denbury, Inc.[12]	22,380	1,758
Ascent Resources - Utica LLC, Class A7,8,12,13	6,297,894	1,575
Weatherford International[12]	40,159	1,337
Diamond Offshore Drilling, Inc.[12]	82,188	586
Diamond Offshore Drilling, Inc.[1,12]	28,784	205
California Resources Corp.	17,202	770
McDermott International, Ltd.[12]	107,875	71
Mesquite Energy, Inc.[7,8,12]	3,557	21
		15,908
Consumer discretionary 0.31%
NMG Parent LLC[12]	9,965	1,714
MYT Holding Co., Class B7,12	608,846	1,370
		3,084
Financials 0.20%
Jonah Energy Parent LLC[7,8,12]	38,716	1,573
Navient Corp.	20,000	341
		1,914
Communication services 0.07%
iHeartMedia, Inc., Class A12	22,639	428
Intelsat SA7,12	8,164	245
		673
Information technology 0.04%
MoneyGram International, Inc.[12]	41,400	437
Total common stocks (cost: $15,252,000)		43,810
Preferred securities 0.31% Consumer discretionary 0.24%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029[12]	2,095,904	2,305
Industrials 0.07%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,12]	1,022	719
Total preferred securities (cost: $2,933,000)		3,024
Rights & warrants 0.15% Consumer discretionary 0.12%
NMG Parent LLC, warrants, expire 2027[7,12]	27,111	1,151
American Funds Insurance Series — American High-Income Trust — Page 207 of 251

unaudited
Rights & warrants (continued) Energy 0.03%	Shares	Value (000)
Chesapeake Energy Corp., Class B, warrants, expire 2026[12]	2,867	$171
Chesapeake Energy Corp., Class A, warrants, expire 2026[12]	1,440	92
Chesapeake Energy Corp., Class C, warrants, expire 2026[12]	1,102	61
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,12]	2,894	—[14]
		324
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,12	855	5
Intelsat Jackson Holdings SA (CVR), Series B7,12	855	3
		8
Total rights & warrants (cost: $698,000)		1,483
Short-term securities 4.13% Money market investments 4.13%
Capital Group Central Cash Fund 0.32%[15,16]	406,372	40,637
Total short-term securities (cost: $40,636,000)		40,637
Total investment securities 98.54% (cost: $979,378,000)		968,881
Other assets less liabilities 1.46%		14,403
Net assets 100.00%		$983,284
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	22	June 2022	$(2,523)	$64
10 Year U.S. Treasury Note Futures	Short	88	June 2022	(10,813)	317
					$381
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	$8,630	$(464)	$(401)	$(63)
American Funds Insurance Series — American High-Income Trust — Page 208 of 251

unaudited
Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 4.13%
Money market investments 4.13%
Capital Group Central Cash Fund 0.32%[15]	$17,238	$75,162	$51,761	$—[14]	$(2)	$40,637	$9
Private placement securities13

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,794	2.22%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,575.16
Total		$ 4,633	$ 23,369	2.38%
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $649,315,000, which represented 66.04% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,085,000, which represented 2.96% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $37,743,000, which represented 3.84% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $107,000, which represented .01% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 3/31/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviations and symbol
CVR = Contingent Value Rights
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Insurance Series — American High-Income Trust — Page 209 of 251

American Funds Mortgage Fund®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 89.56% Mortgage-backed obligations 64.97% Federal agency mortgage-backed obligations 61.06%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 2033[1]	$—[2]	$—[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2	2
Fannie Mae Pool #256583 5.00% 2036[1]	33	34
Fannie Mae Pool #889101 1.552% 2038[1,3]	30	31
Fannie Mae Pool #964279 2.094% 2038[1,3]	30	30
Fannie Mae Pool #964708 2.265% 2038[1,3]	4	4
Fannie Mae Pool #AC0794 5.00% 2039[1]	5	6
Fannie Mae Pool #931768 5.00% 2039[1]	1	2
Fannie Mae Pool #932606 5.00% 2040[1]	3	3
Fannie Mae Pool #MA4387 2.00% 2041[1]	21	19
Fannie Mae Pool #AL9327 2.152% 2041[1,3]	836	872
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7	7
Fannie Mae Pool #AE1248 5.00% 2041[1]	9	10
Fannie Mae Pool #AE1274 5.00% 2041[1]	7	8
Fannie Mae Pool #AE1277 5.00% 2041[1]	5	5
Fannie Mae Pool #AE1283 5.00% 2041[1]	3	3
Fannie Mae Pool #MA4540 2.00% 2042[1]	313	292
Fannie Mae Pool #MA4570 2.00% 2042[1]	127	118
Fannie Mae Pool #AE1290 5.00% 2042[1]	5	6
Fannie Mae Pool #AT0300 3.50% 2043[1]	2	2
Fannie Mae Pool #AT3954 3.50% 2043[1]	2	2
Fannie Mae Pool #AY1829 3.50% 2044[1]	2	2
Fannie Mae Pool #AW8240 3.50% 2044[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	47	49
Fannie Mae Pool #BH3122 4.00% 2047[1]	1	1
Fannie Mae Pool #BM4488 3.336% 2048[1,3]	379	383
Fannie Mae Pool #BK6840 4.00% 2048[1]	29	30
Fannie Mae Pool #BK5232 4.00% 2048[1]	21	22
Fannie Mae Pool #BK9743 4.00% 2048[1]	8	8
Fannie Mae Pool #BK9761 4.50% 2048[1]	5	5
Fannie Mae Pool #BJ8402 3.457% 2049[1,3]	70	71
Fannie Mae Pool #CA5496 3.00% 2050[1,4]	1,543	1,521
Fannie Mae Pool #FM9492 2.50% 2051[1]	492	473
Fannie Mae Pool #FM9804 2.50% 2051[1]	269	258
Fannie Mae Pool #FM9694 2.50% 2051[1]	246	237
Fannie Mae Pool #FM7687 3.00% 2051[1]	302	298
Fannie Mae Pool #CB0041 3.00% 2051[1]	227	224
Fannie Mae Pool #FM9976 3.00% 2051[1]	108	107
Fannie Mae Pool #CB2544 3.00% 2052[1]	299	294
Fannie Mae Pool #BF0379 3.50% 2059[1]	168	169
Fannie Mae Pool #BF0497 3.00% 2060[1]	59	59
Fannie Mae Pool #BF0481 3.50% 2060[1]	201	203
Freddie Mac Pool #A18781 5.00% 2034[1]	770	834
Freddie Mac Pool #840222 2.113% 2040[1,3]	283	295
Freddie Mac Pool #RB5148 2.00% 2042[1]	406	382
American Funds Insurance Series — American Funds Mortgage Fund — Page 210 of 251

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q15874 4.00% 2043[1]	$2	$2
Freddie Mac Pool #760014 2.855% 2045[1,3]	408	411
Freddie Mac Pool #760012 3.113% 2045[1,3]	40	41
Freddie Mac Pool #760013 3.172% 2045[1,3]	29	30
Freddie Mac Pool #760015 2.621% 2047[1,3]	77	77
Freddie Mac Pool #Q52069 3.50% 2047[1]	34	34
Freddie Mac Pool #Q47615 3.50% 2047[1]	20	20
Freddie Mac Pool #Q56599 4.00% 2048[1]	34	35
Freddie Mac Pool #Q55971 4.00% 2048[1]	24	25
Freddie Mac Pool #Q56175 4.00% 2048[1]	21	22
Freddie Mac Pool #Q55970 4.00% 2048[1]	11	12
Freddie Mac Pool #Q58411 4.50% 2048[1]	64	67
Freddie Mac Pool #Q58436 4.50% 2048[1]	31	33
Freddie Mac Pool #Q58378 4.50% 2048[1]	22	23
Freddie Mac Pool #RA1339 3.00% 2049[1,4]	1,767	1,737
Freddie Mac Pool #QA2748 3.50% 2049[1]	23	24
Freddie Mac Pool #SD7550 3.00% 2052[1]	437	433
Freddie Mac Pool #SD0873 3.50% 2052[1]	1,323	1,345
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]	131	125
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]	275	261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	241	240
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	177	175
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]	150	148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	107	107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	121	119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	969	966
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	474	476
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	281	283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	172	173
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	34	34
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	20	20
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	607	617
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	377	384
Government National Mortgage Assn. 2.50% 2052[1,5]	407	393
Government National Mortgage Assn. 3.00% 2052[1,5]	2,330	2,297
Government National Mortgage Assn. 3.00% 2052[1,5]	1,318	1,303
Government National Mortgage Assn. 3.50% 2052[1,5]	2,577	2,585
Government National Mortgage Assn. 3.50% 2052[1,5]	345	347
Government National Mortgage Assn. 3.50% 2052[1,5]	175	175
Government National Mortgage Assn. 4.00% 2052[1,5]	1,470	1,494
Government National Mortgage Assn. 4.00% 2052[1,5]	194	198
Government National Mortgage Assn. 4.50% 2052[1,5]	375	386
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	797	830
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	557	572
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	539	554
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	56	56
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	100	109
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	85	85
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	12	13
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	173	183
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	85	88
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	202	198
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	137	135
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	228	230
American Funds Insurance Series — American Funds Mortgage Fund — Page 211 of 251

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	$92	$93
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,188	1,263
Government National Mortgage Assn. Pool #AO0409 4.621% 2065[1]	156	159
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]	81	83
Government National Mortgage Assn. Pool #AN1825 4.636% 2065[1]	279	285
Government National Mortgage Assn. Pool #AO0385 4.506% 2066[1]	620	632
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	1	1
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	751	695
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	61	56
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	3,171	3,019
Uniform Mortgage-Backed Security 3.00% 2052[1,5]	3,365	3,280
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	8,258	8,248
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	5,098	5,079
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	927	929
Uniform Mortgage-Backed Security 4.00% 2052[1,5]	7,380	7,535
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	170	176
		59,645
Collateralized mortgage-backed obligations (privately originated) 2.46%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,3,6]	122	122
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,3,6]	114	113
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,3,6]	398	394
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,3,6]	153	148
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,3,6]	181	176
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,3,6]	120	116
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.257% 2053[1,3,6]	45	45
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 1.207% 2055[1,3,6]	210	209
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[1,3,6]	175	174
Mill City Mortgage Trust, Series 15-1, Class M2, 3.616% 2056[1,3,6]	90	91
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[1,3,6]	357	357
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[1,3,6]	42	41
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,3,6]	157	151
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,3,6]	100	101
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,3,6]	69	69
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,6]	85	85
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.057% 2057[1,3,6]	16	15
		2,407
Commercial mortgage-backed securities 1.45%
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[1,3,6]	606	595
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[1,3,6]	475	468
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.198% 2026[1,3,6]	273	269
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.297% 2038[1,3,6]	84	83
		1,415
Total mortgage-backed obligations		63,467
American Funds Insurance Series — American Funds Mortgage Fund — Page 212 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 19.42% U.S. Treasury inflation-protected securities 10.61%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	$741	$767
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	625	655
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	335	349
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	360	377
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	101	106
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	238	249
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	4,385	4,610
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	119	125
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	62	65
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	1,134	1,200
U.S. Treasury Inflation-Protected Security 0.125% 2032[7]	887	943
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	402	461
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	363	456
		10,363
U.S. Treasury 8.81%
U.S. Treasury 0.125% 2023[4]	650	639
U.S. Treasury 0.125% 2023	560	546
U.S. Treasury 0.125% 2023	190	185
U.S. Treasury 0.50% 2023	475	462
U.S. Treasury 0.875% 2024	70	68
U.S. Treasury 1.125% 2028	1,425	1,322
U.S. Treasury 1.25% 2028	415	386
U.S. Treasury 1.50% 2028	150	141
U.S. Treasury 1.25% 2031	593	540
U.S. Treasury 1.375% 2031	905	831
U.S. Treasury 1.875% 2032	145	139
U.S. Treasury 1.875% 2041[4]	1,100	981
U.S. Treasury 2.375% 2042	750	724
U.S. Treasury 1.625% 2050[4]	755	621
U.S. Treasury 1.875% 2051	1,170	1,028
		8,613
Total U.S. Treasury bonds & notes		18,976
Asset-backed obligations 4.36%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[1,3,6]	250	248
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	72	69
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	79	77
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	290	274
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	426	397
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	132	132
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	86	82
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	142	135
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	250	238
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]	228	212
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.189% 2062[1,3,6]	640	633
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	233	218
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	850	796
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	530	495
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[1,3,6]	250	249
		4,255
American Funds Insurance Series — American Funds Mortgage Fund — Page 213 of 251

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.54%		Principal amount (000)	Value (000)
CPPIB Capital, Inc. 0.875% 2026[6]		$320	$296
Ontario Teachers’ Finance Trust 0.875% 2026[6]		250	231
			527
Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 2030		300	262
Total bonds, notes & other debt instruments (cost: $88,796,000)			87,487
Short-term securities 49.63% Federal agency bills & notes 25.58%	Weighted average yield at acquisition
Fannie Mae 5/4/2022	0.200%	1,100	1,100
Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,998
Federal Farm Credit Banks 5/25/2022	0.070	1,600	1,599
Federal Farm Credit Banks 6/7/2022	0.079	5,400	5,396
Federal Home Loan Bank 4/12/2022	0.150	3,100	3,100
Federal Home Loan Bank 4/18/2022	0.125	1,300	1,300
Federal Home Loan Bank 4/20/2022	0.177	2,500	2,500
Federal Home Loan Bank 5/4/2022	0.219	5,000	4,999
			24,992
Commercial paper 15.04%
Amazon.com, Inc. 6/15/2022[6]	0.600	1,800	1,797
Apple, Inc. 4/20/2022[6]	0.320	2,200	2,200
Canadian Imperial Bank of Commerce 4/1/2022[6]	0.300	2,000	2,000
CHARTA, LLC 4/13/2022[6]	0.330	1,700	1,700
Export Development Canada 4/12/2022	0.300	1,000	1,000
Paccar Financial Corp. 4/21/2022	0.360	2,000	1,999
PepsiCo, Inc. 6/2/2022[6]	0.470	2,000	1,998
Wal-Mart Stores, Inc. 4/11/2022[6]	0.300	2,000	2,000
			14,694
U.S. Treasury bills 9.01%
U.S. Treasury 5/12/2022	0.061	2,900	2,900
U.S. Treasury 5/19/2022	0.060	5,900	5,897
			8,797
Total short-term securities (cost: $48,491,000)			48,483
Total investment securities 139.19% (cost: $137,287,000)			135,970
Other assets less liabilities (39.19)%			(38,283)
Net assets 100.00%			$97,687
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
3 Month SOFR Futures	Long	33	June 2023	$8,025	$10
2 Year U.S. Treasury Note Futures	Long	4	June 2022	848	—[2]
5 Year U.S. Treasury Note Futures	Long	57	June 2022	6,537	(23)
American Funds Insurance Series — American Funds Mortgage Fund — Page 214 of 251

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	32	June 2022	$4,335	$(138)
10 Year U.S. Treasury Note Futures	Long	27	June 2022	3,318	(81)
20 Year U.S. Treasury Bond Futures	Long	1	June 2022	150	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	18	June 2022	3,188	(103)
					$(340)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	$5,700	$1,593	$16	$1,577
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,707,000, which represented 1.75% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,299,000, which represented 20.78% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — American Funds Mortgage Fund — Page 215 of 251

Ultra-Short Bond Fund
Investment portfolio
March 31, 2022
unaudited
Short-term securities 98.37% Commercial paper 65.58%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Amazon.com, Inc. 5/10/2022[1]	0.380%	$7,000	$6,996
Amazon.com, Inc. 6/13/2022[1]	0.480	3,400	3,395
Apple, Inc. 4/4/2022[1]	0.250	5,700	5,700
Apple, Inc. 4/12/2022[1]	0.300	4,000	4,000
Australia & New Zealand Banking Group, Ltd. 4/26/2022[1]	0.270	9,250	9,247
British Columbia (Province of) 4/11/2022	0.270	10,000	9,999
Caisse d’Amortissement de la Dette Sociale 4/13/2022	0.158	9,000	8,999
Chariot Funding, LLC 5/5/2022[1]	0.355	10,000	9,994
DBS Bank, Ltd. 4/1/2022[1]	0.198	9,000	9,000
DNB Bank ASA 4/7/2022[1]	0.235	8,400	8,400
EssilorLuxottica 4/11/2022[1]	0.236	9,000	8,999
Hydro-Québec 4/27/2022[1]	0.300	3,200	3,199
ING (U.S.) Funding, LLC 5/4/2022[1]	0.340	9,500	9,496
Johnson & Johnson 4/1/2022[1]	0.130	3,200	3,200
KfW 5/2/2022[1]	0.410	9,250	9,247
Komatsu Finance America, Inc. 4/22/2022[1]	0.500	7,800	7,798
Longship Funding, LLC 4/22/2022[1]	0.430	10,900	10,897
LVMH Moët Hennessy Louis Vuitton, Inc. 4/20/2022[1]	0.380	10,000	9,998
Manhattan Asset Funding Company, LLC 4/4/2022[1]	0.550	9,500	9,500
Mizuho Bank, Ltd. 4/18/2022[1]	0.545	10,800	10,798
Nestlé Finance International, Ltd. 4/12/2022[1]	0.300	4,000	4,000
Nestlé Finance International, Ltd. 4/25/2022[1]	0.300	6,000	5,999
Novartis Finance Corp. 4/4/2022[1]	0.350	10,000	10,000
Paccar Financial Corp. 4/8/2022	0.320	11,000	10,999
Roche Holdings, Inc. 5/18/2022[1]	0.380	8,600	8,594
Siemens Capital Co., LLC 4/12/2022[1]	0.380	10,100	10,099
Starbird Funding Corp. 4/1/2022[1]	0.320	1,600	1,600
Sumitomo Mitsui Trust Bank, Ltd. 5/13/2022[1]	0.450	10,000	9,992
Toyota Motor Credit Corp. 4/11/2022	0.240	5,000	4,999
Toyota Motor Credit Corp. 5/16/2022	0.820	5,000	4,996
Wal-Mart Stores, Inc. 4/11/2022[1]	0.289	10,000	9,999
			240,139
Federal agency bills & notes 16.96%
Fannie Mae 4/13/2022	0.225	2,600	2,600
Federal Home Loan Bank 4/6/2022	0.179	8,000	8,000
Federal Home Loan Bank 4/18/2022	0.140	2,500	2,500
Federal Home Loan Bank 4/27/2022	0.204	20,750	20,747
Federal Home Loan Bank 4/29/2022	0.234	5,450	5,449
Federal Home Loan Bank 5/4/2022	0.240	7,900	7,899
Federal Home Loan Bank 5/17/2022	0.310	9,900	9,897
Federal Home Loan Bank 6/6/2022	0.370	5,000	4,996
			62,088
American Funds Insurance Series — Ultra-Short Bond Fund — Page 216 of 251

unaudited
Short-term securities (continued) U.S. Treasury bills 15.83%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 4/21/2022	0.064%	$9,000	$8,999
U.S. Treasury 4/26/2022	0.101	10,000	9,999
U.S. Treasury 5/5/2022	0.190	12,000	11,996
U.S. Treasury 6/7/2022	0.366	10,000	9,993
U.S. Treasury 6/21/2022	0.458	7,000	6,993
U.S. Treasury 7/19/2022	0.678	10,000	9,980
			57,960
Total short-term securities (cost: $360,198,000)			360,187
Total investment securities 98.37% (cost: $360,198,000)			360,187
Other assets less liabilities 1.63%			5,956
Net assets 100.00%			$366,143
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,147,000, which represented 54.66% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 217 of 251

U.S. Government Securities Fund®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 85.46% U.S. Treasury bonds & notes 43.19% U.S. Treasury inflation-protected securities 29.06%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	$51,226	$52,634
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	2,470	2,481
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	22,822	23,614
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	7,519	7,887
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	29,351	30,575
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	72,754	76,297
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	32,455	33,896
U.S. Treasury Inflation-Protected Security 0.50% 2024[1]	15,405	16,166
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	63,167	66,404
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	14,946	15,634
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	11,208	11,687
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	54,525	57,650
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	41,431	43,399
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	5,424	5,652
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	12,651	13,473
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	6,879	7,288
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	9,187	9,722
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	855	908
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]	18,993	20,188
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	398	565
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	8,944	10,251
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	4,267	4,780
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	2,681	3,369
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	318	334
U.S. Treasury Inflation-Protected Security 0.125% 2051[1]	5,690	5,841
		520,695
U.S. Treasury 14.13%
U.S. Treasury 2.125% 2023	—[3]	—[3]
U.S. Treasury 0.625% 2024	13,535	12,922
U.S. Treasury 1.25% 2026	195	185
U.S. Treasury 1.625% 2026	10,000	9,628
U.S. Treasury 0.50% 2027	54	49
U.S. Treasury 1.875% 2027	215	209
U.S. Treasury 1.375% 2028	555	519
U.S. Treasury 1.75% 2029	1,315	1,260
U.S. Treasury 0.625% 2030	1,175	1,021
U.S. Treasury 1.25% 2031	4,398	3,999
U.S. Treasury 1.875% 2032	25,935	24,909
U.S. Treasury 1.125% 2040	9,875	7,761
U.S. Treasury 1.125% 2040	7,000	5,528
U.S. Treasury 1.75% 2041	12,690	11,024
U.S. Treasury 2.25% 2041	900	852
U.S. Treasury 2.50% 2046	5,400	5,311
U.S. Treasury 2.50% 2046	3,900	3,833
American Funds Insurance Series — U.S. Government Securities Fund — Page 218 of 251

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2046	$2,700	$2,850
U.S. Treasury 2.25% 2049	1,635	1,559
U.S. Treasury 2.375% 2049	11,925	11,694
U.S. Treasury 2.875% 2049	24,300	26,200
U.S. Treasury 1.25% 2050	27,680	20,745
U.S. Treasury 1.625% 2050[2]	42,000	34,570
U.S. Treasury 1.875% 2051	17,152	15,031
U.S. Treasury 1.875% 2051	3,459	3,038
U.S. Treasury 2.00% 2051[2]	41,196	37,233
U.S. Treasury 2.375% 2051	600	590
U.S. Treasury 2.25% 2052	11,140	10,684
		253,204
Total U.S. Treasury bonds & notes		773,899
Mortgage-backed obligations 27.90% Federal agency mortgage-backed obligations 27.90%
Fannie Mae Pool #695412 5.00% 2033[4]	1	1
Fannie Mae Pool #AD3566 5.00% 2035[4]	7	7
Fannie Mae Pool #MA2746 4.00% 2036[4]	1,604	1,667
Fannie Mae Pool #MA2588 4.00% 2036[4]	799	832
Fannie Mae Pool #256860 6.50% 2037[4]	12	14
Fannie Mae Pool #888698 7.00% 2037[4]	21	24
Fannie Mae Pool #256828 7.00% 2037[4]	3	3
Fannie Mae Pool #970343 6.00% 2038[4]	15	15
Fannie Mae Pool #AC0794 5.00% 2039[4]	20	22
Fannie Mae Pool #931768 5.00% 2039[4]	6	6
Fannie Mae Pool #932606 5.00% 2040[4]	12	12
Fannie Mae Pool #AJ1873 4.00% 2041[4]	27	28
Fannie Mae Pool #AI1862 5.00% 2041[4]	447	483
Fannie Mae Pool #AI3510 5.00% 2041[4]	245	264
Fannie Mae Pool #AJ0704 5.00% 2041[4]	217	234
Fannie Mae Pool #AJ5391 5.00% 2041[4]	146	158
Fannie Mae Pool #AE1248 5.00% 2041[4]	36	39
Fannie Mae Pool #AE1277 5.00% 2041[4]	19	20
Fannie Mae Pool #AE1283 5.00% 2041[4]	10	11
Fannie Mae Pool #MA4570 2.00% 2042[4]	930	869
Fannie Mae Pool #MA4540 2.00% 2042[4]	621	581
Fannie Mae Pool #AE1290 5.00% 2042[4]	22	24
Fannie Mae Pool #AT7161 3.50% 2043[4]	50	51
Fannie Mae Pool #AT3954 3.50% 2043[4]	9	9
Fannie Mae Pool #AT0300 3.50% 2043[4]	7	7
Fannie Mae Pool #BM6240 2.07% 2044[4,5]	584	606
Fannie Mae Pool #AY1829 3.50% 2044[4]	8	8
Fannie Mae Pool #AW8240 3.50% 2044[4]	4	4
Fannie Mae Pool #BE5017 3.50% 2045[4]	65	66
Fannie Mae Pool #BE8740 3.50% 2047[4]	63	64
Fannie Mae Pool #BE8742 3.50% 2047[4]	20	20
Fannie Mae Pool #BH2846 3.50% 2047[4]	8	8
Fannie Mae Pool #BH2848 3.50% 2047[4]	7	7
Fannie Mae Pool #BH2847 3.50% 2047[4]	5	5
Fannie Mae Pool #BJ5015 4.00% 2047[4]	190	197
Fannie Mae Pool #BH3122 4.00% 2047[4]	5	5
Fannie Mae Pool #BM3788 3.50% 2048[4]	3,642	3,693
American Funds Insurance Series — U.S. Government Securities Fund — Page 219 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ4901 3.50% 2048[4]	$46	$47
Fannie Mae Pool #BK6840 4.00% 2048[4]	115	119
Fannie Mae Pool #BK5232 4.00% 2048[4]	85	89
Fannie Mae Pool #BK9743 4.00% 2048[4]	32	33
Fannie Mae Pool #CA1909 4.50% 2048[4]	25	26
Fannie Mae Pool #BK9761 4.50% 2048[4]	21	22
Fannie Mae Pool #CA4151 3.50% 2049[4]	649	660
Fannie Mae Pool #FM1062 3.50% 2049[4]	504	511
Fannie Mae Pool #FM1443 3.50% 2049[4]	370	375
Fannie Mae Pool #BJ8411 3.50% 2049[4]	130	132
Fannie Mae Pool #FM2179 3.00% 2050[4]	4,600	4,529
Fannie Mae Pool #FM7687 3.00% 2051[4]	6,243	6,153
Fannie Mae Pool #FM9976 3.00% 2051[4]	912	903
Fannie Mae Pool #CB2544 3.00% 2052[4]	2,517	2,472
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—[3]	—[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[4,5]	—[3]	—[3]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.098% 2023[4,5]	406	409
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	538	543
Freddie Mac Pool #1H1354 2.34% 2036[4,5]	87	92
Freddie Mac Pool #C03518 5.00% 2040[4]	308	332
Freddie Mac Pool #G06459 5.00% 2041[4]	800	867
Freddie Mac Pool #RB5148 2.00% 2042[4]	168	158
Freddie Mac Pool #841039 2.175% 2043[4,5]	536	558
Freddie Mac Pool #Q19133 3.50% 2043[4]	35	36
Freddie Mac Pool #Q17696 3.50% 2043[4]	33	33
Freddie Mac Pool #Q23190 4.00% 2043[4]	174	182
Freddie Mac Pool #Q15874 4.00% 2043[4]	6	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	219	223
Freddie Mac Pool #760014 2.855% 2045[4,5]	326	329
Freddie Mac Pool #Q52069 3.50% 2047[4]	92	94
Freddie Mac Pool #Q47615 3.50% 2047[4]	55	56
Freddie Mac Pool #Q54701 3.50% 2048[4]	61	62
Freddie Mac Pool #Q54709 3.50% 2048[4]	58	59
Freddie Mac Pool #Q54700 3.50% 2048[4]	47	48
Freddie Mac Pool #Q54782 3.50% 2048[4]	43	43
Freddie Mac Pool #Q54781 3.50% 2048[4]	42	42
Freddie Mac Pool #Q56590 3.50% 2048[4]	32	33
Freddie Mac Pool #Q54699 3.50% 2048[4]	26	26
Freddie Mac Pool #Q54831 3.50% 2048[4]	19	19
Freddie Mac Pool #Q56589 3.50% 2048[4]	18	18
Freddie Mac Pool #Q54698 3.50% 2048[4]	17	17
Freddie Mac Pool #G67711 4.00% 2048[4]	1,625	1,687
Freddie Mac Pool #Q56599 4.00% 2048[4]	135	140
Freddie Mac Pool #Q55971 4.00% 2048[4]	95	99
Freddie Mac Pool #Q56175 4.00% 2048[4]	85	88
Freddie Mac Pool #Q58411 4.50% 2048[4]	256	269
Freddie Mac Pool #Q58436 4.50% 2048[4]	124	131
Freddie Mac Pool #Q58378 4.50% 2048[4]	88	92
Freddie Mac Pool #ZT0522 4.50% 2048[4]	26	27
Freddie Mac Pool #RA1463 3.50% 2049[4]	454	462
Freddie Mac Pool #RA1580 3.50% 2049[4]	226	230
Freddie Mac Pool #QA0284 3.50% 2049[4]	227	230
Freddie Mac Pool #QA2748 3.50% 2049[4]	63	64
Freddie Mac Pool #SD0726 2.50% 2051[4]	15,493	14,877
American Funds Insurance Series — U.S. Government Securities Fund — Page 220 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7550 3.00% 2052[4]	$3,671	$3,634
Freddie Mac Pool #SD7553 3.00% 2052[4]	950	937
Freddie Mac Pool #SD0873 3.50% 2052[4]	15,467	15,727
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.591% 2023[4,5]	3	3
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	56	56
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	308	309
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	193	195
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,600
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,380
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	5,214	5,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	5,068	5,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	4,726	4,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	878	858
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	353	352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	989	972
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	1,763	1,758
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	4,785	4,808
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	994	999
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	597	600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	303	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	2,472	2,483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	833	837
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	797	801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	684	688
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	437	439
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	2,891	2,872
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	21,897	22,244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	4,947	5,040
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	6,402	6,348
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	1,617	1,547
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	435	397
Government National Mortgage Assn. 2.50% 2052[4,6]	4,866	4,700
Government National Mortgage Assn. 3.00% 2052[4,6]	29,140	28,731
Government National Mortgage Assn. 3.00% 2052[4,6]	16,570	16,378
Government National Mortgage Assn. 3.50% 2052[4,6]	36,436	36,538
Government National Mortgage Assn. 3.50% 2052[4,6]	8,810	8,809
Government National Mortgage Assn. 3.50% 2052[4,6]	2,850	2,866
Government National Mortgage Assn. 4.00% 2052[4,6]	38,265	38,889
Government National Mortgage Assn. 4.00% 2052[4,6]	6,964	7,103
Government National Mortgage Assn. 4.50% 2052[4,6]	4,694	4,834
Government National Mortgage Assn. 4.50% 2052[4,6]	3,000	3,102
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	62	66
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	24	27
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	104	117
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	186	209
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	213	234
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	100	110
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,112	3,472
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	611	645
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,078	1,168
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	21	21
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	1,115	1,083
Uniform Mortgage-Backed Security 2.50% 2037[4,6]	2,245	2,219
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	1,179	1,091
American Funds Insurance Series — U.S. Government Securities Fund — Page 221 of 251

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	$154	$142
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	14,990	14,273
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	51,987	50,747
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	16,981	16,552
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	39,250	39,105
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	5,062	5,056
Uniform Mortgage-Backed Security 4.00% 2052[4,6]	39,820	40,509
Uniform Mortgage-Backed Security 4.00% 2052[4,6]	1,425	1,455
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	23,850	24,630
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	2,210	2,291
Total mortgage-backed obligations		500,031
Federal agency bonds & notes 14.37%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	372	372
Fannie Mae 2.875% 2023[2]	36,000	36,379
Fannie Mae 0.625% 2025	10,000	9,439
Fannie Mae 0.75% 2027	2,900	2,640
Fannie Mae 0.875% 2030	8,600	7,512
Fannie Mae 7.125% 2030	2,000	2,641
Federal Farm Credit Banks 0.375% 2022	1,500	1,500
Federal Home Loan Bank 0.50% 2023	35,000	34,195
Federal Home Loan Bank 3.375% 2023	16,715	17,023
Federal Home Loan Bank 3.25% 2028	6,500	6,800
Federal Home Loan Bank 5.50% 2036	300	392
Private Export Funding Corp. 3.55% 2024	3,190	3,261
Private Export Funding Corp. 1.40% 2028	3,000	2,770
Tennessee Valley Authority 1.875% 2022	14,017	14,069
Tennessee Valley Authority 0.75% 2025	3,700	3,503
Tennessee Valley Authority 2.875% 2027	5,000	5,067
Tennessee Valley Authority 4.65% 2035	1,780	2,089
Tennessee Valley Authority 5.88% 2036	875	1,141
Tennessee Valley Authority, Series A, 4.625% 2060	250	327
TVA Southaven 3.846% 2033	945	971
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,309
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	41,713
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	14,950
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,110	2,318
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,033
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,515
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,268
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,652
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,639
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	11,527
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	3,872
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,662
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,556
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,558
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,459
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,134
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	675
American Funds Insurance Series — U.S. Government Securities Fund — Page 222 of 251

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		$792	$829
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		647	697
			257,457
Total bonds, notes & other debt instruments (cost: $1,560,796,000)			1,531,387
Short-term securities 33.27% Commercial paper 23.37%	Weighted average yield at acquisition
Amazon.com, Inc. 4/12/2022[7]	0.320%	15,915	15,913
Amazon.com, Inc. 6/15/2022[7]	0.600	20,000	19,971
Amazon.com, Inc. 7/12/2022[7]	0.800	15,000	14,965
Apple, Inc. 4/20/2022[7]	0.320	15,000	14,997
Apple, Inc. 4/26/2022[7]	0.330	6,600	6,598
Apple, Inc. 5/17/2022[7]	0.400	20,000	19,989
Army and Air Force Exchange Service 5/12/2022[7]	0.450	38,000	37,980
CAFCO, LLC 5/4/2022[7]	0.200	10,000	9,994
Canadian Imperial Bank of Commerce 4/1/2022[7]	0.300	17,450	17,450
Chariot Funding, LLC 4/22/2022[7]	0.550	45,000	44,987
CHARTA, LLC 4/13/2022[7]	0.330	7,300	7,299
Coca-Cola Co. 4/5/2022[7]	0.100	25,000	24,999
Eli Lilly and Co. 5/5/2022[7]	0.350	30,000	29,988
Eli Lilly and Co. 5/25/2022[7]	0.400	15,000	14,987
Paccar Financial Corp. 4/19/2022	0.390	6,700	6,699
Paccar Financial Corp. 4/29/2022	0.350	28,000	27,991
PepsiCo, Inc. 6/2/2022[7]	0.470	30,000	29,967
PepsiCo, Inc. 7/25/2022[7]	0.720	20,000	19,940
Procter & Gamble Co. 4/13/2022[7]	0.180	2,100	2,100
Procter & Gamble Co. 5/5/2022[7]	0.220	22,000	21,992
Wal-Mart Stores, Inc. 4/11/2022[7]	0.300	5,000	4,999
Wal-Mart Stores, Inc. 5/2/2022[7]	0.339	25,000	24,992
			418,797
Federal agency bills & notes 9.90%
Fannie Mae 5/4/2022	0.200	3,900	3,899
Federal Farm Credit Banks 4/1/2022	0.060	25,000	25,000
Federal Farm Credit Banks 4/6/2022	0.050	5,000	5,000
Federal Farm Credit Banks 4/8/2022	0.060	20,000	20,000
Federal Farm Credit Banks 5/11/2022	0.200	10,000	9,997
Federal Farm Credit Banks 6/7/2022	0.310	34,600	34,575
Federal Home Loan Bank 4/12/2022	0.130	12,600	12,599
Federal Home Loan Bank 5/27/2022	0.335	60,000	59,970
Tennessee Valley Authority 9/15/2031	0.002	7,000	6,268
			177,308
Total short-term securities (cost: $596,887,000)			596,105
Total investment securities 118.73% (cost: $2,157,683,000)			2,127,492
Other assets less liabilities (18.73)%			(335,566)
Net assets 100.00%			$1,791,926
American Funds Insurance Series — U.S. Government Securities Fund — Page 223 of 251

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
30 Day Federal Funds Futures	Long	1,358	May 2022	$563,941	$212
30 Day Federal Funds Futures	Long	891	June 2022	368,588	(283)
30 Day Federal Funds Futures	Long	61	August 2022	25,105	(103)
30 Day Federal Funds Futures	Long	1	September 2022	410	(1)
90 Day Euro Dollar Futures	Long	471	December 2022	114,618	(2,022)
90 Day Euro Dollar Futures	Short	21	June 2023	(5,086)	128
90 Day Euro Dollar Futures	Long	2,043	September 2023	494,815	(11,500)
90 Day Euro Dollar Futures	Short	1,261	December 2023	(305,698)	6,449
90 Day Euro Dollar Futures	Short	1,443	December 2024	(350,992)	4,175
3 Month SOFR Futures	Long	1	March 2023	244	(3)
3 Month SOFR Futures	Long	607	June 2023	147,615	173
2 Year U.S. Treasury Note Futures	Short	1,091	June 2022	(231,207)	2,679
5 Year U.S. Treasury Note Futures	Long	2,295	June 2022	263,208	(3,647)
10 Year U.S. Treasury Note Futures	Long	1,070	June 2022	131,476	(2,417)
10 Year Ultra U.S. Treasury Note Futures	Long	726	June 2022	98,350	(2,975)
20 Year U.S. Treasury Bond Futures	Long	304	June 2022	45,619	(1,357)
30 Year Ultra U.S. Treasury Bond Futures	Long	88	June 2022	15,587	38
					$(10,454)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.775%	Annual	U.S. EFFR	Annual	6/15/2022	$866,444	$(30)	$—	$(30)
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	441,400	(31)	—	(31)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	181,639	983	—	983
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	760	—	760
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(766)	—	(766)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(4,512)	—	(4,512)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	2,601	—	2,601
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,395	—	1,395
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,394	—	1,394
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	1,580	—	1,580
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	1,247	—	1,247
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	252	—	252
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	250	—	250
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	210	—	210
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	198	—	198
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	5,712	—	5,712
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(3,455)	—	(3,455)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	1,772	—	1,772
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	(393)	—	(393)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	(476)	—	(476)
American Funds Insurance Series — U.S. Government Securities Fund — Page 224 of 251

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	$15,800	$(3,646)	$—	$(3,646)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	52,500	16,302	—	16,302
						$21,347	$—	$21,347
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,229,000, which represented 1.07% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $384,107,000, which represented 21.44% of the net assets of the fund.
Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government Securities Fund — Page 225 of 251

Managed Risk Growth Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 84.31%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,984,626	$463,451
Total growth funds (cost: $397,021,000)		463,451
Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,193,684	55,209
Total fixed income funds (cost: $58,614,000)		55,209
Short-term securities 3.24%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	17,806,677	17,807
Total short-term securities (cost: $17,807,000)		17,807
Options purchased 0.16%
Options purchased*		899
Total options purchased (cost: $3,626,000)		899
Total investment securities 97.75% (cost: $477,068,000)		537,366
Other assets less liabilities 2.25%		12,344
Net assets 100.00%		$549,710
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	30	$13,591	$2,925.00	6/17/2022	$17
S&P 500 Index	116	52,553	2,950.00	6/17/2022	74
S&P 500 Index	10	4,530	3,000.00	6/17/2022	7
S&P 500 Index	15	6,796	3,050.00	6/17/2022	11
S&P 500 Index	20	9,061	3,075.00	6/17/2022	14
S&P 500 Index	986	446,698	3,100.00	6/17/2022	776
					$899
American Funds Insurance Series — Managed Risk Growth Fund — Page 226 of 251

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	927	June 2022	$106,315	$42
Japanese Yen Currency Contracts	Short	8	June 2022	(824)	42
Nikkei 225 Index Contracts	Short	4	June 2022	(905)	(87)
FTSE 100 Index Contracts	Short	10	June 2022	(978)	(56)
British Pound Currency Contracts	Short	12	June 2022	(985)	1
Mini MSCI Emerging Market Index Contracts	Short	73	June 2022	(4,108)	(215)
Russell 2000 Mini Index Contracts	Short	56	June 2022	(5,786)	(166)
Euro Stoxx 50 Index Contracts	Short	151	June 2022	(6,345)	(313)
Euro Currency Contracts	Short	49	June 2022	(6,798)	(52)
S&P Mid 400 E-mini Index Contracts	Short	48	June 2022	(12,908)	(508)
S&P 500 E-mini Index Contracts	Short	706	June 2022	(159,935)	(9,712)
					$(11,024)
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.31%
American Funds Insurance Series – Growth Fund, Class 1	$504,914	$77,259	$76,108	$31,067	$(73,681)	$463,451	$—	$—
Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	59,236	16,193	17,408	(1,667)	(1,145)	55,209	—	—
Total 94.35%				$29,400	$(74,826)	$518,660	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Managed Risk Growth Fund — Page 227 of 251

Managed Risk International Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 83.97%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,075,829	$124,676
Total growth funds (cost: $113,982,000)		124,676
Fixed income funds 9.94%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,388,258	14,757
Total fixed income funds (cost: $15,885,000)		14,757
Short-term securities 3.19%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	4,745,593	4,746
Total short-term securities (cost: $4,746,000)		4,746
Options purchased 0.24%
Options purchased*		356
Total options purchased (cost: $1,054,000)		356
Total investment securities 97.34% (cost: $135,667,000)		144,535
Other assets less liabilities 2.66%		3,945
Net assets 100.00%		$148,480
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
MSCI EAFE Index	630	$137,443	$1,550.00	6/17/2022	$356
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	152	June 2022	$17,432	$(142)
S&P 500 E-mini Index Contracts	Short	58	June 2022	(13,139)	(809)
Mini MSCI Emerging Market Index Contracts	Short	386	June 2022	(21,722)	(1,139)
MSCI EAFE Index Contracts	Short	264	June 2022	(28,306)	(1,358)
					$(3,448)
American Funds Insurance Series — Managed Risk International Fund — Page 228 of 251

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 83.97%
American Funds Insurance Series – International Fund, Class 1	$136,987	$19,796	$19,351	$1,715	$(14,471)	$124,676	$—	$—
Fixed income funds 9.94%
American Funds Insurance Series – The Bond Fund of America, Class 1	16,071	3,074	3,588	(338)	(462)	14,757	—	—
Total 93.91%				$1,377	$(14,933)	$139,433	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Managed Risk International Fund — Page 229 of 251

Managed Risk Washington
Mutual Investors Fund
Investment portfolio
March 31, 2022
unaudited
Growth-and-income funds 84.22%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,473,226	$292,070
Total growth-and-income funds (cost: $213,279,000)		292,070
Fixed income funds 10.06%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,098,765	34,892
Total fixed income funds (cost: $38,329,000)		34,892
Short-term securities 3.59%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	12,447,784	12,448
Total short-term securities (cost: $12,448,000)		12,448
Options purchased 0.18%
Options purchased*		609
Total options purchased (cost: $2,448,000)		609
Total investment securities 98.05% (cost: $266,504,000)		340,019
Other assets less liabilities 1.95%		6,767
Net assets 100.00%		$346,786
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	10	$4,531	$2,800.00	6/17/2022	$5
S&P 500 Index	52	23,558	2,950.00	6/17/2022	33
S&P 500 Index	15	6,796	3,000.00	6/17/2022	11
S&P 500 Index	30	13,591	3,050.00	6/17/2022	22
S&P 500 Index	55	24,917	3,075.00	6/17/2022	39
S&P 500 Index	634	287,228	3,100.00	6/17/2022	499
					$609
American Funds Insurance Series — Managed Risk Washington Mutual Investors Fund — Page 230 of 251

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,008	June 2022	$115,605	$(564)
S&P Mid 400 E-mini Index Contracts	Short	6	June 2022	(1,613)	(64)
Euro Stoxx 50 Index Contracts	Short	39	June 2022	(1,639)	(93)
Euro Currency Contracts	Short	13	June 2022	(1,804)	(15)
FTSE 100 Index Contracts	Short	21	June 2022	(2,054)	(117)
British Pound Currency Contracts	Short	27	June 2022	(2,216)	2
S&P 500 E-mini Index Contracts	Short	335	June 2022	(75,890)	(4,670)
					$(5,521)
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.22%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$315,947	$28,352	$46,349	$19,369	$(25,249)	$292,070	$—	$—
Fixed income funds 10.06%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	37,066	5,296	6,218	(926)	(326)	34,892	—	—
Total 94.28%				$18,443	$(25,575)	$326,962	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Managed Risk Washington Mutual Investors Fund — Page 231 of 251

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2022
unaudited
Growth-and-income funds 79.34%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	30,674,218	$1,954,255
Total growth-and-income funds (cost: $1,493,182,000)		1,954,255
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,758,405	369,482
Total fixed income funds (cost: $400,438,000)		369,482
Short-term securities 3.90%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	96,102,449	96,102
Total short-term securities (cost: $96,102,000)		96,102
Options purchased 0.31%
Options purchased*		7,702
Total options purchased (cost: $19,824,000)		7,702
Total investment securities 98.55% (cost: $2,009,546,000)		2,427,541
Other assets less liabilities 1.45%		35,658
Net assets 100.00%		$2,463,199
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	100	$45,304	$2,725.00	6/17/2022	$43
S&P 500 Index	135	61,161	2,750.00	6/17/2022	65
S&P 500 Index	240	108,730	2,800.00	6/17/2022	124
S&P 500 Index	510	231,051	2,900.00	6/17/2022	304
S&P 500 Index	60	27,182	2,925.00	6/17/2022	35
S&P 500 Index	11	4,983	2,950.00	6/17/2022	7
S&P 500 Index	41	18,575	3,000.00	6/17/2022	28
S&P 500 Index	60	27,182	3,050.00	6/17/2022	44
S&P 500 Index	310	140,443	3,075.00	6/17/2022	220
S&P 500 Index	3,167	1,434,781	3,100.00	6/17/2022	2,492
S&P 500 Index	20	9,061	2,950.00	9/16/2022	45
S&P 500 Index	640	289,946	2,975.00	9/16/2022	1,494
S&P 500 Index	170	77,017	3,000.00	9/16/2022	425
S&P 500 Index	14	6,343	3,025.00	9/16/2022	36
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 232 of 251

unaudited
*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	200	$90,608	$2,850.00	12/16/2022	$704
S&P 500 Index	450	203,868	2,875.00	12/16/2022	1,636
					$7,702
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	5,383	June 2022	$617,363	$(785)
Russell 2000 Mini Index Contracts	Short	41	June 2022	(4,236)	(122)
FTSE 100 Index Contracts	Short	92	June 2022	(9,001)	(513)
British Pound Currency Contracts	Short	118	June 2022	(9,684)	9
Mini MSCI Emerging Market Index Contracts	Short	186	June 2022	(10,467)	(556)
Euro Stoxx 50 Index Contracts	Short	345	June 2022	(14,496)	(779)
Euro Currency Contracts	Short	114	June 2022	(15,816)	(100)
S&P Mid 400 E-mini Index Contracts	Short	119	June 2022	(32,002)	(1,259)
S&P 500 E-mini Index Contracts	Short	1,518	June 2022	(343,884)	(20,502)
					$(24,607)
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.34%
American Funds Insurance Series – Growth-Income Fund, Class 1	$2,125,192	$209,440	$269,354	$72,592	$(183,615)	$1,954,255	$—	$—
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,789	49,751	59,321	(3,189)	(16,548)	369,482	—	—
Total 94.34%				$69,403	$(200,163)	$2,323,737	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 233 of 251

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2022
unaudited
Asset allocation funds 94.57%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	87,708,682	$2,425,145
Total asset allocation funds (cost: $2,027,583,000)		2,425,145
Short-term securities 4.18%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	107,313,649	107,314
Total short-term securities (cost: $107,314,000)		107,314
Options purchased 0.09%
Options purchased*		2,178
Total options purchased (cost: $5,421,000)		2,178
Total investment securities 98.84% (cost: $2,140,318,000)		2,534,637
Other assets less liabilities 1.16%		29,684
Net assets 100.00%		$2,564,321
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	7	$3,171	$2,800.00	6/17/2022	$3
S&P 500 Index	30	13,591	2,825.00	6/17/2022	15
S&P 500 Index	530	240,112	2,950.00	6/17/2022	1,198
S&P 500 Index	44	19,934	2,975.00	6/17/2022	103
S&P 500 Index	20	9,061	3,075.00	6/17/2022	14
S&P 500 Index	970	439,450	3,100.00	6/17/2022	763
S&P 500 Index	10	4,530	3,000.00	9/16/2022	25
S&P 500 Index	22	9,967	3,025.00	9/16/2022	57
					$2,178
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 234 of 251

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	4,774	June 2022	$547,518	$(1,039)
FTSE 100 Index Contracts	Short	37	June 2022	(3,620)	(196)
British Pound Currency Contracts	Short	47	June 2022	(3,857)	5
Russell 2000 Mini Index Contracts	Short	102	June 2022	(10,539)	(303)
Mini MSCI Emerging Market Index Contracts	Short	220	June 2022	(12,380)	(658)
Euro Stoxx 50 Index Contracts	Short	344	June 2022	(14,454)	(831)
Euro Currency Contracts	Short	114	June 2022	(15,816)	(102)
S&P Mid 400 E-mini Index Contracts	Short	125	June 2022	(33,615)	(1,323)
S&P 500 E-mini Index Contracts	Short	1,226	June 2022	(277,735)	(16,906)
					$(21,353)
Investments in affiliates2

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.57%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,678,055	$155,547	$278,892	$48,925	$(178,490)	$2,425,145	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 235 of 251

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 236 of 251

unaudited
The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$22,685	$4,161	Not applicable	Not applicable
Capital Income Builder	Not applicable	51,790	107	$26,533	$3,317
Asset Allocation Fund	Not applicable	2,175,419	Not applicable	Not applicable	93,828
Global Balanced Fund	Not applicable	27,969	24,405	21,218	2,551
The Bond Fund of America	Not applicable	3,751,228	135,615	351,792	103,599
Capital World Bond Fund	Not applicable	526,152	564,483	310,497	50,793
American High-Income Trust	Not applicable	57,188	Not applicable	Not applicable	23,776
American Funds Mortgage Fund	Not applicable	25,783	Not applicable	36,300	Not applicable
U.S. Government Securities Fund	Not applicable	2,266,075	Not applicable	1,434,033	Not applicable
Managed Risk Growth Fund	$ 577,445	86,243	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	140,701	13,536	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	400,001	26,587	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,928,539	170,817	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	729,914	213,445	Not applicable	Not applicable	Not applicable
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Funds Insurance Series — Page 237 of 251

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2022 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,410,048	$1,107,996	$—	$2,518,044
Consumer discretionary	869,269	446,683	—	1,315,952
Health care	981,810	253,706	—	1,235,516
Financials	295,519	437,316	—*	732,835
Communication services	545,507	14,813	—	560,320
Consumer staples	252,017	291,881	—	543,898
Industrials	41,248	281,047	—	322,295
Materials	132,752	35,742	—	168,494
Energy	72,323	89,297	—*	161,620
Real estate	—	34,237	—	34,237
Preferred securities	—	191,291	—	191,291
Short-term securities	494,201	—	—	494,201
Total	$5,094,694	$3,184,009	$—*	$8,278,703
*	Amount less than one thousand.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$515,293	$337,474	$1,493	$854,260
Industrials	151,394	446,220	—	597,614
Consumer discretionary	391,985	196,325	—	588,310
Health care	362,239	173,906	—	536,145
Financials	163,673	179,915	—	343,588
Consumer staples	58,530	56,954	—	115,484
Materials	22,533	64,225	—	86,758
Communication services	33,438	33,357	—	66,795
Real estate	26,197	38,426	—	64,623
Utilities	4,659	39,740	—	44,399
Energy	7,830	6,544	15,641	30,015
Preferred securities	12,595	—	23,836	36,431
Rights & warrants	—	10,317	—	10,317
Short-term securities	402,183	—	—	402,183
Total	$2,152,549	$1,583,403	$40,970	$3,776,922
American Funds Insurance Series — Page 238 of 251

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
March 31, 2022 (dollars in thousands):
	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized depreciation	Transfers out of Level 3*	Ending value at 3/31/2022
Investment securities	$44,963	$—	$—	$—	$—	$(3,993)	$—	$40,970
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2022								$(3,993)
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$ 17,134	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	Price/Cash flow multiple	8.3x	8.3x	Increase
			DLOM	16%	16%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	23,836	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Sales multiple	15.2x - 15.4x	15.3x	Increase
			Net adjustment based on market movement of comparables (decrease)	34%	34%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Total	$ 40,970
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
Btu = British thermal unit
DLOM = Discount for lack of marketability
EV = Enterprise value
MMTPA = Million metric tonnes per annum
American Funds Insurance Series — Page 239 of 251

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,189,036	$952,867	$6,798	$9,148,701
Consumer discretionary	7,876,537	494,359	—	8,370,896
Communication services	6,713,111	28,541	—	6,741,652
Health care	4,826,904	41,712	44,928	4,913,544
Industrials	2,886,742	279,442	—	3,166,184
Financials	2,430,824	—	—	2,430,824
Energy	1,538,811	—	—	1,538,811
Consumer staples	1,150,875	115,807	—	1,266,682
Materials	1,190,347	—	—	1,190,347
Utilities	144,620	—	—	144,620
Real estate	64,175	—	—	64,175
Preferred securities	—	27,465	38,966	66,431
Convertible bonds & notes	—	—	35,295	35,295
Short-term securities	1,253,295	—	—	1,253,295
Total	$38,265,277	$1,940,193	$125,987	$40,331,457
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$128,358	$1,088,130	$—	$1,216,488
Industrials	149,293	917,461	—	1,066,754
Information technology	249,391	735,899	7,357	992,647
Materials	566,774	237,854	—	804,628
Consumer discretionary	238,476	485,169	—	723,645
Health care	79,953	613,104	—	693,057
Energy	189,872	495,523	—	685,395
Communication services	56,147	249,990	—*	306,137
Consumer staples	—	304,752	—	304,752
Utilities	—	138,378	—	138,378
Real estate	—	37,449	—	37,449
Preferred securities	29,855	26,950	673	57,478
Rights & warrants	—	18,875	—	18,875
Short-term securities	1,070,066	—	—	1,070,066
Total	$2,758,185	$5,349,534	$8,030	$8,115,749
*	Amount less than one thousand.
American Funds Insurance Series — Page 240 of 251

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$411,418	$274,785	$588	$686,791
Financials	88,774	399,689	—*	488,463
Health care	193,983	221,700	—	415,683
Consumer discretionary	140,773	248,067	—*	388,840
Materials	232,416	125,500	—*	357,916
Industrials	99,963	217,466	—	317,429
Communication services	145,024	66,605	—*	211,629
Consumer staples	51,057	154,294	—*	205,351
Energy	41,143	109,666	—*	150,809
Real estate	18,316	36,348	—	54,664
Utilities	11,849	36,428	—	48,277
Preferred securities	24,492	6,459	13,857	44,808
Rights & warrants	84	675	—	759
Bonds, notes & other debt instruments	—	108,336	—	108,336
Short-term securities	309,855	—	—	309,855
Total	$1,769,147	$2,006,018	$14,445	$3,789,610

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$631	$—	$—	$631
Unrealized appreciation on open forward currency contracts	—	60	—	60
Liabilities:
Unrealized depreciation on futures contracts	(309)	—	—	(309)
Unrealized depreciation on open forward currency contracts	—	(16)	—	(16)
Total	$322	$44	$—	$366
*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

At March 31, 2022, all of the fund’s investment securities were classified as Level 1.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 241 of 251

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Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$223,310	$169,273	$—	$392,583
Financials	158,689	147,046	—*	305,735
Health care	170,619	59,943	—	230,562
Industrials	107,473	97,727	—	205,200
Consumer discretionary	103,738	86,977	—	190,715
Consumer staples	71,705	80,774	—	152,479
Materials	78,855	59,071	—	137,926
Communication services	99,906	22,828	—*	122,734
Energy	76,071	26,698	—*	102,769
Utilities	16,218	33,838	—	50,056
Real estate	22,126	12,287	—	34,413
Preferred securities	380	10,164	—	10,544
Convertible stocks	3,074	—	—	3,074
Convertible bonds & notes	—	2,383	—	2,383
Bonds, notes & other debt instruments	—	6,004	—	6,004
Short-term securities	80,500	—	—	80,500
Total	$1,212,664	$815,013	$—*	$2,027,677
*	Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,380,180	$476,549	$—	$8,856,729
Communication services	4,450,406	84,071	—	4,534,477
Industrials	4,257,449	270,501	—	4,527,950
Health care	3,926,257	599,192	—	4,525,449
Financials	3,858,108	—	—	3,858,108
Consumer discretionary	3,644,691	75,359	—	3,720,050
Energy	1,917,033	—	—	1,917,033
Consumer staples	1,125,700	497,770	—	1,623,470
Materials	1,258,445	—	—	1,258,445
Utilities	989,966	123,337	—	1,113,303
Real estate	837,506	—	—	837,506
Convertible stocks	491,694	—	—	491,694
Bonds, notes & other debt instruments	—	6,549	—	6,549
Short-term securities	1,979,339	—	—	1,979,339
Total	$37,116,774	$2,133,328	$—	$39,250,102
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 242 of 251

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,123	$45,578	$—*	$54,701
Information technology	4,294	41,140	—	45,434
Industrials	4,289	32,509	—	36,798
Consumer discretionary	3,856	31,121	—	34,977
Consumer staples	5,399	29,085	—*	34,484
Health care	2,233	24,285	—	26,518
Materials	10,706	6,657	—*	17,363
Communication services	1,639	13,025	—*	14,664
Energy	7,060	7,096	—*	14,156
Utilities	2,361	6,061	—	8,422
Real estate	—	6,884	—	6,884
Preferred securities	870	3,712	—	4,582
Short-term securities	39,207	—	—	39,207
Total	$91,037	$247,153	$—*	$338,190
*	Amount less than one thousand.
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$103,298	$62,667	$—*	$165,965
Information technology	94,710	25,157	—	119,867
Consumer staples	61,625	46,199	—	107,824
Health care	67,324	28,824	—	96,148
Utilities	45,068	34,618	—	79,686
Real estate	63,709	14,747	—	78,456
Industrials	37,583	24,018	—	61,601
Energy	52,637	7,532	—*	60,169
Communication services	24,126	18,636	—	42,762
Materials	21,964	16,516	—	38,480
Consumer discretionary	13,749	12,118	—	25,867
Preferred securities	—	1,081	—	1,081
Rights & warrants	6	—	—	6
Convertible stocks	10,779	—	—	10,779
Investment funds	29,854	—	—	29,854
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	115,511	—	115,511
Mortgage-backed obligations	—	45,580	93	45,673
Corporate bonds, notes & loans	—	22,832	—	22,832
Asset-backed obligations	—	6,170	—	6,170
Bonds & notes of governments & government agencies outside the U.S.	—	817	—	817
Municipals	—	253	—	253
Short-term securities	75,064	—	—	75,064
Total	$701,496	$483,276	$93	$1,184,865

See next page for footnote.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 243 of 251

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4	$—	$—	$4
Unrealized appreciation on open forward currency contracts	—	5	—	5
Unrealized appreciation on centrally cleared interest rate swaps	—	1,527	—	1,527
Liabilities:
Unrealized depreciation on futures contracts	(1,212)	—	—	(1,212)
Unrealized depreciation on credit default swaps	—	(84)	—	(84)
Total	$(1,208)	$1,448	$—	$240
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,129,901	$—	$—	$4,129,901
Financials	3,003,127	140,451	1,305	3,144,883
Health care	2,634,978	—	19,887	2,654,865
Consumer discretionary	2,133,116	167,316	—	2,300,432
Consumer staples	1,293,523	439,939	—	1,733,462
Communication services	1,644,381	—	—	1,644,381
Materials	1,401,069	93,208	—	1,494,277
Industrials	1,364,626	56,848	—	1,421,474
Energy	765,459	—	—	765,459
Real estate	558,880	—	—	558,880
Utilities	47,980	136,232	—	184,212
Preferred securities	—	—	317	317
Rights & warrants	—	—	—*	—*
Convertible stocks	—	—	50,000	50,000
Investment funds	1,503,052	—	—	1,503,052
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,304,262	—	2,304,262
Corporate bonds, notes & loans	—	1,792,532	9,877	1,802,409
Mortgage-backed obligations	—	1,416,952	—	1,416,952
Asset-backed obligations	—	383,128	5,778	388,906
Municipals	—	39,990	—	39,990
Federal agency bonds & notes	—	33,604	—	33,604
Bonds & notes of governments & government agencies outside the U.S.	—	33,336	—	33,336
Short-term securities	1,950,433	—	—	1,950,433
Total	$22,430,525	$7,037,798	$87,164	$29,555,487

See next page for footnote.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 244 of 251

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$19,580	$—	$—	$19,580
Liabilities:
Unrealized depreciation on futures contracts	(4,297)	—	—	(4,297)
Unrealized depreciation on credit default swaps	—	(185)	—	(185)
Total	$15,283	$(185)	$—	$15,098
*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$25,308	$27,691	$—	$52,999
Health care	28,949	12,181	—	41,130
Consumer staples	17,677	17,830	—	35,507
Financials	24,525	7,081	—	31,606
Industrials	9,669	15,056	—	24,725
Consumer discretionary	16,037	6,157	—	22,194
Energy	15,365	—	—	15,365
Real estate	9,260	1,462	—	10,722
Materials	1,842	8,327	—	10,169
Communication services	5,930	1,716	—	7,646
Utilities	1,119	3,756	—	4,875
Convertible stocks	1,415	—	—	1,415
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	49,160	—	49,160
Bonds & notes of governments & government agencies outside the U.S.	—	47,927	—	47,927
Corporate bonds, notes & loans	—	18,935	—	18,935
Mortgage-backed obligations	—	5,545	—	5,545
Municipals	—	164	—	164
Short-term securities	30,489	13,995	—	44,484
Total	$187,585	$236,983	$—	$424,568
See next page for footnote.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 245 of 251

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$152	$—	$—	$152
Unrealized appreciation on open forward currency contracts	—	126	—	126
Unrealized appreciation on centrally cleared interest rate swaps	—	213	—	213
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(319)	—	(319)
Unrealized depreciation on centrally cleared interest rate swaps	—	(526)	—	(526)
Unrealized depreciation on credit default swaps	—	(3)	—	(3)
Total	$107	$(509)	$—	$(402)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,544,821	$—	$4,544,821
Corporate bonds, notes & loans	—	4,004,492	—	4,004,492
Mortgage-backed obligations	—	2,041,137	1,568	2,042,705
Asset-backed obligations	—	481,090	8,369	489,459
Municipals	—	199,088	—	199,088
Bonds & notes of governments & government agencies outside the U.S.	—	152,076	—	152,076
Federal agency bonds & notes	—	11,734	—	11,734
Short-term securities	1,677,817	—	—	1,677,817
Total	$1,677,817	$11,434,438	$9,937	$13,122,192

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,007	$—	$—	$5,007
Unrealized appreciation on open forward currency contracts	—	263	—	263
Unrealized appreciation on centrally cleared interest rate swaps	—	11,635	—	11,635
Unrealized appreciation on credit default swaps	—	16	—	16
Liabilities:
Unrealized depreciation on futures contracts	(29,169)	—	—	(29,169)
Unrealized depreciation on open forward currency contracts	—	(1,110)	—	(1,110)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,184)	—	(2,184)
Unrealized depreciation on credit default swaps	—	(829)	—	(829)
Total	$(24,162)	$7,791	$—	$(16,371)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$347,107	$—	$347,107
Japanese yen	—	172,177	—	172,177
British pounds	—	55,793	—	55,793
Chinese yuan renminbi	—	44,928	—	44,928
Danish kroner	—	42,867	—	42,867
Canadian dollars	—	40,845	—	40,845
Mexican pesos	—	37,483	—	37,483
Australian dollars	—	28,370	—	28,370
Malaysian ringgits	—	24,038	—	24,038
Colombian pesos	—	16,852	—	16,852
Indonesian rupiah	—	14,913	—	14,913
Brazilian reais	—	13,228	—	13,228
Chilean pesos	—	11,528	—	11,528
Polish zloty	—	9,381	—	9,381
South Korean won	—	8,257	—	8,257
South African rand	—	3,659	—	3,659
Indian rupees	—	3,637	—	3,637
Russian rubles	—	1,817	—	1,817
Peruvian nuevos soles	—	1,568	—	1,568
Egyptian pounds	—	1,382	—	1,382
Hungarian forints	—	1,237	—	1,237
Romanian leu	—	1,091	—	1,091
Ukrainian hryvnia	—	1,041	—	1,041
Norwegian kroner	—	723	—	723
U.S. dollars	—	778,687	644	779,331
Preferred securities	—	—	33	33
Common stocks	350	—	—	350
Rights & warrants	—	—	—*	—*
Short-term securities	161,332	—	—	161,332
Total	$161,682	$1,662,609	$677	$1,824,968

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,232	$—	$—	$3,232
Unrealized appreciation on open forward currency contracts	—	11,284	—	11,284
Unrealized appreciation on centrally cleared interest rate swaps	—	3,389	—	3,389
Liabilities:
Unrealized depreciation on futures contracts	(3,102)	—	—	(3,102)
Unrealized depreciation on open forward currency contracts	—	(11,656)	—	(11,656)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,281)	—	(9,281)
Unrealized depreciation on credit default swaps	—	(193)	—	(193)
Total	$130	$(6,457)	$—	$(6,327)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 247 of 251

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$867,636	$8,544	$876,180
U.S. Treasury bonds & notes	—	1,450	—	1,450
Mortgage-backed obligations	—	—	665	665
Asset-backed obligations	—	145	—	145
Convertible bonds & notes	—	573	78	651
Convertible stocks	377	459	—	836
Common stocks	15,518	3,329	24,963	43,810
Preferred securities	—	2,305	719	3,024
Rights & warrants	324	1,159	—[1]	1,483
Short-term securities	40,637	—	—	40,637
Total	$56,856	$877,056	$34,969	$968,881

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$381	$—	$—	$381
Liabilities:
Unrealized depreciation on credit default swaps	—	(63)	—	(63)
Total	$381	$(63)	$—	$318
[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
March 31, 2022 (dollars in thousands):
	Beginning value at 1/1/2022	Transfers into Level 3[3]	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3[3]	Ending value at 3/31/2022
Investment securities	$40,411	$—	$847	$(6,535)	$772	$(526)	$—	$34,969
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2022								$862
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 248 of 251

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$9,209	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Call price	N/A	N/A	N/A
		Yield analysis	YTM risk premium	104 bps - 200 bps	170 bps	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	5%	5%	Decrease
Convertible bonds & notes	78	Transaction price	N/A	N/A	N/A	N/A
Common stocks	24,963	Estimated recovery value	Exchange terms	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 4.9x	3.5x	Increase
			EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
			Discount to EV/EBITDA less CapEx multiple	15%	15%	Decrease
			DLOM	19%	19%	Decrease
Preferred securities	719	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	—[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$34,969
[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3Amount less than one thousand.
Key to abbreviations
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
YTM = Yield to maturity
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 249 of 251

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$63,467	$—	$63,467
U.S. Treasury bonds & notes	—	18,976	—	18,976
Asset-backed obligations	—	4,255	—	4,255
Bonds & notes of governments & government agencies outside the U.S.	—	527	—	527
Federal agency bonds & notes	—	262	—	262
Short-term securities	—	48,483	—	48,483
Total	$—	$135,970	$—	$135,970

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10	$—	$—	$10
Unrealized appreciation on centrally cleared interest rate swaps	—	1,577	—	1,577
Liabilities:
Unrealized depreciation on futures contracts	(350)	—	—	(350)
Total	$(340)	$1,577	$—	$1,237
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

At March 31, 2022, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$773,899	$—	$773,899
Mortgage-backed obligations	—	500,031	—	500,031
Federal agency bonds & notes	—	257,457	—	257,457
Short-term securities	—	596,105	—	596,105
Total	$—	$2,127,492	$—	$2,127,492

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,854	$—	$—	$13,854
Unrealized appreciation on centrally cleared interest rate swaps	—	34,656	—	34,656
Liabilities:
Unrealized depreciation on futures contracts	(24,308)	—	—	(24,308)
Unrealized depreciation on centrally cleared interest rate swaps	—	(13,309)	—	(13,309)
Total	$(10,454)	$21,347	$—	$10,893
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
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unaudited
Managed Risk Growth Fund

At March 31, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund

At March 31, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2022, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
INGEFP1-998-0522O-S85357	American Funds Insurance Series — Page 251 of 251